united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22696

Compass EMP Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

Compass EMP U.S. 500 Volatility Weighted Fund
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
Compass EMP International 500 Volatility Weighted Fund
Compass EMP Emerging Market 500 Volatility Weighted Fund
Compass EMP REC Enhanced Volatility Weighted Fund
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
Compass EMP Long/Short Strategies Fund
Compass EMP International 500 Enhanced Volatility Weighted Fund
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
Compass EMP Commodity Strategies Volatility Weighted Fund
Compass EMP Market Neutral Income Fund
Compass EMP Enhanced Fixed Income Fund
Compass EMP Ultra Short-Term Fixed Income Fund
Compass EMP Multi-Asset Balanced Fund
Compass EMP Multi-Asset Growth Fund
Compass EMP Alternative Strategies Fund

December 31, 2014

 Distributed by Northern Lights Distributors, LLC
Member FINRA

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
U.S. 500 Volatility Weighted Fund - Class A without sales charge	4.95%	11.62%	21.95%
U.S. 500 Volatility Weighted Fund - Class A with sales charge	(1.05)%	5.16%	18.58%
U.S. 500 Volatility Weighted Fund - Class C	4.55%	10.83%	21.03%
U.S. 500 Volatility Weighted Fund - Class I	5.08%	11.97%	22.29%
U.S. 500 Volatility Weighted Fund - Class T without sales charge	4.85%	11.42%	21.66%
U.S. 500 Volatility Weighted Fund - Class T with sales charge	1.19%	7.54%	19.64%
S&P 500 Total Return Index (2)	6.12%	13.69%	23.11%
CEMP U.S. Large Cap 500 Volatility Weighted Index (2)	5.57%	12.98%	23.71%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.34%, 2.09%, 1.09% and 1.59% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The S&P 500 Total Return Index and the CEMP U.S. Large Cap 500 Volatility Weighted Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	96.1%
Collateral for Securities Loaned	13.7%
Money Market Fund	3.2%
Liabilities in Excess of Other Assets	(13.0)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

1

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
U.S. Small Cap 500 Volatility Weighted Fund - Class A without sales charge	2.48%	4.01%	23.00%
U.S. Small Cap 500 Volatility Weighted Fund - Class A with sales charge	(3.41)%	(1.98)%	19.60%
U.S. Small Cap 500 Volatility Weighted Fund - Class C	2.05%	3.21%	22.12%
U.S. Small Cap 500 Volatility Weighted Fund - Class I	2.61%	4.25%	23.36%
U.S. Small Cap 500 Volatility Weighted Fund - Class T without sales charge	2.38%	3.80%	22.77%
U.S. Small Cap 500 Volatility Weighted Fund - Class T with sales charge	(1.23)%	0.16%	20.73%
Russell 2000 Total Return Index (2)	1.65%	4.89%	23.54%
CEMP U.S. Small Cap 500 Volatility Weighted Index (2)	3.04%	5.26%	25.55%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.65%, 2.40%, 1.40% and 1.90% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Russell 2000 Total Return Index and the CEMP U.S. Small Cap 500 Volatility Weighted Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	95.0%
Collateral for Securities Loaned	20.0%
Money Market Fund	4.0%
Liabilities in Excess of Other Assets	(19.0)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

2

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
International 500 Volatility Weighted Fund - Class A without sales charge	(7.49)%	(1.36)%	11.49%
International 500 Volatility Weighted Fund - Class A with sales charge	(12.84)%	(7.01)%	8.41%
International 500 Volatility Weighted Fund - Class C	(7.84)%	(2.08)%	10.68%
International 500 Volatility Weighted Fund - Class I	(7.37)%	(1.12)%	11.77%
International 500 Volatility Weighted Fund - Class T without sales charge	(7.60)%	(1.59)%	11.25%
International 500 Volatility Weighted Fund - Class T with sales charge	(10.85)%	(5.02)%	9.40%
MSCI EAFE Index (2)	(10.00)%	(7.35)%	8.15%
CEMP International 500 Volatility Weighted Index (2)	(6.78)%	0.00%	14.67%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.87%, 2.62%, 1.62% and 2.12% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The MSCI EAFE and the CEMP International 500 Volatility Weighted Indexes are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.6%
Collateral for Securities Loaned	1.1%
Money Market Fund	1.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

3

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Emerging Market 500 Volatility Weighted Fund - Class A without sales charge	(6.07)%	0.92%	0.85%
Emerging Market 500 Volatility Weighted Fund - Class A with sales charge	(11.45)%	(4.88)%	(1.93)%
Emerging Market 500 Volatility Weighted Fund - Class C	(6.47)%	0.14%	0.12%
Emerging Market 500 Volatility Weighted Fund - Class I	(6.03)%	1.17%	1.05%
Emerging Market 500 Volatility Weighted Fund - Class T without sales charge	(6.18)%	0.66%	0.59%
Emerging Market 500 Volatility Weighted Fund - Class T with sales charge	(9.49)%	(2.85)%	(1.08)%
Dow Jones Emerging Markets Index (2)	(6.93)%	(0.43)%	3.03%
CEMP Emerging Market 500 Volatilty Weighted Index TR (2)	(4.17)%	4.14%	4.63%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 3.43%, 4.18%, 3.18% and 3.68% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Dow Jones Emerging Markets Index and the CEMP Emerging Market 500 Volatility Weighted Index Total Return are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	88.4%
Exchange Traded Funds - Equity Funds	8.0%
Money Market Fund	3.3%
Warrants	0.0%
Other Assets Less Liabilities	0.3%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

4

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
REC Enhanced Volatility Weighted Fund - Class A without sales charge	9.13%	18.84%	13.03%
REC Enhanced Volatility Weighted Fund - Class A with sales charge	2.82%	11.97%	9.91%
REC Enhanced Volatility Weighted Fund - Class C	8.77%	17.92%	12.23%
REC Enhanced Volatility Weighted Fund - Class I	9.24%	19.09%	13.28%
REC Enhanced Volatility Weighted Fund - Class T without sales charge	8.98%	18.50%	12.71%
REC Enhanced Volatility Weighted Fund - Class T with sales charge	5.18%	14.39%	10.84%
Dow Jones U.S. Select REIT Index (2)	11.61%	31.85%	17.45%
CEMP U.S REIT Long/Cash Volatility Weighted Index (2)	9.92%	20.41%	15.45%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.73%, 2.48%, 1.48% and 1.98% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Dow Jones U.S. Select REIT Index and CEMP U.S. REIT Long/Cash Volatility Weighted Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
REITS	95.2%
Collateral for Securities Loaned	20.5%
Money Market Fund	3.9%
Liabilities in Excess of Other Assets	(19.6)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

5

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
U.S. 500 Enhanced Volatility Weighted Fund - Class A without sales charge	4.75%	11.08%	21.37%
U.S. 500 Enhanced Volatility Weighted Fund - Class A with sales charge	(1.25)%	4.66%	18.02%
U.S. 500 Enhanced Volatility Weighted Fund - Class C	4.34%	10.30%	20.49%
U.S. 500 Enhanced Volatility Weighted Fund - Class I	4.88%	11.35%	21.65%
U.S. 500 Enhanced Volatility Weighted Fund - Class T without sales charge	4.63%	10.84%	21.10%
U.S. 500 Enhanced Volatility Weighted Fund - Class T with sales charge	0.98%	6.99%	19.09%
S&P 500 Total Return Index (2)	6.12%	13.69%	23.11%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (2)	5.57%	12.98%	23.71%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.68%, 2.43%, 1.43% and 1.93% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The S&P 500 Total Return Index and the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	93.4%
Collateral for Securities Loaned	12.7%
Exchange Traded Fund	4.6%
Money Market Fund	1.7%
Liabilities in Excess of Other Assets	(12.4)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

6

COMPASS EMP LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Long/Short Strategies Fund - Class A without sales charge	2.70%	5.77%	6.02%
Long/Short Strategies Fund - Class A with sales charge	(3.19)%	(0.29)%	3.10%
Long/Short Strategies Fund - Class C	2.26%	4.97%	5.04%
Long/Short Strategies Fund - Class I	2.84%	6.10%	6.32%
Long/Short Strategies Fund - Class T without sales charge	2.60%	5.48%	5.79%
Long/Short Strategies Fund - Class T with sales charge	(1.01)%	1.76%	4.04%
MSCI World Stock Index (2)	(1.17)%	4.94%	16.91%
Barclays Equity Long/Short Index (2) (3)	0.60%	2.98%	8.63%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.82%, 2.57%, 1.57% and 2.07% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Barclays Equity Long/Short Index and the MSCI World Stock Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

(3)	Inception performance for the Barclays Equity Long/Short Index is as of October 31, 2012.

Top Holdings By Security Type	% of Net Assets
Common Stock	93.3%
Collateral for Securities Loaned	13.0%
Money Market	4.1%
Liabilities in Excess of Other Assets	(10.4)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

7

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
International 500 Enhanced Volatility Weighted Fund - Class A without sales charge	(7.75)%	(1.73)%	8.82%
International 500 Enhanced Volatility Weighted Fund - Class A with sales charge	(13.06)%	(7.40)%	5.81%
International 500 Enhanced Volatility Weighted Fund - Class C	(8.03)%	(2.48)%	8.02%
International 500 Enhanced Volatility Weighted Fund - Class I	(7.53)%	(1.46)%	9.08%
International 500 Enhanced Volatility Weighted Fund - Class T without sales charge	(7.81)%	(1.92)%	8.57%
International 500 Enhanced Volatility Weighted Fund - Class T with sales charge	(11.04)%	(5.38)%	6.77%
MSCI EAFE Index (2)	(10.00)%	(7.35)%	8.15%
CEMP International 500 Long/Cash Volatility Weighted Index (2)	(6.75)%	0.04%	12.21%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.98%, 2.73%, 1.73% and 2.23% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The MSCI EAFE Index and the CEMP International 500 Long/Cash Volatility Weighted Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	94.1%
Money Market Funds	5.5%
Collateral for Securities Loaned	0.9%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

8

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Commodity Strategies Enhanced Volatility Weighted Fund - Class A without sales charge	(9.17)%	(5.61)%	(6.50)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class A with sales charge	(14.37)%	(11.03)%	(9.08)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class C	(9.54)%	(6.37)%	(7.24)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class I	(9.05)%	(5.41)%	(6.21)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class T without sales charge	(9.34)%	(5.98)%	(6.77)%
Commodity Strategies Enhanced Volatility Weighted Fund - Class T with sales charge	(12.47)%	(9.24)%	(8.32)%
Barclays CTA Index (2) (3)	6.98%	7.62%	3.12%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 2.04%, 2.79%, 1.79% and 2.29% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Barclays CTA Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

(3)	Inception performance for the Barclays CTA Index is as of October 31, 2012.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	36.4%
Certificates of Deposit	34.8%
Commercial Paper	11.2%
Bonds & Notes	10.7%
Mutual Funds	4.2%
Other Assets Less Liabilities	2.7%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

9

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Commodity Strategies Volatility Weighted Fund - Class A without sales charge	(17.01)%	(9.52)%	(9.40)%
Commodity Strategies Volatility Weighted Fund - Class A with sales charge	(21.81)%	(14.75)%	(11.90)%
Commodity Strategies Volatility Weighted Fund - Class C	(17.28)%	(10.12)%	(10.06)%
Commodity Strategies Volatility Weighted Fund - Class I	(16.92)%	(9.35)%	(9.17)%
Commodity Strategies Volatility Weighted Fund - Class T without sales charge	(17.09)%	(9.78)%	(9.61)%
Commodity Strategies Volatility Weighted Fund - Class T with sales charge	(19.97)%	(12.89)%	(11.11)%
Bloomberg Commodity Index (2)	(22.50)%	(17.01)%	(13.72)%
CEMP Commodity Volatility Weighted Index (2)	(16.43)%	(8.62)%	(8.58)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.73%, 2.48%, 1.48% and 1.98% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Bloomberg Commodity Index and the CEMP Commodity Volatility Weighted Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	31.8%
Money Market Fund	27.9%
Commercial Paper	19.9%
Certificates of Deposit	10.8%
Mutual Funds	4.4%
Other Assets Less Liabilities	5.2%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

10

COMPASS EMP MARKET NEUTRAL INCOME FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Market Neutral Income Fund - Class A without sales charge	(1.15)%	1.22%	(1.05)%
Market Neutral Income Fund - Class A with sales charge	(6.83)%	(4.60)%	(3.79)%
Market Neutral Income Fund - Class C	(1.52)%	0.46%	(1.79)%
Market Neutral Income Fund - Class I	(1.02)%	1.55%	(0.71)%
Market Neutral Income Fund - Class T without sales charge	(1.28)%	1.01%	(1.30)%
Market Neutral Income Fund - Class T with sales charge	(4.77)%	(2.53)%	(2.93)%
Barclays U.S. Government Intermediate Index (2)	0.96%	2.52%	0.53%
Barclays Global Treasury Ex U.S. Index (2)	(8.27)%	(2.77)%	(3.98)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.30%, 2.05%, 1.05% and 1.55% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	79.9%
Money Market Fund	13.4%
Collateral for Securities Loaned	8.8%
Put Options on Futures Written	(0.2)%
Liabilities in Excess of Other Assets	(1.9)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

11

COMPASS EMP ENHANCED FIXED INCOME FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Enhanced Fixed Income Fund - Class A without sales charge	1.46%	3.23%	0.30%
Enhanced Fixed Income Fund - Class A with sales charge	(4.34)%	(2.67)%	(2.47)%
Enhanced Fixed Income Fund - Class C	1.13%	2.49%	(0.40)%
Enhanced Fixed Income Fund - Class I	1.59%	3.49%	0.55%
Enhanced Fixed Income Fund - Class T without sales charge	1.34%	3.01%	0.11%
Enhanced Fixed Income Fund - Class T with sales charge	(2.22)%	(0.57)%	(1.55)%
Barclays U.S. Government Intermediate Index (2)	0.96%	2.52%	0.53%
Barclays Global Treasury Ex U.S. Index (2)	(8.27)%	(2.77)%	(3.98)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 0.97%, 1.72%, 0.72% and 1.22% for Class A, Class C, Class I and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	50.4%
Certificates of Deposit	21.4%
Bonds & Notes	18.7%
Mutual Fund	4.1%
Commercial Paper	3.1%
Other Assets Less Liabilities	2.3%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

12

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Ultra Short-Term Fixed Income - Class A without sales charge	0.22%	0.38%	0.38%
Ultra Short-Term Fixed Income - Class A with sales charge	(0.77)%	(0.61)%	(0.09)%
Ultra Short-Term Fixed Income - Class I	0.35%	0.63%	0.62%
Citigroup 3-Month Treasury Bill Index (2)	0.01%	0.03%	0.04%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 0.97% and 0.72% for Class A and Class I, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 1.00%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date is November 19, 2012.

(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Certificates of Deposit	48.4%
Commercial Paper	46.3%
Money Market Fund	5.0%
Other Assets Less Liabilities	0.3%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

13

COMPASS EMP MULTI-ASSET BALANCED FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Five Years	Since Inception (1)
Multi-Asset Balanced Fund - Class A without sales charge	(0.70)%	3.71%	3.93%	6.95%
Multi-Asset Balanced Fund - Class A with sales charge	(6.42)%	(2.27)%	2.71%	5.90%
Multi-Asset Balanced Fund - Class C	(1.01)%	3.05%	3.27%	6.25%
Multi-Asset Balanced Fund - Class T without sales charge	(0.76)%	3.50%	3.67%	3.64%
Multi-Asset Balanced Fund - Class T with sales charge	(4.24)%	(0.11)%	2.94%	2.91%
S&P 500 Total Return Index (2)	6.12%	13.69%	15.45%	17.22%
Barclays Hedge Fund Index (2)	(0.79)%	2.90%	5.34%	8.21%
Barclays Hedge Fund of Funds Index (2)	0.94%	2.82%	2.88%	4.07%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.51%, 2.26% and 1.76% for Class A, Class C and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2)	The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Mutual Funds - Equity	50.3%
Mutual Funds - Asset Allocation	28.8%
Exchange Traded Funds - Equity	8.6%
Money Market Fund	7.3%
Mutual Funds - Commodity	5.0%
Other Assets Less Liabilities	0.0%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

14

COMPASS EMP MULTI-ASSET GROWTH FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Five Years	Since Inception (1)
Multi-Asset Growth Fund - Class A without sales charge	(0.88)%	4.80%	5.17%	8.23%
Multi-Asset Growth Fund - Class A with sales charge	(6.62)%	(1.20)%	3.92%	7.17%
Multi-Asset Growth Fund - Class C	(1.28)%	4.03%	4.38%	7.38%
Multi-Asset Growth Fund - Class T without sales charge	(0.98)%	4.51%	4.90%	4.83%
Multi-Asset Growth Fund - Class T with sales charge	(4.45)%	0.81%	4.15%	4.09%
S&P 500 Total Return Index (2)	6.12%	13.69%	15.45%	17.22%
Barclays Hedge Fund Index (2)	(0.79)%	2.90%	5.34%	8.21%
Barclays Hedge Fund of Funds Index (2)	0.94%	2.82%	2.88%	4.07%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.73%, 2.48% and 1.98% for Class A, Class C and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date for Class A and C is December 31, 2008, Class T is December 30, 2009. Inception date for the indexes is December 31, 2008.

(2)	The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Mutual Funds - Equity	78.4%
Exchange Traded Funds - Equity	14.9%
Money Market Fund	6.7%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

15

COMPASS EMP ALTERNATIVE STRATEGIES FUND
PORTFOLIO REVIEW
December 31, 2014 (Unaudited)

The Fund’s performance figures* for the six months ended December 31, 2014, compared to its benchmarks:

	Six Months	One Year	Five Years	Since Inception (1)
Alternative Strategies Fund - Class A without sales charge	(1.30)%	3.70%	1.18%	1.08%
Alternative Strategies Fund - Class A with sales charge	(7.01)%	(2.22)%	(0.02)%	(0.11)%
Alternative Strategies Fund - Class C	(1.76)%	2.95%	0.39%	0.29%
Alternative Strategies Fund - Class T without sales charge	(1.43)%	3.51%	0.91%	0.81%
Alternative Strategies Fund - Class T with sales charge	(4.89)%	(0.10)%	0.20%	0.10%
S&P 500 Total Return Index (2)	6.12%	13.69%	15.45%	15.21%
Barclays Hedge Fund Index (2)	(0.79)%	2.90%	7.37%	5.34%
Barclays Hedge Fund of Funds Index (2)	0.94%	2.82%	5.43%	2.88%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Returns greater than 1 year are annualized. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense ratios, including underlying funds, is 1.80%, 2.55% and 2.05% for Class A, Class C and Class T, respectively, per the Fund’s November 1, 2014 prospectus. Class A shares and Class T shares are subject to a maximum sales charge imposed on purchases of 5.75% and 3.50%, respectively. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1)	Inception date for Class A, C, T and the S&P 500 Total Return Index is December 30, 2009. The Inception date for the Barclays Hedge Fund Index and Barclays Hedge Fund of Funds Index is December 31, 2009.

(2)	The S&P 500 Total Return Index, Barclay Hedge Fund Index and Barclay Hedge Fund of Funds Index are unmanaged indexes. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Mutual Funds - Equity	54.0%
Mutual Funds - Commodity	18.8%
Mutual Funds - Asset Allocation	16.7%
Exchange Traded Funds - Equity	6.9%
Money Market Fund	3.7%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Fund’s Schedule of Investments for complete holdings information.

16

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 96.1%
	ADVERTISING - 0.4%
238	Alliance Data Systems Corp. *	$68,080
1,302	Omnicom Group, Inc. ^	100,866
		168,946
	AEROSPACE/DEFENSE - 1.8%
770	B/E Aerospace, Inc. *	44,675
681	Boeing Co.	88,516
755	General Dynamics Corp.	103,903
617	L-3 Communications Holdings, Inc.	77,872
554	Lockheed Martin Corp.	106,684
749	Northrop Grumman Corp.	110,395
870	Raytheon Co.	94,108
1,401	Rockwell Collins, Inc.	118,356
1,062	United Technologies Corp.	122,130
		866,639
	AGRICULTURE - 1.0%
2,639	Altria Group, Inc.	130,024
1,923	Archer-Daniels-Midland Co.	99,996
898	Lorillard, Inc.	56,520
1,370	Philip Morris International, Inc.	111,586
1,378	Reynolds American, Inc.	88,564
		486,690
	AIRLINES - 0.5%
1,257	Alaska Air Group, Inc.	75,118
1,319	Delta Air Lines, Inc.	64,882
2,148	Southwest Airlines Co.	90,903
		230,903
	APPAREL - 0.9%
633	Hanesbrands, Inc.	70,655
1,160	NIKE, Inc. - Cl. B	111,534
577	Ralph Lauren Corp.	106,837
561	Under Armour, Inc. - Cl. A * ^	38,092
1,432	VF Corp. ^	107,257
		434,375
	AUTO MANUFACTURERS - 0.6%
5,759	Ford Motor Co.	89,265
2,260	General Motors Co.	78,897
1,419	PACCAR, Inc.	96,506
		264,668
	AUTO PARTS & EQUIPMENT - 1.0%
2,687	Allison Transmission Holdings, Inc.	91,089
1,320	BorgWarner, Inc.	72,534
1,708	Johnson Controls, Inc.	82,565
771	Lear Corp.	75,620
712	TRW Automotive Holdings Corp. *	73,229
849	WABCO Holdings, Inc. *	88,958
		483,995
	BANKS - 4.6%
2,474	Bank of New York Mellon Corp.	100,370
2,853	BB&T Corp.	110,953
1,206	Capital One Financial Corp.	99,555
1,703	CIT Group, Inc.	81,454
1,605	Citigroup, Inc.	86,847
1,739	Comerica, Inc.	81,455
4,583	Fifth Third Bancorp	93,379
1,303	First Republic Bank	67,912
572	Goldman Sachs Group, Inc.	110,871
8,889	Huntington Bancshares, Inc.	93,512
5,997	KeyCorp	83,358
1,051	M&T Bank Corp. ^	132,027
2,245	Morgan Stanley	87,106
1,581	Northern Trust Corp.	106,559
1,238	PNC Financial Services Group, Inc.	112,943
8,143	Regions Financial Corp.	85,990
579	Signature Bank *	72,931
1,192	State Street Corp.	93,572
2,344	SunTrust Banks, Inc.	98,214

See accompanying notes to financial statements.

17

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 4.6%
626	SVB Financial Group *	$72,660
2,953	US Bancorp	132,737
2,491	Wells Fargo & Co.	136,557
		2,140,962
	BEVERAGES - 1.8%
1,203	Brown-Forman Corp. - Cl. B	105,672
2,936	Coca-Cola Co.	123,958
2,195	Coca-Cola Enterprises, Inc.	97,063
942	Constellation Brands, Inc. - Cl. A *	92,476
1,592	Dr. Pepper Snapple Group, Inc.	114,115
257	Keurig Green Mountain, Inc. ^	34,026
1,253	Molson Coors Brewing Co. - Cl. B	93,374
431	Monster Beverage Corp. * ^	46,699
1,395	PepsiCo, Inc.	131,911
		839,294
	BIOTECHNOLOGY - 0.7%
506	Amgen, Inc.	80,601
140	Biogen Idec, Inc.*	47,523
616	Celgene Corp. *	68,906
541	Gilead Sciences, Inc .*	50,995
234	Illumina, Inc. *	43,192
128	Regeneron Pharmaceuticals, Inc. * ^	52,512
		343,729
	BUILDING MATERIALS - 0.4%
1,444	Fortune Brands Home & Security, Inc.	65,370
2,767	Masco Corp.	69,728
1,114	Vulcan Materials Co.	73,223
		208,321
	CHEMICALS - 4.7%
660	Air Products & Chemicals, Inc.	95,192
958	Airgas, Inc.	110,342
1,421	Celanese Corp.	85,203
313	CF Industries Holdings, Inc.	85,305
1,565	Dow Chemical Co.	71,380
1,041	Eastman Chemical Co.	78,970
1,115	Ecolab, Inc.	116,540
1,770	EI du Pont de Nemours & Co.	130,874
1,353	FMC Corp.	77,162
2,739	Huntsman Corp.	62,394
1,080	International Flavors & Fragrances, Inc.	109,469
861	LyondellBasell Industries	68,355
2,308	Mosaic Co.	105,360
223	NewMarket Corp.	89,987
519	PPG Industries, Inc.	119,967
985	Praxair, Inc.	127,617
2,101	RPM International, Inc.	106,542
468	Sherwin-Williams Co.	123,103
1,368	Sigma-Aldrich Corp.	187,785
1,263	Valspar Corp.	109,224
729	Westlake Chemical Corp.	44,535
867	WR Grace & Co. *	82,703
		2,188,009
	COMMERCIAL SERVICES - 3.5%
1,365	The ADT Corp. ^	49,454
2,619	Aramark	81,582
1,526	Automatic Data Processing, Inc.	127,223
1,695	Cintas Corp.	132,956
1,319	Equifax, Inc.	106,668
414	FleetCor Technologies, Inc. *	61,566
957	Gartner, Inc. *	80,589
912	Manpower Group, Inc.	62,171
940	Mastercard, Inc. - Cl. A	80,990
1,091	McGraw Hill Financial, Inc.	97,077
874	Moody’s Corp. ^	83,738
2,251	Quanta Services, Inc. *	63,906
1,501	Robert Half International, Inc.	87,628
2,259	SEI Investments Co.	90,450
3,172	Total System Services, Inc.	107,721

See accompanying notes to financial statements.

18

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.5%
621	Towers Watson & Co. - Cl. A	$70,279
503	United Rentals, Inc. *	51,311
1,664	Verisk Analytics, Inc. - Cl. A *	106,579
4,761	Western Union Co. ^	85,269
		1,627,157
	COMPUTERS - 2.4%
594	3D Systems Corp. * ^	19,525
2,358	Amdocs Ltd.	110,013
784	Apple, Inc.	86,538
1,334	Cognizant Technology Solutions Corp. - Cl. A *	70,248
1,241	Computer Sciences Corp.	78,245
3,370	EMC Corp.	100,224
2,069	Hewlett-Packard Co.	83,029
720	IHS, Inc. - Cl. A *	81,994
574	International Business Machines Corp.	92,093
1,751	NCR Corp. *	51,024
1,618	NetApp, Inc.	67,066
560	SanDisk Corp.	54,869
2,401	Synopsys, Inc. *	104,371
1,434	Teradata Corp. * ^	62,637
754	Western Digital Corp.	83,468
		1,145,344
	COSMETICS/PERSONAL CARE - 0.8%
2,005	Colgate-Palmolive Co.	138,726
1,314	Estee Lauder Cos., Inc. - Cl. A	100,127
1,709	Procter & Gamble Co.	155,673
		394,526
	DISTRIBUTION/WHOLESALE - 0.9%
1,883	Fastenal Co. ^	89,555
619	Fossil Group, Inc. *	68,548
1,162	Genuine Parts Co.	123,834
1,900	LKQ Corp. *	53,428
383	WW Grainger, Inc. ^	97,623
		432,988
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
307	Affiliated Managers Group, Inc. *	65,158
1,109	American Express Co.	103,181
659	Ameriprise Financial, Inc.	87,153
264	BlackRock, Inc. - Cl. A	94,396
2,203	Charles Schwab Corp.	66,509
1,153	CME Group, Inc.	102,213
1,474	Discover Financial Services	96,532
1,530	Franklin Resources, Inc.	84,716
2,001	Invesco Ltd.	79,080
1,435	Legg Mason, Inc.	76,586
1,931	NASDAQ OMX Group, Inc.	92,611
1,483	Raymond James Financial, Inc.	84,961
1,155	T. Rowe Price Group, Inc.	99,168
2,133	TD Ameritrade Holding Corp. ^	76,319
400	Visa, Inc.	104,880
		1,313,463
	ELECTRIC - 5.6%
2,110	Alliant Energy Corp. ^	140,146
2,486	Ameren Corp.	114,679
1,937	American Electric Power Co., Inc.	117,615
3,763	CMS Energy Corp.	130,764
2,050	Consolidated Edison, Inc. ^	135,320
1,528	Dominion Resources, Inc.	117,503
1,490	DTE Energy Co.	128,691
1,365	Entergy Corp.	119,410
2,581	Exelon Corp.	95,703
2,549	ITC Holdings Corp.	103,056
3,224	MDU Resources Group, Inc.	75,764
1,171	NextEra Energy, Inc.	124,466
2,688	Northeast Utilities	143,862
3,316	OGE Energy Corp.	117,652
2,606	Pepco Holdings, Inc.	70,180
2,199	PG&E Corp.	117,075
1,901	Pinnacle West Capital Corp.	129,857
2,497	Public Service Enterprise Group, Inc.	103,401

See accompanying notes to financial statements.

19

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	ELECTRIC (Continued) - 5.6%
2,279	SCANA Corp.	$137,652
2,978	Southern Co.	146,250
2,330	Wisconsin Energy Corp. ^	122,884
3,946	Xcel Energy, Inc.	141,740
		2,633,670
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
408	Acuity Brands, Inc.	57,149
1,976	AMETEK, Inc.	103,997
1,750	Emerson Electric Co. ^	108,027
568	Energizer Holdings, Inc.	73,022
812	Hubbell, Inc. - Cl. B	86,746
		428,941
	ELECTRONICS - 2.1%
1,952	Agilent Technologies, Inc.	79,915
2,276	Amphenol Corp. - Cl. A ^	122,472
1,330	Arrow Electronics Inc. *	76,994
1,703	Avnet, Inc.	73,263
3,697	Corning, Inc.	84,772
7,054	Flextronics International Ltd. *	78,864
1,265	Honeywell International, Inc.	126,399
316	Mettler-Toledo International, Inc. *	95,577
785	Thermo Fisher Scientific, Inc.	98,353
1,711	Trimble Navigation Ltd. *	45,410
724	Waters Corp. *	81,609
		963,628
	ENGINEERING & CONSTRUCTION - 0.3%
1,226	Fluor Corp.	74,332
1,561	Jacobs Engineering Group, Inc. *	69,761
		144,093
	ENTERTAINMENT - 0.2%
1,250	Madison Square Garden Co. *	94,075

	ENVIRONMENTAL CONTROL - 0.9%
3,703	Republic Services, Inc.	149,046
1,268	Stericycle, Inc. *	166,209
2,288	Waste Connections, Inc.	100,649
		415,904
	FOOD - 3.1%
2,289	General Mills, Inc.	122,072
1,255	Hershey Co.	130,432
2,068	Hormel Foods Corp.	107,743
971	Ingredion, Inc.	82,380
1,061	JM Smucker Co.	107,140
1,493	Kellogg Co.	97,702
1,913	Kraft Foods Group, Inc. ^	119,869
1,786	Kroger Co.	114,679
1,578	McCormick & Co., Inc. ^	117,245
2,892	Mondelez International, Inc. - Cl. A	105,052
1,734	Pilgrim’s Pride Corp. * ^	56,858
3,567	Sysco Corp.	141,574
1,481	Tyson Foods, Inc. - Cl. A ^	59,373
1,434	WhiteWave Foods Co. *	50,176
1,262	Whole Foods Market, Inc. ^	63,630
		1,475,925
	FOREST PRODUCTS & PAPER - 0.2%
2,168	MeadWestvaco Corp.	96,238

	GAS - 1.0%
2,126	AGL Resources, Inc.	115,888
1,228	National Fuel Gas Co.	85,383
2,914	NiSource, Inc.	123,612
1,240	Sempra Energy	138,086
		462,969
	HAND & MACHINE TOOLS - 0.6%
1,181	Lincoln Electric Holdings, Inc. ^	81,595
729	Snap-on, Inc.	99,683
1,043	Stanley Black & Decker, Inc.	100,211
		281,489

See accompanying notes to financial statements.

20

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	HEALTHCARE-PRODUCTS - 3.6%
1,742	Baxter International, Inc.	$127,671
1,158	Becton Dickinson and Co.	161,147
2,095	CareFusion Corp. *	124,317
433	Cooper Cos., Inc.	70,185
2,579	DENTSPLY International, Inc.	137,383
602	Edwards Lifesciences Corp. *	76,683
1,043	Henry Schein, Inc. * ^	142,004
1,390	Hospira, Inc. *	85,137
750	IDEXX Laboratories, Inc. *	111,203
85	Intuitive Surgical, Inc. *	44,960
1,539	Medtronic, Inc. ^	111,116
1,469	ResMed, Inc. ^	82,352
1,440	St. Jude Medical, Inc.	93,643
1,384	Stryker Corp.	130,553
1,166	Varian Medical Systems, Inc. *	100,871
755	Zimmer Holdings, Inc.	85,632
		1,684,857
	HEALTHCARE SERVICES - 2.0%
942	Aetna, Inc.	83,678
685	Anthem, Inc.	86,084
746	Cigna Corp.	76,771
1,529	DaVita HealthCare Partners, Inc. *	115,806
933	HCA Holdings, Inc. *	68,473
1,008	Laboratory Corp. of America Holdings *	108,763
1,810	MEDNAX, Inc. *	119,659
1,496	Quest Diagnostics, Inc. ^	100,322
1,082	UnitedHealth Group, Inc.	109,379
627	Universal Health Services, Inc. - Cl. B	69,760
		938,695
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
3,921	Leucadia National Corp.	87,909

	HOMEBUILDERS - 0.7%
2,420	DR Horton, Inc.	61,202
1,868	Lennar Corp. - Cl. A	83,705
4,082	PulteGroup, Inc. ^	87,600
2,505	Toll Brothers, Inc. *	85,846
		318,353
	HOME FURNISHINGS - 0.3%
444	Harman International Industries, Inc.	47,379
449	Whirlpool Corp.	86,989
		134,368
	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,963	Church & Dwight Co., Inc.	154,704
1,431	Clorox Co. ^	149,125
1,293	Kimberly-Clark Corp.	149,393
		453,222
	HOUSEWARES - 0.2%
2,738	Newell Rubbermaid, Inc.	104,290

	INSURANCE - 5.0%
1,983	Aflac, Inc.	121,141
337	Alleghany Corp. *	156,200
1,958	Allstate Corp.	137,549
2,292	American Financial Group, Inc.	139,170
1,816	American International Group, Inc.	101,714
2,372	Arthur J Gallagher & Co. - Cl. B	111,674
1,503	Chubb Corp. ^	155,515
2,651	Cincinnati Financial Corp.	137,401
2,350	CNA Financial Corp.	90,968
4,002	Genworth Financial, Inc. - Cl.A *	34,017
1,319	Lincoln National Corp.	76,067
222	Markel Corp. *	151,590
2,261	Marsh & McLennan Cos., Inc.	129,420
1,480	MetLife, Inc.	80,053
1,559	Principal Financial Group, Inc.	80,974
4,159	Progressive Corp.	112,251
2,433	Torchmark Corp.	131,796
1,502	Travelers Cos., Inc. ^	158,987

See accompanying notes to financial statements.

21

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	INSURANCE (Continued) - 5.0%
2,577	Unum Group	$89,886
2,867	WR Berkley Corp.	146,962
		2,343,335
	INTERNET - 1.3%
502	F5 Networks, Inc. * ^	65,493
556	Facebook, Inc. *	43,379
129	Google, Inc. - Cl. A *	68,455
3,817	Liberty Interactive Corp. *	112,296
86	Netflix, Inc. *	29,378
52	Priceline Group, Inc. *	59,291
2,394	Symantec Corp.	61,418
431	TripAdvisor, Inc. *	32,178
1,221	Verisign, Inc. * ^	69,597
1,323	Yahoo!, Inc. *	66,825
		608,310
	INVESTMENT COMPANIES - 0.3%
9,043	Ares Capital Corp.	141,116

	IRON/STEEL - 0.4%
1,654	Nucor Corp.	81,129
1,230	Reliance Steel & Aluminum Co.	75,362
2,593	Steel Dynamics, Inc.	51,186
		207,677
	LEISURE TIME - 0.7%
1,216	Harley-Davidson, Inc.	80,147
1,843	Jarden Corp. * ^	88,243
467	Polaris Industries, Inc. ^	70,629
984	Royal Caribbean Cruises Ltd.	81,111
		320,130
	LODGING - 1.0%
1,348	Hyatt Hotels Corp. - Cl. A * ^	81,163
947	Las Vegas Sands Corp.	55,078
1,535	Marriott International, Inc. - Cl. A	119,776
969	Starwood Hotels & Resorts Worldwide Inc.	78,557
1,102	Wyndham Worldwide Corp.	94,508
273	Wynn Resorts Ltd.	40,611
		469,693
	MACHINERY-CONSTRUCTION & MINING - 0.3%
931	Caterpillar, Inc.	85,214
1,210	Joy Global, Inc. ^	56,289
		141,503
	MACHINERY DIVERSIFIED - 1.7%
615	Cummins, Inc.	88,665
1,590	Deere & Co. ^	140,667
983	Flowserve Corp.	58,813
1,308	IDEX Corp.	101,815
1,105	Nordson Corp. ^	86,146
719	Rockwell Automation, Inc.	79,953
684	Roper Industries, Inc.	106,943
963	Wabtec Corp.	83,675
1,830	Xylem, Inc.	69,668
		816,345
	MEDIA - 2.6%
3,957	Cablevision Systems Corp.	81,672
1,245	CBS Corp. - Cl. B	68,898
1,663	Comcast Corp. - Cl. A ^	96,471
908	DIRECTV - Cl. A *	78,724
1,835	Discovery Communications, Inc. - Cl. A *	63,216
656	FactSet Research Systems, Inc.	92,332
2,280	Gannett Co., Inc.	72,800
2,493	Liberty Media Corp. *	87,928
2,058	Nielsen Holdings NV	92,054
1,031	Scripps Networks Interactive, Inc. Cl. A	77,603
21,463	Sirius XM Holdings, Inc. *	75,121
622	Time Warner Cable, Inc. - Cl. A	94,581
706	Time Warner, Inc. ^	60,307
1,200	Viacom, Inc. - Cl. B	90,300
1,038	Walt Disney Co. ^	97,769
		1,229,776

See accompanying notes to financial statements.

22

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	METAL FABRICATE/HARDWARE - 0.2%
347	Precision Castparts Corp.	$83,585

	MINING - 0.2%
2,237	Freeport-McMoRan, Inc. - Cl. B	52,256
2,120	Southern Copper Corp. ^	59,784
		112,040
	MISCELLANEOUS MANUFACTURING - 2.8%
868	3M Co.	142,630
1,182	Carlisle Cos., Inc.	106,664
1,104	Colfax Corp. * ^	56,933
1,320	Danaher Corp.	113,137
2,130	Donaldson Co., Inc.	82,282
1,084	Dover Corp. ^	77,744
1,175	Eaton Corp. PLC	79,853
4,392	General Electric Co.	110,986
1,445	Illinois Tool Works, Inc.	136,842
1,325	Ingersoll-Rand PLC	83,992
1,212	Pall Corp.	122,667
709	Parker Hannifin Corp.	91,426
1,835	Textron, Inc.	77,272
1,206	Trinity Industries, Inc. ^	33,780
		1,316,208
	OFFICE/BUSINESS EQUIPMENT - 0.2%
5,320	Xerox Corp.	73,735

	OIL & GAS - 3.4%
969	Apache Corp.	60,727
1,867	Cabot Oil & Gas Corp. - Cl. A	55,282
950	Chevron Corp.	106,571
394	Cimarex Energy Co.	41,764
446	Concho Resources, Inc. *	44,489
1,397	ConocoPhillips	96,477
808	Continental Resources, Inc. * ^	30,995
1,326	Devon Energy Corp.	81,164
1,548	Diamond Offshore Drilling, Inc. ^	56,827
715	EOG Resources, Inc.	65,830
793	EQT Corp.	60,030
1,183	Exxon Mobil Corp.	109,368
695	Helmerich & Payne, Inc.	46,857
1,079	Hess Corp.	79,652
1,481	HollyFrontier Corp.	55,508
2,423	Marathon Oil Corp.	68,547
713	Marathon Petroleum Corp.	64,355
1,336	Murphy Oil Corp.	67,495
1,091	Noble Energy, Inc.	51,746
1,131	Occidental Petroleum Corp.	91,170
995	Phillips 66	71,341
996	Range Resources Corp. ^	53,236
528	SM Energy Co.	20,370
2,057	Southwestern Energy Co. * ^	56,136
1,088	Valero Energy Corp.	53,856
		1,589,793
	OIL & GAS SERVICES - 1.2%
1,253	Baker Hughes, Inc.	70,256
1,290	Cameron International Corp. *	64,435
798	Dresser-Rand Group, Inc. *	65,276
1,476	FMC Technologies, Inc. * ^	69,136
1,160	Halliburton Co.	45,623
1,100	National Oilwell Varco, Inc. ^	72,083
1,200	Oceaneering International, Inc.	70,572
923	Schlumberger Ltd.	78,833
369	Targa Resources Corp.	39,132
		575,346
	PACKAGING & CONTAINERS - 1.0%
1,748	Ball Corp.	119,161
2,021	Crown Holdings, Inc. *	102,869
1,096	Packaging Corp. of America	85,543
1,517	Rock Tenn Co. - Cl. A	92,507
1,919	Sealed Air Corp.	81,423
		481,503

See accompanying notes to financial statements.

23

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	PHARMACEUTICALS - 2.9%
2,792	Abbott Laboratories	$125,696
1,258	AbbVie, Inc.	82,324
324	Allergan, Inc.	68,879
1,423	Bristol-Myers Squibb Co.	84,000
1,530	Eli Lilly & Co.	105,555
1,241	Express Scripts Holding Co. *	105,075
1,197	Johnson & Johnson	125,170
439	McKesson Corp.	91,128
930	Mead Johnson Nutrition Co.	93,502
1,508	Merck & Co., Inc.	85,639
1,261	Mylan, Inc. *	71,083
3,408	Pfizer, Inc.	106,159
1,380	Quintiles Transnational Holdings, Inc. *	81,241
2,596	Zoetis, Inc. - Cl. A	111,706
		1,337,157
	PIPELINES - 0.5%
2,059	Kinder Morgan, Inc.	87,116
1,313	ONEOK, Inc.	65,374
2,840	Spectra Energy Corp.	103,092
		255,582
	REAL ESTATE - 0.4%
2,652	CBRE Group, Inc. - Cl. A *	90,831
717	Jones Lang LaSalle, Inc.	107,500
		198,331
	RETAIL - 7.4%
494	Advanced Auto Parts, Inc.	78,684
1,381	AutoNation, Inc. *	83,426
188	AutoZone, Inc. *	116,393
1,028	Bed Bath & Beyond, Inc. *	78,303
985	Best Buy Co., Inc.	38,395
1,164	CarMax, Inc. *	77,499
82	Chipotle Mexican Grill, Inc. - Cl. A *	56,130
1,676	Coach, Inc.	62,951
969	Costco Wholesale Corp.	137,356
1,514	CVS Health Corp.	145,813
1,605	Darden Restaurants, Inc. ^	94,101
1,134	Dick’s Sporting Goods, Inc.	56,303
1,007	Dollar General Corp. *	71,195
1,694	Dollar Tree, Inc. *	119,224
582	Family Dollar Stores, Inc.	46,100
1,289	Foot Locker, Inc.	72,416
1,728	Gap, Inc.	72,766
1,209	Home Depot, Inc.	126,909
1,339	Kohl’s Corp. ^	81,733
1,137	L Brands, Inc.	98,407
1,726	Lowe’s Cos., Inc.	118,749
1,277	Macy’s, Inc. ^	83,963
1,677	McDonald’s Corp.	157,135
1,050	MSC Industrial Direct Co., Inc. - Cl. A ^	85,313
1,003	Nordstrom, Inc.	79,628
574	O’Reilly Automotive, Inc. * ^	110,564
891	PetSmart, Inc.	72,434
6,569	Rite Aid Corp. * ^	49,399
1,122	Ross Stores, Inc.	105,760
3,828	Staples, Inc. ^	69,363
1,414	Target Corp. ^	107,337
1,248	TJX Cos., Inc.	85,588
1,256	Tractor Supply Co.	98,998
554	Ulta Salon Cosmetics & Fragrance, Inc. *	70,823
1,763	Urban Outfitters, Inc. *	61,934
2,031	Wal-Mart Stores, Inc.	174,422
862	Walgreens Boots Alliance, Inc.	65,684
927	Williams-Sonoma, Inc.	70,155
1,081	Yum! Brands, Inc.	78,751
		3,460,104
	SAVINGS & LOANS - 0.5%
11,287	Hudson City Bancorp, Inc.	114,224
7,108	New York Community Bancorp, Inc. ^	113,728
		227,952

See accompanying notes to financial statements.

24

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	SEMICONDUCTORS - 2.7%
2,637	Altera Corp.	$97,411
1,833	Analog Devices, Inc.	101,768
3,093	Applied Materials, Inc.	77,078
1,078	Cree, Inc. * ^	34,733
524	First Solar, Inc. *	23,368
2,375	Intel Corp.	86,189
1,183	KLA-Tencor Corp.	83,189
899	Lam Research Corp.	71,327
1,990	Linear Technology Corp.	90,744
2,323	Maxim Integrated Products, Inc.	74,034
2,035	Microchip Technology, Inc. ^	91,799
1,477	Micron Technology, Inc. *	51,710
3,509	NVIDIA Corp.	70,355
1,254	QUALCOMM, Inc.	93,210
907	Skyworks Solutions, Inc. *	65,948
1,900	Texas Instruments, Inc. ^	101,584
1,465	Xilinx, Inc.	63,420
		1,277,867
	SOFTWARE - 2.9%
2,722	Activision Blizzard, Inc. ^	54,848
1,001	Adobe Systems, Inc. *	72,773
835	Akamai Technologies, Inc. *	52,572
1,124	ANSYS, Inc. *	92,168
1,184	Autodesk, Inc. *	71,111
3,293	CA, Inc. ^	100,272
1,208	Cerner Corp. *	78,109
947	Citrix Systems, Inc. *	60,419
1,745	Fidelity National Information Services, Inc.	108,539
1,630	Fiserv, Inc. *	115,681
1,972	Microsoft Corp.	91,599
1,790	MSCI, Inc. - Cl. A *	84,918
2,489	Oracle Corp.	111,930
2,826	Paychex, Inc.	130,476
1,237	Red Hat, Inc. *	85,526
600	VMware, Inc. - Cl. A *	49,512
		1,360,453
	TELECOMMUNICATIONS - 1.4%
3,314	AT&T, Inc. ^	111,317
4,198	Cisco Systems, Inc.	116,767
1,366	Harris Corp.	98,106
2,624	Juniper Networks, Inc. *	58,568
1,811	Motorola Solutions, Inc.	121,482
2,325	Verizon Communications, Inc.	108,764
6,027	Windstream Holdings, Inc. ^	49,662
		664,666
	TEXTILES - 0.2%
533	Mohawk Industries, Inc. *	82,807

	TOYS/GAMES/HOBBIES - 0.2%
1,941	Hasbro, Inc. ^	106,736

	TRANSPORTATION - 2.6%
1,192	CH Robinson Worldwide, Inc.	89,269
3,064	CSX Corp. ^	111,009
2,033	Expeditors International of Washington, Inc.	90,692
637	FedEx Corp.	110,621
919	Genesee & Wyoming, Inc. *	82,636
1,379	JB Hunt Transport Services, Inc.	116,181
483	Kansas City Southern	58,940
613	Kirby Corp. *	49,494
856	Norfolk Southern Corp.	93,826
1,339	Old Dominion Freight Line, Inc. * ^	103,960
1,120	Union Pacific Corp.	133,426
1,368	United Parcel Service, Inc. - Cl. B ^	152,081
		1,192,135
	TRUCKING & LEASING - 0.1%
234	AMERCO	66,517

See accompanying notes to financial statements.

25

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	WATER - 0.3%
2,644	American Water Works Co., Inc.	$140,925

	TOTAL COMMON STOCK - (Cost - $38,766,589)	45,169,962

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
1,491,934	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	1,491,934
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,491,934)

	COLLATERAL FOR SECURITIES LOANED - 13.7%
6,424,094	Mount Vernon Securities Lending Prime Portfolio	6,424,094
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,424,094)

	TOTAL INVESTMENTS - 113.0% (Cost - $46,682,617) (a)	$53,085,990
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%	(6,095,022)
	NET ASSETS - 100.0%	$46,990,968

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

PLC - Public Limited Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $46,681,785 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$7,255,437
Unrealized depreciation	(851,232)
Net unrealized appreciation	$6,404,205

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
17	S&P Mini Future, March 2015	$1,744,625	$15,195
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

26

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 95.0%
	AEROSPACE/DEFENSE - 0.7%
973	AAR Corp.	$27,030
339	Astronics Corp. *	18,750
1,174	Kaman Corp.	47,066
827	Orbital Sciences Corp. *	22,238
		115,084
	AGRICULTURE - 0.1%
313	Andersons, Inc.	16,633

	AIRLINES - 0.2%
222	Allegiant Travel Co.	33,373

	APPAREL - 0.8%
320	G-III Apparel Group Ltd. *	32,323
1,081	Iconix Brand Group, Inc. * ^	36,527
522	Oxford Industries, Inc.	28,820
1,050	Steven Madden Ltd. * ^	33,421
		131,091
	AUTO MANUFACTERERS - 0.1%
2,057	Wabash National Corp. * ^	25,425

	AUTO PARTS & EQUIPMENT - 0.7%
1,671	American Axle & Manufacturing Holdings, Inc. *	37,748
718	Dorman Products, Inc. * ^	34,658
418	Gentherm, Inc. *	15,307
775	Standard Motor Products, Inc.	29,543
		117,256
	BANKS - 12.7%
2,339	Associated Banc-Corp.	43,576
661	BancFirst Corp.	41,901
1,655	BancorpSouth, Inc. ^	37,254
826	Bank of Hawaii Corp.	48,990
996	Bank of the Ozarks, Inc. ^	37,768
2,475	BBCN Bancorp, Inc.	35,590
2,551	Boston Private Financial Holdings, Inc. ^	34,362
1,771	Capital Bank Financial Corp. *	47,463
1,345	Cathay General Bancorp ^	34,419
1,457	Chemical Financial Corp.	44,642
1,410	Columbia Banking System, Inc.	38,930
1,164	Community Bank System, Inc.	44,383
2,387	CVB Financial Corp.	38,240
1,029	Eagle Bancorp, Inc. *	36,550
202	First Citizens BancShares, Inc. ^	51,064
2,472	First Financial Bancorp	45,954
1,318	First Financial Bankshares, Inc. ^	39,382
1,304	First Interstate BancSystem, Inc.	36,277
2,197	First Midwest Bancorp, Inc.	37,591
2,104	FirstMerit Corp.	39,745
3,595	FNB Corp. ^	47,885
3,823	Fulton Financial Corp.	47,252
1,311	Glacier Bancorp, Inc.	36,406
1,321	Hancock Holding Co.	40,555
965	Home BancShares, Inc.	31,034
585	Iberiabank Corp.	37,937
1,109	Independent Bank Corp. ^	47,476
585	Independent Bank Group, Inc.	22,850
1,134	International Bancshares Corp.	30,096
1,358	Legacy Texas Financial Group, Inc.	32,388
1,299	MB Financial, Inc. ^	42,685
4,255	National Penn Bancshares, Inc.	44,784
1,717	NBT Bancorp, Inc.	45,106
3,089	Old National Bancorp ^	45,964
541	Park National Corp.	47,868
984	Pinnacle Financial Partners, Inc.	38,907
1,081	PrivateBancorp, Inc.	36,105
1,366	Renasant Corp.	39,518
620	South State Corp.	41,590
3,569	Susquehanna Bancshares, Inc.	47,932
2,738	TCF Financial Corp.	43,507

See accompanying notes to financial statements.

27

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 12.7%
553	Texas Capital Bancshares, Inc. * ^	$30,044
1,716	Trustmark Corp.	42,111
604	UMB Financial Corp.	34,362
1,835	United Bankshares Corp. ^	44,187
1,342	United Bankshares, Inc.	50,258
1,718	United Community Banks, Inc. *	32,539
4,487	Valley National Bancorp ^	43,569
1,386	Webster Financial Corp.	45,087
1,250	WesBanco, Inc. ^	43,500
902	Westamerica Bancorporation ^	44,216
1,269	Western Alliance Bancorp *	35,278
953	Wintrust Financial Corp.	44,562
		2,151,639
	BEVERAGES - 0.2%
145	Boston Beer Co., Inc. * ^	41,983

	BIOTECHNOLOGY - 0.9%
676	Acorda Therapeutics, Inc. *	27,628
820	Cambrex Corp. *	17,728
590	Charles River Laboratories International, Inc. *	37,548
299	Ligand Pharmaceuticals, Inc. *	15,910
453	Myriad Genetics, Inc. * ^	15,429
3,004	PDL BioPharma, Inc. ^	23,161
896	Repligen Corp. *	17,741
		155,145
	BUILDING MATERIALS - 1.2%
1,268	AAON, Inc.	28,390
815	Apogee Enterprises, Inc.	34,532
974	Boise Cascade Co. *	36,184
680	Drew Industries, Inc.	34,728
964	Simpson Manufacturing Co., Inc.	33,354
578	Universal Forest Products, Inc.	30,750
		197,938
	CHEMICALS - 1.9%
413	Balchem Corp.	27,522
1,642	Calgon Carbon Corp. *	34,121
854	HB Fuller Co.	38,029
595	Innophos Holdings, Inc.	34,778
889	Innospec, Inc.	37,960
587	Minerals Technologies, Inc.	40,767
1,481	Olin Corp.	33,722
482	Quaker Chemical Corp.	44,363
961	Stepan Co.	38,517
		329,779
	COMMERCIAL SERVICES - 5.4%
1,156	Aaron’s, Inc.	35,339
1,646	ABM Industries, Inc.	47,158
1,735	AMN Healthcare Services, Inc. *	34,006
956	Bright Horizons Family Solutions, Inc. *	44,942
343	Capella Education Co. ^	26,397
849	Corvel Corp. *	31,600
576	Deluxe Corp.	35,856
483	Euronet Worldwide, Inc. *	26,517
732	Grand Canyon Education, Inc. * ^	34,155
1,554	Healthcare Services Group, Inc.	48,065
654	Heartland Payment Systems, Inc.	35,283
1,065	HMS Holdings Corp. * ^	22,514
422	Huron Consulting Group, Inc. *	28,861
861	ICF International, Inc. *	35,284
1,055	Insperity, Inc. ^	35,754
1,704	Kelly Services, Inc. - Cl. A	29,002
915	Korn/Ferry International *	26,315
1,005	Matthews International Corp. - Cl. A ^	48,913
827	McGrath RentCorp.	29,656
1,440	MoneyGram International, Inc. *	13,090
630	Monro Muffler Brake, Inc. ^	36,414
689	Multi-Color Corp.	38,184
636	On Assignment, Inc. *	21,109
351	Providence Service Corp. *	12,790

See accompanying notes to financial statements.

28

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 5.4%
696	Rent-A-Center, Inc. ^	$25,279
1,740	Resources Connection, Inc.	28,623
2,348	RPX Corp. *	32,355
950	TrueBlue, Inc. *	21,137
648	Weight Watchers International, Inc. *	16,096
711	Xoom Corp. * ^	12,450
		913,144
	COMPUTERS - 3.4%
803	CACI International, Inc. - Cl. A *	69,202
2,037	Convergys Corp. ^	41,494
726	Electronics for Imaging, Inc. *	31,095
954	Engility Holdings, Inc. * ^	40,831
420	EPAM Systems, Inc. *	20,055
1,388	ExlService Holdings, Inc. *	39,849
1,051	Insight Enterprises, Inc. *	27,210
937	Manhattan Associates, Inc. *	38,155
600	MAXIMUS, Inc.	32,904
525	MTS Systems Corp.	39,391
615	NetScout Systems, Inc. *	22,472
626	Science Applications International Corp.	31,006
682	Super Micro Computer, Inc. *	23,788
1,972	Sykes Enterprises, Inc. *	46,283
1,271	TeleTech Holdings, Inc. *	30,097
877	Vitusa Corp. *	36,545
		570,377
	DISTRIBUTION/WHOLESALE - 0.8%
753	Core-Mark Holding Co., Inc.	46,633
624	H&E Equipment Services, Inc.	17,528
186	MWI Veterinary Supply, Inc. *	31,603
948	United Stationers, Inc.	39,968
		135,732
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
3,997	BGC Partners, Inc.	36,573
810	Cohen & Steers, Inc.	34,085
271	Credit Acceptance Corp. *	36,967
619	Ellie Mae, Inc. * ^	24,958
910	Encore Capital Group, Inc. * ^	40,404
518	Evercore Partners, Inc.	27,128
530	Financial Engines, Inc. ^	19,371
305	GAMCO Investors, Inc.	27,127
558	Greenhill & Co., Inc.	24,329
1,260	Interactive Brokers Group, Inc. - Cl. A	36,742
2,262	Janus Capital Group, Inc. ^	36,486
1,752	Manning & Napier, Inc.	24,213
505	MarketAxess Holdings, Inc.	36,214
731	Nelnet, Inc. - Cl. A	33,867
2,002	PennyMac Financial Services, Inc. *	34,635
526	Piper Jaffray Cos. *	30,555
480	PRA Group, Inc. * ^	27,806
149	Virtus Investment Partners, Inc. *	25,403
393	WageWorks, Inc. *	25,376
1,418	WisdomTree Investments, Inc. * ^	22,227
		604,466
	ELECTRIC - 4.4%
1,259	ALLETE, Inc.	69,421
1,703	Avista Corp. ^	60,201
926	Black Hills Corp.	49,115
1,234	El Paso Electric Co.	49,434
2,430	Empire District Electric Co. ^	72,268
1,928	Hawaiian Electric Industries, Inc.	64,549
977	IDACORP, Inc.	64,668
1,279	MGE Energy, Inc.	58,335
1,197	NorthWestern Corp.	67,726
1,236	Ormat Technologies, Inc. ^	33,594
1,509	Otter Tail Corp.	46,719
1,594	PNM Resources, Inc.	47,230
1,269	UIL Holdings Corp.	55,252
		738,512

See accompanying notes to financial statements.

29

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
645	Encore Wire Corp.	$24,078
504	EnerSys	31,107
412	Littelfuse, Inc.	39,828
566	Powell Industries, Inc.	27,774
518	Universal Display Corp. *	14,375
		137,162
	ELECTRONICS - 3.3%
3,233	AVX Corp.	45,262
617	Badger Meter, Inc. ^	36,619
1,558	Benchmark Electronics, Inc. *	39,636
535	Coherent, Inc. *	32,485
353	FARO Technologies, Inc. *	22,126
2,431	II-VI, Inc. *	33,183
507	Methode Electronics, Inc.	18,511
1,625	Newport Corp. *	31,054
478	OSI Systems, Inc. *	33,828
857	Plexus Corp. *	35,317
1,289	Rofin-Sinar Technologies, Inc. *	37,085
588	Rogers Corp. *	47,887
1,042	Sanmina Corp. *	24,518
848	Taser International, Inc. * ^	22,455
551	Tech Data Corp. *	34,840
2,438	Vishay Intertechnology, Inc. ^	34,498
581	Watts Water Technologies, Inc.	36,859
		566,163
	ENERGY-ALTERNATE SOURCES - 0.2%
1,375	FutureFuel Corp. ^	17,902
503	Green Plains, Inc.	12,464
165	REX American Resources Corp. *	10,225
		40,591
	ENGINEERING & CONSTRUCTION - 1.2%
1,093	Aegion Corp. *	20,341
721	Argan, Inc.	24,254
1,919	Comfort Systems USA, Inc.	32,853
977	EMCOR Group, Inc.	43,467
499	Exponent, Inc.	41,167
816	MasTec Inc. *	18,450
834	Tutor Perini Corp. *	20,074
		200,606
	ENTERTAINMENT - 0.3%
717	Marriott Vacations Worldwide Corp.	53,445

	ENVIRONMENTAL CONTROL - 0.3%
585	MSA Safety, Inc.	31,058
657	US Ecology, Inc. ^	26,359
		57,417
	FOOD - 1.7%
728	Calavo Growers, Inc.	34,434
662	Fresh Market, Inc. * ^	27,274
425	J&J Snack Foods Corp.	46,227
335	Sanderson Farms, Inc. ^	28,148
1,358	Snyders-Lance, Inc. ^	41,487
1,316	Spartan Stores, Inc.	34,400
2,545	SUPERVALU, Inc. *	24,687
1,664	Tootsie Roll Industries, Inc. ^	51,002
		287,659
	FOREST PRODUCTS & PAPER - 0.8%
440	Clearwater Paper Corp. *	30,162
522	Deltic Timber Corp. ^	35,705
679	Neenah Paper, Inc. ^	40,923
1,386	PH Glatfelter Co.	35,440
		142,230
	GAS - 0.3%
1,103	Chesapeake Utilities Corp.	54,775

	HAND/MACHINE TOOLS - 0.2%
846	Franklin Electric Co., Inc.	31,750

See accompanying notes to financial statements.

30

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	HEALTHCARE PRODUCTS - 2.4%
590	Abaxis, Inc. ^	$33,530
887	Cantel Medical Corp.	38,372
768	CONMED Corp.	34,529
606	Cyberonics, Inc. *	33,742
1,166	Globus Medical, Inc. *	27,716
890	Greatbatch, Inc. *	43,877
781	Hanger, Inc. * ^	17,104
578	ICU Medical, Inc. *	47,338
1,245	Luminex Corp. *	23,356
1,188	Masimo Corp. *	31,292
1,783	Meridian Bioscience, Inc.	29,348
774	Natus Medical, Inc. *	27,895
659	Thoratec Corp. *	21,391
		409,490
	HEALTHCARE SERVICES - 1.5%
457	Air Methods Corp. * ^	20,122
594	Amsurg Corp. *	32,510
781	Bio-Reference Labs, Inc. * ^	25,093
331	Chemed Corp.	34,977
838	Ensign Group, Inc.	37,199
563	IPC Healthcare, Inc. * ^	25,836
836	Magellan Health, Inc. *	50,185
1,982	Select Medical Holdings Corp.	28,541
		254,463
	HOLDING COMPANIES - 0.2%
2,176	National Bank Holdings Corp.	42,236

	HOME BUILDERS - 1.8%
381	Cavco Industries, Inc. *	30,202
1,130	M/I Homes, Inc. *	25,945
1,166	MDC Holdings, Inc. ^	30,864
742	Meritage Homes Corp. *	26,705
757	Ryland Group, Inc. ^	29,190
4,234	Standard Pacific Corp. * ^	30,866
1,337	Taylor Morrison Home Corp. *	25,256
685	Thor Industries, Inc. ^	38,271
1,870	TRI Pointe Homes, Inc. *	28,518
1,004	William Lyon Homes *	20,351
1,083	Winnebago Industries, Inc.	23,566
		309,734
	HOME FURNISHINGS - 1.3%
611	American Woodmark Corp. *	24,709
1,573	Daktronics, Inc.	19,678
1,047	Ethan Allen Interiors, Inc. ^	32,426
508	iRobot Corp. * ^	17,638
1,810	Kimball International, Inc.	16,507
1,193	La-Z-Boy, Inc.	32,020
932	Select Comfort Corp. *	25,192
2,438	TiVo, Inc. *	28,866
379	Universal Electronics, Inc. *	24,646
		221,682
	HOUSEHOLD PRODUCTS - 0.5%
1,450	Tumi Holdings, Inc. *	34,408
562	WD-40 Co.	47,815
		82,223
	INSURANCE - 3.6%
927	FBL Financial Group, Inc.	53,794
746	Hanover Insurance Group, Inc.	53,205
1,463	Hilltop Holdings, Inc. *	29,187
1,621	Horace Mann Educators Corp.	53,785
1,151	Kemper Corp.	41,563
147	National Western Life Insurance Co.	39,580
763	Navigators Group, Inc. *	55,958
737	Primerica, Inc.	39,990
1,398	ProAssurance Corp.	63,120
1,131	RLI Corp. ^	55,871
1,737	Selective Insurance Group, Inc.	47,194
555	StanCorp Financial Group, Inc. ^	38,772
1,831	Symetra Financial Corp.	42,205
		614,224

See accompanying notes to financial statements.

31

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	INTERNET - 1.5%
879	Cogent Communications Holdings, Inc.	$31,108
738	HealthStream, Inc. *	21,756
586	j2 Global, Inc. ^	36,332
1,372	NIC, Inc.	24,682
1,334	Perficient, Inc. *	24,852
2,342	Sapient Corp. *	58,269
226	Shutterstock, Inc. * ^	15,617
868	VASCO Data Security International, Inc. * ^	24,486
463	WebMD Health Corp. *	18,312
		255,414
	INVESTMENT COMPANIES - 1.3%
5,514	Apollo Investment Corp.	40,914
6,897	Fifth Street Finance Corp.	55,245
2,729	Golub Capital BDC, Inc. ^	48,931
2,141	Hercules Technology Growth Capital, Inc. ^	31,858
1,304	Main Street Capital Corp. ^	38,129
		215,077
	IRON/STEEL - 0.6%
815	Carpenter Technology Corp. ^	40,139
1,967	Commercial Metals Co.	32,042
791	Worthington Industries, Inc.	23,801
		95,982
	LEISURE TIME - 0.5%
1,904	Fox Factory Holding Corp. *	30,902
1,157	Interval Leisure Group, Inc.	24,170
419	Life Time Fitness, Inc. * ^	23,724
		78,796
	MACHINERY-CONSTRUCTION & MINING - 0.3%
812	Astec Industries, Inc.	31,920
313	Hyster-Yale Materials Handling, Inc.	22,912
		54,832
	MACHINERY-DIVERSIFIED - 1.2%
515	Alamo Group, Inc.	24,947
996	Altra Industrial Motion Corp. ^	28,276
797	Applied Industrial Technologies, Inc.	36,335
398	Chart Industries, Inc. *	13,612
156	DXP Enterprises, Inc. *	7,883
729	Gorman-Rupp Co.	23,415
486	Lindsay Corp.	41,670
446	Tennant Co.	32,188
		208,326
	MEDIA - 0.5%
1,768	Gray Television, Inc. *	19,802
793	Meredith Corp. ^	43,076
699	Sinclair Broadcast Group, Inc. ^	19,125
		82,003
	METAL FABRICATE & HARDWARE - 1.0%
381	CIRCOR International, Inc.	22,967
1,335	Mueller Industries, Inc.	45,577
2,657	Mueller Water Products, Inc.	27,208
627	RBC Bearings, Inc.	40,460
688	Sun Hydraulics Corp.	27,093
		163,305
	MINING - 0.4%
678	Kaiser Aluminum Corp.	48,430
789	Materion Corp.	27,796
		76,226
	MISCELLANEOUS MANUFACTURING - 2.5%
260	American Railcar Industries, Inc.	13,390
573	AZZ, Inc.	26,885
1,072	Barnes Group, Inc.	39,675
417	EnPro Industries, Inc. *	26,171
1,795	Federal Signal Corp.	27,715
1,248	Hillenbrand, Inc.	43,056
680	LSB Industries, Inc. *	21,379
1,341	Myers Industries, Inc. ^	23,602
546	Park-Ohio Holdings Corp.	34,414
295	Proto Labs, Inc. * ^	19,812
961	Raven Industries, Inc. ^	24,025
2,094	Smith & Wesson Holding Corp. * ^	19,830

See accompanying notes to financial statements.

32

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	MISCELLANEOUS MANUFACTURING (Continued) - 2.5%
391	Standex International Corp.	$30,209
524	Sturm Ruger & Co., Inc.	18,146
1,332	Tredegar Corp.	29,957
975	TriMas Corp. *	30,508
		428,774
	OFFICE FURNISHINGS - 0.8%
783	HNI Corp.	39,980
1,627	Interface, Inc.	26,797
1,585	Knoll, Inc.	33,554
1,830	Steelcase, Inc. ^	32,848
		133,179
	OIL & GAS - 0.7%
3,154	Abraxas Petroleum Corp. *	9,273
1,295	Approach Resources, Inc. * ^	8,275
342	Bonanza Creek Energy, Inc. *	8,208
819	Matador Resources Co. *	16,568
720	Murphy USA, Inc. *	49,579
628	Stone Energy Corp. *	10,601
1,397	Synergy Resources Corp. *	17,518
1,663	Triangle Petroleum Corp. * ^	7,949
		127,971
	OIL & GAS SERVICES - 1.4%
527	Bristow Group, Inc.	34,671
1,018	C&J Energy Services, Inc. *	13,448
219	CARBO Ceramics, Inc. ^	8,771
1,009	Flotek Industries, Inc. *	18,899
835	Gulfmark Offshore, Inc.	20,391
1,198	Helix Energy Solutions Group, Inc. *	25,997
701	Matrix Service Co. *	15,646
1,292	MRC Global, Inc. *	19,574
2,037	Newpark Resources, Inc. *	19,433
592	SEACOR Holdings, Inc. *	43,695
1,276	Tesco Corp.	16,358
		236,883
	PACKAGING & CONTAINERS - 0.7%
1,553	Berry Plastics Group Inc. *	48,997
999	Greif, Inc.	47,183
707	KapStone Paper and Packaging Corp.	20,722
		116,902
	PHARMACEUTICALS - 1.1%
320	Anika Therapeutics, Inc. *	13,037
971	Depomed, Inc. *	15,643
318	Insys Therapeutics, Inc. *	13,407
571	Neogen Corp. *	28,316
1,316	Owens & Minor, Inc.	46,205
679	Prestige Brands Holdings, Inc. *	23,575
772	Sagent Pharmaceuticals, Inc. *	19,385
243	USANA Health Sciences, Inc. - Cl. A * ^	24,929
		184,497
	PIPELINES - 0.1%
949	Primoris Services Corp.	22,055

	REAL ESTATE - 0.5%
740	Alexander & Baldwin, Inc.	29,052
748	HFF, Inc. - Cl. A *	26,868
1,378	St Joe Co. * ^	25,341
		81,261
	RETAIL - 8.7%
1,670	American Eagle Outfitters, Inc. ^	23,180
616	ANN, Inc. *	22,472
447	Asbury Automotive Group, Inc. *	33,936
1,920	Ascena Retail Group, Inc. *	24,115
529	BJ’s Restaurants, Inc. *	26,561
1,087	Bloomin’ Brands, Inc. *	26,914
918	Brown Shoe Co., Inc.	29,514
723	Buckle, Inc. ^	37,972
161	Buffalo Wild Wings, Inc. * ^	29,041
604	Casey’s General Stores, Inc.	54,553
1,272	Cash America International, Inc.	28,773
737	Cato Corp. - Cl. A *	31,087

See accompanying notes to financial statements.

33

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	RETAIL (Continued) - 8.7%
1,003	Cheesecake Factory, Inc. ^	$50,461
301	Conn’s, Inc. * ^	5,626
447	Cracker Barrel Old Country Store, Inc. ^	62,920
912	CST Brands, Inc.	39,772
4,306	Denny’s Corp. *	44,395
493	DineEquity, Inc. ^	51,094
591	DSW, Inc.	22,044
1,171	Express, Inc. *	17,202
1,116	Finish Line, Inc.	27,130
574	First Cash Financial Services, Inc. *	31,955
552	Five Below, Inc. * ^	22,538
1,169	Francesca’s Holdings Corp. * ^	19,522
441	Genesco, Inc. *	33,789
487	Group 1 Automotive, Inc. ^	43,645
766	Hibbett Sports, Inc. * ^	37,097
1,323	Krispy Kreme Doughnuts, Inc. *	26,116
288	Lithia Motors, Inc. - Cl. A	24,967
328	Lumber Liquidators Holdings, Inc. * ^	21,750
354	Mattress Firm Holding Corp. * ^	20,560
715	Movado Group, Inc. ^	20,285
921	Noodles & Co.	24,268
299	Nu Skin Enterprises, Inc. ^	13,066
434	Outerwall, Inc. * ^	32,645
896	Papa John’s International, Inc.	49,997
1,486	Pier 1 Imports, Inc.	22,884
736	Popeyes Louisiana Kitchen, Inc. *	41,415
288	PriceSmart, Inc.	26,271
366	Red Robin Gourmet Burgers, Inc. *	28,173
989	Rush Enterprises, Inc. - Cl. A * ^	31,697
1,379	Sonic Automotive, Inc. - Cl. A	37,288
1,227	Sonic Corp. *	33,411
1,455	Texas Roadhouse, Inc.	49,121
1,517	Tile Shop Holdings, Inc. * ^	13,471
1,326	Vera Bradley, Inc. * ^	27,024
648	Vitamin Shoppe, Inc. *	31,480
794	Zumiez, Inc. * ^	30,672
		1,483,869
	SAVINGS & LOANS - 1.8%
3,001	Astoria Financial Corp.	40,093
3,012	Beneficial Mutual Bancorp, Inc. * ^	36,957
270	BofI Holding, Inc. *	21,009
5,637	Capitol Federal Financial, Inc.	72,041
2,125	EverBank Financial Corp. ^	40,502
3,826	Northwest Bancshares, Inc.	47,940
2,296	Provident Financial Services, Inc.	41,466
		300,008
	SEMICONDUCTORS - 2.2%
452	Ambarella, Inc. * ^	22,925
2,568	Amkor Technology, Inc. *	18,233
2,812	Brooks Automation, Inc.	35,853
744	Cabot Microelectronics Corp. *	35,206
1,095	Cirrus Logic, Inc. *	25,809
1,206	Diodes, Inc. *	33,249
2,864	Lattice Semiconductor Corp. *	19,733
2,534	Micrel, Inc.	36,768
1,199	MKS Instruments, Inc.	43,883
747	Monolithic Power Systems, Inc.	37,156
740	OmniVision Technologies, Inc. *	19,240
344	Power Integrations Inc	17,799
612	Silicon Laboratories, Inc. *	29,143
		374,997
	SOFTWARE - 2.9%
891	Blackbaud, Inc.	38,545
269	CommVault Systems, Inc. * ^	13,905
401	Computer Programs & Systems, Inc. ^	24,361
550	Constant Contact, Inc. *	20,185
1,296	CSG Systems International, Inc.	32,491
1,340	Ebix, Inc. ^	22,767
501	Envestnet, Inc. *	24,619
560	Fair Isaac Corp.	40,488
1,081	MedAssets, Inc. *	21,361

See accompanying notes to financial statements.

34

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	SOFTWARE (Continued) - 2.9%
1,119	Monotype Imaging Holdings, Inc.	$32,261
1,246	Omnicell, Inc. * ^	41,267
1,407	PDF Solutions, Inc. *	20,908
999	Pegasystems, Inc.	20,749
1,391	Progress Software Corp. *	37,585
371	SPS Commerce, Inc. *	21,010
440	Synchronoss Technologies, Inc. *	18,418
307	SYNNEX Corp.	23,995
291	Tyler Technologies, Inc. *	31,847
		486,762
	STORAGE/WAREHOUSING - 0.1%
1,725	Wesco Aircraft Holdings, Inc. *	24,116

	TELECOMMUNICATIONS - 2.6%
1,186	ADTRAN, Inc.	25,855
374	Anixter International, Inc. *	33,084
658	Atlantic Tele-Network, Inc.	44,474
714	CalAmp Corp. *	13,066
809	Comtech Telecommunications Corp.	25,500
1,494	Consolidated Communications Holdings, Inc. ^	41,578
1,036	Finisar Corp. * ^	20,109
2,144	Iridium Communications, Inc. *	20,904
1,009	NETGEAR, Inc. *	35,900
713	NeuStar, Inc. ^	19,821
781	Plantronics, Inc.	41,409
503	RigNet, Inc. *	20,638
1,251	Ruckus Wireless, Inc. * ^	15,037
868	Shenandoah Telecommunications Co.	27,125
4,746	Vonage Holdings Corp. *	18,082
1,150	West Corp.	37,950
		440,532
	TEXTILES - 0.5%
561	G&K Services, Inc.	39,747
336	UniFirst Corp.	40,807
		80,554
	TRANSPORTATION - 3.0%
683	Atlas Air Worldwide Holdings, Inc. *	33,672
678	Con-way, Inc.	33,344
1,047	Echo Global Logistics, Inc. * ^	30,572
945	Forward Air Corp.	47,600
1,389	Heartland Express, Inc. ^	37,517
683	Hornbeck Offshore Services, Inc. *	17,055
795	Hub Group, Inc. - Cl. A *	30,274
1,378	Knight Transportation, Inc. ^	46,383
1,357	Marten Transport Ltd. ^	29,664
1,069	Matson, Inc.	36,902
938	Roadrunner Transportation Systems, Inc. *	21,902
538	Saia, Inc. *	29,784
1,000	Swift Transportation Co. *	28,630
766	Tidewater, Inc. ^	24,826
1,966	Werner Enterprises, Inc.	61,241
		509,366
	TRUCKING & LEASING - 0.3%
463	GATX Corp.	26,641
648	TAL International Group, Inc. ^	28,233
		54,874
	WATER - 0.3%
1,208	American States Water Co.	45,493

	TOTAL COMMON STOCK (Cost- $14,836,727)	16,145,481

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
687,999	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	687,999
	TOTAL SHORT-TERM INVESTMENTS (Cost - $687,999)

See accompanying notes to financial statements.

35

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	COLLATERAL FOR SECURITIES LOANED - 20.0%
3,394,186	Mount Vernon Securities Lending Prime Portfolio	$3,394,186
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,394,186)

	TOTAL INVESTMENTS - 119.0% (Cost- $18,918,912) (a)	$20,227,666
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.0)%	(3,232,852)
	NET ASSETS - 100.0%	$16,994,814

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $18,921,227 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,942,012
Unrealized depreciation	(635,573)
Net unrealized appreciation	$1,306,439

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
7	Russell Mini Future, March 2015	$840,490	$12,410
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

36

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 98.6%
	ADVERTISING - 0.6
1,936	JCDecaux SA	$66,937
919	Publicis Groupe SA	66,341
3,467	WPP PLC	72,712
		205,990
	AEROSPACE/DEFENSE - 0.9%
979	Airbus Group	48,999
10,000	IHI Corp.	51,472
1,068	Safran SA	66,251
1,376	Thales SA	74,940
2,207	Zodiac Aerospace	74,558
		316,220
	AGRICULTURE - 0.6%
1,485	British American Tobacco PLC	81,045
1,678	Imperial Tobacco Group PLC	74,204
1,835	Japan Tabacco, Inc.	50,946
		206,195
	AIRLINES - 0.8%
35,000	Cathay Pacific Airways Ltd.	76,282
2,600	Japan Airlines Co. Ltd.	78,085
13,000	Singapore Airlines Ltd.	113,794
		268,161
	APPAREL - 1.2%
2,722	Burberry Group PLC	69,439
416	Christian Dior SA	71,954
312	Hermes International	111,273
400	LVMH Moet Hennessy Louis Vuitton SA	64,030
545	Michael Kors Holdings Ltd. *	40,930
7,152	Prada SpA	40,537
		398,163
	AUTO MANUFACTURERS - 2.6%
605	Bayerische Motoren Werke AG	65,738
22,000	Brilliance China Automotive Holdings Ltd.	35,352
3,553	Daihatsu Motor Co. Ltd.	46,802
723	Daimler AG	60,357
1,963	Fuji Heavy Industries Ltd.	70,417
3,236	Hino Motors Ltd.	43,274
1,902	Honda Motor Co. Ltd.	55,948
3,659	Isuzu Motors Ltd.	45,222
1,900	Mazda Motor Corp.	46,402
4,200	Mitsubishi Motors Corp.	38,892
7,443	Nissan Motor Co. Ltd.	65,632
588	Renault SA	43,080
1,671	Suzuki Motor Corp.	50,742
1,261	Toyota Motor Corp.	79,508
313	Volkswagen AG	68,232
5,316	Volvo AB	57,480
		873,078
	AUTO PARTS & EQUIPMENT - 2.4%
1,590	Aisin Seiki Co. Ltd.	57,766
890	Autoliv, Inc. ^	94,447
1,787	Bridgestone Corp.	62,598
637	Cie Generale des Etablissements Michelin	58,035
256	Continental AG	54,396
1,101	Delphi Automotive PLC	80,065
1,261	Denso Corp.	59,458
10,673	GKN PLC	57,250
700	Magna International, Inc.	76,112
2,000	NGK Insulators Ltd.	41,612
3,404	Pirelli & C. SpA	46,187
3,304	Sumitomo Electric Industries Ltd.	41,703
1,205	Toyota Industries Corp.	62,426
		792,055
	BANKS - 9.4%
3,079	Australia & New Zealand Banking Group Ltd.	80,912
14,280	Banco de Sabadell SA	38,112
6,039	Banco Popular Espanol SA	30,408
7,253	Banco Santander SA	61,418
15,580	Bank Hapoalim BM	73,653
18,800	Bank of East Asia Ltd.	75,766

See accompanying notes to financial statements.

37

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 9.4%
1,900	Bank of Montreal	$134,861
2,000	Bank of Nova Scotia	114,545
10,418	Bank of Yokohama Ltd.	57,126
22,364	Bankia SA *	33,512
5,464	Bankinter SA	44,318
25,000	BOC Hong Kong Holdings Ltd.	83,665
8,385	CaixaBank SA	44,261
1,300	Canadian Imperial Bank of Commerce	112,102
2,606	Commerzbank AG *	34,634
1,455	Commonwealth Bank of Australia	102,052
3,266	Credit Agricole SA	42,536
2,626	Danske Bank	71,456
8,616	DBS Group Holdings Ltd.	133,934
3,893	DNB ASA	57,501
7,500	Hang Seng Bank Ltd.	124,966
8,959	HSBC Holdings PLC	85,020
9,897	Mitsubishi UFJ Financial Group, Inc.	54,864
38,345	Mizuho Financial Group, Inc.	64,777
3,068	National Australia Bank Ltd.	84,416
2,400	National Bank of Canada	102,484
7,186	Natixis SA	47,708
5,392	Nordea Bank AB	62,570
16,769	Oversea-Chinese Banking Corp. Ltd.	132,360
1,196	Raiffeisen Bank International AG	18,146
10,690	Resona Holdings, Inc.	54,569
1,800	Royal Bank of Canada	124,747
5,779	Skandinaviska Enskilda Banken AB - Cl. A	73,442
998	Societe Generale SA	42,267
3,803	Standard Chartered PLC	57,106
1,439	Sumitomo Mitsui Financial Group, Inc.	52,520
11,024	Sumitomo Mitsui Trust Holdings, Inc.	42,599
1,679	Svenska Handelsbanken AB - Cl. A	78,577
2,735	Swedbank AB - Cl. A	68,258
2,600	Toronto-Dominion Bank	124,655
4,170	UBS AG	69,038
4,753	United Overseas Bank Ltd.	87,980
2,858	Westpac Banking Corp.	77,608
		3,157,449
	BEVERAGES - 1.9%
771	Anheuser-Busch InBev NV	87,592
1,900	Asahi Group Holdings Ltd.	59,384
2,647	Diageo PLC	76,296
1,205	Heineken Holding NV	75,742
970	Heineken NV	69,212
4,800	Kirin Holdings Co. Ltd.	59,945
715	Pernod Ricard SA	79,845
1,280	SABMiller PLC	67,082
2,100	Suntory Beverage & Food Ltd.	73,142
		648,240
	BIOTECHNOLOGY - 0.3%
1,321	CSL Ltd.	93,768

	BUILDING MATERIALS - 0.9%
1,150	Cie de St-Gobain	49,039
700	Daikin Industries Ltd.	45,608
259	Geberit AG	88,210
864	Holcim Ltd.	62,043
19	Sika AG	56,143
		301,043
	CHEMICALS - 3.9%
1,100	Agrium, Inc.	104,509
704	Air Liquide SA	87,641
836	Akzo Nobel NV	58,336
7,390	Asahi Kasei Corp.	68,154
747	BASF SE	63,183
1,350	Brenntag AG	75,999
174	EMS-Chemie Holding AG	70,705
2,040	Evonik Industries AG	66,978
53	Givaudan SA	95,641
8,894	Israel Chemicals Ltd.	64,622

See accompanying notes to financial statements.

38

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	CHEMICALS (Continued) - 3.9%
1,340	Johnson Matthey PLC	$70,979
442	Linde AG	82,497
971	Nitto Denko Corp.	54,864
1,522	Novozymes A/S - Cl. B	64,275
2,500	Potash Corp of Saskatchewan, Inc.	88,681
1,094	Shin-Etsu Chemical Co. Ltd.	71,789
244	Syngenta AG	78,583
1,181	Yara International ASA	52,600
		1,320,036
	COMMERCIAL SERVICES - 3.1%
3,971	Abertis Infraestructuras SA	78,971
773	Adecco SA	53,564
2,363	Aggreko PLC	55,417
2,616	Ashtead Group PLC	46,992
2,148	Atlantia SpA	50,257
3,978	Babcock International Group PLC	65,627
9,837	Brambles Ltd.	85,630
3,192	Bunzl PLC	87,799
2,629	Bureau Veritas SA	58,265
4,006	Capita PLC	67,525
6,000	Dai Nippon Printing Co. Ltd.	54,559
4,094	Experian PLC	69,455
1,708	Intertek Group PLC	62,161
1,024	Randstad Holding NV	49,652
1,100	Secom Co. Ltd.	63,732
42	SGS SA	86,443
		1,036,049
	COMPUTERS - 1.2%
1,113	Accenture PLC ^	99,402
813	AtoS	65,243
871	Cap Gemini SA	62,707
1,600	CGI Group, Inc. *	61,206
555	Gemalto NV	45,633
841	Seagate Technology PLC	55,927
		390,118
	COSMETICS/PERSONAL CARE - 1.1%
1,084	Beiersdorf AG	88,460
1,562	Kao Corp.	61,987
534	L’Oreal SA	90,037
2,900	Svenska Cellulosa AB SCA	62,528
2,700	Unicharm Corp.	65,591
		368,603
	DISTRIBUTION/WHOLESALE - 1.6%
5,885	ITOCHU Corp.	63,431
1,423	Jardine Cycle & Carriage Ltd.	45,744
34,000	Li & Fung Ltd.	31,833
11,597	Marubeni Corp.	70,112
3,140	Mitsubishi Corp.	58,074
4,373	Mitsui & Co. Ltd.	59,154
5,946	Sumitomo Corp.	61,608
2,109	Toyota Tsusho Corp.	49,668
1,484	Wolseley PLC	85,294
		524,918
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
6,673	Aberdeen Asset Management PLC	44,971
1,112	AerCap Holdings NV *	43,168
2,600	CI Financial Corp.	72,512
6,000	Daiwa Securities Group, Inc.	47,431
968	Deutsche Boerse AG	69,386
2,161	Hargreaves Lansdown PLC	34,101
2,671	Hong Kong Exchanges and Clearing Ltd.	59,144
2,100	IGM Financial, Inc.	83,996
7,032	Investec PLC	59,375
1,454	Julius Baer Group Ltd.	67,037
2,121	London Stock Exchange Group PLC	73,455
1,486	Macquarie Group Ltd.	70,932
8,650	Nomura Holdings, Inc.	49,806

See accompanying notes to financial statements.

39

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.8%
22,313	Old Mutual PLC	$66,280
3,369	ORIX Corp.	42,819
1,580	Schroders PLC	66,175
		950,588
	ELECTRIC - 2.6%
7,281	AGL Energy Ltd.	79,658
16,000	China Resources Power Holdings Co. Ltd.	41,268
13,000	CLP Holdings Ltd.	112,747
13,259	EDP - Energias de Portugal SA	51,645
1,891	Electricite de France SA	52,243
1,993	Endesa SA	39,924
25,670	Enel Green Power SpA	53,877
9,757	Enel SpA	43,649
2,839	Fortum OYJ	61,751
15,195	Iberdrola SA	102,940
9,000	Power Assets Holdings Ltd.	87,341
851	Red Electrica Corp. SA	75,410
15,635	Terna Rete Elettrica Nazionale SpA	71,157
		873,610
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,336	Legrand SA	70,416
800	Legrand SA	52,397
745	Schneider Electric SE	54,655
		177,468
	ELECTRONICS - 1.9%
1,050	Garmin Ltd. ^	55,472
1,761	Hoya Corp.	60,306
72	Keyence Corp.	32,321
2,259	Koninklijke Philips NV	66,033
1,230	Kyocera Corp.	57,011
500	Murata Manufacturing Co. Ltd.	55,268
900	Omron Corp.	40,919
1,669	Sensata Technologies Holding NV *	87,472
1,217	TE Connectivity Ltd.	76,975
2,051	Tyco International PLC	89,957
		621,734
	ENGINEERING & CONSTRUCTION - 2.2%
3,365	ABB Ltd.	71,594
1,562	ACS Actividades de Construccion y Servicios SA	54,772
751	Aeroports de Paris	91,128
11,000	Cheung Kong Infrastructure Holdings Ltd.	81,428
3,981	Ferrovial SA	79,146
1,628	JGC Corp.	33,845
22,913	SembCorp Industries Ltd.	76,941
40,541	Singapore Technologies Engineering Ltd.	104,014
3,663	Skanska AB	78,512
1,151	Vinci SA	63,403
		734,783
	ENTERTAINMENT - 0.5%
99,246	Genting Singapore PLC	80,883
440	Oriental Land Co. Ltd.	101,860
		182,743
	FOOD - 4.4%
4,000	Ajinomoto Co., Inc.	74,848
900	Aryzta AG	69,701
1,359	Associated British Foods PLC	66,815
1,986	Carrefour SA	60,818
589	Casino Guichard Perrachon SA	54,510
1	Chocoladefabriken Lindt & Sprungli AG	57,528
1,662	Colruyt SA	77,390
10,800	Dairy Farm International Holdings Ltd.	97,200
1,175	Danone SA	77,440
11,620	J Sainsbury PLC	44,700
3,969	Jeronimo Martins SGPS SA	40,042
4,519	Koninklijke Ahold NV	80,707
1,557	Nestle SA	114,315
3,600	Saputo, Inc.	108,578

See accompanying notes to financial statements.

40

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	FOOD (Continued) - 4.4%
1,626	Seven & I Holdings Co. Ltd.	$59,122
2,187	Unilever PLC	89,620
2,304	Wesfarmers Ltd.	78,730
40,022	Wilmar International Ltd.	97,850
2,918	Woolworths Ltd.	73,311
1,017	Yakult Honsha Co Ltd.	54,129
		1,477,354
	FOOD SERVICE - 0.6%
5,348	Compass Group PLC	91,814
1,026	Sodexo SA	100,927
		192,741
	FOREST PRODUCTS - 0.3%
3,200	Mondi PLC	52,392
3,373	UPM-Kymmene OYJ	55,606
		107,998
	GAS - 2.3%
5,000	Beijing Enterprises Holdings Ltd.	39,205
3,000	Canadian Utilities Ltd.	106,003
16,708	Centrica PLC	72,687
22,000	China Gas Holdings Ltd.	34,671
2,264	Enagas SA	71,756
2,611	Gas Natural SDG SA	65,767
39,300	Hong Kong & China Gas Co. Ltd.	90,013
900	Keyera Corp.	63,019
6,661	National Grid PLC	95,358
14,113	Snam SpA	70,038
12,087	Tokyo Gas Co. Ltd.	65,754
		774,271
	HAND/MACHINE TOOLS - 0.7%
813	Makita Corp.	37,167
5,527	Sandvik AB	53,905
663	Schindler Holding AG	96,087
198	SMC Corp.	52,808
		239,967
	HEALTHCARE PRODUCTS - 0.8%
562	Covidien PLC	57,481
709	Essilor International SA	79,536
3,977	Smith & Nephew PLC	73,672
1,200	Sysmex Corp.	53,958
		264,647
	HEALTHCARE SERVICES - 0.7%
1,107	Fresenius Medical Care AG & Co. KGaA	82,874
1,567	Fresenius SE & Co. KGaA	81,861
1,307	Ramsay Health Care Ltd.	61,114
		225,849
	HOLDINGS COMPANIES - 1.8%
11,500	Bollore SA	52,477
16,484	China Merchants Holdings International Co. Ltd.	55,485
1,368	GEA Group AG	60,603
5,000	Hutchison Whampoa Ltd.	57,550
1,200	Jardine Matheson Holdings Ltd.	73,140
1,500	Jardine Strategic Holdings Ltd.	51,300
13,838	Keppel Corp. Ltd.	92,413
45,000	Noble Group Ltd.	38,711
6,500	Swire Pacific Ltd.	84,665
7,000	Wharf Holdings Ltd.	50,554
		616,898
	HOME BUILDERS - 0.4%
3,200	Daiwa House Industry Co. Ltd.	61,213
5,149	Sekisui House Ltd.	68,169
		129,382
	HOME FURNISHINGS - 0.1%
13,000	Haier Electronics Group Co. Ltd.	30,949

	HOUSEHOLD PRODUCTS - 0.2%
955	Reckitt Benckiser Group PLC	77,584

See accompanying notes to financial statements.

41

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	INSURANCE - 7.7%
1,180	ACE Ltd.	$135,558
7,844	Aegon NV	59,425
1,712	Ageas	61,140
13,000	AIA Group Ltd.	72,342
453	Allianz SE	75,311
12,458	AMP Ltd.	56,110
880	Aon PLC	83,450
3,517	Assicurazioni Generali SpA	72,369
7,033	Aviva PLC	53,133
2,603	AXA SA	60,509
3,427	CNP Assurances	61,080
3,100	Dai-ichi Life Insurance Co. Ltd	47,611
14,486	Direct Line Insurance Group PLC	65,799
3,113	Gjensidige Forsikring ASA	50,674
3,900	Great-West Lifeco, Inc.	113,146
1,078	Hannover Rueck SE	97,822
15,027	Insurance Australia Group Ltd.	76,910
1,500	Intact Financial Corp.	108,633
17,923	Legal & General Group PLC	69,477
3,800	Manulife Financial Corp.	72,797
17,677	Mapfre SA	60,188
433	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	86,870
3,700	Power Corp. of Canada	101,496
3,400	Power Financial Corp.	106,246
3,103	Prudential PLC	72,191
7,761	RSA Insurance Group PLC *	52,643
1,784	Sampo Oyj	83,826
10,375	Standard Life PLC	64,727
295	Swiss Life Holding AG	70,187
904	Swiss Re AG	76,107
3,600	T&D Holdings, Inc.	43,787
2,213	Talanx AG	67,890
1,900	Tokio Marine Holdings, Inc.	62,348
13,566	UnipolSai SpA	36,683
341	Zurich Insurance Group AG	106,974
		2,585,459
	INTERNET - 0.6%
178	Iliad SA	42,810
3,400	Rakuten, Inc. *	47,723
1,049	United Internet AG	47,595
9,400	Yahoo Japan Corp.	34,112
979	Yandex NV *	17,583
		189,823
	INVESTMENT COMPANIES - 0.7%
1,168	Groupe Bruxelles Lambert SA	100,023
964	Investment AB Kinnevik	31,418
1,251	Pargesa Holding SA	97,010
		228,451
	IRON/STEEL - 0.8%
26,000	CITIC Ltd.	44,328
10,512	Fortescue Metals Group Ltd.	23,587
2,000	Hitachi Metals Ltd.	34,404
3,200	JFE Holdings, Inc.	71,971
22,000	Nippon Steel & Sumitomo Metal Corp.	55,225
1,270	Voestalpine AG	50,413
		279,928
	LEISURE TIME - 0.2%
553	Shimano, Inc.	72,199

	LODGING - 1.2%
1,577	Accor SA	71,275
10,124	City Developments Ltd.	78,459
4,841	Crown Resorts Ltd.	50,307
5,000	Galaxy Entertainment Group Ltd.	28,146
1,710	Intercontinental Hotels Group PLC	69,193
19,000	SJM Holdings Ltd.	30,286
953	Whitbread PLC	70,883
		398,549

See accompanying notes to financial statements.

42

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	MACHINERY CONSTRUCTION & MINING - 0.7%
2,283	Atlas Copco AB - Cl. B	$63,651
6,739	Hitachi Ltd.	50,637
2,870	Komatsu Ltd.	64,262
3,679	Mitsubishi Electric Corp.	44,380
		222,930
	MACHINERY DIVERSIFIED - 1.0%
297	FANUC Corp.	49,417
1,836	Hexagon AB - Cl. B	56,720
1,723	Kone OYJ - Cl. B	78,874
3,558	Kubota Corp.	52,270
8,000	Mitsubishi Heavy Industries Ltd.	44,702
1,417	Weir Group PLC	40,898
		322,881
	MEDIA - 1.8%
15,521	ITV PLC	52,082
1,261	ProSiebenSat.1 Media AG	53,162
4,321	Reed Elsevier NV	103,766
5,952	Reed Elsevier PLC	102,090
4,200	Shaw Communications, Inc.	113,724
5,032	Sky PLC	70,539
3,198	Wolters Kluwer NV	98,126
		593,489
	METAL FABRICATE/HARDWARE - 0.1%
3,000	NSK Ltd.	36,089

	MINING - 1.2%
3,904	Antofagasta PLC	45,808
2,271	BHP Billiton Ltd.	54,620
2,400	Cameco Corp.	39,489
2,300	First Quantum Minerals Ltd.	32,798
3,464	Orica Ltd.	53,755
1,118	Rio Tinto PLC	52,299
2,000	Silver Wheaton Corp.	40,819
2,908	Sumitomo Metal Mining Co. Ltd.	43,910
2,400	Teck Resources Ltd.	32,918
		396,416
	MISCELLANEOUS MANUFACTURING - 1.2%
3,113	Alfa Laval AB	58,935
1,676	FUJIFILM Holdings Corp.	51,747
881	Pentair PLC ^	58,516
604	Siemens AG	68,539
3,549	Smiths Group PLC	60,763
13,000	Toshiba Corp.	55,570
1,006	Wartsila OYJ Abp	45,163
		399,233
	OFFICE/BUSINESS EQUIPMENT - 0.5%
2,883	Canon, Inc.	92,368
4,800	Ricoh Co. Ltd.	49,213
600	Seiko Epson Corp.	25,478
		167,059
	OIL & GAS - 3.2%
3,000	ARC Resources Ltd.	65,193
1,900	Baytex Energy Corp.	31,705
13,266	BP PLC	85,018
2,611	Caltex Australia Ltd.	73,146
1,900	Canadian Natural Resources Ltd.	58,946
4,100	Canadian Oil Sands Ltd.	36,899
3,100	Husky Energy, Inc.	73,631
2,100	Imperial Oil Ltd.	90,780
4,000	Inpex Corp.	44,899
40,000	Kunlun Energy Co. Ltd.	37,812
2,281	Noble Corp. PLC	37,796
10,306	Oil Search Ltd.	66,588
5,557	Santos Ltd.	37,543
2,550	Statoil ASA	44,640
2,000	Suncor Energy, Inc.	63,742
1,107	Total SA	56,973
1,400	Tourmaline Oil Corp. *	46,796
1,681	Transocean Ltd. ^	30,813
2,412	Woodside Petroleum Ltd.	75,077
		1,057,997

See accompanying notes to financial statements.

43

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	OIL & GAS SERVICES - 0.1%
587	Technip SA	$35,110

	PACKAGING & CONTAINERS - 0.3%
7,752	Amcor Ltd.	86,207

	PHARMACEUTICALS - 3.6%
388	Actelion Ltd.	45,025
452	Bayer AG	61,822
1,371	Chugai Pharmaceutical Co. Ltd.	33,900
3,800	Daiichi Sankyo Co. Ltd.	53,511
2,196	Eisai Co. Ltd.	85,590
3,512	GlaxoSmithKline PLC	75,353
1,047	Grifols SA	41,973
955	Indivior PLC *	2,225
5,000	Kyowa Hakko Kirin Co. Ltd.	47,385
748	Merck KGaA	71,000
5,573	Mitsubishi Tanabe Pharma Corp.	82,291
1,130	Novartis AG	105,028
1,547	Novo Nordisk A/S - Cl. B	65,457
550	Ono Pharmaceutical Co. Ltd.	49,232
1,759	Otsuka Holdings Co. Ltd.	53,077
322	Roche Holding AG	87,468
732	Sanofi	67,036
2,655	Shionogi & Co. Ltd.	69,216
540	Shire PLC	38,169
784	UCB SA	59,974
		1,194,732
	PIPELINES - 0.5%
2,100	Pembina Pipeline Corp.	76,796
2,000	TransCanada Corp.	98,635
		175,431
	REAL ESTATE - 3.9%
2,300	Brookfield Asset Management, Inc.	115,656
32,776	CapitaLand Ltd.	81,866
4,000	Cheung Kong Holdings Ltd.	67,216
16,000	China Overseas Land & Investment Ltd.	47,562
18,000	China Resources Land Ltd.	47,472
478	Daito Trust Construction Co. Ltd.	54,631
2,491	Deutsche Annington Immobilien SE	84,770
36,199	Global Logistic Properties Ltd.	67,743
13,000	Hang Lung Group Ltd.	59,014
19,000	Hang Lung Properties Ltd.	53,294
8,300	Henderson Land Development Co. Ltd.	58,123
11,000	Hongkong Land Holdings Ltd.	74,360
2,572	Mitsubishi Estate Co. Ltd.	54,832
1,571	Mitsui Fudosan Co. Ltd.	42,660
37,000	New World Development Co. Ltd.	42,563
14,500	Shimao Property Holdings Ltd.	32,425
38,000	Sino Land Co. Ltd.	61,356
1,417	Sumitomo Realty & Development Co. Ltd.	48,839
6,000	Sun Hung Kai Properties Ltd.	91,539
20,800	Swire Properties Ltd.	61,428
10,000	Wheelock & Co. Ltd.	46,685
		1,294,034
	RETAIL - 3.6%
2,100	Alimentation Couche Tard, Inc.	88,313
33,000	Belle International Holdings Ltd.	37,111
1,000	Canadian Tire Corp. Ltd.	106,011
33,400	Chow Tai Fook Jewellery Group Ltd.	44,797
885	Cie Financiere Richemont SA	79,094
200	Fast Retailing Co. Ltd.	73,480
1,763	Hennes & Mauritz AB - Cl. B	73,280
630	HUGO BOSS AG	77,552
2,780	Inditex SA	79,765
10,970	Kingfisher PLC	58,244
974	Lawson, Inc.	59,235
1,306	Luxottica Group SpA	71,926
9,557	Marks & Spencer Group PLC	71,352
575	Next PLC	61,148

See accompanying notes to financial statements.

44

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	RETAIL (Continued) - 3.6%
585	Pandora A/S	$47,974
3,865	Sports Direct International PLC *	42,850
151	Swatch Group AG	67,506
2,162	Travis Perkins PLC	62,603
		1,202,241

	SEMICONDUCTORS - 0.6%
527	ASML Holding NV	57,090
4,772	Infineon Technologies AG	51,089
624	NXP Semiconductors NV *	47,674
600	Rohm Co. Ltd.	36,840
		192,693
	SOFTWARE - 0.9%
1,935	Amadeus IT Holding SA - Cl. A	77,489
1,133	Check Point Software Technologies Ltd. * ^	89,020
1,177	Dassault Systemes	72,001
1,111	SAP SE	78,345
		316,855
	TELECOMMUNICATIONS - 4.9%
3,000	BCE, Inc.	138,055
2,043	Belgacom SA	74,433
12,240	BT Group PLC	76,630
5,500	China Mobile Ltd.	64,192
30,000	China Unicom Hong Kong Ltd.	40,237
2,634	Eutelsat Communications SA	85,428
914	KDDI Corp.	58,232
949	Nippon Telegraph & Telephone Corp.	49,172
4,400	NTT DOCOMO, Inc.	64,897
3,484	Orange SA	59,671
2,300	Rogers Communications, Inc.	89,731
36,009	Singapore Telecommunications Ltd.	105,973
579	Softbank Corp.	34,826
194	Swisscom AG	102,018
5,095	Telefonaktiebolaget LM Ericsson	61,367
5,552	Telefonica SA	80,104
2,669	Telenor ASA	53,952
10,151	TeliaSonera AB	65,311
21,604	Telstra Corp. Ltd.	105,618
2,400	TELUS Corp.	86,834
3,053	Vivendi SA	76,457
14,891	Vodafone Group PLC	51,698
		1,624,836
	TEXTILES - 0.2%
9,842	Toray Industries, Inc.	79,495

	TRANSPORTATION - 3.0%
24	AP Moeller - Maersk A/S	48,258
20,496	Aurizon Holdings Ltd.	77,543
1,400	Canadian National Railway Co.	96,542
300	Canadian Pacific Railway Ltd.	57,976
514	Central Japan Railway Co.	77,784
1,797	Deutsche Post AG	58,825
900	East Japan Railway Co.	68,497
599	Kuehne + Nagel International AG	81,567
26,500	MTR Corp. Ltd.	108,678
8,000	Odakyu Electric Railway Co. Ltd.	71,544
7,784	Royal Mail PLC	52,180
9,664	Tokyo Corp.	60,385
1,800	West Japan Railway Co.	85,773
3,100	Yamato Holdings Co. Ltd.	61,925
		1,007,477
	WATER - 0.8%
40,000	Guangdong Investment Ltd.	52,101
2,615	Severn Trent PLC	81,796
3,355	Suez Environnement Co.	58,619
5,924	United Utilities Group PLC	84,614
		277,130

	TOTAL COMMON STOCK (Cost - $33,407,053)	33,015,396

See accompanying notes to financial statements.

45

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	WARRANTS - 0.0%
666	Sun Hung Kai Properties Ltd., Expiration April 22, 2016, Exercise Price 98.60 HKD *	$1,682
	(Cost - $110)

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
339,873	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	339,873
	TOTAL SHORT-TERM INVESTMENTS (Cost - $339,873)

	COLLATERAL FOR SECURITIES LOANED - 1.1%
360,225	Mount Vernon Securities Lending Prime Portfolio	360,225
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $360,225)

	TOTAL INVESTMENTS - 100.7% (Cost - $34,107,261) (a)	$33,717,176
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(235,367)
	NET ASSETS - 100.0%	$33,481,809

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

PLC - Public Limited Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $34,192,259 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,977,286
Unrealized depreciation	(2,452,369)
Net unrealized depreciation	$(475,083)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
4	MSCI EAFE Index Mini, March 2015	$393,780	$(5,320)
	TOTAL LONG FUTURES CONTRACTS

Portfolio Composition (Unaudited) *
Japan	18.7%
Britain	12.3%
Canada	11.0%
France	8.6%
Hong Kong	8.6%
Switzerland	7.3%
Germany	5.8%
Australia	5.2%
Singapore	3.9%
Spain	3.5%
Other Countries	15.1%
Total	100.0%

* Based on total value of investments.

Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

46

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 88.4%
	AEROSPACE/DEFENSE - 0.3%
56,000	AviChina Industry & Technology Co. Ltd.	$34,593
1,179	Korea Aerospace Industries Ltd.	43,011
		77,604
	AGRICULTURE - 1.6%
16,964	Astra Agro Lestari Tbk PT	33,208
3,370	British American Tobacco Malaysia Bhd	62,730
111,377	Charoen Pokphand Indonesia Tbk PT	33,985
9,393	Gudang Garam Tbk PT	46,025
37,553	IOI Corp. Bhd	51,541
566	KT&G Corp.	39,481
9,208	Kuala Lumpur Kepong Bhd	60,030
4,766	Souza Cruz SA	34,633
		361,633
	APPAREL - 0.9%
72,258	Far Eastern New Century Corp.	71,674
1,100	Guararapes Confeccoes SA	34,289
33,317	Pou Chen Corp.	40,467
11,000	Shenzhou International Group Holdings Ltd.	36,316
517	Youngone Corp.	25,116
		207,862
	AUTO MANUFACTURERS - 1.7%
3,500	Byd Co. Ltd.	13,699
20,000	Dongfeng Motor Group Co. Ltd.	28,320
2,684	Ford Otomotiv Sanayi AS	37,415
90,000	Geely Automobile Holdings Ltd.	28,669
5,794	Great Wall Motor Co. Ltd. - H Shares	32,952
30,000	Guangzhou Automobile Group Co. Ltd.	27,315
255	Hyundai Motor Co.	39,501
1,008	Kia Motors Corp.	48,322
4,504	Tofas Turk Otomobil Fabrikasi AS	30,766
21,215	UMW Holdings Bhd	66,485
3,651	Yulon Nissan Motor Co. Ltd.	38,406
		391,850
	AUTO PARTS & EQUIPMENT - 1.2%
27,152	Cheng Shin Rubber Industry Co. Ltd.	63,815
682	Halla Visteon Climate Control Corp.	30,256
1,036	Hankook Tire Co. Ltd.	50,044
201	Hyundai Mobis Co. Ltd.	43,480
183	Hyundai Wia Corp.	29,522
11,306	Weichai Power Co. Ltd. - H Shares	47,679
		264,796
	BANKS - 12.6%
120,369	Agricultural Bank of China Ltd. - H Shares	60,851
8,238	Akbank TAS	30,553
49,564	AMMB Holdings Bhd	93,536
2,225	Banco Bradesco SA	28,821
504,136	Banco de Chile	58,517
955	Banco de Credito e Inversiones	46,477
2,303	Banco do Brasil SA	20,595
941,633	Banco Santander Chile	47,194
3,935	Bancolombia SA	42,637
8,224	Bangkok Bank PCL	48,462
43,901	Bank Central Asia Tbk PT	46,513
41,889	Bank Mandiri Persero Tbk PT	36,435
80,708	Bank Negara Indonesia Persero Tbk PT	39,742
138,857	Bank of China Ltd. - H Shares	78,256
79,599	Bank of Communications Co. Ltd. - H Shares	74,322
30,245	Bank of the Philippine Islands	63,574
770	Bank Pekao SA	38,766
35,777	Bank Rakyat Indonesia Persero Tbk PT	33,646
349	Bank Zachodni WBK SA	36,871
3,401	Barclays Africa Group Ltd.	53,530
32,768	BDO Unibank, Inc.	80,455
128,963	Chang Hwa Commercial Bank	73,941
67,103	China Citic Bank Corp. Ltd. - H Shares	53,827
86,952	China Construction Bank Corp. - H Shares	71,431
107,000	China Everbright Bank Co. Ltd.	58,232
28,936	China Merchants Bank Co. Ltd. - H Shares	72,619

See accompanying notes to financial statements.

47

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 12.6%
53,075	China Minsheng Banking Corp. Ltd. - H Shares	$69,817
104,894	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	65,338
36,506	CIMB Group Holdings Bhd	58,037
7,584	Commercial International Bank Egypt SAE	52,157
3,064	Corp Financiera Colombiana SA	50,991
3,524,462	Corpbanca SA	42,121
11,749	FirstRand Ltd.	51,383
7,536	Grupo Financiero Banorte SAB de CV - O Shares	41,501
15,452	Grupo Financiero Inbursa SAB de CV - O Shares	39,907
13,741	Grupo Financiero Santander Mexico SAB de CV - B Shares	28,741
26,372	Hong Leong Bank Bhd	105,419
90,155	Industrial & Commercial Bank of China Ltd. - H Shares	65,807
2,440	Industrial Bank of Korea	31,535
3,035	Itau Unibanco Holding SA	36,916
6,318	Kasikornbank PCL	43,947
240	Komercni Banka AS	49,719
62,535	Krung Thai Bank PCL	43,118
38,594	Malayan Banking Bhd	101,194
259	mBank	36,338
27,549	Metropolitan Bank & Trust Co.	51,131
2,109	Nedbank Group Ltd.	45,415
4,412	Powszechna Kasa Oszczednosci Bank Polski SA	44,449
26,545	RHB Capital Bhd	57,837
7,732	Siam Commercial Bank PCL	42,744
3,707	Standard Bank Group Ltd.	45,998
7,751	Turkiye Garanti Bankasi AS	31,270
3,999	Turkiye Halk Bankasi AS	23,806
13,471	Turkiye Is Bankasi - C Shares	38,884
12,718	Turkiye Vakiflar Bankasi Tao - D Shares	26,580
14,844	Yapi ve Kredi Bankasi AS	31,087
		2,842,990
	BEVERAGES - 1.4%
6,600	Ambev SA	40,685
8,573	Arca Continental SAB de CV	54,271
5,191	Cia Cervecerias Unidas SA	48,762
4,779	Coca-Cola Femsa SAB de CV	41,047
247,900	Emperador, Inc.	57,540
105,383	LT Group, Inc.	28,608
77,023	Thai Beverage PCL	40,104
		311,017
	BUILDING MATERIALS - 2.0%
9,573	Anhui Conch Cement Co. Ltd. - H Shares	35,864
61,969	Asia Cement Corp.	76,346
41,500	BBMG Corp.	34,735
8,107	Cementos Argos SA	33,499
51,632	China National Building Material Co. Ltd. - H Shares	50,206
8,046	Duratex SA	24,368
4,351	Grupo Argos SA/Colombia	38,997
16,748	Indocement Tunggal Prakarsa Tbk PT	33,799
27,477	Semen Indonesia Persero Tbk PT	35,932
4,086	Siam City Cement PCL	53,864
33,555	Taiwan Cement Corp.	46,003
		463,613
	CHEMICALS - 1.9%
31,000	Formosa Chemicals & Fibre Corp.	65,513
32,000	Formosa Plastics Corp.	73,086
212	LG Chem Ltd.	35,172
31,000	Nan Ya Plastics Corp.	64,143
51,063	Petronas Chemicals Group Bhd	79,574
32,274	PTT Global Chemical PCL	50,241
1,996	Ultrapar Participacoes SA	38,640
10,260	Uralkali OJSC	22,005
		428,374
	COAL - 1.1%
274,977	Adaro Energy Tbk PT	23,085
36,590	Banpu PCL	27,674
77,363	China Coal Energy Co. Ltd. - H Shares	48,488
16,504	China Shenhua Energy Co. Ltd. - H Shares	48,847
17,819	Indo Tambangraya Megah Tbk PT	22,116

See accompanying notes to financial statements.

48

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	COAL (Continued) - 1.1%
17,510	Semirara Mining and Power Corp.	$55,600
31,300	Tambang Batubara Bukit Asam Persero Tbk PT	31,583
		257,393
	COMMERCIAL SERVICES - 2.4%
5,517	Arteris SA	25,634
5,408	CCR SA	31,343
2,640	Cielo SA	41,244
7,270	EcoRodovias Infraestrutura e Logistica SA	29,061
3,403	Estacio Participacoes PA	30,464
22,218	International Container Terminal Services, Inc.	57,135
82,825	Jasa Marga Persero Tbk PT	47,136
38,838	Jiangsu Expressway Co. Ltd. - H Shares	46,381
14,900	Kroton Educacional SA	86,748
2,865	Localiza Rent a Car SA	38,362
15,885	OHL Mexico SAB de CV *	29,465
621	S1 Corp.	40,528
42,589	Zhejiang Expressway Co. Ltd. - H Shares	49,487
		552,988
	COMPUTERS - 1.5%
5,098	Advantech Co. Ltd.	37,765
4,635	Asustek Computer, Inc.	50,734
27,050	Foxconn Technology Co. Ltd.	72,889
48,000	Inventec Corp.	32,373
20,822	Lenovo Group Ltd.	27,390
35,517	Lite-On Technology Corp.	40,840
15,944	Quanta Computer, Inc.	39,890
45,000	Wistron Corp.	40,798
		342,679
	COSMETICS/PERSONAL CARE - 0.5%
17	Amorepacific Corp.	34,593
31	AMOREPACIFIC Group	28,358
62	LG Household & Health Care Ltd.	35,405
2,318	Natura Cosmeticos SA	27,841
		126,197
	DISTRIBUTION/WHOLESALE - 0.2%
1,249	Daewoo International Corp.	36,005

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
5,818	BM&F Bovespa SA	21,549
213,000	China Development Financial Holding Corp.	67,959
42,000	China Galaxy Securities Co. Ltd.	52,702
14,480	CITIC Securities Co. Ltd. - H Shares	54,528
95,650	CTBC Financial Holding Co. Ltd.	62,092
127,312	E.Sun Financial Holding Co. Ltd.	79,027
147,050	First Financial Holding Co. Ltd.	86,634
35,000	Fubon Financial Holding Co. Ltd.	56,056
25,999	Haitong Securities Co. Ltd. - H Shares	65,449
1,231	Hana Financial Group, Inc.	36,107
139,743	Hua Nan Financial Holdings Co. Ltd.	78,356
5,795	Investec Ltd.	48,863
1,202	KB Financial Group, Inc.	39,829
95,773	Mega Financial Holding Co. Ltd.	73,972
8,184	RMB Holdings Ltd.	45,537
1,059	Samsung Card Co. Ltd.	42,904
954	Shinhan Financial Group Co. Ltd.	38,869
177,011	Taishin Financial Holding Co. Ltd.	72,972
221,235	Taiwan Cooperative Financial Holding Co. Ltd.	113,916
118,192	Yuanta Financial Holding Co. Ltd.	57,498
		1,194,819
	ELECTRIC - 3.7%
67,644	Aboitiz Power Corp.	64,891
94,171	AES Gener SA	49,821
5,454	AES Tiete SA	31,446
1,657	CEZ AS	42,800
425,000	E.ON Russia JSC	16,186
12,500	Electricity Generating PCL	63,597
37,190	Empresa Nacional de Electricidad SA	56,214
163,794	Enersis SA	53,712
13,377	Glow Energy PCL	36,264
46,000	Huadian Fuxin Energy Corp. Ltd.	21,653

See accompanying notes to financial statements.

49

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	ELECTRIC (Continued) - 3.7%
46,000	Huadian Power International Corp. Ltd.	$40,340
34,000	Huaneng Power International, Inc.	45,952
72,000	Huaneng Renewables Corp. Ltd.	23,306
7,900	Infraestructura Energetica Nova SAB de CV	39,541
11,046	Interconexion Electrica SA ESP	39,973
6,963	PGE Polska Grupa Energetyczna SA	37,056
26,569	Tauron Polska Energia SA	37,801
16,500	Tenaga Nasional Bhd	65,107
2,736	Tractebel Energia SA	34,874
112,036	YTL Power International Bhd	47,412
		847,946
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
6,837	Delta Electronics, Inc.	40,712
22,552	Dongfang Electric Corp. Ltd. - H Shares	41,474
1,000	Hermes Microvision, Inc.	50,543
12,800	Xinjiang Goldwind Science & Technology Co. Ltd.	19,908
8,500	Zhuzhou CSR Times Electric Co. Ltd.	49,603
		202,240
	ELECTRONICS - 0.8%
4,827	AAC Technologies Holdings, Inc.	25,865
77,000	AU Optronics Corp.	39,405
21,822	Hon Hai Precision Industry Co. Ltd.	60,594
20,962	Pegatron Corp.	48,339
		174,203
	ENERGY-ALTERNATE SOURCES - 0.4%
60,000	Beijing Jingneng Clean Energy Co. Ltd.	26,077
30,844	China Longyuan Power Group Corp. Ltd. - H Shares	32,101
38,600	Energy Absolute PCL	29,194
		87,372
	ENGINEERING & CONSTRUCTION - 3.2%
5,148	Airports of Thailand PCL	44,096
54,000	Beijing Capital International Airport Co. Ltd.	43,386
68,619	China Communications Construction Co. Ltd. - H Shares	82,565
39,389	China Railway Construction Corp. Ltd. - H Shares	50,188
74,031	China Railway Group Ltd. - H Shares	60,912
139,340	DMCI Holdings, Inc.	48,919
14,367	Enka Insaat ve Sanayi AS	32,486
37,220	Gamuda Bhd	53,319
7,550	Grupo Aeroportuario del Pacifico SAB de CV	47,477
4,500	Grupo Aeroportuario del Sureste SAB de CV	59,526
769	Hyundai Engineering & Construction Co. Ltd.	29,675
526	KEPCO Plant Service & Engineering Co. Ltd.	38,450
2,073	Multiplan Empreendimentos Imobiliarios SA	36,913
4,476	Promotora y Operadora de Infraestructura SAB de CV	53,850
4,065	TAV Havalimanlari Holding AS	33,251
		715,013
	ENTERTAINMENT - 0.2%
1,960	OPAP SA	21,114
860	Paradise Co. Ltd.	18,604
		39,718
	ENVIRONMENTAL CONTROL - 0.2%
497	Coway Co. Ltd.	38,358

	FOOD - 4.9%
2,041	Bidvest Group Ltd.	53,637
1,559	BIM Birlesik Magazalar AS	33,383
1,827	BRF SA	43,572
13,346	Cencosud SA	33,141
42,888	Charoen Pokphand Foods PCL	35,499
9,000	China Mengniu Dairy Co. Ltd.	37,142
51,700	Felda Global Ventures Holdings Bhd	32,227
4,400	Gruma SAB de CV	46,947
15,372	Grupo Bimbo SAB de CV Series A *	42,432
4,460	Grupo Nutresa SA	53,486
53,934	Indofood CBP Sukses Makmur Tbk PT	57,034
91,254	Indofood Sukses Makmur Tbk PT	49,723
7,300	JBS SA	30,815
33,503	JG Summit Holdings, Inc.	49,445
1,014	M Dias Branco SA	34,912
109	Magnit PJSC	17,662
55	Orion Corp.	51,170
12,757	PPB Group Bhd	52,162
3,739	Shoprite Holdings Ltd.	54,401

See accompanying notes to financial statements.

50

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	FOOD (Continued) - 4.9%
1,583	Tiger Brands Ltd.	$50,387
21,013	Tingyi Cayman Islands Holding Corp.	48,020
40,000	Uni-President China Holdings Ltd.	36,832
41,021	Uni-President Enterprises Corp.	65,051
13,338	Universal Robina Corp.	58,458
35,000	Want Want China Holdings Ltd.	46,130
		1,113,668
	FOREST PRODUCTS & PAPER - 0.4%
19,051	Empresas CMPC SA	47,546
2,843	Mondi Ltd.	46,405
		93,951
	GAS - 0.6%
6,000	ENN Energy Holdings Ltd.	34,046
77,627	Perusahaan Gas Negara Persero Tbk PT	37,598
9,465	Petronas Gas Bhd	59,973
		131,617
	HEALTHCARE PRODUCTS - 0.6%
1,540	Aspen Pharmacare Holdings Ltd.	54,072
21,000	China Medical System Holdings Ltd.	34,720
5,500	Hengan International Group Co. Ltd.	57,489
		146,281
	HEALTHCARE SERVICES - 1.0%
70,620	Bangkok Dusit Medical Services PCL	36,895
10,100	Bumrungrad Hospital PCL	43,180
45,000	IHH Healthcare Bhd	62,019
11,076	Life Healthcare Group Holdings Ltd.	40,958
15,649	Netcare Ltd.	51,359
		234,411
	HOLDINGS COMPANIES - 2.8%
41,648	Aboitiz Equity Ventures, Inc.	49,080
13,304	Alfa SAB de CV - A Shares	29,722
82,720	Alliance Global Group, Inc.	41,711
4,310	Empresas COPEC SA	48,704
7,901	Grupo Carso SAB de CV Series A	38,898
6,987	Haci Omer Sabanci Holding AS	30,372
37,800	IJM Corp. Bhd	71,011
2,468	Imperial Holdings Ltd.	39,486
7,274	KOC Holding AS	38,629
2,269	Remgro Ltd.	49,839
3,970	Siam Cement PCL	54,023
42,270	Sime Darby Bhd	111,075
95,531	YTL Corp. Bhd	43,432
		645,982
	HOME FURNISHING - 0.7%
5,847	Arcelik AS	37,561
249	Hanssem Co. Ltd.	26,190
791	LG Corp.	44,372
9,988	Steinhoff International Holdings Ltd.	51,308
		159,431
	HOUSEHOLD PRODUCTS - 0.4%
18,805	Kimberly-Clark de Mexico SAB de CV - A Shares	40,927
18,055	Unilever Indonesia Tbk PT	47,076
		88,003
	INSURANCE - 3.9%
2,900	BB Seguridade Participacoes SA	35,083
35,185	Cathay Financial Holding Co. Ltd.	52,184
17,000	China Life Insurance Co. Ltd.	66,758
13,503	China Pacific Insurance Group Co. Ltd.	68,611
5,477	Discovery Ltd.	52,765
862	Dongbu Insurance Co. Ltd.	43,456
9,240	Hanwha Life Insurance Co. Ltd.	70,212
14,704	New China Life Insurance Co. Ltd. - H Shares	74,240
132,000	People’s Insurance Co. Group of China Ltd.	61,794
26,000	PICC Property & Casualty Co. Ltd.	50,564
7,007	Ping An Insurance Group Co. of China Ltd. - H Shares	71,479
3,206	Porto Seguro SA	36,782
360	Powszechny Zaklad Ubezpieczen SA	49,291
187	Samsung Fire & Marine Insurance Co. Ltd.	48,422
504	Samsung Life Insurance Co. Ltd.	53,819
7,408	Sanlam Ltd.	44,846
		880,306

See accompanying notes to financial statements.

51

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	INTERNET - 0.4%
42	NAVER Corp.	$27,410
204	NCSoft Corp.	34,032
2,155	Tencent Holdings Ltd.	31,266
		92,708
	INVESTMENT COMPANIES - 0.2%
15,687	Rand Merchant Insurance Holdings Ltd.	55,432

	IRON/STEEL - 1.4%
56,000	Angang Steel Co. Ltd.	47,665
103,380	China Steel Corp.	85,889
17,681	Eregli Demir ve Celik Fabrikalari TAS	33,772
30,500	Fosun International Ltd.	39,963
571	Hyundai Steel Co.	33,235
1,466	Kumba Iron Ore Ltd.	30,415
164	POSCO	41,414
		312,353
	LEISURE TIME - 0.2%
5,000	Giant Manufacturing Co. Ltd.	44,383

	LODGING - 0.8%
26,195	Genting Bhd	66,437
46,096	Genting Malaysia Bhd	53,644
747	Grand Korea Leisure Co. Ltd.	22,082
1,281	Kangwon Land, Inc.	35,695
		177,858
	MACHINERY CONSTRUCTION & MINING - 0.3%
22,652	United Tractors Tbk PT	31,725
59,586	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	45,415
		77,140
	MACHINERY DIVERSIFIED - 0.9%
35,600	CSR Corp. Ltd. - H Shares	47,931
16,000	Haitian International Holdings Ltd.	33,758
6,200	Industrias CH SAB de CV *	29,922
70,000	Shanghai Electric Group Co. Ltd.	37,283
3,964	WEG SA	45,613
		194,507
	MEDIA - 0.9%
44,400	Astro Malaysia Holdings Bhd	38,467
25,534	BEC World PCL	39,555
5,249	Cyfrowy Polsat SA	34,752
150,243	Media Nusantara Citra Tbk PT	30,805
261	Naspers Ltd.	34,199
101,400	Surya Citra Media Tbk PT	28,649
		206,427
	METAL FABRICATE - 0.1%
3,170	Catcher Technology Co. Ltd.	24,684

	MINING - 1.8%
3,242	African Rainbow Minerals Ltd.	33,364
26,000	Alrosa AO	27,360
1,420	Assore Ltd.	18,377
44,500	China Hongqiao Group Ltd.	30,014
48,056	China Molybdenum Co. Ltd. - H Shares	27,889
14,028	Grupo Mexico SAB de CV Series B	40,739
1,558	Industrias Penoles SAB de CV	30,486
26,906	Jiangxi Copper Co. Ltd. - H Shares	46,150
1,017	KGHM Polska Miedz SA	31,188
110	Korea Zinc Co. Ltd.	40,684
221	MMC Norilsk Nickel OJSC	29,827
153,550	Zijin Mining Group Co. Ltd. - H Shares	43,565
		399,643
	MISCELLANEOUS MANUFACTURING - 0.1%
208	Largan Precision Co. Ltd.	15,737

	OIL & GAS - 2.0%
547	Bashneft OAO	11,421
43,504	China Petroleum & Chemical Corp. - H Shares	35,065
25,000	CNOOC Ltd.	33,660
27,946	Ecopetrol SA	24,254
32,000	Formosa Petrochemical Corp.	69,447
1,554	Pacific Rubiales Energy Corp.	9,913
45,075	PetroChina Co. Ltd. - H Shares	49,992

See accompanying notes to financial statements.

52

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	OIL & GAS (Continued) - 2.0%
3,400	Petroleo Brasileiro SA	$12,273
7,348	Petronas Dagangan Bhd	35,970
10,253	PTT Exploration & Production PCL	34,880
4,581	PTT PCL	45,084
1,027	Sasol Ltd.	38,281
6,220	Tatneft OAO	23,740
1,485	Tupras Turkiye Petrol Rafinerileri AS	35,169
		459,149
	OIL & GAS SERVICE - 0.7%
113,873	Bumi Armada Bhd	35,491
13,305	China Oilfield Services Ltd. - H Shares	23,096
84,542	Dialog Group Bhd	36,260
48,300	SapuraKencana Petroleum Bhd	32,041
37,500	Sinopec Engineering Group Co. Ltd.	25,341
		152,229
	PACKAGING & CONTAINERS - 0.2%
11,327	Nampak Ltd.	42,729

	PHARMACEUTICALS - 1.3%
16,712	Genomma Lab Internacional SAB de CV - B Shares *	31,804
7,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	22,663
6,100	Hypermarcas SA *	38,326
313,264	Kalbe Farma Tbk PT	46,276
2,578	Richter Gedeon Nyrt	34,852
8,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.	30,584
45,000	Sihuan Pharmaceutical Holdings Group Ltd.	30,120
14,000	Sinopharm Group Co. Ltd.	49,561
		284,186
	REAL ESTATE - 1.4%
3,707	Ayala Corp.	57,528
62,825	Ayala Land, Inc.	47,343
4,016	BR Malls Participacoes SA	24,817
27,566	Central Pattana PCL	38,098
62,000	Country Garden Holdings Co. Ltd.	24,787
83,000	Evergrande Real Estate Group Ltd.	33,611
32,000	Longfor Properties Co. Ltd.	41,227
134,981	SM Prime Holdings, Inc.	51,433
		318,844
	RETAIL - 5.6%
2,969	Almacenes Exito SA	35,318
14,100	Alsea SAB de CV *	38,988
19,000	ANTA Sports Products Ltd.	33,569
64,641	Astra International Tbk PT	38,744
6,809	Big C Supercenter PCL	49,017
37,687	CP ALL PCL	48,651
4,839	El Puerto de Liverpool SAB de CV - C1 Shares	48,523
171	E-Mart Co. Ltd.	31,818
795	FF Group	25,404
194,000	GOME Electrical Appliances Holding Ltd.	28,522
13,476	Grupo Comercial Chedraui SA de CV	38,661
34,300	Grupo Sanborns SAB de CV	53,458
138,643	Home Product Center PCL	34,743
2,824	Hotai Motor Co. Ltd.	42,419
299	Hyundai Department Store Co. Ltd.	33,710
11,197	Jollibee Foods Corp.	53,832
8,783	Lojas Americanas SA	43,155
1,362	Lojas Renner SA	39,141
157	Lotte Shopping Co. Ltd.	39,287
21,400	Matahari Department Store Tbk PT	25,696
30,449	Minor International PCL	30,059
2,315	Mr Price Group Ltd.	47,048
7,094	President Chain Store Corp.	54,792
3,883	Raia Drogasil SA	37,092
7,141	SACI Falabella	47,852
15,689	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	35,408
3,265	SM Investments Corp.	59,503
40,000	Sun Art Retail Group Ltd.	39,772
6,327	Truworths International Ltd.	42,285
20,767	Wal-Mart de Mexico SAB de CV	44,676
6,300	Woolworths Holdings Ltd.	42,007
		1,263,150

See accompanying notes to financial statements.

53

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	SEMICONDUCTORS - 2.0%
34,414	Advanced Semiconductor Engineering, Inc.	$41,419
15,000	Inotera Memories Inc. *	23,787
2,819	MediaTek, Inc.	41,142
8,000	Nanya Technology Corp. *	20,470
8,427	Novatek Microelectronics Corp.	47,385
47	Samsung Electronics Co. Ltd.	57,168
263,000	Semiconductor Manufacturing International Corp. *	24,081
27,000	Siliconware Precision Industries Co. Ltd.	40,897
948	SK Hynix, Inc. *	41,492
13,681	Taiwan Semiconductor Manufacturing Co. Ltd.	60,937
112,242	United Microelectronics Corp.	52,299
		451,077
	SHIPBUILDING - 0.1%
1,400	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	23,933

	SOFTWARE - 0.4%
9,000	Kingsoft Corp. Ltd.	17,874
2,684	Totvs SA	35,514
30,000	TravelSky Technology Ltd.	32,422
		85,810
	TELECOMMUNICATIONS - 6.9%
6,393	Advanced Info Service PCL	48,741
40,750	America Movil SAB de CV Series L	45,325
37,763	Axiata Group Bhd	76,124
80,000	China Communications Services Corp. Ltd.	37,554
70,000	China Telecom Corp. Ltd.	40,985
46,828	Chunghwa Telecom Co. Ltd.	139,052
43,898	DiGi.Com Bhd	77,446
4,021	ENTEL Chile SA	40,316
32,465	Far EasTone Telecommunications Co. Ltd.	74,866
53,000	FIH Mobile Ltd. *	23,854
1,324	Globe Telecom, Inc.	51,219
23,476	Intouch Holdings PCL	56,155
3,715	LG Uplus Corp.	39,245
50,134	Maxis Bhd	98,195
3,880	Mobile Telesystems OJSC	10,956
2,209	MTN Group Ltd.	42,297
5,246	O2 Czech Republic AS	53,421
862	Philippine Long Distance Telephone Co.	56,015
30,900	Sistema JSFC	5,884
169	SK Telecom Co. Ltd.	41,515
23,491	Taiwan Mobile Co. Ltd.	77,546
19,341	Telecom Egypt Co.	32,232
34,159	Telekom Malaysia Bhd	67,199
179,465	Telekomunikasi Indonesia Persero Tbk PT	41,505
5,570	Tim Participacoes SA	24,780
12,971	Total Access Communication PCL	38,020
57,275	Tower Bersama Infrastructure PT	44,847
13,360	Turk Telekomunikasyon AS	41,596
7,518	Turkcell Iletism Hizmetleri AS *	46,042
3,774	Vodacom Group Ltd.	41,917
17,400	ZTE Corp.	37,789
		1,552,638
	TRANSPORTATION - 1.0%
205,401	BTS Group Holdings PCL	60,206
88,884	Guangshen Railway Co. Ltd. - H Shares	43,215
127	Hyundai Glovis Co. Ltd.	33,933
27,400	MISC Bhd	56,566
34,000	Sinotrans Ltd.	22,669
		216,589
	WATER - 0.4%
106,555	Aguas Andinas SA - A Shares	61,734
3,599	Cia de Saneamento Basico do Estado de Sao Paulo	23,032
		84,766

	TOTAL COMMON STOCK (Cost - $20,506,018)	19,994,292

See accompanying notes to financial statements.

54

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 8.0%
	EQUITY FUND - 8.0%
82,243	WisdomTree India Earnings Fund ^	$1,813,458
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,520,023)

	WARRANTS - 0.0%
10,540	Land & Houses PCL, Expiration May 5, 2017, Exercise Price $3.50 *	1,769
1,522	Minor International PCL, Expiration November 3, 2017, Exercise Price $40.00 *	226
	TOTAL WARRANTS (Cost - $2,077)	1,995

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
757,529	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	757,529
	TOTAL SHORT-TERM INVESTMENTS (Cost - $757,529)

	TOTAL INVESTMENTS - 99.7% (Cost - $22,785,647) (a)	$22,567,274
	OTHER ASSETS LESS LIABILITIES - 0.3%	62,925
	NET ASSETS - 100.0%	$22,630,199

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

PCL - Public Company Limited

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,813,007 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,722,320
Unrealized depreciation	(1,968,053)
Net unrealized depreciation	$(245,733)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
17	Emerging Market Future, Mar 2015	$814,045	$14,725
	TOTAL LONG FUTURES CONTRACTS

Portfolio Composition (Unaudited) *
China	17.4%
Taiwan	13.3%
United States	11.4%
Malaysia	8.9%
South Korea	7.9%
South Africa	6.0%
Thailand	5.4%
Brazil	5.3%
Philippines	4.8%
Mexico	4.6%
Indonesia	4.2%
Chile	3.0%
Other Countries	7.8%
Total	100.0%

* Based on total value of investments.

Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

55

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	REITS - 95.2%
	APARTMENTS - 11.5%
6,900	American Campus Communities, Inc. ^	$285,384
9,051	Apartment Investment & Management Co.	336,245
12,788	Associated Estates Realty Corp. ^	296,809
4,465	Camden Property Trust	329,696
5,208	Equity Residential ^	374,143
1,648	Essex Property Trust, Inc.	340,477
4,897	Home Properties, Inc. ^	321,243
5,937	Post Properties, Inc.	348,917
11,199	UDR, Inc.	345,153
		2,978,067

	DIVERSIFIED - 15.6%
7,694	American Assets Trust, Inc.	306,298
2,839	American Tower Corp.	280,635
5,661	Coresite Realty Corp	221,062
7,289	Corrections Corp. of America ^	264,882
3,315	Digital Realty Trust, Inc. ^	219,784
4,103	Entertainment Properties Trust	236,456
6,568	Geo Group, Inc.	265,084
8,046	Liberty Property Trust	302,771
7,051	Plum Creek Timber Co., Inc.	301,712
6,121	Potlatch Corp.	256,286
3,944	PS Business Parks, Inc.	313,706
6,636	Rayonier, Inc.	185,410
9,149	Washington Real Estate Investment Trust ^	253,061
8,557	Weyerhaeuser Co.	307,111
21,021	Whitestone REIT	317,627
		4,031,885
	HEALTHCARE - 10.5%
8,970	Aviv REIT, Inc.	309,286
6,605	HCP, Inc.	290,818
11,636	Healthcare Trust of America, Inc.	313,474
6,918	LTC Properties, Inc.	298,650
4,576	National Health Investors, Inc. ^	320,137
7,587	Omega Healthcare Investors, Inc. ^	296,424
12,556	Senior Housing Properties Trust	277,613
6,675	Universal Health Realty Income Trust	321,201
4,130	Ventas, Inc. ^	296,121
		2,723,724
	HOTELS - 6.5%
15,909	DiamondRock Hospitality Co.	236,567
9,503	Hospitality Properties Trust	294,593
12,320	Host Hotels & Resorts, Inc.	292,846
9,456	RLJ Lodging Trust	317,060
5,961	Ryman Hospitality Properties, Inc.	314,383
17,951	Strategic Hotels & Resorts, Inc. *	237,492
		1,692,941
	MANUFACTURED HOMES - 2.7%
7,496	Equity Lifestyle Properties, Inc.	386,419
4,984	Sun Communities, Inc. ^	301,333
		687,752
	OFFICE PROPERTIES - 13.7%
4,658	Alexandria Real Estate Equities, Inc.	413,351
15,940	BioMed Realty Trust, Inc. ^	343,348
2,656	Boston Properties, Inc.	341,801
7,957	Columbia Property Trust, Inc.	201,710
10,444	Douglas Emmett, Inc.	296,610
24,187	Franklin Street Properties Corp.	296,774
11,922	Government Properties Income Trust	274,325
8,004	Highwoods Properties, Inc. ^	354,417
5,505	Kilroy Realty Corp.	380,230
15,700	Piedmont Office Realty Trust, Inc. - Cl. A ^	295,788
2,871	SL Green Realty Corp.	341,706
		3,540,060

See accompanying notes to financial statements.

56

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	REAL ESTATE - 1.3%
4,736	WP Carey, Inc.	$331,994

	REGIONAL MALLS - 7.1%
13,133	General Growth Properties, Inc.	369,431
4,771	Macerich Co.	397,949
2,188	Simon Property Group, Inc.	398,457
9,751	Tanger Factory Outlet Centers	360,397
4,180	Taubman Centers, Inc.	319,436
		1,845,670
	SHOPPING CENTERS - 12.0%
11,396	Acadia Realty Trust	365,014
588	Alexander’s, Inc. ^	257,062
7,102	AmREIT, Inc. ^	188,487
2,801	Federal Realty Investment Trust ^	373,821
14,263	Kimco Realty Corp.	358,572
5,323	Regency Centers Corp.	339,501
17,729	Retail Opportunity Investments Corp. ^	297,670
5,009	Saul Centers, Inc.	286,465
14,536	Urstadt Biddle Properties, Inc. Cl. A ^	318,048
9,011	Weingarten Realty Investors	314,664
		3,099,304
	SINGLE TENANT - 5.4%
9,098	Agree Realty Corp. ^	282,857
13,332	Getty Realty Corp.	242,776
7,670	National Retail Properties, Inc. ^	301,968
6,510	Realty Income Corp. ^	310,592
10,572	Select Income REIT ^	258,062
		1,396,255
	STORAGE - 5.8%
14,171	CubeSmart	312,754
5,380	Extra Space Storage, Inc.	315,483
3,949	Iron Mountain Inc. * ^	152,657
2,123	Public Storage, Inc.	392,437
3,847	Sovran Self Storage, Inc.	335,535
		1,508,866
	WAREHOUSE/INDUSTRIAL - 3.1%
4,625	EastGroup Properties, Inc.	292,855
12,576	First Industrial Realty Trust, Inc.	258,563
24,273	Monmouth Real Estate Investment Corp. - Cl. A ^	268,702
		820,120

	TOTAL REITS (Cost - $21,978,853)	24,656,638

	SHORT-TERM INVESTMENT - 3.9%
	MONEY MARKET FUND - 3.9%
1,007,065	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	1,007,065
	TOTAL SHORT TERM INVESTMENT (Cost - $1,007,065)

	COLLATERAL FOR SECURITIES LOANED - 20.5%
5,315,746	Mount Vernon Securities Lending Prime Portfolio	5,315,746
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,315,746)

	TOTAL INVESTMENTS - 119.6% (Cost - $28,301,664) (a)	$30,979,449
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.6)%	(5,084,772)
	NET ASSETS - 100.0%	$25,894,677

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

REITS - Real Estate Investment Trusts.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,410,374 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$2,894,807
Unrealized depreciation	(325,732)
Net unrealized appreciation	$2,569,075

See accompanying notes to financial statements.

57

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
38	Dow Jones US Real Estate Index, March 2015	$1,139,240	$7,155
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

58

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 93.4%
	ADVERTISING - 0.3%
1,095	Alliance Data Systems Corp. *	$313,225
6,004	Omnicom Group, Inc. ^	465,130
		778,355
	AEROSPACE/DEFENSE - 1.8%
3,549	B/E Aerospace, Inc. *	205,913
3,137	Boeing Co.	407,747
3,479	General Dynamics Corp.	478,780
2,845	L-3 Communications Holdings, Inc.	359,067
2,556	Lockheed Martin Corp.	492,209
3,456	Northrop Grumman Corp.	509,380
4,012	Raytheon Co.	433,978
6,474	Rockwell Collins, Inc.	546,924
4,895	United Technologies Corp.	562,925
		3,996,923
	AGRICULTURE - 1.0%
12,164	Altria Group, Inc.	599,320
8,859	Archer-Daniels-Midland Co.	460,668
4,138	Lorillard, Inc.	260,446
6,314	Philip Morris International, Inc.	514,275
6,351	Reynolds American, Inc.	408,179
		2,242,888
	AIRLINES - 0.5%
5,793	Alaska Air Group, Inc.	346,190
6,077	Delta Airlines, Inc.	298,928
9,895	Southwest Airlines Co.	418,756
		1,063,874
	APPAREL - 0.9%
2,921	Hanesbrands, Inc.	326,042
5,344	NIKE, Inc.	513,826
2,663	Ralph Lauren Corp.	493,081
2,583	Under Armour, Inc. - Cl. A * ^	175,386
6,598	VF Corp.	494,190
		2,002,525
	AUTO MANUFACTURERS - 0.5%
26,566	Ford Motor Co.	411,773
10,418	General Motors Co.	363,692
6,539	PACCAR, Inc.	444,717
		1,220,182
	AUTO PARTS & EQUIPMENT - 1.0%
12,389	Allison Transmission Holdings, Inc.	419,987
6,083	BorgWarner, Inc.	334,261
7,872	Johnson Controls, Inc.	380,532
3,556	Lear Corp.	348,772
3,278	TRW Automotive Holdings Corp. *	337,142
3,913	WABCO Holdings, Inc. *	410,004
		2,230,698
	BANKS - 4.4%
11,414	Bank of America Corp.	463,066
13,159	BB&T Corp.	511,754
5,561	Capital One Financial Corp.	459,061
7,855	CIT Group, Inc.	375,705
7,397	Citigroup, Inc.	400,252
8,016	Comerica, Inc.	375,469
21,117	Fifth Third Bancorp	430,259
6,008	First Republic Bank	313,137
2,635	Goldman Sachs Group, Inc.	510,742
40,957	Huntington Bancshares, Inc.	430,868
27,649	KeyCorp	384,321
4,845	M&T Bank Corp. ^	608,629
10,348	Morgan Stanley	401,502
7,283	Northern Trust Corp.	490,874
5,708	PNC Financial Services Group, Inc.	520,741
37,553	Regions Financial Corp.	396,560
2,664	Signature Bank *	335,557

See accompanying notes to financial statements.

59

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 4.4%
5,495	State Street Corp.	$431,358
10,811	SunTrust Banks, Inc.	452,981
2,883	SVB Financial Group *	334,630
13,621	US Bancorp	612,264
11,489	Wells Fargo & Co.	629,827
		9,869,557
	BEVERAGES - 1.7%
5,542	Brown-Forman Corp. - Cl. B	486,809
13,534	Coca-Cola Co.	571,405
10,118	Coca-Cola Enterprises, Inc.	447,418
4,337	Constellation Brands, Inc. *	425,763
7,341	Dr Pepper Snapple Group, Inc.	526,203
1,185	Keurig Green Mountain, Inc.	156,888
5,774	Molson Coors Brewing Co.	430,278
1,982	Monster Beverage Corp. *	214,750
6,435	PepsiCo., Inc.	608,494
		3,868,008
	BIOTECHNOLOGY - 0.7%
2,329	Amgen, Inc.	370,986
645	Biogen Idec, Inc. *	218,945
2,836	Celgene Corp. * ^	317,235
2,494	Gilead Sciences, Inc. *	235,084
1,078	Illumina, Inc. *	198,977
588	Regeneron Pharmaceuticals, Inc. * ^	241,227
		1,582,454
	BUILDING MATERIALS - 0.4%
6,657	Fortune Brands Home & Security, Inc.	301,362
12,760	Masco Corp.	321,552
5,136	Vulcan Materials Co.	337,589
		960,503
	CHEMICALS - 4.5%
3,039	Air Products & Chemicals, Inc.	438,315
4,416	Airgas, Inc.	508,635
6,556	Celanese Corp.	393,098
1,443	CF Industries Holdings, Inc.	393,275
7,214	Dow Chemical Co.	329,031
4,802	Eastman Chemical Co.	364,280
5,141	Ecolab, Inc.	537,337
8,159	EI du Pont de Nemours & Co.	603,276
6,233	FMC Corp.	355,468
12,626	Huntsman Corp.	287,620
4,980	International Flavors & Fragrances, Inc.	504,773
3,970	LyondellBasell NV	315,178
10,645	Mosaic Co.	485,944
1,027	Newmarket Corp.	414,425
2,389	PPG Industries, Inc.	552,217
4,542	Praxair, Inc.	588,462
9,679	RPM International, Inc.	490,822
2,159	Sherwin-Williams Co. ^	567,903
6,300	Sigma-Aldrich Corp.	864,801
5,828	Valspar Corp.	504,005
3,361	Westlake Chemical Corp.	205,323
3,997	WR Grace & Co. *	381,274
		10,085,462
	COMMERCIAL SERVICES - 3.4%
6,294	ADT Corp. ^	228,032
12,072	Aramark Holdings Corp.	376,043
7,050	Automatic Data Processing, Inc.	587,759
7,814	Cintas Corp. ^	612,930
6,083	Equifax, Inc.	491,932
1,910	FleetCor Technologies, Inc. *	284,036
4,413	Gartner, Inc. *	371,619
4,201	Manpowergroup, Inc.	286,382
4,334	Mastercard, Inc. - Cl. A	373,417
5,031	McGraw Hill Financial, Inc.	447,658

See accompanying notes to financial statements.

60

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.4%
4,032	Moody’s Corp. ^	$386,306
10,375	Quanta Services, Inc. *	294,546
6,917	Robert Half International, Inc.	403,814
10,408	SEI Investments Co.	416,736
14,622	Total System Services, Inc.	496,563
2,858	Towers Watson & Co. - Cl. A	323,440
2,317	United Rentals, Inc. *	236,357
7,664	Verisk Analytics, Inc. - Cl. A *	490,879
21,959	Western Union Co. ^	393,286
		7,501,735
	COMPUTERS - 2.4%
2,737	3D Systems Corp. * ^	89,965
10,864	Amdocs Ltd.	506,860
3,612	Apple, Inc.	398,693
6,140	Cognizant Technology Solutions Corp. - Cl. A *	323,332
5,719	Computer Sciences Corp.	360,583
15,536	EMC Corp.	462,041
9,546	Hewlett Packard Co.	383,081
3,318	IHS, Inc. - Cl. A *	377,854
2,649	International Business Machines Corp.	425,006
8,075	NCR Corp. *	235,306
7,457	NetApp, Inc.	309,093
2,578	SanDisk Corp. ^	252,592
11,057	Synopsys, Inc. *	480,648
6,602	Teradata Corp. * ^	288,375
3,475	Western Digital Corp.	384,683
		5,278,112
	COSMETICS/PERSONAL CARE - 0.8%
9,247	Colgate-Palmolive Co.	639,800
6,056	Estee Lauder Cos., Inc. - Cl. A	461,467
7,885	Procter & Gamble Co.	718,245
		1,819,512
	DISTRIBUTION/WHOLESALE - 0.9%
8,678	Fastenal Co. ^	412,726
2,852	Fossil Group, Inc. *	315,830
5,356	Genuine Parts Co.	570,789
8,752	LKQ Corp. *	246,106
1,769	WW Grainger, Inc. ^	450,900
		1,996,351
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
1,415	Affiliated Managers Group, Inc. *	300,320
5,113	American Express Co.	475,714
3,039	Ameriprise Financial, Inc.	401,908
1,219	BlackRock, Inc. - Cl. A	435,866
10,151	Charles Schwab Corp.	306,459
5,316	CME Group, Inc. - Cl. A	471,263
6,795	Discover Financial Services	445,005
7,054	Franklin Resources, Inc.	390,580
9,224	Invesco Ltd.	364,532
6,616	Legg Mason, Inc.	353,096
8,899	NASDAQ OMX Group, Inc. ^	426,796
6,840	Raymond James Financial, Inc.	391,864
5,322	T Rowe Price Group, Inc.	456,947
9,833	TD Ameritrade Holding Corp. ^	351,825
1,842	Visa, Inc. - Cl. A	482,972
		6,055,147
	ELECTRIC - 5.5%
9,729	Alliant Energy Corp. ^	646,200
11,464	Ameren Corp.	528,834
8,932	American Electric Power Co., Inc.	542,351
17,352	CMS Energy Corp.	602,982
9,458	Consolidated Edison, Inc. ^	624,323
7,043	Dominion Resources, Inc.	541,607
6,866	DTE Energy Co.	593,016
6,296	Entergy Corp.	550,774

See accompanying notes to financial statements.

61

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	ELECTRIC (Continued) - 5.5%
11,901	Exelon Corp.	$441,289
11,752	ITC Holdings Corp.	475,133
14,869	MDU Resources Group, Inc.	349,422
5,400	NextEra Energy, Inc.	573,966
12,389	Northeast Utilities	663,059
15,301	OGE Energy Corp.	542,879
12,019	Pepco Holdings, Inc.	323,672
10,137	PG&E Corp.	539,694
8,760	Pinnacle West Capital Corp.	598,396
11,517	Public Service Enterprise Group, Inc.	476,919
10,514	SCANA Corp.	635,046
13,737	Southern Co.	674,624
10,748	Wisconsin Energy Corp. ^	566,850
18,194	Xcel Energy, Inc.	653,528
		12,144,564
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,880	Acuity Brands, Inc.	263,332
9,113	AMETEK, Inc.	479,617
8,072	Emerson Electric Co. ^	498,285
2,615	Energizer Holdings, Inc.	336,184
3,746	Hubbell, Inc. - Cl. B	400,185
		1,977,603
	ELECTRONICS - 2.0%
8,656	Agilent Technologies, Inc.	354,377
10,492	Amphenol Corp. - Cl. A ^	564,575
6,132	Arrow Electronics, Inc. *	354,981
7,854	Avnet, Inc.	337,879
17,054	Corning, Inc.	391,048
32,551	Flextronics International Ltd. *	363,920
5,836	Honeywell International, Inc.	583,133
1,457	Mettler-Toledo International, Inc. *	440,684
3,617	Thermo Fisher Scientific, Inc.	453,174
7,879	Trimble Navigation Ltd. *	209,109
3,335	Waters Corp.*	375,921
		4,428,801
	ENGINEERING & CONSTRUCTION - 0.3%
5,652	Fluor Corp.	342,681
7,196	Jacobs Engineering Group, Inc. *	321,589
		664,270
	ENTERTAINMENT - 0.2%
5,760	Madison Square Garden Co. *	433,498

	ENVIRONMENTAL CONTROL - 0.9%
17,060	Republic Services, Inc.	686,665
5,848	Stericycle, Inc. * ^	766,556
10,543	Waste Connections, Inc.	463,787
		1,917,008
	FOOD - 3.1%
10,558	General Mills, Inc.	563,058
5,784	Hershey Co.	601,131
9,529	Hormel Foods Corp.	496,461
4,476	Ingredion, Inc.	379,744
4,892	JM Smucker Co.	493,994
6,880	Kellogg Co.	450,227
8,813	Kraft Foods Group, Inc. ^	552,223
8,234	Kroger Co.	528,705
7,275	McCormick & Co., Inc. ^	540,533
13,326	Mondelez International, Inc. - Cl. A	484,067
7,991	Pilgrim’s Pride Corp. * ^	262,025
16,444	Sysco Corp.	652,662
6,825	Tyson Foods, Inc. - Cl. A ^	273,614
6,610	WhiteWave Foods Co. *	231,284
5,811	Whole Foods Market, Inc. ^	292,991
		6,802,719

See accompanying notes to financial statements.

62

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	FOREST PRODUCTS & PAPER - 0.2%
9,999	MeadWestvaco Corp.	$443,856

	GAS - 1.0%
9,794	AGL Resources, Inc.	533,871
5,662	National Fuel Gas Co.	393,679
13,438	NiSource, Inc.	570,040
5,718	Sempra Energy	636,756
		2,134,346
	HAND/MACHINE TOOLS - 0.6%
5,442	Lincoln Electric Holdings, Inc.	375,988
3,359	Snap-On, Inc.	459,310
4,802	Stanley Black & Decker, Inc.	461,376
		1,296,674
	HEALTHCARE PRODUCTS - 3.5%
8,030	Baxter International, Inc.	588,519
5,339	Becton Dickinson and Co.	742,975
9,661	CareFusion Corp. *	573,284
1,994	Cooper Cos., Inc.	323,207
11,885	DENTSPLY International, Inc.	633,114
2,776	Edwards Lifesciences Corp. *	353,607
4,807	Henry Schein, Inc. * ^	654,473
6,407	Hospira, Inc. *	392,429
3,456	IDEXX Laboratories, Inc. *	512,421
390	Intuitive Surgical, Inc. *	206,287
7,093	Medtronic, Inc. ^	512,115
6,773	ResMed, Inc. ^	379,694
6,642	St. Jude Medical, Inc.	431,929
6,373	Stryker Corp.	601,165
5,371	Varian Medical Systems, Inc. * ^	464,645
3,480	Zimmer Holdings, Inc.	394,702
		7,764,566
	HEALTHCARE SERVICES - 1.9%
4,340	Aetna, Inc.	385,522
3,157	Anthem, Inc.	396,740
3,441	Cigna Corp.	354,113
7,049	DaVita HealthCare Partners, Inc. *	533,891
4,298	HCA Holdings, Inc. *	315,430
4,646	Laboratory Corp. of America Holdings *	501,303
8,342	MEDNAX, Inc. *	551,490
6,896	Quest Diagnostics, Inc. ^	462,446
4,987	UnitedHealth Group, Inc.	504,136
2,889	Universal Health Services, Inc. - Cl. B	321,430
		4,326,501
	HOLDING COMPANIES - 0.2%
18,081	Leucadia National Corp.	405,376

	HOME BUILDERS - 0.7%
11,155	DR Horton, Inc.	282,110
8,609	Lennar Corp. - Cl. A	385,769
18,826	PulteGroup, Inc. ^	404,006
11,542	Toll Brothers, Inc. *	395,544
		1,467,429
	HOME FURNISHINGS - 0.3%
2,048	Harman International Industries, Inc.	218,542
2,068	Whirlpool Corp.	400,654
		619,196
	HOUSEHOLD PRODUCTS - 0.9%
9,056	Church & Dwight Co., Inc.	713,703
6,602	Clorox Co. ^	687,994
5,735	Kimberly-Clark Corp.	662,622
		2,064,319
	HOUSEWARES - 0.2%
12,621	Newell Rubbermaid, Inc.	480,734

See accompanying notes to financial statements.

63

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	INSURANCE - 4.8%
9,140	Aflac, Inc.	$558,363
1,550	Alleghany Corp. *	718,425
9,030	Allstate Corp.	634,357
10,567	American Financial Group, Inc.	641,628
8,363	American International Group, Inc.	468,412
10,944	Arthur J Gallagher & Co.	515,243
6,928	Chubb Corp. ^	716,840
12,212	Cinncinatti Financial Corp.	632,948
10,826	CNA Financial Corp.	419,074
18,432	Genworth Financial, Inc. - Cl. A *	156,672
6,083	Lincoln National Corp.	350,807
1,021	Markel Corp. *	697,180
10,428	Marsh & McLennan Cos., Inc.	596,899
6,824	Metlife, Inc.	369,110
7,191	Principal Financial Group, Inc.	373,501
19,176	Progressive Corp.	517,560
11,225	Torchmark Corp.	608,058
6,922	Travelers Co., Inc.	732,694
11,880	Unum Group	414,374
13,221	WR Berkley Corp.	677,708
		10,799,853
	INTERNET - 1.2%
2,311	F5 Networks, Inc. * ^	301,505
2,560	Facebook Inc. - Cl. A *	199,731
592	Google, Inc. - Cl. A *	314,151
17,054	Liberty Interactive Corp. *	501,729
397	Netflix, Inc. *	135,619
240	Priceline.com, Inc. *	273,650
11,029	Symantec Corp.	282,949
1,986	TripAdvisor, Inc. *	148,275
5,617	Verisign, Inc. * ^	320,169
6,073	Yahoo!, Inc. *	306,747
		2,784,525
	INVESTMENT COMPANIES - 0.3%
41,661	Ares Capital Corp.	650,120

	IRON/STEEL - 0.4%
7,630	Nucor Corp.	374,252
5,664	Reliance Steel & Aluminum Co.	347,033
11,952	Steel Dynamics, Inc.	235,932
		957,217
	LEISURE TIME - 0.7%
5,604	Harley-Davidson, Inc.	369,360
8,500	Jarden Corp. * ^	406,980
2,152	Polaris Industries, Inc. ^	325,468
4,539	Royal Caribbean Cruises Ltd.	374,150
		1,475,958
	LODGING - 1.0%
6,218	Hyatt Hotels Corp. - Cl. A * ^	374,386
4,365	Las Vegas Sands Corp.	253,868
7,073	Marriott International, Inc. - Cl. A	551,906
4,470	Starwood Hotels & Resorts Worldwide, Inc.	362,383
5,087	Wyndham Worldwide Corp.	436,261
1,254	Wynn Resorts Ltd.	186,545
		2,165,349
	MACHINERY CONSTRUCTION & MINING - 0.3%
4,291	Caterpillar, Inc.	392,755
5,571	Joy Global, Inc. ^	259,163
		651,918
	MACHINERY DIVERSIFIED - 1.7%
2,837	Cummins, Inc.	409,010
7,326	Deere & Co. ^	648,131
4,530	Flowserve Corp.	271,030
6,026	IDEX Corp.	469,064
5,087	Nordson Corp. ^	396,582

See accompanying notes to financial statements.

64

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	MACHINERY DIVERSIFIED (Continued) - 1.7%
3,317	Rockwell Automation, Inc.	$368,850
3,154	Roper Industries, Inc.	493,128
4,443	Wabtec Corp.	386,052
8,443	Xylem, Inc.	321,425
		3,763,272
	MEDIA - 2.5%
18,226	Cablevision Systems Corp.	376,185
5,734	CBS Corp. - Cl. B	317,320
7,664	Comcast Corp. - Cl. A	444,589
4,183	DIRECTV *	362,666
8,454	Discovery Communications, Inc. - Cl. A *	291,240
3,026	FactSet Research Systems, Inc. ^	425,909
10,503	Gannett Co., Inc.	335,361
11,052	Liberty Media Corp. *	389,804
9,487	Neilson NV	424,353
4,748	Scripps Networks Interactive, Inc. - Cl. A ^	357,382
99,162	Sirius XM Radio, Inc. *	347,067
2,866	Time Warner Cable, Inc. ^	435,804
3,251	Time Warner, Inc.	277,700
5,531	Viacom, Inc. - Cl. B	416,208
4,781	Walt Disney Co. ^	450,322
		5,651,910
	METAL FABRICATE / HARDWARE - 0.2%
1,598	Precision Castparts Corp.	384,926

	MINING - 0.2%
10,315	Freeport-McMoRan Copper & Gold, Inc.	240,958
9,770	Southern Copper Corp. ^	275,514
		516,472
	MISCELLANEOUS MANUFACTURING - 2.7%
4,003	3M Co.	657,773
5,454	Carlisle Cos., Inc.	492,169
5,090	Colfax Corp. * ^	262,491
6,084	Danaher Corp.	521,460
9,817	Donaldson Co., Inc.	379,231
4,996	Dover Corp. ^	358,313
5,418	Eaton Corp PLC	368,207
20,263	General Electric Co.	512,046
6,664	Illinois Tool Works, Inc.	631,081
6,110	Ingersoll-Rand PLC	387,313
5,588	Pall Corp.	565,561
3,266	Parker Hannifin Corp.	421,151
8,464	Textron, Inc.	356,419
5,557	Trinity Industries, Inc. ^	155,652
		6,068,867
	OFFICE & BUSINESS EQUIPMENT - 0.1%
24,565	Xerox Corp.	340,471

	OIL & GAS - 3.3%
4,468	Apache Corp.	280,010
8,611	Cabot Oil & Gas Corp.	254,972
4,381	Chevron Corp.	491,461
1,815	Cimarex Energy Co.	192,390
2,059	Concho Resources, Inc. *	205,385
6,436	ConocoPhillips	444,470
3,724	Continental Resources, Inc. * ^	142,853
6,117	Devon Energy Corp.	374,422
7,139	Diamond Offshore Drilling, Inc. ^	262,073
3,288	EOG Resources, Inc.	302,726
3,654	EQT Corp.	276,608
5,455	Exxon Mobil, Inc.	504,315
3,202	Helmerich & Payne, Inc.	215,879
4,981	Hess Corp.	367,697
6,828	HollyFrontier Corp.	255,913
11,182	Marathon Oil Corp.	316,339

See accompanying notes to financial statements.

65

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	OIL & GAS (Continued) - 3.3%
3,285	Marathon Petroleum Corp.	$296,504
6,163	Murphy Oil Corp.	311,355
5,027	Noble Energy, Inc.	238,431
5,078	Occidental Petroleum Corp.	409,338
4,586	Phillips 66	328,816
4,592	Range Resources Corp. ^	245,442
2,435	SM Energy Co.	93,942
9,487	Southwestern Energy Co. *	258,900
5,022	Valero Energy Corp.	248,589
		7,318,830
	OIL & GAS SERVICE - 1.2%
5,776	Baker Hughes, Inc.	323,860
5,948	Cameron International Corp. *	297,103
3,683	Dresser-Rand Group, Inc. *	301,269
6,803	FMC Technologies, Inc. * ^	318,652
5,353	Halliburton Co.	210,533
5,072	National Oilwell Varco, Inc.	332,368
5,533	Oceaneering International, Inc.	325,396
4,253	Schlumberger Ltd.	363,249
1,698	Targa Resources Corp.	180,073
		2,652,503
	PACKAGING & CONTAINERS - 1.0%
8,060	Ball Corp.	549,450
9,320	Crown Holdings, Inc. *	474,388
5,052	Packaging Corp. of America	394,309
7,001	Rock Tenn Co. - Cl. A	426,921
8,845	Sealed Air Corp.	375,293
		2,220,361
	PHARMACEUTICALS - 2.8%
12,881	Abbott Laboratories	579,903
5,796	AbbVie, Inc.	379,290
1,490	Allergan, Inc.	316,759
6,557	Bristol-Myers Squibb Co.	387,060
7,054	Eli Lilly & Co.	486,655
5,723	Express Scripts Holding Co. *	484,566
5,519	Johnson & Johnson	577,122
2,024	McKesson Corp.	420,142
4,284	Mead Johnson Nutrition Co. - Cl. A	430,713
6,954	Merck & Co., Inc.	394,918
5,809	Mylan, Inc. *	327,453
15,717	Pfizer, Inc.	489,585
6,362	Quintiles Transnational *	374,531
11,965	Zoetis, Inc. - Cl. A	514,854
		6,163,551
	PIPELINES - 0.5%
9,496	Kinder Morgan, Inc.	401,776
6,053	ONEOK, Inc.	301,379
13,095	Spectra Energy Corp.	475,349
		1,178,504
	REAL ESTATE - 0.4%
12,221	CBRE Group, Inc. - Cl. A *	418,569
3,306	Jones Lang LaSalle, Inc.	495,669
		914,238
	RETAIL - 7.2%
2,272	Advance Auto Parts, Inc.	361,884
6,367	AutoNation, Inc. *	384,630
866	AutoZone, Inc.*	536,149
4,739	Bed Bath & Beyond, Inc. *	360,970
4,537	Best Buy Co., Inc.	176,852
5,364	CarMax, Inc. * ^	357,135
380	Chipotle Mexican Grill, Inc. - Cl. A *	260,114
7,723	Coach, Inc.	290,076
4,467	Costco Wholesale Corp.	633,197
6,974	CVS Caremark Corp.	671,666
7,395	Darden Restaurants, Inc. ^	433,569

See accompanying notes to financial statements.

66

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	RETAIL (Continued) - 7.2%
5,226	Dick’s Sporting Goods, Inc.	$259,471
4,642	Dollar General Corp. *	328,189
7,805	Dollar Tree, Inc. *	549,316
2,680	Family Dollar Stores, Inc.	212,283
5,936	Foot Locker, Inc.	333,484
7,971	Gap, Inc.	335,659
5,573	Home Depot, Inc.	584,998
6,173	Kohl’s Corp. ^	376,800
5,238	L Brands, Inc.	453,349
7,956	Lowe’s Cos., Inc.	547,373
5,888	Macy’s, Inc. ^	387,136
7,725	McDonald’s Corp.	723,832
4,839	MSC Industrial Direct Co., Inc. - Cl. A ^	393,169
4,623	Nordstrom, Inc.	367,020
2,646	O’Reilly Automotive, Inc. * ^	509,673
4,101	PetSmart, Inc.	333,391
30,234	Rite Aid Corp. *	227,360
5,172	Ross Stores, Inc.	487,513
17,655	Staples, Inc. ^	319,909
6,514	Target Corp. ^	494,478
5,750	TJX Cos., Inc.	394,335
5,784	Tractor Supply Co.	455,895
2,552	Ulta Salon Cosmetics & Fragrance, Inc. *	326,248
8,123	Urban Outfitters, Inc. *	285,361
3,973	Walgreen Co.	302,743
9,366	Wal-Mart Stores, Inc.	804,352
4,271	Williams-Sonoma, Inc.	323,229
4,982	Yum! Brands, Inc.	362,939
		15,945,747
	SAVINGS & LOANS - 0.5%
52,023	Hudson City Bancorp, Inc.	526,473
32,811	New York Community Bancorp, Inc. ^	524,976
		1,051,449
	SEMICONDUCTORS - 2.6%
12,153	Altera Corp.	448,932
8,449	Analog Devices, Inc.	469,088
14,251	Applied Materials, Inc.	355,135
4,966	Cree, Inc. * ^	160,005
2,408	First Solar, Inc. *	107,385
10,948	Intel Corp.	397,303
5,452	KLA-Tencor Corp.	383,385
4,140	Lam Research Corp.	328,468
9,167	Linear Technology Corp.	418,015
10,702	Maxim Integrated Products, Inc.	341,073
9,377	Microchip Technology, Inc. ^	422,996
6,792	Micron Technology, Inc. *	237,788
16,167	NVIDIA Corp.	324,148
5,778	QUALCOMM, Inc.	429,479
4,177	Skyworks Solutions, Inc.	303,710
8,756	Texas Instruments, Inc. ^	468,140
6,750	Xilinx, Inc.	292,208
		5,887,258
	SOFTWARE - 2.8%
12,548	Activision Blizzard, Inc. ^	252,842
4,611	Adobe Systems, Inc. *	335,220
3,845	Akamai Technologies, Inc. *	242,081
5,177	ANSYS, Inc. *	424,514
5,455	Autodesk, Inc. *	327,627
15,164	CA, Inc. ^	461,744
5,565	Cerner Corp. *	359,833
4,364	Citrix Systems, Inc. *	278,423
8,041	Fidelity National Information Services, Inc.	500,150
7,511	Fiserv, Inc. *	533,056
9,086	Microsoft Corp.	422,045
8,247	MSCI, Inc.	391,238

See accompanying notes to financial statements.

67

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	SOFTWARE (Continued) - 2.8%
11,462	Oracle Corp.	$515,446
13,016	Paychex, Inc.	600,949
5,695	Red Hat, Inc. *	393,752
2,763	VMware, Inc. - Cl. A *	228,003
		6,266,923
	TELECOMMUNICATIONS - 1.4%
15,284	AT&T, Inc. ^	513,390
19,344	Cisco Systems, Inc.	538,053
6,298	Harris Corp.	452,322
12,090	Juniper Networks, Inc.	269,849
8,350	Motorola Solutions, Inc.	560,118
10,727	Verizon Communications, Inc.	501,809
27,777	Windstream Holdings, Inc. ^	228,882
		3,064,423
	TEXTILES - 0.2%
2,457	Mohawk Industries, Inc. *	381,719

	TOYS & GAMES - 0.2%
8,941	Hasbro, Inc. ^	491,666

	TRANSPORTATION - 2.5%
5,492	CH Robinson Worldwide, Inc.	411,296
14,125	CSX Corp. ^	511,749
9,370	Expeditors International of Washington, Inc.	417,996
2,935	FedEx Corp.	509,692
4,236	Genesee & Wyoming, Inc. *	380,901
6,361	JB Hunt Transport Services, Inc. ^	535,914
2,227	Kansas City Southern	271,761
2,825	Kirby Corp. *	228,091
3,943	Norfolk Southern Corp.	432,192
6,171	OLD Dominion Freight Line *	479,116
5,165	Union Pacific Corp.	615,306
6,305	United Parcel Service, Inc. - Cl. B ^	700,927
		5,494,941
	TRUCKING & LEASING - 0.1%
1,076	AMERCO *	305,864

	WATER - 0.3%
12,189	American Water Works Co., Inc.	649,675

	TOTAL COMMON STOCK (Cost - $185,977,940)	208,122,256

	EXCHNAGE TRADED FUND - 4.6%
	EQUITY FUND - 4.6%
281,733	Compass EMP US 500 Enhanced Volatility Weighted Index ETF ^ +	10,325,514
	TOTAL EXCHANGE TRADED FUND (Cost - $9,713,834)

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
3,894,413	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	3,894,413
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,894,413)

28,394,568	COLLATERAL FOR SECURITIES LOANED - 12.7%
	Mount Vernon Securities Lending Prime Portfolio	28,394,568
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $28,394,568)

	TOTAL INVESTMENTS - 112.4% (Cost - $227,980,755) (a)	$250,736,751
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%	(27,755,617)
	NET ASSETS - 100.0%	$222,981,134

+	Affiliated company.

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

PLC - Public limited company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $227,968,350 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$27,243,111
Unrealized depreciation	(4,474,710)
Net unrealized appreciation	$22,768,401

See accompanying notes to financial statements.

68

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
42	S&P E-Mini Future, March 2015	$4,310,250	$(18,533)
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

69

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 93.3%
	ADVERTISING AGENCIES - 0.3%
112	Alliance Data Systems Corp.	$32,038
621	Omnicom Group, Inc. ^	48,109
		80,147
	AEROSPACE/DEFENSE - 1.8%
367	BE Aerospace, Inc. *	21,293
328	Boeing Co.	42,633
362	General Dynamics Corp.	49,818
294	L3 Communications Holdings, Inc.	37,106
267	Lockheed Martin Corp.	51,416
362	Northrop Grumman Corp.	53,355
419	Raytheon Co.	45,323
692	Rockwell Collins, Inc.	58,460
509	United Technologies Corp.	58,535
		417,939
	AGRICULTURE - 1.0%
1,272	Altria Group, Inc.	62,671
916	Archer-Daniels-Midland Co.	47,632
428	Lorillard, Inc.	26,938
661	Philip Morris International	53,838
657	Reynolds American, Inc.	42,225
		233,304
	AIRLINES - 0.5%
597	Alaska Air Group, Inc.	35,677
623	Delta Airlines, Inc.	30,645
1,020	Southwest Airlines Co. ^	43,166
		109,488
	APPAREL - 0.9%
298	Hanesbrands, Inc. ^	33,263
552	Nike, Inc.	53,075
275	Ralph Lauren Corp.	50,919
265	Under Armour, Inc. - Cl. A* ^	17,993
687	V.F. Corp.	51,456
		206,706
	AUTO MANUFACTURERS - 0.5%
2,774	Ford Motor Co.	42,997
1,080	General Motors Co.	37,703
676	Paccar, Inc.	45,975
		126,675
	AUTO PARTS & EQUIPMENT - 1.0%
1,291	Allison Transmission Holding	43,765
628	Borg Warner, Inc.	34,509
817	Johnson Controls, Inc.	39,494
365	Lear Corp.	35,799
341	TRW Automotive Holdings Corp. *	35,072
402	WABCO Holdings, Inc. *	42,122
		230,761
	BANKS - 4.4%
1,172	Bank of America Corp.	47,548
1,368	Bb&t Corp.	53,202
580	Capital One Financial Corp.	47,879
811	CIT Group, Inc.	38,790
764	Citigroup, Inc.	41,340
829	Comerica, Inc.	38,830
2,191	Fifth Third Bancorp	44,642
623	First Republic Bank	32,471
272	Goldman Sachs Group, Inc.	52,722
4,225	Huntington Bancshares, Inc.	44,447
2,842	Keycorp	39,504
505	M&T Bank Corp. ^	63,438
1,066	Morgan Stanley	41,361
753	Northern Trust Corp.	50,752
593	PNC Financial Services Group, Inc.	54,099
3,849	Regions Financial Corp.	40,645
277	Signature Bank *	34,891

See accompanying notes to financial statements.

70

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 4.4%
565	State Street Corp.	$44,352
1,118	SunTrust Banks, Inc.	46,844
297	SVB Financial Group *	34,473
1,421	U.S. Bancorp	63,874
1,195	Wells Fargo & Co.	65,510
		1,021,614
	BEVERAGES - 1.7%
579	Brown-Forman Corp.	50,859
1,423	Coca-Cola Co.	60,079
1,063	Coca-Cola Enterprises	47,006
450	Constellation Brands, Inc. - Cl. A *	44,176
764	Dr. Pepper Snapple Group	54,764
123	Keurig Green Mountain, Inc. ^	16,285
599	Molson Coors Brewing Co. - Cl. B	44,637
206	Monster Beverage Corp. * ^	22,320
674	Pepsico, Inc.	63,733
		403,859
	BIOTECHNOLOGY - 0.7%
245	Amgen, Inc.	39,026
67	Biogen Idec, Inc. *	22,743
296	Celgene Corp. *	33,111
260	Gilead Sciences, Inc. *	24,508
110	Illumina, Inc. *	20,304
61	Regeneron Pharmaceuticals, Inc. * ^	25,025
		164,717
	BUILDING MATERIALS - 0.4%
679	Fortune Brands Home & Security	30,738
1,296	Masco Corp.	32,659
530	Vulcan Materials Co.	34,837
		98,234
	CHEMICALS - 4.5%
318	Air Products & Chemicals, Inc.	45,865
463	Airgas, Inc.	53,328
683	Celanese Corp.	40,953
151	CF Industries Holdings, Inc.	41,154
748	Dow Chemical Co.	34,116
499	Eastman Chemical Co.	37,854
537	Ecolab, Inc.	56,127
853	EI du Pont de Nemours & Co.	63,071
645	FMC Corp.	36,784
1,306	Huntsman Corp.	29,751
516	Int’l. Flavors & Fragrance	52,302
413	LyondellBasell NV	32,788
1,099	Mosaic Co.	50,169
106	Newmarket Corp.	42,774
249	PPG Industries, Inc.	57,556
472	Praxair, Inc.	61,152
1,004	RPM International, Inc.	50,913
225	Sherwin-Williams Co. ^	59,184
652	Sigma-Aldrich Corp.	89,500
606	Valspar Corp.	52,407
350	Westlake Chemical Corp.	21,381
411	WR Grace & Co. *	39,205
		1,048,334
	COMMERCIAL SERVICES - 3.4%
647	ADT Corp ^	23,441
1,272	Aramark Holdings	39,623
829	Automatic Data Processing, Inc.	69,114
811	Cintas Corp.	63,615
625	Equifax, Inc.	50,544
196	FleetCor Technologies Inc. * ^	29,147
453	Gartner Group, Inc. *	38,147
435	Manpower, Inc.	29,654
448	Mastercard, Inc. - Cl. A	38,600
520	McGraw Hill Financial, Inc.	46,270

See accompanying notes to financial statements.

71

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.4%
416	Moody’s Corp. ^	$39,857
1,077	Quanta Services, Inc. *	30,576
713	Robert Half International, Inc.	41,625
1,063	SEI Investments Co.	42,562
1,515	Total System Services, Inc.	51,449
293	Towers Watson & Co.	33,159
239	United Rentals, Inc. *	24,380
790	Verisk Analytics, Inc. *	50,599
2,255	Western Union Co. ^	40,387
		782,749
	COMPUTERS - 2.3%
275	3D Systems Corp. * ^	9,039
1,124	Amdocs Ltd.	52,440
375	Apple, Inc.	41,392
633	Cognizant Technology Solutions - Cl. A *	33,334
588	Computer Sciences Corp.	37,073
1,608	EMC Corp.	47,822
986	Hewlett Packard Co.	39,568
275	IBM Corp.	44,121
338	IHS, Inc. *	38,491
831	NCR Corp. *	24,215
767	NetApp, Inc.	31,792
264	Sandisk Corp.	25,867
1,146	Synopsys, Inc. *	49,817
667	Teradata Corp. * ^	29,135
356	Western Digital Corp.	39,409
		543,515
	COMETICS/PERSONAL CARE - 0.8%
963	Colgate Palmolive Co.	66,630
635	Estee Lauder Co’s., Inc.	48,387
824	Procter & Gamble Co.	75,058
		190,075
	DISTRIBUTION/WHOLESALE - 0.9%
894	Fastenal Co. ^	42,519
293	Fossil Group, Inc. *	32,447
554	Genuine Parts Co.	59,040
898	LKQ Corp. *	25,252
183	WW Grainger, Inc. ^	46,645
		205,903
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
146	Affiliated Managers Group *	30,987
528	American Express Co.	49,125
312	Ameriprise Financial, Inc.	41,262
126	Blackrock, Inc. - Cl. A	45,053
1,041	Charles Schwab Corp.	31,428
550	CME Group, Inc. - Cl. A	48,757
703	Discover Financial Services	46,039
721	Franklin Resources, Inc.	39,922
952	Invesco Ltd.	37,623
679	Legg Mason, Inc.	36,238
928	Nasdaq OMX Group	44,507
706	Raymond James Financial, Inc.	40,447
550	T. Rowe Price Group, Inc.	47,223
1,010	TD Ameritrade Holding Corp.	36,138
191	Visa, Inc. - Cl. A ^	50,080
		624,829
	ELECTRIC - 5.5%
1,014	Alliant Corp. ^	67,350
1,203	Ameren Corp.	55,494
936	American Electric Power, Inc.	56,834
1,810	CMS Energy Corp.	62,898
990	Consolidated Edison, Inc.	65,350
736	Dominion Resources, Inc.	56,598
718	DTE Energy Co.	62,014
661	Entergy Corp.	57,824

See accompanying notes to financial statements.

72

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	ELECTRIC (Continued) - 5.5%
1,249	Exelon Corp.	$46,313
1,225	ITC Holdings Corp.	49,527
1,545	MDU Resources Group, Inc.	36,307
565	NextEra Energy, Inc.	60,054
1,291	Northeast Utilities	69,094
1,604	OGE Energy Corp.	56,910
1,254	Pepco Holdings, Inc.	33,770
1,050	PG&E Corp.	55,902
913	Pinnacle West Capital Corp.	62,367
1,208	Public Service Enterprise	50,023
1,105	SCANA Corp.	66,742
1,439	Southern Co.	70,669
1,122	Wisconsin Energy Corp. ^	59,174
1,900	Xcel Energy, Inc.	68,248
		1,269,462
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
194	Acuity Brands, Inc.	27,174
949	Ametek, Inc.	49,946
838	Emerson Electric Co. ^	51,730
273	Energizer Holdings, Inc.	35,097
388	Hubbell, Inc.	41,450
		205,397
	ELECTRONICS - 2.0%
898	Agilent Technologies, Inc.	36,764
1,079	Amphenol Corp. ^	58,061
629	Arrow Electronics, Inc. *	36,413
806	Avnet, Inc.	34,674
1,749	Corning, Inc.	40,105
3,339	Flextronics International Ltd. *	37,330
606	Honeywell International, Inc.	60,552
150	Mettler Toledo International *	45,369
373	Thermo Fisher Scientific, Inc.	46,733
803	Trimble Navigation Ltd. *	21,312
345	Waters Corp. *	38,888
		456,201
	ENGINEERING & CONSTURCTION - 0.3%
585	Fluor Corp.	35,469
740	Jacobs Engineering Group, Inc. *	33,071
		68,540
	ENTERTAINMENT - 0.2%
597	Madison Square Garden Co. * ^	44,930

	ENVIRONMENTAL CONTROL - 0.9%
1,771	Republic Services, Inc.	71,283
608	Stericycle, Inc. *	79,697
1,086	Waste Connections, Inc.	47,773
		198,753
	FOOD - 3.0%
1,100	General Mills, Inc.	58,663
600	Hershey Foods Corp.	62,358
987	Hormel Foods Corp.	51,423
462	Ingredion, Inc.	39,196
510	JM Smucker Co.	51,500
715	Kellogg Co.	46,790
913	Kraft Foods Group, Inc. ^	57,209
851	Kroger Co.	54,643
756	Mccormick & Company, Inc. ^	56,171
1,381	Mondelez International, Inc. - Cl. A	50,165
826	Pilgrim’s Pride Corp. * ^	27,085
1,709	Sysco Corp. ^	67,830
706	Tyson Foods, Inc. ^	28,304
678	WhiteWave Foods Co. *	23,723
589	Whole Foods Market, Inc. ^	29,697
		704,757

See accompanying notes to financial statements.

73

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	FOREST PRODUCTS & PAPER - 0.2%
1,034	MeadWestvaco Corp.	$45,899

	GAS - 1.0%
1,020	AGL Resources, Inc.	55,600
588	National Fuel Gas Co.	40,884
1,414	NiSource, Inc.	59,982
597	Sempra Energy	66,482
		222,948
	HAND/MACHINE TOOLS - 0.6%
557	Lincoln Electric Holdings	38,483
345	Snap-On, Inc.	47,175
497	Stanley Black & Decker, Inc.	47,752
		133,410
	HEALTHCARE PRODUCTS - 3.5%
828	Baxter International, Inc.	60,684
550	Becton Dickinson & Co.	76,538
1,002	Carefusion Corp. *	59,459
209	Cooper Cos, Inc.	33,877
1,235	Dentsply International, Inc.	65,788
291	Edwards Lifesciences Corp. *	37,068
499	Henry Schein, Inc. * ^	67,939
671	Hospira, Inc. *	41,099
353	IDEXX Laboratories, Inc. *	52,339
40	Intuitive Surgical, Inc. *	21,158
736	Medtronic, Inc. ^	53,139
701	Resmed, Inc. ^	39,298
681	St. Jude Medical, Inc.	44,285
657	Stryker Corp.	61,975
557	Varian Medical Systems, Inc. *	48,186
360	Zimmer Holdings, Inc.	40,831
		803,663
	HEALTHCARE SERVICES - 1.9%
450	Aetna, Inc.	39,974
328	Anthem, Inc.	41,220
357	Cigna Corp.	36,739
736	DaVita, Inc. *	55,745
450	HCA Holdings, Inc. *	33,026
483	Laboratory Corp of America Holdings *	52,116
869	MEDNAX, Inc. *	57,450
722	Quest Diagnostics, Inc. ^	48,417
521	UnitedHealth Group, Inc.	52,668
303	Universal Health Services, Inc.	33,712
		451,067
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
1,846	Leucadia National Corp.	41,387

	HOME BUILDERS - 0.6%
1,141	D R Horton, Inc.	28,856
877	Lennar Corp.	39,298
1,917	Pulte Group, Inc. ^	41,139
1,174	Toll Brothers, Inc. *	40,233
		149,526
	HOME FURNISHINGS - 0.3%
211	Harman International	22,516
216	Whirlpool Corp.	41,848
		64,364
	HOUSEHOLD PRODUCTS/WARES - 0.9%
940	Church & Dwight, Inc.	74,081
690	Clorox Co. ^	71,905
595	Kimberly Clark Corp.	68,746
		214,732
	HOUSEWARES - 0.2%
1,323	Newell Rubbermaid, Inc.	50,393

See accompanying notes to financial statements.

74

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	INSURANCE - 4.8%
942	Aflac, Inc.	$57,547
161	Alleghany Corp. *	74,624
935	Allstate Corp.	65,684
1,091	American Financial Group, Inc.	66,246
852	American International Group, Inc.	47,721
1,126	Arthur J. Gallagher & Co.	53,012
716	Chubb Corp. ^	74,085
1,268	Cincinnati Financial Corp.	65,720
1,116	CNA Financial Corp.	43,200
1,894	Genworth Financial, Inc. - Cl. A *	16,099
633	Lincoln National Corp. ^	36,505
107	Markel Corp. *	73,064
1,075	Marsh & McLennan Co.’s, Inc.	61,533
708	Metlife, Inc.	38,296
743	Principal Financial Group, Inc.	38,591
1,977	Progressive Corp.	53,359
1,159	Torchmark Corp.	62,783
719	Travelers Companies, Inc.	76,106
1,224	Unumprovident Corp.	42,693
1,366	WR Berkley Corp.	70,021
		1,116,889
	INTERNET - 1.2%
235	F5 Networks, Inc. * ^	30,659
266	Facebook, Inc. - Cl. A *	20,753
62	Google, Inc. - Cl. A *	32,901
1,768	Liberty Interactive Corp. *	52,015
41	Netflix, Inc. *	14,006
25	Priceline Group, Inc. *	28,505
1,139	Symantec Corp.	29,221
206	TripAdvisor, Inc. *	15,380
576	VeriSign, Inc. * ^	32,832
607	Yahoo!, Inc. *	30,660
		286,932
	INVESTMENT COMPANIES - 0.3%
4,340	Ares Capital Corp.	67,726

	IRON/STEEL - 0.4%
786	Nucor Corp.	38,553
582	Reliance Steel & Aluminum Co.	35,659
1,209	Steel Dynamics, Inc.	23,866
		98,078
	LEISURE TIME - 0.7%
583	Harley Davidson, Inc.	38,426
880	Jarden Corp. * ^	42,134
222	Polaris Industries, Inc. ^	33,575
470	Royal Caribbean Cruises Ltd.	38,742
		152,877
	LODGING - 1.0%
647	Hyatt Hotels - Cl. A * ^	38,956
442	Las Vegas Sands Corp.	25,707
733	Marriott International, Inc.	57,196
466	Starwood Hotels & Resorts Worldwide, Inc.	37,779
528	Wyndham Worldwide Corp.	45,281
128	Wynn Resorts, Ltd.	19,041
		223,960
	MACHINERY- CONSTRUCTION & MINING - 0.3%
439	Caterpillar, Inc.	40,182
566	Joy Global, Inc. ^	26,330
		66,512
	MACHINERY- DIVERSIFIED - 1.7%
292	Cummins, Inc.	42,098
759	Deere & Co. ^	67,149
468	Flowserve Corp.	28,000
621	IDEX Corp.	48,339
522	Nordson Corp. ^	40,695

See accompanying notes to financial statements.

75

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	MACHINERY- DIVERSIFIED (Continued) - 1.7%
343	Rockwell Automation, Inc.	$38,142
327	Roper Industries, Inc.	51,126
459	Wabtec Corp.	39,883
874	Xylem, Inc.	33,273
		388,705
	MEDIA - 2.5%
1,909	Cablevision Systems Corp.	39,402
589	CBS Corp.	32,595
793	Comcast Corp. ^	46,002
436	DIRECTV *	37,801
879	Discovery Communications, Inc. *	30,282
312	FactSet Research Systems, Inc.	43,914
1,102	Gannett, Inc.	35,187
1,141	Liberty Media Corp. *	40,243
1,000	Nielsen Holdings N.V.	44,730
493	Scripps Networks Interactive	37,108
10,160	Sirius XM Holdings, Inc. *	35,560
297	Time Warner Cable ^	45,162
340	Time Warner, Inc.	29,043
578	Viacom, Inc.	43,495
498	Walt Disney Co. ^	46,907
		587,431
	METAL FABRICATE/HARDWARE - 0.2%
166	Precision Castparts Corp.	39,986

	MINING - 0.3%
1,060	Freeport-McMoran Copper & Gold	24,762
990	Southern Copper Corp. ^	27,918
		52,680
	MISCELLANEOUS MANUFACTURING - 2.7%
417	3M Co.	68,521
565	Carlisle Companies, Inc.	50,986
523	Colfax Corp. * ^	26,971
634	Danaher Corp.	54,340
1,017	Donaldson Company, Inc.	39,287
518	Dover Corp. ^	37,151
561	Eaton Corp PLC	38,126
2,112	General Electric Co.	53,370
688	Illinois Tool Works, Inc.	65,154
626	Ingersoll-Rand PLC	39,682
578	Pall Corp.	58,499
338	Parker Hannifin Corp.	43,585
880	Textron, Inc.	37,057
579	Trinity Industries, Inc. ^	16,218
		628,947
	OFFICE/BUSINESS EQUIPMENT - 0.2%
2,572	Xerox Corp.	35,648

	OIL & GAS - 3.3%
464	Apache Corp. ^	29,079
891	Cabot Oil & Gas Corp. ^	26,382
459	Chevron Corp.	51,491
190	Cimarex Energy	20,140
215	Concho Resources, Inc. *	21,446
674	ConocoPhillips	46,546
383	Continental Resources, Inc. * ^	14,692
632	Devon Energy Corp.	38,685
731	Diamond Offshore Drilling, Inc. ^	26,835
341	EOG Resources, Inc.	31,396
375	EQT Corp.	28,388
570	Exxon Mobil Corp.	52,696
329	Helmerich & Payne, Inc.	22,181
518	Hess Corp.	38,239
710	HollyFrontier Corp.	26,611
1,165	Marathon Oil Corp.	32,958

See accompanying notes to financial statements.

76

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	OIL & GAS (Continued) - 3.3%
343	Marathon Petroleum Corp.	$30,959
640	Murphy Oil Corp.	32,333
525	Noble Energy, Inc.	24,901
526	Occidental Petroleum Corp.	42,401
476	Phillips 66	34,129
474	Range Resources Corp. ^	25,335
252	SM Energy Co.	9,722
977	Southwestern Energy Co. *	26,662
526	Valero Energy Corp.	26,037
		760,244
	OIL & GAS SERVICES - 1.2%
598	Baker Hughes, Inc.	33,530
614	Cameron International Corp. *	30,669
422	Dresser-Rand Group, Inc. *	34,520
707	FMC Technologies, Inc. * ^	33,116
556	Halliburton Co.	21,867
526	National-Oilwell, Varco, Inc. ^	34,469
569	Oceaneering International, Inc.	33,463
439	Schlumberger Ltd.	37,495
176	Targa Resources Corp.	18,665
		277,794
	PACKAGING & CONTAINERS - 1.0%
841	Ball Corp.	57,331
963	Crown Holdings, Inc. *	49,017
523	Packaging Corp of America	40,820
730	Rock - Tenn Co.	44,515
917	Sealed Air Corp.	38,908
		230,591
	PHARMACEUTICALS - 2.8%
1,339	Abbott Laboratories	60,282
600	AbbVie, Inc.	39,264
153	Allergan, Inc.	32,526
687	Bristol-Myers Squibb Co.	40,554
594	Eli Lilly & Co.	50,294
578	Express Scripts Holding Co. *	60,441
732	Johnson & Johnson	50,501
211	McKesson HBOC, Inc.	43,799
444	Mead Johnson Nutrition - Cl. A	44,640
726	Merck & Company, Inc.	41,230
594	Mylan, Inc. *	33,484
1,623	Pfizer, Inc.	50,556
663	Quintiles Transnational *	39,031
1,262	Zoetis, Inc. - Cl. A	54,304
		640,906
	PIPELINES - 0.5%
991	Kinder Morgan, Inc.	41,929
631	ONEOK, Inc.	31,417
1,366	Spectra Energy Corp.	49,586
		122,932
	REAL ESTATE - 0.4%
1,273	CBRE Group, Inc. - Cl. A *	43,600
343	Jones Lang LaSalle, Inc.	51,426
		95,026
	RETAIL - 7.2%
233	Advanced Auto Parts	37,112
660	Autonation, Inc. *	39,871
89	Autozone, Inc. *	55,101
491	Bed Bath & Beyond, Inc. *	37,399
464	Best Buy Co., Inc.	18,087
556	Carmax, Inc. *	37,018
39	Chipotle Mexican Grill, Inc. *	26,696
801	Coach, Inc.	30,086
467	Costco Wholesale Corp.	66,197
729	CVS Corp.	70,210
779	Darden Restaurants, Inc.	45,673

See accompanying notes to financial statements.

77

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	RETAIL (Continued) - 7.2%
538	Dick’s Sporting Goods, Inc.	$26,712
481	Dollar General Corp. *	34,007
808	Dollar Tree, Inc. *	56,867
279	Family Dollar Stores, Inc.	22,100
611	Foot Locker, Inc.	34,326
830	Gap, Inc.	34,951
581	Home Depot, Inc.	60,988
637	Kohls Corp. ^	38,882
542	L Brands, Inc.	46,910
824	Lowe’s Companies, Inc.	56,691
608	Macy’s, Inc. ^	39,976
812	McDonalds Corp.	76,084
500	MSC Industrial Direct Co., Inc. ^	40,625
481	Nordstrom, Inc.	38,187
273	O’Reilly Automotive, Inc. * ^	52,585
425	PetSmart, Inc.	34,550
3,090	Rite Aid Corp. * ^	23,237
535	Ross Stores	50,429
1,832	Staples, Inc. ^	33,196
675	Target Corp. ^	51,239
593	TJX Companies, Inc.	40,668
596	Tractor Supply Co.	46,977
270	Ulta Salon, Cosmetics & Fragrance *	34,517
832	Urban Outfitters, Inc. *	29,228
412	Walgreens Boots Alliance, Inc.	31,394
981	Wal Mart Stores, Inc.	84,248
437	Williams Sonoma, Inc.	33,072
521	Yum! Brands, Inc.	37,955
		1,654,051
	SAVINGS & LOANS - 0.5%
5,461	Hudson City Bancorp, Inc.	55,265
3,391	New York Community Bancorp, Inc. ^	54,256
		109,521
	SEMICONDUCTORS - 2.6%
1,254	Altera Corp.	46,323
871	Analog Devices, Inc.	48,358
1,478	Applied Materials, Inc.	36,832
504	Cree, Inc. * ^	16,239
247	First Solar, Inc. *	11,015
1,129	Intel Corp. ^	40,971
565	KLA-Tencor Corp.	39,731
428	Lam Research Corp.	33,958
941	Linear Technology Corp.	42,910
1,097	Maxim Integrated Products, Inc.	34,961
964	Microchip Technology, Inc. ^	43,486
689	Micron Technology, Inc. *	24,122
1,654	NVIDIA Corp.	33,163
594	QUALCOMM, Inc.	44,152
430	Skyworks Solutions, Inc.	31,265
905	Texas Instruments, Inc. ^	48,386
695	Xilinx, Inc.	30,087
		605,959
	SOFTWARE - 2.8%
1,300	Activision Blizzard, Inc. ^	26,195
470	Adobe Systems, Inc. *	34,169
386	Akamai Technologies, Inc. *	24,303
534	ANSYS, Inc. *	43,788
563	Autodesk, Inc. *	33,814
1,554	CA, Inc. ^	47,319
575	Cerner Corp. *	37,180
445	Citrix Systems, Inc. *	28,391
839	Fidelity National Information	52,186
781	Fiserv, Inc. *	55,428
950	Microsoft Corp.	44,128
849	MSCI, Inc.	40,277

See accompanying notes to financial statements.

78

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	SOFTWARE (Continued) - 2.8%
1,137	Oracle Corp.	$51,131
1,347	Paychex, Inc.	62,191
562	Red Hat, Inc. *	38,857
282	Vmware, Inc. *	23,271
		642,628
	TELECOMMUNICATIONS - 1.4%
1,598	AT&T, Inc. ^	53,677
1,997	Cisco Systems, Inc.	55,547
649	Harris Corp.	46,611
1,244	Juniper Networks, Inc.	27,766
863	Motorola Solutions, Inc.	57,890
1,121	Verizon Communications, Inc.	52,440
2,890	Windstream Corp. ^	23,814
		317,745
	TEXTILES - 0.2%
252	Mohawk Industries, Inc. *	39,151

	TOYS/GAMES/HOBBIES - 0.2%
931	Hasbro, Inc. ^	51,196

	TRANSPORTATION - 2.5%
565	C H Robinson Worldwide, Inc.	42,313
1,466	CSX Corp. ^	53,113
964	Expeditors Int’l of Washington	43,004
305	Fedex Corp.	52,966
435	Genesee & Wyoming, Inc. *	39,115
665	JB Hunt Transport Services, Inc.	56,026
230	Kansas Cty Southern	28,067
291	Kirby Corp. *	23,495
410	Norfolk Southern Corp.	44,940
635	Old Dominion Freight Line *	49,301
536	Union Pacific Corp.	63,854
655	United Parcel Service, Inc.	72,816
		569,010
	TRUCKING & LEASING - 0.1%
112	AMERCO *	31,831

	WATER - 0.3%
1,281	American Water Works Co.	68,277

	TOTAL COMMON STOCK (Cost - $20,007,365)	21,577,511

	SHORT-TERM INVESTMENT - 4.1%
	MONEY MARKET FUND - 4.1%
945,779	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	945,779
	TOTAL SHORT TERM INVESTMENT (Cost - $945,779)

	COLLATERAL FOR SECURITIES LOANED - 13.0%
3,011,782	Mount Vernon Securities Lending Prime Portfolio	3,011,782
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,011,782)

	TOTAL INVESTMENTS - 110.4% (Cost - $23,964,926) (a)	$25,535,072
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%	(2,398,679)
	NET ASSETS - 100.0%	$23,136,393

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,963,224 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$2,204,040
Unrealized depreciation	(632,192)
Net unrealized appreciation	$1,571,848

See accompanying notes to financial statements.

79

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	SHORT FUTURES CONTRACTS - (0.6)%
	Equity Futures - (0.6)%
83	S&P E-Mini Future, March 2015	$8,517,875	$(137,365)
	TOTAL SHORT FUTURES CONTRACTS

See accompanying notes to financial statements.

80

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 94.1%
	ADVERTISING - 0.6%
5,448	JCDecaux SA	$188,365
2,615	Publicis Groupe SA	188,772
9,956	WPP PLC	208,803
		585,940
	AEROSPACE/DEFENSE - 0.9%
2,790	Airbus Group NV	139,640
28,000	IHI Corp.	144,123
3,021	Safran SA	187,402
3,911	Thales SA	213,001
6,283	Zodiac Aerospace	212,254
		896,420
	AGRICULTURE - 0.6%
4,201	British American Tobacco PLC	229,272
4,786	Imperial Tobacco Group PLC	211,645
5,087	Japan Tobacco, Inc.	141,232
		582,149
	AIRLINES - 0.8%
99,000	Cathay Pacific Airways Ltd.	215,770
7,100	Japan Airlines Co. Ltd.	213,231
36,000	Singapore Airlines Ltd.	315,122
		744,123
	APPAREL - 1.1%
7,635	Burberry Group PLC	194,770
1,297	Christian Dior SA	224,337
756	Hermes International	269,682
1,219	LVMH Moet Hennessy Louis Vuitton SA	195,132
1,547	Michael Kors Holdings Ltd. *	116,180
19,690	Prada SpA	111,602
		1,111,703
	AUTO MANUFACTURERS - 2.5%
1,703	Bayerische Motoren Werke AG	185,044
60,000	Brilliance China Automotive	96,413
9,851	Daihatsu Motor Co. Ltd.	129,763
2,041	Daimler AG	170,385
5,665	Fuji Heavy Industries Ltd.	203,216
9,005	Hino Motors Ltd.	120,422
5,343	Honda Motor Co. Ltd.	157,165
10,866	Isuzu Motors Ltd.	134,289
5,400	Mazda Motor Corp.	131,880
11,800	Mitsubishi Motors Corp.	109,268
20,849	Nissan Motor Co. Ltd.	183,844
1,677	Renault SA	122,866
4,805	Suzuki Motor Corp.	145,910
3,487	Toyota Motor Corp.	219,861
880	Volkswagen AG	191,834
14,897	Volvo AB	161,076
		2,463,236
	AUTO PARTS & EQUIPMENT - 2.2%
4,526	Aisin Seiki Co. Ltd.	164,434
2,513	Autoliv, Inc. ^	266,680
4,958	Bridgestone Corp.	173,677
1,803	Cie Generale des Etablissements Michelin	164,266
729	Continental AG	154,902
3,081	Delphi Automotive PLC	224,050
3,586	Denso Corp.	169,084
30,743	GKN PLC	164,905
1,900	Magna International, Inc.	206,591
5,000	NGK Insulators LTD	104,029
9,604	Pirelli & C. SpA	130,313
9,292	Sumitomo Electric Industries Ltd.	117,284
3,281	Toyota Industries Corp.	169,976
		2,210,191

See accompanying notes to financial statements.

81

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS - 9.0%
8,601	Australia & New Zealand Banking Group Ltd.	$226,021
40,633	Banco de Sabadell SA	108,447
17,456	Banco Popular Espanol SA	87,896
20,579	Banco Santander SA	174,262
44,505	Bank Hapoalim BM	210,393
52,600	Bank of East Asia Ltd.	211,985
5,300	Bank of Montreal	376,191
5,600	Bank of Nova Scotia	320,726
30,968	Bank of Yokohama Ltd.	169,811
63,178	Bankia SA *	94,671
15,529	Bankinter SA	125,954
70,000	BOC Hong Kong Holdings Ltd.	234,263
23,720	CaixaBank SA	125,207
3,700	Canadian Imperial Bank of Commerce	319,060
7,328	Commerzbank AG *	97,391
4,079	Commonwealth Bank of Australia	286,096
9,281	Credit Agricole SA	120,875
7,448	Danske Bank A/S	202,668
24,533	DBS Group Holdings Ltd.	381,361
11,269	DNB ASA	166,448
21,100	Hang Seng Bank Ltd.	351,571
25,511	HSBC Holdings PLC	242,097
28,084	Mitsubishi UFJ Financial Group, Inc.	155,684
107,252	Mizuho Financial Group, Inc.	181,184
8,582	National Australia Bank Ltd.	236,134
6,800	National Bank of Canada	290,371
20,360	Natixis SA	135,171
15,419	Nordea Bank AB	178,924
48,089	Oversea-Chinese Banking Corp. Ltd.	379,574
3,414	Raiffeisen Bank International AG	51,798
30,431	Resona Holdings, Inc.	155,341
5,100	Royal Bank of Canada	353,450
16,452	Skandinaviska Enskilda Banken AB	209,079
2,840	Societe Generale SA	120,279
10,739	Standard Chartered PLC	161,257
3,994	Sumitomo Mitsui Financial Group, Inc.	145,772
32,084	Sumitomo Mitsui Trust Holdings, Inc.	123,979
4,780	Svenska Handelsbanken AB - Cl. A	223,702
7,795	Swedbank AB - Cl. A	194,542
7,400	Toronto-Dominion Bank	354,788
11,943	UBS AG	197,728
13,367	United Overseas Bank Ltd.	247,429
8,024	Westpac Banking Corp.	217,890
		8,947,470
	BEVERAGES - 1.8%
2,188	Anheuser-Busch InBev NV	248,575
5,400	Asahi Group Holdings Ltd.	168,775
7,504	Diageo PLC	216,293
3,377	Heineken Holding NV	212,265
2,723	Heineken NV	194,294
13,300	Kirin Holdings Co. Ltd.	166,097
2,001	Pernod Ricard SA	223,455
3,577	SABMiller PLC	187,464
5,700	Suntory Beverage & Food Ltd.	198,528
		1,815,746
	BIOTECHNOLOGY - 0.3%
3,705	CSL Ltd.	262,989

	BUILDING MATERIALS - 0.9%
3,261	Campagnie de Saint-Gobain	139,057
2,100	Daikin Industries Ltd.	136,823
726	Geberit AG	247,261
2,442	Holcim Ltd.	175,359
55	Sika AG	162,520
		861,020

See accompanying notes to financial statements.

82

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	CHEMICALS - 3.8%
3,100	Agrium, Inc.	$294,524
2,010	Air Liquide SA	250,224
2,410	Akzo Nobel NV	168,169
21,578	Asahi Kasei Corp.	199,003
2,093	BASF SE	177,032
3,781	Brenntag AG	212,854
488	EMS Chemie Holdings	198,299
5,883	Evonik Industires AG	193,151
150	Givaudan SA	270,682
25,700	Israel Chemicals Ltd.	186,731
3,786	Johnson Matthey PLC	200,542
1,251	Linde AG	233,491
2,665	Nitto Denko Corp.	150,580
4,240	Novozymes A/S - Cl. B	179,059
6,900	Potash Corp. Of Saskatchewan	244,760
3,098	Shin-Etsu Chemical Co. Ltd.	203,294
675	Syngenta AG	217,391
3,362	Yara International ASA	149,737
		3,729,523
	COMMERCIAL SERVICES - 3.0%
11,169	Abertis Infraestructuras SA	222,116
2,184	Adecco SA	151,337
6,710	Aggreko PLC	157,362
7,449	Ashtead Group PLC	133,807
6,115	Atlantia SpA	143,073
11,249	Babcock International Group PLC	185,579
27,921	Brambles Ltd.	243,050
9,044	Bunzl PLC	248,765
7,402	Bureau Veritas SA	164,046
11,326	Capita Group PLC	190,911
18,000	Dai Nippon Printing Co. Ltd.	163,677
11,541	Experian PLC	195,795
4,832	Intertek Group PLC	175,856
2,957	Randstad Holding NV	143,381
3,100	Secom Co. Ltd.	179,607
118	SGS SA	242,864
		2,941,226
	COMPUTERS - 1.1%
3,154	Accenture PLC Cl. A	281,684
2,299	Atos	184,494
2,471	Cap Gemini SA	177,899
4,600	CGI Group, Inc. *	175,967
1,560	Gemalto NV	128,267
2,399	Seagate Technology PLC	159,534
		1,107,845
	COSMETICS - 1.1%
2,996	Beiersdorf AG	244,489
4,493	Kao Corp.	178,303
1,499	L’Oreal SA	252,744
8,358	Svenska Cellulosa AB SCA	180,211
7,500	Unicharm Corp.	182,197
		1,037,944
	DISTRIBUTION/WHOLESALE - 1.5%
16,312	ITOCHU Corp.	175,816
3,571	Jardine Cycle & Carriage Ltd.	114,794
96,000	Li & Fung Ltd.	89,883
32,408	Marubeni Corp.	195,930
8,968	Mitsubishi Corp.	165,863
12,254	Mitsui & Co. Ltd.	165,762
16,693	Sumitomo Corp.	172,960
5,958	Toyota Tsusho Corp.	140,314
4,294	Wolseley PLC	246,801
		1,468,123

See accompanying notes to financial statements.

83

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
19,200	Aberdeen Asset Management PLC	$129,394
3,142	AerCap Holdings NV *	121,972
7,400	CI Financial Corp.	206,379
18,000	Daiwa Securities Group, Inc.	142,294
2,730	Deutsche Boerse	195,686
6,134	Hargreaves Lansdown PLC	96,795
7,310	Hong Kong Exchanges & Clearing	161,866
5,900	IGM Financial, Inc.	235,990
20,062	Investec PLC	169,396
4,090	Julius Baer Group Ltd.	188,570
6,010	London Stock Exchange Group	208,139
4,142	Macquarie Group Ltd.	197,713
24,169	Nomura Holdings, Inc.	139,163
63,490	Old Mutual PLC	188,595
9,440	Orix Corp.	119,979
4,494	Schroders PLC	188,221
		2,690,152
	ELECTRIC - 2.5%
20,085	AGL Energy Ltd.	219,740
44,000	China Resources Power Holding	113,488
36,500	CLP Holdings Ltd.	316,558
37,971	EDP - Energias de Portugal SA	147,900
5,328	Electricite De France	147,199
5,639	Endesa SA	112,961
71,770	Enel Green Power SpA	150,633
27,383	Enel SpA	122,502
7,929	Fortum OYJ	172,463
43,026	Iberdrola SA	291,484
25,000	Power Assets Holdings Ltd.	242,614
2,410	Red Electrica de Espana	213,558
43,681	Terna Spa	198,797
		2,449,897
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
3,751	Legrand SA	197,704
2,200	Nidec Corp	144,091
2,096	Schneider Electric SE	153,767
		495,562
	ELECTRONICS - 1.8%
2,966	Garmin Ltd. ^	156,694
4,902	Hoya Corp.	167,871
297	Keyence Corp.	133,324
6,345	Koninklijke Philips NV	185,472
3,580	Kyocera Corp.	165,934
1,400	Murata Manufacturing Co. Ltd.	154,751
2,600	Omron Corp.	118,211
4,690	Sensata Technologies Holding NV *	245,803
3,439	TE Connectivity Ltd.	217,517
5,867	Tyco International PLC	257,327
		1,802,904
	ENGINEERING & CONSTRUCTION - 2.1%
9,494	Asea Brown Boveri Ltd.	201,996
4,401	ACS Actividades de Construccion y Servicios SA	154,322
2,098	Aeroports de Paris	254,577
32,000	Cheung Kong Infrastructure Holdings Ltd.	236,881
10,933	Ferrovial SA	217,357
4,847	JGC Corp.	100,765
63,635	Sembcorp Industries Ltd.	213,685
114,185	Singapore Technologies Engineering Ltd.	292,959
10,407	Skanska AB	223,062
3,239	Vinci SA	178,421
		2,074,025
	ENTERTAINMENT - 0.5%
281,242	Genting Singapore PLC	229,204
1,288	Oriental Landing Co. Ltd.	298,173
		527,377

See accompanying notes to financial statements.

84

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	FOOD - 4.3%
11,000	Ajinomoto Co., Inc.	$205,831
2,553	Aryzta AG	197,719
3,882	Associated British Foods PLC	190,857
5,607	Carrefour SA	171,704
1,662	Casino Guichard Perrachon SA	153,813
4	Lindt & Spruengli AG-REG	230,113
4,697	Colruyt SA	218,712
28,800	Dairy Farm International Holdings Ltd.	259,200
3,310	Danone SA	218,150
929	ICA Gruppen AB	36,266
32,558	J Sainsbury PLC	125,244
11,037	Jeronimo Martins SGPS SA	111,349
12,790	Koninklijke Ahold NV	228,422
4,379	Nestle SA	321,506
10,100	Saputo, Inc.	304,623
4,644	Seven & I Holdings Co. Ltd.	168,857
6,161	Unilever PLC	252,468
6,406	Wesfarmers Ltd.	218,843
111,133	Wilmar International Ltd.	271,711
8,119	Woolworths Ltd.	203,981
2,763	Yakult Honsha Co. Ltd.	147,059
		4,236,428
	FOOD SERVICE - 0.6%
15,231	Compass Group PLC	261,484
2,916	Sodexo SA	286,845
		548,329
	FOREST PRODUCTS & PAPER - 0.3%
9,031	Mondi PLC	147,861
9,550	UPM-Kymmene OYJ	157,438
		305,299
	GAS - 2.2%
14,000	Beijing Enterprises Holdings Ltd.	109,774
8,400	Canadian Utilities Ltd.	296,808
47,376	Centrica PLC	206,107
62,000	China Gas Holdings Ltd.	97,708
6,348	Enagas SA	201,196
7,347	Gas Natural SDG SA	185,059
108,400	Hong Kong & China Gas Co. Ltd.	248,279
2,400	Keyera Corp.	168,050
18,913	National Grid PLC	270,757
39,318	Snam SpA	195,121
35,519	Tokyo Gas Co. Ltd.	193,225
		2,172,084
	HAND/MACHINE TOOLS - 0.7%
2,423	Makita Corp.	110,770
15,660	Sandvik AB	152,734
1,872	Schindler Holding AG	271,304
533	SMC Corp.	142,154
		676,962
	HEALTHCARE PRODUCTS - 0.8%
1,595	Covidien PLC	163,137
2,024	Essilor International	227,052
11,404	Smith & Nephew PLC	211,253
3,300	Sysmex Corp.	148,386
		749,828
	HEALTHCARE SERVICES - 0.6%
3,105	Fresenius Medical Care AG & Co. KGaA	232,450
4,389	Fresenius SE & Co. KGaA	229,285
3,635	Ramsay Health Care Ltd.	169,970
		631,705
	HOLDING COMPANIES-DIVERSIFIED - 1.8%
32,551	Bollore SA	148,537
47,342	China Merchants Holdings International Co. Ltd.	159,351
3,876	GEA Group AG	171,709

See accompanying notes to financial statements.

85

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	HOLDING COMPANIES-DIVERSIFIED (Continued) - 1.8%
14,000	Hutchison Whampoa Ltd.	$161,141
2,800	Jardine Matheson Holdings Ltd.	170,660
5,000	Jardine Strategic Holdings Ltd.	171,000
39,833	Keppel Corp Ltd.	266,014
132,000	Noble Group Ltd.	113,553
1,500	Restaurant Brands International, Inc. *	58,948
18,000	Swire Pacific Ltd.	234,457
19,000	Wharf Holdings Ltd.	137,218
		1,792,588
	HOME BUILDERS - 0.4%
9,100	Daiwa House Industry Co. Ltd.	174,074
14,597	Sekisui House, Ltd.	193,255
		367,329
	HOME FURNISHINGS - 0.1%
37,000	Haier Electronics Group Co. Ltd.	88,085

	HOUSEHOLD PRODUCTS - 0.2%
2,704	Reckitt Benckiser Group PLC	219,672

	INSURANCE - 7.4%
3,363	ACE Ltd.	386,341
22,370	Aegon NV	169,473
4,878	Ageas	174,207
36,600	AIA Group Ltd.	203,672
1,297	Allianz SE	215,624
35,131	AMP Ltd	158,228
2,498	Aon PLC	236,885
9,944	Assicurazioni Generali SpA	204,616
19,999	Aviva PLC	151,089
7,397	AXA SA	171,949
9,668	CNP Assurances	172,314
8,900	Dai-ichi Life Insurance Co Ltd.	136,689
41,318	Direct Line Insurance Group PLC	187,676
8,912	Gjensidige Forsikring ASA	145,071
11,000	Great-West Lifeco, Inc.	319,131
3,028	Hannover Rueck SE	274,772
42,414	Insurance Australia Group Ltd.	217,080
4,200	Intact Financial Corp.	304,172
51,037	Legal & General Group PLC	197,841
10,700	Manulife Financial Corp.	204,980
50,114	Mapfre SA	170,631
1,212	Muenchener Rueckversicherungs AG	243,156
10,600	Power Corp of Canada	290,772
9,700	Power Financial Corp.	303,115
8,925	Prudential PLC	207,638
22,148	RSA Insurance Group PLC *	150,229
5,038	Sampo Oyj	236,724
29,759	Standard Life PLC	185,659
834	Swiss Life Holding AG	198,428
2,549	Swiss Re AG	214,597
10,200	T&D Holdings, Inc.	124,064
6,216	Talanx AG	190,692
5,500	Tokio Marine Holdings, Inc.	180,481
37,848	UnipolSai SpA	102,342
960	Zurich Insurance Group AG	301,159
		7,331,497
	INTERNET - 0.5%
499	Iliad SA	120,013
9,500	Rakuten, Inc. *	133,342
3,013	United Internet AG	136,705
27,300	Yahoo Japan Corp.	99,070
2,749	Yandex NV *	49,372
		538,502

See accompanying notes to financial statements.

86

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 0.7%
3,283	Groupe Bruxelles Lambert SA	$281,142
2,750	Investment AB Kinnevik	89,626
3,527	Pargesa Holdings SA	273,506
		644,274
	IRON/STEEL - 0.8%
72,000	CITIC Ltd.	122,753
28,720	Fortescue Metals Group Ltd.	64,442
6,000	Hitachi Metals Ltd.	103,212
9,000	JFE Holdings, Inc.	202,419
61,000	Nippon Steel & Sumitomo Metal Corp.	153,123
3,583	Voestalpine AG	142,227
		788,176
	LEISURE TIME - 0.2%
1,440	Shimano, Inc.	188,004

	LODGING - 1.1%
4,491	Accor SA	202,977
27,868	City Developments Ltd.	215,971
13,521	Crown Resorts Ltd.	140,508
14,000	Galaxy Entertainment Group Ltd.	78,810
4,909	InterContinental Hotels Group PLC	198,637
53,000	SJM Holdings Ltd.	84,482
2,750	Whitbread PLC	204,541
		1,125,926
	MACHINERY CONSTRUCTION & MINING - 0.6%
6,431	Atlas Copco AB - Cl. A	179,300
19,699	Hitachi Ltd.	148,018
8,268	Komatsu Ltd.	185,128
10,266	Mitsubishi Electric Corp.	123,839
		636,285
	MACHINERY DIVERSIFIED - 0.9%
930	Fanuc Ltd.	154,741
5,253	Hexagon AB	162,283
4,839	Kone OYJ	221,517
9,105	Kubota Corp.	133,761
23,000	Mitsubishi Heavy Ind, Ltd.	128,518
3,997	The Weir Group PLC	115,364
		916,184
	MEDIA - 1.7%
43,783	ITV PLC	146,919
3,528	ProSiebenSat.1 Media AG	148,734
12,234	Reed Elsevier NV	293,791
16,881	Reed Elsevier PLC	289,548
11,800	Shaw Communications, Inc.	319,511
14,352	Sky PLC	201,188
8,993	Wolters Kluwer NV	275,938
		1,675,629
	METAL FABRICATE - 0.1%
8,000	NSK Ltd	96,238

	MINING - 1.1%
11,029	Antofagasta PLC	129,411
6,320	BHP Billiton Ltd.	152,003
6,900	Cameco Corp.	113,530
6,400	First Quantum Minerals Ltd.	91,263
9,621	Orica Ltd.	149,300
3,147	Rio Tinto PLC	147,214
5,600	Silver Wheaton Corp.	114,293
9,225	Sumitomo Metal Mining Co. Ltd.	139,295
6,700	Teck Cominco Ltd.	91,895
		1,128,204
	MISCELLANEOUS MANUFACTURING - 1.1%
8,621	Alfa Laval AB	163,211
4,747	FUJIFILM Holdings Corp.	146,564

See accompanying notes to financial statements.

87

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	MISCELLANEOUS MANUFACTURING (Continued) - 1.1%
2,491	Pentair PLC	$165,452
1,682	Siemens AG	190,865
10,278	Smiths Group PLC	175,971
37,000	Toshiba Corp	158,161
2,793	Wartsila Corp.	125,388
		1,125,612
	OFFICE & BUSINESS EQUIPMENT - 0.5%
7,916	Canon, Inc.	253,620
13,500	Ricoh Co. Ltd.	138,412
1,600	Seiko Epson Corp.	67,940
		459,972
	OIL & GAS - 3.0%
8,400	ARC Resources Ltd.	182,539
5,300	Baytex Energy Corp.	88,440
37,496	BP PLC	240,301
7,438	Caltex Australia Ltd.	208,372
5,400	Canadian Natural Resources Ltd.	167,532
11,400	Canadian Oil Sands Ltd.	102,598
8,700	Husky Energy, Inc.	206,642
5,800	Imperial Oil Ltd.	250,726
11,300	Inpex Corp.	126,839
112,000	Kunlun Energy Co. Ltd.	105,874
6,367	Noble Corp. PLC ^	105,501
29,056	Oil Search Ltd.	187,734
15,724	Santos Ltd.	106,230
7,320	Statoil ASA	128,142
5,700	Suncor Energy, Inc.	181,664
3,109	Total SA	160,008
3,900	Tourmaline Oil Corp. *	130,359
4,719	Transocean Ltd. ^	86,499
6,763	Woodside Petroleum Ltd.	210,508
		2,976,508
	OIL & GAS SERVICES - 0.1%
1,657	Technip SA	99,108

	PACKAGING & CONTAINERS - 0.2%
21,530	Amcor Ltd.	239,428

	PHARMACEUTICALS - 3.4%
1,109	Actelion Ltd.	128,691
1,338	Bayer AG	183,005
3,775	Chugai Pharmaceutical Co. Ltd.	93,344
10,500	Daiichi Sankyo Co. Ltd.	147,860
6,069	Eisai Co. Ltd.	236,543
9,939	GlaxoSmithKline PLC	213,251
2,956	Grifols SA	118,501
2,704	Indivior PLC *	6,299
13,000	Kyowa Hakko Kirin Co., Ltd.	123,200
2,122	Merck KGAA	201,419
15,554	Mitsubishi Tanabe Pharma Corp.	229,670
3,167	Novartis AG	294,356
4,410	Novo Nordisk A/S	186,597
1,506	Ono Pharmaceutical Co. Ltd.	134,808
5,024	Otsuka Holdings Co. Ltd.	151,596
915	Roche Holding AG	248,549
2,078	Sanofi	190,301
7,554	Shionogi & Co. Ltd.	196,932
1,521	Shire PLC	107,509
2,206	UCB SA	168,753
		3,361,184
	PIPELINES - 0.5%
5,900	Pembina Pipeline Corp.	215,759
5,600	TransCanada Corp.	276,179
		491,938

See accompanying notes to financial statements.

88

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	REAL ESTATE - 3.6%
6,600	Brookfield Asset Management, Inc.	$331,881
92,151	CapitaLand Ltd.	230,169
10,000	Cheung Kong Holdings Ltd.	168,040
42,000	China Overseas Land & Invest	124,850
50,000	China Resources Land Ltd.	131,866
1,474	Daito Trust Construction Co. Ltd.	168,464
7,010	Deutsche Annington Immobilien SE	238,553
99,074	Global Logistic Properties Ltd.	185,409
36,000	Hang Lung Group Ltd.	163,423
53,000	Hang Lung Properties Ltd.	148,663
23,500	Henderson Land Development Co. Ltd.	164,565
31,000	Hongkong Land Holdings Ltd.	209,560
6,773	Mitsubishi Estate Co. Ltd.	144,393
4,772	Mitsui Fudosan Co. Ltd.	129,581
102,000	New World Development Co. Ltd.	117,337
40,000	Shimao Property Holdings Ltd.	89,449
104,000	Sino Land Co. Ltd.	167,922
3,564	Sumitomo Realty & Development Co. Ltd.	122,839
16,000	Sun Hung Kai Properties Ltd.	244,103
1,416	Sun Hung Kai Properties Ltd. Warrant *	3,576
59,000	Swire Properties Ltd.	174,243
28,000	Wheelock & Co. Ltd.	130,718
		3,589,604
	RETAIL - 3.3%
5,900	Alimentation Couche Tard, Inc. - Cl. B	248,118
91,000	Belle International Holdings Ltd.	102,336
2,700	Canadian Tire Corp. Ltd. Cl. A	286,231
93,400	Chow Tai Fook Jewellery Group Ltd.	125,271
2,462	Compagnie Financiere Richemont	220,034
400	Fast Retailing Co. Ltd.	146,959
5,058	Hennes & Mauritz AB	210,239
1,765	HUGO BOSS AG	217,267
7,760	Inditex SA	222,654
31,525	Kingfisher PLC	167,379
2,669	Lawson, Inc.	162,318
3,658	Luxottica Group SpA	201,458
27,214	Marks & Spencer Group PLC	203,178
1,638	Next PLC	174,192
1,661	Pandora A/S	136,214
10,992	Sports Direct International PLC *	121,864
422	Swatch Group AG	188,660
6,262	Travis Perkins PLC	181,324
		3,315,696
	SEMICONDUCTORS - 0.6%
1,506	ASML Holding NV	163,146
13,658	Infineon Technologies AG	146,222
1,825	NXP Semiconductors NV *	139,430
1,800	Rohm Co., Ltd.	110,520
		559,318
	SOFTWARE - 0.9%
5,549	Amadeus IT Holding SA - Cl. A	222,216
3,183	Check Point Software Technologies Ltd. * ^	250,088
3,362	Dassault Systemes SA	205,666
3,136	SAP AG	221,144
		899,114
	TELECOMMUNICATIONS - 4.6%
8,500	BCE, Inc.	391,156
5,785	Belgacom SA	210,765
35,207	BT Group PLC	220,417
15,000	China Mobile Ltd.	175,069
80,000	China Unicom Hong Kong Ltd.	107,298
7,404	Eutelsat Communications SA	240,132
2,567	KDDI CORP.	163,545
2,506	Nippon Telegraph & Telephone	129,847

See accompanying notes to financial statements.

89

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	TELECOMMUNICATIONS (Continued) - 4.6%
12,200	NTT DoCoMo, Inc.	$179,942
9,864	Orange SA	168,942
6,600	Rogers Communications, Inc. - Cl. B	257,490
99,169	Singapore Telecommunications Ltd.	291,850
1,675	Softbank Corp.	100,749
550	Swisscom AG	289,226
14,967	Telefonaktiebolaget LM Ericsson	180,271
15,720	Telefonica S.A	226,808
7,619	Telenor ASA	154,013
28,632	TeliaSonera AB	184,218
60,376	Telstra Corporation Ltd.	295,168
6,700	Telus Corp.	242,411
8,610	Vivendi SA	215,622
42,568	Vodafone Group PLC	147,787
		4,572,726
	TEXTILES - 0.2%
27,838	Toray Industries, Inc.	224,850

	TRANSPORTATION - 2.9%
67	AP Moeller - Maersk A/S	134,721
57,037	Aurizon Holdings Ltd.	215,789
3,900	Canadian National Railway	268,938
1,000	Canadian Pacific Railway Ltd.	193,254
1,288	Central Japan Railway Co.	194,914
5,099	Deutsche Post AG	166,917
2,600	East Japan Railway Co.	197,879
1,672	Kuehne + Nagel International AG	227,679
73,500	MTR Corp. Ltd.	301,428
22,000	Odakyu Electric Railway Co. Ltd.	196,748
22,223	Royal Mail PLC	148,970
26,949	Tokyu Corp.	168,389
5,100	West Japan Railway Co.	243,023
8,500	Yamato Holdings Co. Ltd.	169,794
		2,828,443
	WATER - 0.8%
112,000	Guangdong Investment Ltd.	145,884
7,407	Severn Trent PLC	231,688
9,159	Suez Environment Co.	160,027
16,635	United Utilities Group PLC	237,601
		775,200

	TOTAL COMMON STOCK (Cost - $95,610,397)	93,181,494

	SHORT-TERM INVESTMENT - 5.5%
	MONEY MARKET FUND - 5.5%
5,399,860	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	5,399,860
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,399,860)

	COLLATERAL FOR SECURITIES LOANED - 0.9%
900,300	Mount Vernon Securities Lending Prime Portfolio	900,300
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $900,300)

	TOTAL INVESTMENTS - 100.5% (Cost- $101,910,557) (a)	$99,481,654
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(464,912)
	NET ASSETS - 100.0%	$99,016,742

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

PLC - Public limited company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,101,656 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$4,322,744
Unrealized depreciation	(6,942,746)
Net unrealized depreciation	$(2,620,002)

See accompanying notes to financial statements.

90

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
65	MSCI EAFE Index Mini, March 2015	$5,713,500	$(33,259)
	TOTAL LONG FUTURES CONTRACTS

Portfolio Composition (Unaudited) *
Japan	17.7%
Britain	11.7%
Canada	10.4%
France	8.2%
Hong Kong	8.0%
Switzerland	7.0%
United States	5.8%
Germany	5.5%
Australia	4.8%
Singapore	3.7%
Other Countries	17.2%
Total	100.0%

* Based on total value of investments.

Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

91

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	MUTUAL FUNDS - 4.2%
	DEBT FUND - 4.2%
45,282	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$452,816
	TOTAL MUTUAL FUNDS (Cost - $452,816)
Par Value
	BONDS & NOTES - 10.7%
	BANKS - 5.0%
$500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	536,453

	TELECOMMUNICATIONS - 5.7%
600,000	AT&T, Inc., 2.40% 8/15/16	612,377

	TOTAL BONDS & NOTES (Cost - $1,150,702)	1,148,830

	SHORT-TERM INVESTMENTS - 82.4%
	CERTIFICATES OF DEPOSIT - 34.8%
500,000	Agricultural Bank China NY, 0.09%, 6/3/2015	500,000
700,000	Banco do Brasil Sa NY, 1.36%, 4/7/15	699,975
600,000	China Merchant Bank, 1.18%, 1/26/15	600,000
700,000	Credit Comm De Belg NY, 0.87%, 3/27/15	700,000
700,000	Fortis Bank SA/NV, 0.53%, 1/12/15	699,999
550,000	Indu & Comp Bank China NY, 0.80%, 6/3/15	550,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $3,749,974)	3,749,974

	COMMERCIAL PAPER- 11.2%
500,000	DCP Midstream Partners, 1/20/15	499,736
250,000	Hawaiian Electric Industries, Inc., 1/22/15	249,898
450,000	Intesa Funding LLC, 3/9/15	449,447
	TOTAL COMMERCIAL PAPER (Cost - $1,199,081)	1,199,081
Shares
	MONEY MARKET FUND - 36.4%
3,675,476	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	3,675,476
242,511	Fidelity Institutional Money Market Funds - Money Market Portfolio, Institutional Class, 0.02% *	242,511
	TOTAL MONEY MARKET FUND (Cost - $3,917,987)	3,917,987

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $8,867,042)	8,867,042

	TOTAL INVESTMENTS - 97.3% (Cost - $10,470,560) (a)	$10,468,688
	OTHER ASSETS LESS LIABILITIES - 2.7%	294,449
	NET ASSETS - 100.0%	$10,763,137

+	Affiliated company.

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,470,560 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(1,872)
Net unrealized depreciation	$(1,872)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (2.5)%
	Commodity Futures - (2.5)%
12	Cocoa, Mar 2015	$349,200	$5,968
2	Coffee, Mar 2015	124,950	(17,080)
5	Copper Future, Mar 2015	353,188	(23,800)
16	Corn Future, Mar 2015	317,600	7,579
9	Cotton, Mar 2015	271,215	(845)
4	Crude Oil Future, Feb 2015	213,080	(40,350)
3	Gasoline RBOB, Feb 2015	185,485	(29,799)
3	Gold, Feb 2015	355,230	6,790
7	Lean Hogs, Feb 2015	227,360	(27,205)
7	Live Cattle, Feb 2015	457,940	(16,860)
9	LME Aluminum, Mar 2015	415,969	(41,244)
6	LME Zinc Future, Mar 2015	326,475	(16,613)
3	Natural Gas Future, Feb 2015	86,670	(24,940)

See accompanying notes to financial statements.

92

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited) (Continued)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (2.5)%
	Commodity Futures - (2.5)%
3	NY Harbor ULSD Futures, Feb 2015	$231,034	$(27,346)
3	Silver, Mar 2015	233,985	(1,835)
5	Soybean Future, Mar 2015	255,875	(5,863)
6	Soybean Meal, Mar 2015	208,560	(6,180)
16	Soybean Oil Future, Mar 2015	308,544	102
9	Wheat Future, Mar 2015	265,388	23,025
16	World Sugar #11, Mar 2015	260,198	(36,400)
	TOTAL LONG FUTURES CONTRACTS	$5,447,946	$(272,896)

	SHORT FUTURE CONTRACTS - (0.1)%
	Commodity Futures - (0.1)%
2	LME Aluminum, Mar 2015	92,438	5,119
	TOTAL SHORT FUTURES CONTRACTS	$92,438	$5,119

See accompanying notes to financial statements.

93

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	MUTUAL FUNDS - 4.4%
55,677	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$556,773
	TOTAL MUTUAL FUNDS (Cost - $556,773)

Par Value
	BONDS & NOTES - 31.8%
	BANKS - 10.6%
$250,000	Bank of America Corp., 1.50%, 10/9/15	251,073
150,000	Capital One Financial Corp., 1.00%, 11/6/15	149,888
240,000	First Horizon National Corp., 5.375%, 12/15/15	248,530
250,000	ING Bank NV, 2.00%, 9/25/15 - 144A	251,997
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17	220,816
50,000	Morgan Stanley, 4.00%, 7/24/15	50,948
55,000	Morgan Stanley, 6.00%, 4/28/15	55,895
100,000	Santander US Debt SAU, 3.724%, 1/20/15 - 144A	100,138
		1,329,285
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	50,038
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	51,977
200,000	General Electric Capital Corp., 5.375%, 10/20/16	215,054
		317,069
	HOME FURNISHINGS - 1.3%
150,000	Whirlpool Corp., 6.5%, 6/15/16	161,645

	INSURANCE - 6.1%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	264,105
450,000	White Mountain Insurance Group, 6.375%, 3/20/17 - 144A	494,475
		758,580
	MEDIA - 2.0%
250,000	Viacom, Inc., 2.50%, 12/15/16	255,552

	OIL & GAS - 2.6%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16	181,954
140,000	Transocean, Inc., 5.05%, 12/15/16	140,735
		322,689
	RETAIL - 2.3%
250,000	Macy’s Retail Holdings, Inc., 7.45%, 7/15/17	284,390

	SAVINGS & LOANS - 3.2%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15	404,023

	TELECOMMMUNICATIONS - 1.2%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A	151,842

	TOTAL BONDS & NOTES (Cost- $3,993,645)	3,985,075

	SHORT-TERM INVESTMENTS - 58.6%
	CERTIFICATES OF DEPOSIT - 10.8%
700,000	Fortis Bank, 0.53%, 1/12/15	699,999
650,000	Indu & Compl Bank China NY, 0.80%, 6/3/15	650,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,349,999)	1,349,999

	COMMERCIAL PAPER - 19.9%
500,000	Albmarle Corp., 1/26/15	499,729
500,000	AMCOR Ltd., 2/17/15	499,589
500,000	DCP Midstream Partners, 1/20/15	499,736
500,000	Hawaiian Electric Industries, Inc., 1/22/15	499,796
500,000	Tate & Lyle International Finance PLC, 1/30/15	499,746
	TOTAL COMMERCIAL PAPER (Cost - $2,498,596)	2,498,596

Shares
	MONEY MARKET FUND - 27.9%
3,336,792	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	3,336,792
165,369	Fidelity Institutional Money Market Funds - Money Market Portfolio, Institutional Class, 0.02% *	165,369
	(Cost - $3,502,161)	3,502,161

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,350,756)	7,350,756

See accompanying notes to financial statements.

94

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Value

TOTAL INVESTMENTS - 94.8% (Cost - $11,901,174) (a)	$11,892,604
OTHER ASSETS LESS LIABILITIES - 5.2%	650,016
NET ASSETS - 100.0%	$12,542,620

+	Affiliated company.

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from  registration, normally to qualified institutional buyers.

LLC - Limited liability company.

LP - Limited partnership.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,901,174 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$12,456
Unrealized depreciation	(21,026)
Net unrealized depreciation	$(8,570)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (4.6)%
	Commodity Futures - (4.6)%
29	Cocoa, Mar 2015	$843,900	$11,092
4	Coffee, Mar 2015	249,900	(23,681)
12	Copper Future, Mar 2015	847,650	(50,262)
36	Corn Future, Mar 2015	714,600	7,338
21	Cotton, Mar 2015	632,835	(20)
9	Crude Oil Future, Feb 2015	479,430	(68,960)
8	Gasoline RBOB, Feb 2015	494,626	(70,976)
8	Gold, Feb 2015	947,280	13,650
16	Lean Hogs, Feb 2015	545,664	(48,065)
17	Live Cattle, Feb 2015	1,112,140	(33,310)
18	LME Aluminum, Mar 2015	831,938	(86,578)
15	LME Zinc Future, Mar 2015	816,188	(34,950)
7	Natural Gas Future, Feb 2015	506	(55,750)
7	NY Harbor ULSD Futures, Feb 2015	539,078	(52,912)
6	Silver, Mar 2015	467,970	(7,180)
13	Soybean Future, Mar 2015	665,275	(14,063)
15	Soybean Meal, Mar 2015	521,400	(13,750)
39	Soybean Oil Future, Mar 2015	752,076	(132)
20	Wheat Future, Mar 2015	589,750	25,100
38	World Sugar #11, Mar 2015	617,971	(71,893)
	TOTAL LONG FUTURES CONTRACTS	$12,670,177	$(575,302)

	SHORT FUTURES CONTRACTS - 0.0%
	Commodity Futures - 0.0%
2	LME Aluminum, Mar 2015	92,438	3,534
1	LME Zinc Future, Mar 2015	54,413	(913)
	TOTAL SHORT FUTURES CONTRACTS	$146,851	$2,621

See accompanying notes to financial statements.

95

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 79.9%
	AEROSPACE/DEFENSE - 0.2%
639	Lockheed Martin Corp.	$123,052

	AGRICULTURE - 1.5%
3,070	Altria Group, Inc.	151,259
8,500	British American Tobacco	157,391
2,708	Imperial Tobacco Group PLC	119,216
94,400	IOI Corp Bhd	129,525
1,056	Lorillard, Inc.	66,465
1,629	Philip Morris International Inc.	132,682
1,622	Reynolds American, Inc.	104,246
11,600	Souza Cruz SA	84,272
		945,056
	AIRLINES - 0.3%
22,000	Singapore Airlines Ltd.	191,836

	APPAREL - 0.3%
183,000	Far Eastern New Century Corp.	180,691

	AUTOMANUFACTURERS - 0.7%
6,919	Ford Motor Co.	107,244
1,701	Paccar, Inc.	115,685
11,327	Tofas Turk Otomobil Fabrika	77,174
10,000	Yulon Nissan Motor Co. Ltd.	104,311
		404,414
	AUTO PARTS & EQUIPMENT - 0.3%
71,000	Cheng Shin Rubber Industry Co. Ltd.	166,362

	BANKS - 8.2%
300,000	Agricultural Bank of China	150,900
5,491	Aust and NZ Banking Group Ltd.	143,313
1,266,204	Banco de Chile	146,745
5,600	Banco do Brasil SA	50,080
2,457,902	Banco Santander Chile	122,925
12,024	Banco Santander SA	100,948
346,000	Bank of China Ltd.	194,213
198,000	Bank of Communications Co. Ltd.	184,107
1,868	Bank Pekao SA	93,642
8,626	Barclays Africa Group Ltd.	134,937
3,339	Bb&t Corp.	129,854
168,000	China CITIC Bank Corp. Ltd.	133,946
217,000	China Construction Bank Corp.	177,254
267,000	China Everbright Bank Co. Ltd.	144,660
263,000	Chongqing Rural Commercial Bnk	163,181
2,578	Commonwealth Bank of Aust.	179,665
8,145	First Financial Bancorp.	151,416
11,743	FNB Corp. ^	156,417
37,100	Grupo Financiero Inbursa	95,816
35,500	Grupo Financiero Santander	74,252
14,810	HSBC Holdings PLC	139,991
224,000	Indust and Comm Bank of China	163,575
590	Komercni Banka AS	121,485
97,400	Malayan Banking Berhad	255,015
5,368	National Australia Bank Ltd.	146,835
14,303	National Penn Bancshares, Inc. ^	150,539
1,874	Park National Corp. ^	165,812
10,956	Powszechna Kasa Oszczednosci Bank Polski SA	109,698
2,023	Raiffeisen Bank International AG	30,920
6,321	Standard Chartered PLC	94,569
2,801	Svenska Handelsbanken AB	130,420
4,497	Swedbank AB	111,036
5,500	Trustmark Corp	134,970
4,313	United Bankshares, Inc. ^	161,522

See accompanying notes to financial statements.

96

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	BANKS (Continued) - 8.2%
14,863	Valley National Bancorp. ^	$144,320
2,874	Wells Fargo & Co.	157,553
5,074	Westpac Banking Corp	136,887
		5,083,418
	BEVERAGES - 0.5%
3,531	Coca-Cola Co.	149,079
1,634	Pepsico, Inc.	154,511
		303,590
	BIOTECHNOLOGY - 0.1%
9,836	PDL BioPharma, Inc. ^	75,836

	BUILDING MATERIALS - 0.7%
150,000	Asia Cement Corp.	184,401
2,220	Drew Industries, Inc. *	113,375
84,000	Taiwan Cement Corp.	114,637
		412,413
	CHEMICALS - 1.2%
1,859	Dow Chemical Co.	84,789
1,945	EI du Pont de Nemours & Co.	143,813
1,962	Innophos Holdings, Inc.	114,679
5,063	Olin Corp.	115,285
3,900	Potash Corp of Saskatchewan, Inc.	138,343
82,400	PTT Global Chemical PCL	127,771
		724,680
	COAL - 0.3%
41,500	China Shenhua Energy Co., Ltd.	122,472
43,000	Indo Tambangrays Megah PT	53,023
		175,495
	COMMERCIAL SERVICES - 2.5%
6,571	Abertis Infraestructuras SA	130,339
5,216	ABM Industries, Inc.	149,438
4,027	Aggreko PLC	93,889
3,566	Atlantia SpA	82,905
19,500	EcoRodovias Infraestrutura e Logistica SA	77,692
5,039	Healthcare Services Group, Inc.	155,856
3,652	Insperity, Inc.	123,766
98,000	Jiangsu Expressway Co., Ltd.	116,688
7,600	Localiza Rent a Car SA	101,419
2,718	McGrath Rent Corp.	97,467
2,217	Rent-A-Center, Inc.	80,521
5,983	Resources Connection, Inc.	98,420
5,745	Western Union Co. ^	102,893
106,000	Zhejiang Expressway Co. Ltd.	122,763
		1,534,056
	COMPUTERS - 1.0%
11,000	Asustek Computer, Inc.	119,816
127,000	Inventec Corp.	84,793
89,000	Lite-On Technology Corp.	101,498
40,000	Quanta Computer, Inc.	99,476
2,169	Science Applications International Corp.	107,431
117,000	Wistron Corp.	105,225
		618,239
	COSMETICS/PERSONAL CARE - 0.4%
5,700	Natura Cosmeticos SA	68,301
2,034	Procter & Gamble Co.	185,277
		253,578
	DISTRIBUTION/WHOLESALE - 0.6%
1,345	Genuine Parts Co.	143,337
2,007	H&E Equipment Services, Inc.	56,377
58,000	Li & Fung Ltd.	54,101
2,427	Wolseley PLC	138,781
		392,596
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
12,739	BGC Partners, Inc.	116,562

See accompanying notes to financial statements.

97

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 1.5%
1,249	CME Group, Inc.	$110,724
2,806	Cohen & Steers, Inc.	118,076
1,855	Greenhill & Co., Inc.	80,878
2,443	Macquarie Group Ltd.	115,557
5,902	Manning & Napier Inc	81,566
244,000	Mega Financial Holding Co. Ltd.	187,923
2,431	TD Ameritrade Holding Corp.	86,981
		898,267
	ELECTRIC - 11.7%
163,800	Aboitiz Power Corp.	155,830
237,323	AES Gener S.A.	123,227
13,600	AES Tiete S.A.	78,284
12,261	AGL Energy Ltd.	134,142
4,206	ALLETE, Inc.	231,919
2,549	Alliant Energy Corp. ^	169,305
2,991	Ameren Corp.	137,975
2,325	American Electric Power, Inc.	141,174
5,566	Avista Corp.	196,758
3,122	Black Hills Corp.	165,591
4,129	CEZ AS	106,078
22,000	CLP Holdings Ltd.	190,520
4,581	CMS Energy Corp.	159,190
2,463	Consolidated Edison, Inc. ^	162,583
1,838	Dominion Resources, Inc.	141,342
1,802	DTE Energy Co.	155,639
1,109,000	E.ON Russia JSC	41,723
22,717	EDP - Energias de Portugal SA	88,114
4,144	El Paso Electric Co.	166,009
3,184	Electrictie de France	87,676
7,915	Empire District Electric Co. ^	235,392
3,282	Endesa SA	65,722
1,638	Entergy Corp.	143,292
2,994	Exelon Corp.	111,018
4,740	Fortum OYJ	102,943
6,112	Hawaiian Electric Industries, Inc.	204,630
116,000	Huadian Power International Corp, Ltd.	100,641
84,000	Huaneng Power International, Inc.	113,513
25,322	Iberdrola SA	170,738
3,310	IDACORP, Inc.	219,089
19,000	Infraestructura Energetica Nova SAB de CV	95,099
4,229	MGE Energy, Inc. ^	192,885
1,405	NextEra Energy, Inc.	149,337
3,198	Northeast Utilities	171,157
3,880	NorthWestern Corp. ^	219,530
5,068	Otter Tail Corp.	156,905
3,076	Pepco Holdings, Inc.	82,837
2,680	PG&E Corp.	142,683
17,125	PGE Polska Grupa Energetyczna SA ^	90,315
2,269	Pinnacle West Capital Corp.	154,995
5,161	PNM Resources, Inc.	152,920
2,849	Public Service Enterprise Group, Inc.	117,977
1,411	Red Electrica de Espana	124,418
2,729	Scana Corp.	164,832
3,607	Southern Co. ^	177,140
26,124	Terna Rete Elettrica Nazionale SpA	118,694
6,800	Tractebel Energia SA	86,548
4,221	UIL Holdings Corp.	183,782
2,833	Wisconsin Energy Corp. ^	149,412
4,757	Xcel Energy, Inc.	170,871
		7,202,394
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
2,091	Emerson Electric Co. ^	129,077

See accompanying notes to financial statements.

98

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	ELECTRONICS - 0.2%
10,677	AVX Corp.	$149,478

	ENERGY-ALTERNATE SOURCE - 0.1%
4,868	FutureFuel Corp. ^	63,381

	ENGINEERING & CONSTRUCTION - 1.8%
2,406	Argan, Inc.	80,938
164,000	China Communications Construction Co. Ltd.	196,422
354,650	DMCI Holdings, Inc.	124,064
6,608	Ferrovial SA	130,666
19,000	Grupo Aeroportuario del Pacifico SAB de CV	119,480
38,000	Sembcorp Industries Ltd.	127,210
68,000	Singapore Technologies Engineering Ltd.	173,980
6,076	Skanska AB	129,824
		1,082,584
	ENVIRONMENTAL CONTROL - 0.5%
1,967	MSA Safety, Inc.	104,428
4,421	Republic Services, Inc.	177,945
		282,373
	FOOD - 2.3%
2,345	Calavo Growers, Inc.	110,919
136,900	Felda Global Ventures Holdings Bhd	85,073
2,850	General Mills, Inc.	151,991
19,479	J Sainsbury PLC	74,387
1,821	Kellogg Co. ^	119,166
7,420	Koninklijke Ahold NV	131,913
2,333	Kraft Foods Group, Inc. ^	146,186
4,687	Snyder’s-Lance, Inc. ^	143,188
4,295	Sysco Corp.	170,469
3,969	Wesfarmers Ltd.	134,797
4,975	Woolworths Ltd.	124,005
		1,392,094
	FOOD SERVICE - 0.2%
8,782	Compass Group PLC	150,041

	FOREST PRODUCTS & PAPER - 0.3%
2,563	MeadWestvaco Corp.	113,772
5,534	UPM-Kymmene OYJ	90,718
		204,490
	GAS - 1.8%
2,577	AGL Resources, Inc.	140,472
27,849	Centrica PLC	120,637
3,674	Chesapeake Utilities Corp.	182,451
3,768	Enagas SA	118,881
4,381	Gas Natural SDG SA	110,085
11,167	National Grid PLC	158,506
3,540	NiSource, Inc.	150,167
23,621	Snam Rete Gas SPA	116,939
		1,098,138
	HAND/MACHINE TOOLS - 0.1%
9,303	Sandvik AB	90,017

	HEALTHCARE PRODUCTS - 0.6%
2,126	Baxter International, Inc.	155,815
2,594	CONMED Corp.	116,626
6,090	Meridian Bioscience, Inc.	100,241
		372,682
	HEALTHCARE-SERVICES - 0.3%
7,169	Select Medical Holdings Corp.	103,234
27,978	Life Healthcare Group Holdings Ltd.	103,396
		206,630
	HOLDING COMPANIES DIVERSIFIED - 1.0%
19,400	Grupo Carso SAB de CV	95,509
8,000	Hutchison Whampoa Ltd.	91,459

See accompanying notes to financial statements.

99

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	HOLDING COMPANIES DIVERSIFIED (Continued) - 1.0%
95,400	IJM Corp. Bhd	$179,083
6,109	Imperial Holdings Ltd.	97,298
24,000	Keppel Corp. Ltd.	159,903
		623,252
	HOME BUILDERS - 0.2%
2,302	Thor Industries, Inc.	128,613

	HOME FURNISHINGS - 0.1%
5,322	Daktronics, Inc.	66,578

	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,708	Clorox Co. ^	177,991
48,000	Kimberly Clark Corp.	104,467
1,467	Kimberly-Clark de Mexico SAB de CV	169,497
1,910	WD-40 Co.	162,503
		614,458
	INSURANCE - 4.5%
2,870	Ageas	102,073
2,707	American Financial Group, Inc.	164,369
21,350	AMP Ltd.	95,379
2,849	Arthur J Gallagher & Co.	134,131
3,124	Cincinnati Financial Corp.	161,917
2,744	CNA Financial Corp.	106,220
5,816	CNP Assurances	103,137
24,035	Direct Line Insurance Group PLC	108,755
3,108	FBL Financial Group, Inc.	180,357
5,162	Gjensidige Forsikring ASA	83,762
1,777	Hannover Rueck SE	160,352
25,751	Insurance Australia Group Ltd.	131,152
29,521	Mapfre SA	99,809
714	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	142,225
8,100	Porto Seguro SA	92,641
953	Powszechny Zaklad Ubezpieczen SA	129,730
4,816	Progressive Corp.	129,984
3,834	RLI Corp. ^	189,400
16,954	Standard Life PLC	105,039
1,496	Swiss Re AG	125,398
22,778	UnipolSai SpA	61,344
564	Zurich Insurance Group AG	176,358
		2,783,532
	INTERNET - 0.5%
2,902	Cogent Communications Holdings, Inc.	102,702
1,953	J2 Global, Inc. ^	121,086
4,687	NIC, Inc.	84,319
		308,107
	INVESTMENT COMPANIES - 1.5%
18,348	Apollo Investment Corp	136,142
11,199	Ares Capital Corp	174,760
23,702	Fifth Street Finance Corp	189,853
9,406	Golub Capital BDC, Inc. ^	168,650
7,572	Hercules Technology Growth Capital, Inc. ^	112,671
4,399	Main Street Capital Corp ^	128,627
		910,703
	IRON/STEEL - 0.6%
5,934	Commercial Metals Co.	96,665
43,788	Eregli Demir ve Celik Fabrikalari TAS	83,294
17,268	Fortescue Metals Group Ltd.	38,030
3,567	Kumba Iron Ore Ltd.	73,798
1,864	Nucor Corp. ^	91,429
		383,216
	LEISURE TIME - 0.1%
3,816	Interval Leisure Group, Inc.	79,716

See accompanying notes to financial statements.

100

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	LODGING - 0.9%
66,900	Genting Berhad	$169,434
2,727	InterContinental Hotels Group PLC	109,731
1,105	Las Vegas Sands Corp.	64,267
34,000	SJM Holdings Ltd.	53,754
1,153	Starwood Hotels & Resorts Worldwide, Inc.	93,474
316	Wynn Resorts Ltd.	47,008
		537,668
	MACHINERY - DIVERSIFIED - 0.7%
2,663	Applied Industrial Technologies, Inc.	121,406
1,854	Deere & Co. ^	164,023
2,890	Kone OYJ	131,613
		417,042
	MEDIA - 1.1%
64,200	BEC World PCL	99,292
2,701	Meredith Corp.	146,718
2,001	ProSiebenSat.1 Media AG	83,633
6,800	Shaw Communications, Inc.	184,125
2,365	Sinclair Broadcast Group, Inc. ^	64,706
5,074	Vivendi SA	126,331
		704,805
	MINING - 1.1%
6,633	Antofagasta PLC	77,271
3,812	BHP Billiton Ltd.	90,402
115,000	China Hongqiao Group Ltd.	77,136
2,689	Freeport-McMoRan, Inc.	62,815
68,000	Jiangxi Copper Co., Ltd.	116,073
545	MMC Norilsk Nickel OJSC	73,181
5,838	Orica Ltd.	89,733
386,000	Zijin Mining Group Co., Ltd.	109,155
		695,766
	MISCELLANEOUS MANUFACTURING - 1.0%
1,434	Eaton Corp PLC	97,455
5,160	General Electric Co.	130,393
3,992	Hillenbrand, Inc.	137,724
4,511	Myers Industries, Inc.	79,394
6,195	Smiths Group PLC	105,292
1,787	Sturm Ruger & Co., Inc.	61,884
		612,142
	OFFICE FURNISHINGS - 0.6%
2,592	HNI Corp	132,348
5,332	Knoll, Inc.	112,878
5,865	Steelcase, Inc. ^	105,277
		350,503
	OFFICE/BUSINESS EQUIPMENT - 0.2%
4,700	Canon, Inc.	149,272

	OIL & GAS - 2.4%
1,798	Bashneft OAO	36,086
3,200	Baytex Energy Corp.	53,398
21,811	BP PLC	138,492
6,700	Canadian Oil Sands Ltd.	60,299
1,143	Chevron Corp.	128,222
1,654	ConocoPhillips	114,225
2,042	Diamond Offshore Drilling, Inc. ^	74,962
69,775	Ecopetrol SA	60,556
1,417	Exxon Mobil Corp.	131,002
1,802	HollyFrontier Corp.	67,539
4,143	Noble Corp. ^	68,650
1,290	Occidental Petroleum Corp.	103,987
11,500	PTT PCL	112,581
4,200	Statoil ASA	73,537
1,844	Total SA	94,499
3,000	Transocean Ltd. ^	54,990
4,172	Woodside Petroleum Ltd.	129,424
		1,502,449

See accompanying notes to financial statements.

101

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	OIL & GAS SERVICES - 0.4%
1,757	Bristow Group, Inc. ^	$115,593
3,022	Gulfmark Offshore, Inc.	73,797
93,500	Sinopec Engineering Group Co. Ltd.	62,932
		252,322
	PACKAGING & CONTAINERS - 0.3%
3,338	Greif, Inc.	157,654

	PHARMACEUTICALS - 1.6%
1,448	AbbVie, Inc.	94,757
1,700	Bristol-Myers Squibb Co.	100,351
1,778	Eli Lilly & Co. ^	122,664
5,814	Glaxosmithkline PLC	124,742
1,391	Johnson & Johnson	145,457
1,805	Merck & Company, Inc.	102,506
4,385	Owens & Minor, Inc.	153,957
3,925	Pfizer, Inc.	122,264
		966,698
	PIPELINES - 0.5%
2,509	Kinder Morgan, Inc.	106,156
1,601	ONEOK, Inc.	79,714
3,453	Spectra Energy Corp.	125,344
		311,214
	REAL ESTATE - 0.6%
6,000	Cheung Kong Holdings Ltd.	100,488
157,000	Country Garden Holdings Co., Ltd.	62,650
209,000	Evergrande Real Estate Group Ltd.	84,229
2,563	HFF, Inc.	92,063
25,000	Shimao Property Holdings Ltd.	55,369
		394,799
	RETAIL - 3.5%
5,073	American Eagle Outfitters, Inc. ^	70,413
2,567	Buckle, Inc. ^	134,819
2,302	Cato Corp.	97,098
1,975	Coach, Inc. ^	74,181
1,509	Cracker Barrel Old Country Store, Inc. ^	212,407
1,820	Darden Restaurants, Inc. ^	106,707
1,620	DineEquity, Inc.	167,897
1,844	DSW, Inc.	68,781
18,494	Kingfisher PLC	97,777
1,499	Kohl’s Corp. ^	91,499
1,311	L Brands, Inc.	113,467
1,981	McDonald’s Corp.	185,620
915	Nu Skin Enterprises, Inc. ^	39,985
4,367	Staples, Inc. ^	79,130
1,634	Target, Corp. ^	124,037
4,807	Texas Roadhouse, Inc.	162,284
15,713	Truworths International Ltd.	104,386
2,417	Wal-Mart Stores, Inc.	207,572
		2,138,060
	SAVINGS & LOANS - 0.9%
18,931	Capitol Federal Financial, Inc.	241,938
8,317	New York Community Bancorp, Inc. ^	133,071
12,593	Northwest Bancshares, Inc.	157,790
		532,799
	SEMICONDUCTORS - 1.6%
2,142	Analog Devices, Inc.	118,924
9,106	Brooks Automation, Inc.	116,101
2,828	Intel Corp. ^	102,628
2,730	Maxim Integrated Products, Inc.	87,005
2,398	Microchip Technology, Inc. ^	108,174
3,851	MKS Instruments, Inc.	140,947
21,000	Novatek Microelectronics Corp.	117,150
68,000	Siliconware Precision Industries Co., Ltd.	102,289
1,676	Xilinx, Inc.	72,554
		965,772

See accompanying notes to financial statements.

102

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	SOFTWARE - 0.8%
3,928	CA, Inc. ^	$119,608
1,398	Computer Programs & Systems, Inc. ^	84,929
4,244	CSG Systems International, Inc.	106,397
3,291	Paychex, Inc.	151,945
		462,879
	TELECOMMUNICATIONS - 8.7%
15,700	Advanced Info Service PCL	118,976
1,163	Anixter International, Inc. *	102,879
3,921	AT&T, Inc. ^	131,706
2,150	Atlantic Tele-Network, Inc.	145,318
5,100	BCE, Inc.	234,693
3,365	Belgacom SA	122,129
200,000	China Communications Services Corp. Ltd.	93,526
116,000	Chunghwa Telecom Co. Ltd.	343,242
4,929	Cisco Systems, Inc.	137,100
2,603	Comtech Telecommunications Corp.	82,047
4,943	Consolidated Communications Holdings, Inc. ^	137,564
111,500	DiGi.Com Bhd	196,372
10,320	ENTEL Chile SA	103,226
4,390	Eutelsat Communications SA	142,012
82,000	Far EasTone Telecommunications Co. Ltd.	188,585
59,300	Intouch Holdings PCL	141,245
128,500	Maxis Bhd	250,883
10,610	Mobile TeleSystems OJSC	28,646
5,688	MTN Group Ltd.	108,243
12,982	O2 Czech Republic AS	132,254
5,791	Orange SA	98,514
2,205	Philippine Long Distance Telephone Co.	142,338
3,900	Rogers Communications, Inc.	152,153
61,000	Singapore Telecommunications Ltd.	178,979
120,100	Sistema JSFC	22,309
318	Swisscom AG	166,967
59,000	Taiwan Mobile Co. Ltd.	194,482
9,244	Telefonica SA	132,759
85,500	Telekom Malaysia Bhd	167,810
471,500	Telekomunikasi Indonesia Persero Tbk PT	108,338
4,428	Telenor ASA	89,074
16,976	TeliaSonera AB	108,618
37,851	Telstra Corp Ltd.	184,323
33,800	Total Access Communication PCL	98,431
33,258	Turk Telekomunikasyon AS	103,446
2,716	Verizon Communications, Inc.	127,055
9,666	Vodacom Group Ltd.	107,000
24,958	Vodafone Group PLC	85,591
3,758	West Corp.	124,014
7,232	Windstream Holdings, Inc. ^	59,592
		5,392,439
	TEXTILES - 0.2%
1,860	G&K Services, Inc.	131,780

	TOYS/GAMES/HOBBIES - 0.2%
2,305	Hasbro, Inc. ^	126,752

	TRANSPORTATION - 1.3%
34,956	Aurizon Holdings Ltd.	131,215
498,200	BTS Group Holdings PCL	144,965
983	Kuehne + Nagel International AG	133,607
3,677	Matson, Inc.	126,930
2,635	Tidewater, Inc. ^	85,400
1,602	United Parcel Service, Inc. ^	178,094
		800,211

See accompanying notes to financial statements.

103

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares		Value
	TRUCKING & LEASING - 0.3%
1,490	GATX Corp. ^	$85,735
2,340	TAL International Group, Inc. ^	101,954
		187,689
	WATER - 1.1%
277,591	Aguas Andinas SA	159,492
4,196	American States Water Co.	158,020
4,402	Severn Trent PLC	137,288
5,680	Suez Environnement Co.	98,992
9,895	United Utilities Group PLC	140,534
		694,326

	TOTAL COMMON STOCK (Cost - $51,049,414)	49,290,174

	SHORT-TERM INVESTMENTS - 13.4%
	MONEY MARKET FUND - 13.4%
8,273,334	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	8,273,334
	TOTAL SHORT TERM INVESTMENTS (Cost - $8,273,334)

	COLLATERAL FOR SECURITIES LOANED - 8.8%
5,439,401	Mount Vernon Securities Lending Prime Portfolio	5,439,401
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,439,401)

	TOTAL INVESTMENTS - 102.1% (Cost - $64,762,149) (a)	$63,002,909
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $165,500)	(153,720)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(1,191,549)
	NET ASSETS - 100.0%	$61,657,640

Contracts
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.2)%
122	S & P Mini Futures	$153,720
	Expiration Jan 2015, Exercise Price $25.20
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $165,500)

*	Non-income producing security.

**	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

^	All or a portion of this security is on loan.

LLC - Limited Liability Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including options on futures written) is $64,882,086 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,807,874
Unrealized depreciation	(3,687,051)
Net unrealized depreciation	$(1,879,177)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS
	Equity Futures - 0.2%
118	CBOE VIX Future, Jan 2015	$2,126,950	$91,450
	TOTAL LONG FUTURES CONTRACTS	$2,126,950	$91,450

	SHORT FUTURES CONTRACTS - (1.1)%
	Equity Futures - (1.1)%
252	Emerging Market Future, Mar 2015	$12,067,020	$(162,450)
132	MSCI EAFE Index Mini, Mar 2015	11,602,140	144,540
108	Russell Mini Future, Mar 2015	6,483,780	(468,720)
123	S&P E-Mini Future, Mar 2015	12,622,875	(203,565)
	TOTAL SHORT FUTURES CONTRACTS	$42,775,815	$(690,195)

See accompanying notes to financial statements.

104

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	MUTUAL FUND - 4.1%
	DEBT FUND - 4.1%
201,138	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$2,011,377
	TOTAL MUTUAL FUND (Cost - $2,011,377)
Par Value
	BONDS & NOTES - 18.7%
	AUTO MANUFACTURERS - 1.3%
$600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15	623,722

	BANKS - 5.6%
50,000	Capital One Financial Corp., 1.00%, 11/6/15	49,963
590,000	First Horizon National Corp., 5.375%, 12/15/15	610,969
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	536,454
600,000	Morgan Stanley, 4.00%, 7/24/15	611,378
630,000	Morgan Stanley, 6.00%, 4/28/15	640,245
300,000	Santander US Debt SAU, 3.724% 1/20/15 - 144A	300,414
		2,749,423
	DIVERSIFIED FINANCIAL - 2.3%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15	600,458
500,000	General Electric Capital Corp., 5.375%, 10/20/16	537,635
		1,138,093
	HOME FURNISHINGS - 0.3%
150,000	Whirlpool Corp., 6.50%, 6/15/16	161,645

	INSURANCE - 2.6%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15 - 144A	1,112,411
180,000	Sirius International Group Ltd., 6.375%, 3/20/17 - 144A	197,790
		1,310,201
	MEDIA - 0.1%
50,000	Viacom, Inc., 2.50%, 12/15/16	51,110

	MUNICIPAL - 2.0%
1,000,000	Routt County School District, 1.40%, 12/1/17	1,003,180

	OIL & GAS - 0.9%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16	143,648
300,000	Transocean, Inc., 5.05%, 12/15/16	301,574
		445,222
	RETAIL - 0.1%
50,000	Macy’s Retail Holdings, Inc., 7.45%, 7/15/17	56,878

	SAVINGS & LOANS - 0.2%
100,000	Amsouth Bank, 5.20%, 4/1/15	101,006

	TELECOMMUNICATIONS - 3.3%
1,528,000	AT&T, Inc., 2.40%, 8/15/16	1,559,520
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15 - 144A	50,614
		1,610,134

	TOTAL BONDS & NOTES (Cost - $9,259,659)	9,250,614

	SHORT-TERM INVESTMENTS - 74.9%
	CERTIFICATES OF DEPOSIT - 21.4%
1,600,000	Banco do Brasil Sa NY, 1.36%, 4/7/15	1,599,941
600,000	China Merchant Bank, 1.18%, 1/26/15	600,000
1,500,000	Corpbanca New York., 1.20%, 11/18/15	1,500,000
2,000,000	Credit Comm De Belg NY, 0.87%, 3/27/15	2,000,000
1,900,000	Fortis Bank, 0.53%, 1/12/15	1,899,998
2,000,000	Indu & Compl Bank China NY, 0.80%, 6/3/15	2,000,000
1,000,000	Itau Unibanco NY, 0.95%, 9/11/15	1,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $10,599,939)	10,599,939

	COMMERCIAL PAPER - 3.1%
1,550,000	INTESA Funding LLC, 3/9/15	1,548,097
	TOTAL COMMERCIAL PAPER (Cost - $1,548,097)

See accompanying notes to financial statements.

105

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2014 (Unaudited)

Shares
	MONEY MARKET FUND - 50.4%
24,930,117	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	$24,930,117
	(Cost - $24,930,117)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $37,078,153)	37,078,153

	TOTAL INVESTMENTS - 97.7% (Cost - $48,349,189) (a)	$48,340,144
	OTHER ASSETS LESS LIABILITIES - 2.3%	1,111,745
	NET ASSETS - 100.0%	$49,451,889

+	Affiliated company.

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

LLC - Limited liability company.

LP - Limited partnership.

PLC - Public limited company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,349,189 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$20,329
Unrealized depreciation	(29,374)
Net unrealized depreciation	$(9,045)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.5%
	Fixed Income Futures - 0.5%
49	2 Year Bond, March 2015	$10,711,106	$(14,544)
21	Canadian 10 Year Bond, March 2015	2,512,461	48,065
12	Euro BOBL Future, March 2015	1,892,292	12,927
10	Euro-Bund Future, March 2015	1,886,650	33,044
14	Euro Schatz, March 2015	1,882,482	2,965
18	Long Gilt Future, March 2015	3,354,894	87,726
85	US 10 Year Future, March 2015	10,777,745	66,190
90	US 5 YR Note, March 2015	10,703,700	2,463
	TOTAL LONG FUTURES CONTRACTS	$43,721,330	$238,836

See accompanying notes to financial statements.

106

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Par Value		Value
	SHORT-TERM INVESTMENTS - 99.7%
	CERTIFICATES OF DEPOSIT - 48.4%
$850,000	Agricultural Bank of China, 0.90%, 6/3/15	$850,000
950,000	Banco de Brasil SA/New York, 1.36%, 4/7/15	949,965
800,000	China Merchants Bank Co. Ltd., 1.18%, 1/26/15	800,000
1,000,000	Corpbanca/New York, 1.20%, 11/18/15	1,000,000
800,000	Credit Comm De Belg NY, 0.87%, 3/27/15	800,000
700,000	Fortis Bank, 0.53%, 1/12/15	699,999
1,200,000	Itau Unibanco NY, 0.95%, 9/11/15	1,200,000
800,000	Industrial & Commercial Bank of China Ltd./New York, 0.80%, 6/3/15	800,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $7,099,964)	7,099,964

	COMMERCIAL PAPER - 46.3%
700,000	Albmarle Corp., 1/26/15	699,621
700,000	AMCOR Ltd., 2/17/15	699,424
700,000	Bank of China Ltd., 2/9/15	699,469
700,000	Canadian Pacific Railway Ltd., 2/5/15	699,626
700,000	DCP Midstream LLC, 1/20/15	699,612
500,000	Ford Motor Credit Co., 1/28/15	499,738
700,000	Hawaiian Electric Industries, Inc., 1/22/15	699,714
700,000	Intesa Funding LLC, 3/9/15	699,140
700,000	Societe Generale, 1/13/15	699,999
700,000	Tate & Lyle International Finance PLC, 1/30/15	699,645
	TOTAL COMMERCIAL PAPER (Cost - $6,795,988)	6,795,988

	MONEY MARKET FUND - 5.0%
740,918	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	740,918
	(Cost - $740,918)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,636,870)	14,636,870

	TOTAL INVESTMENTS - 99.7% (Cost - $14,636,870) (a)	$14,636,870
	OTHER ASSETS LESS LIABILITIES - 0.3%	43,946
	NET ASSETS - 100.0%	$14,680,816

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

PLC - Public Limited Company

LLC - Limited Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,636,870.

See accompanying notes to financial statements.

107

COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 8.6%
	EQUITY FUNDS - 8.6%
300	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$10,275
57,586	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	2,123,771
57,747	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	2,116,428
88,914	Compass EMP US 500 Volatility Weighted Index ETF +	3,237,359
37,813	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF +	1,448,238
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,476,858)	8,936,071

	MUTUAL FUNDS - 84.1%
	ASSET ALLOCATION FUNDS - 28.8%
1,696,656	Compass EMP Enhanced Fixed Income Fund - Cl. I +	16,796,890
1,369,118	Compass EMP Market Neutral Income Fund - Cl. I +	13,170,918
		29,967,808
	COMMODITY FUNDS - 5.0%
326,819	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	2,820,452
336,103	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	2,413,216
		5,233,668
	EQUITY FUNDS - 50.3%
276,504	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	2,767,804
1,011,510	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	11,187,300
766,133	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,527,057
602,987	Compass EMP Long/Short Strategies Fund - Cl. I +	6,837,868
334,815	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	4,084,744
689,964	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	9,673,293
523,982	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	7,168,070
153,250	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	2,055,085
		52,301,221

	TOTAL MUTUAL FUNDS (Cost - $86,490,036)	87,502,697

	SHORT TERM INVESTMENTS - 7.3%
	MONEY MARKET FUND - 7.3%
7,604,290	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	7,604,290
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,604,290)

	TOTAL INVESTMENTS - 100.0% (Cost - $102,571,184) (a)	$104,043,058
	OTHER ASSETS LESS LIABILITIES - (0.0)%	35,282
	NET ASSETS - 100.0%	$104,078,340

+	Affiliated company.

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,584,282 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$3,183,194
Unrealized depreciation	(1,724,418)
Net unrealized appreciation	$1,458,776

See accompanying notes to financial statements.

108

COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 14.9%
	EQUITY FUNDS - 14.9%
39,509	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	$1,457,092
79,820	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	2,925,403
62,426	Compass EMP US 500 Volatility Weighted Index ETF +	2,272,930
24,389	Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF +	934,099
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,214,230)	7,589,524

	MUTUAL FUNDS - 78.4%
	EQUITY FUNDS - 78.4%
281,781	Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I +	2,820,623
894,926	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	9,897,880
748,167	Compass EMP International 500 Volatility Weighted Fund - Cl. I +	8,327,104
622,119	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	8,722,115
562,278	Compass EMP US 500 Volatility Weighted Fund - Cl. I +	7,691,956
182,068	Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I +	2,441,536
	TOTAL MUTUAL FUNDS (Cost - $38,305,294)	39,901,214

	SHORT-TERM INVESTMENTS - 6.7%
	MONEY MARKET FUND - 6.7%
3,418,638	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	3,418,638
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,418,638)

	TOTAL INVESTMENTS - 100.0% (Cost - $48,938,162) (a)	$50,909,376
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(17,002)
	NET ASSETS - 100.0%	$50,892,374

+	Affiliated company.

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,939,188 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$2,321,019
Unrealized depreciation	(350,831)
Net unrealized appreciation	$1,970,188

See accompanying notes to financial statements.

109

COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 6.9%
	EQUITY FUNDS - 6.9%
24,893	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF +	$852,585
40,526	Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF +	1,494,599
40,639	Compass EMP US 500 Enhanced Volatility Weighted Index ETF +	1,489,419
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,694,610)	3,836,603

	MUTUAL FUNDS - 89.5%
	ASSET ALLOCATION FUND - 16.7%
960,152	Compass EMP Market Neutral Income Fund - Cl. I +	9,236,666

	COMMODITY FUND - 18.8%
606,368	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I +	5,232,958
720,396	Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I +	5,172,445
		10,405,403
	EQUITY FUNDS - 54.0%
469,678	Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I +	5,194,637
1,119,445	Compass EMP Long/Short Strategies Fund - Cl. I +	12,694,512
636,471	Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I +	7,764,945
303,928	Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I +	4,261,077
		29,915,171

	TOTAL MUTUAL FUNDS (Cost - $49,589,831)	49,557,240

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
2,030,817	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *	2,030,817
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,030,817)

	TOTAL INVESTMENTS - 100.1% (Cost - $55,315,258) (a)	$55,424,660
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(79,478)
	NET ASSETS - 100.0%	$55,345,182

+	Affiliated company.

*	Money market fund; interest rate reflects seven day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,331,608 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,981,495
Unrealized depreciation	(1,888,443)
Net unrealized appreciation	$93,052

See accompanying notes to financial statements.

110

COMPASS EMP FUNDS
Statements of Assets and Liabilities
December 31, 2014 (Unaudited)

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility	500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
ASSETS:
Investments, at cost	$46,682,617	$18,918,912	$34,107,261	$22,785,647	$28,301,664
Investments, at value	$53,085,990	$20,227,666	$33,717,176	$22,567,274	$30,979,449
Cash	—	—	50	—	—
Foreign currency (b)	—	—	29,871	169	—
Receivable for fund shares sold	40,480	18,228	3,600	2,552	5,604
Dividends and interest receivable	56,704	16,349	75,393	20,332	115,045
Receivable for securities sold	15,608	15,455	—	1,772	—
Receivable for security lending	959	865	—	1,128	117
Deposit with broker for futures contracts	240,812	118,383	56,122	46,164	121,735
Futures variation margin receivable	15,195	12,410	—	14,725	7,155
Due from advisor	—	—	—	18,029	—
Prepaid expenses and other assets	11,242	8,197	9,783	13,050	11,031
Total Assets	53,466,990	20,417,553	33,891,995	22,685,195	31,240,136

LIABILITIES:
Securities lending collateral	6,424,094	3,394,186	360,225	—	5,315,746
Payable for fund shares redeemed	17,920	6,944	11,580	4,308	22
Accrued advisory fees	29,097	8,038	14,957	—	19,586
Accrued 12b-1 fees	4,562	8,448	1,668	2,518	3,122
Futures variation margin payable	—	—	5,320	—	—
Accrued expenses and other liabilities	349	5,123	16,436	48,170	6,983
Total Liabilities	6,476,022	3,422,739	410,186	54,996	5,345,459

Net Assets	$46,990,968	$16,994,814	$33,481,809	$22,630,199	$25,894,677

NET ASSETS CONSIST OF:
Paid in capital	$40,572,387	$15,541,030	$33,987,639	$23,105,448	$22,776,056
Accumulated net investment income (loss)	9,381	(978)	(75,612)	(24,135)	172,403
Accumulated net realized gain (loss) from investments, foreign currency transactions and futures contracts	(9,368)	133,598	(28,352)	(232,656)	261,228
Net unrealized appreciation (depreciation) on investments and foreign currency translations	6,403,373	1,308,754	(396,546)	(233,183)	2,677,835
Net unrealized appreciation (depreciation) on futures contracts	15,195	12,410	(5,320)	14,725	7,155
Net Assets	$46,990,968	$16,994,814	$33,481,809	$22,630,199	$25,894,677

Class A
Net Assets	$19,084,789	$7,176,124	$11,458,213	$7,895,388	$9,900,842
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,396,875	536,467	1,030,263	789,049	811,627
Net Asset Value and redemption price per share	$13.66	$13.38	$11.12	$10.01	$12.20
Offering Price Per Share (a)	$14.49	$14.20	$11.80	$10.62	$12.94

Class C
Net Assets	$1,427,585	$2,115,542	$123,445	$1,780,851	$1,357,484
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	105,519	159,423	11,154	179,319	111,828
Net Asset Value, offering price and redemption price per share	$13.53	$13.27	$11.07	$9.93	$12.14

Class I
Net Assets	$26,143,272	$7,618,009	$21,882,257	$12,602,310	$14,377,528
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,910,748	568,192	1,965,620	1,258,695	1,178,042
Net Asset Value, offering price and redemption price per share	$13.68	$13.41	$11.13	$10.01	$12.20

Class T
Net Assets	$335,322	$85,139	$17,894	$351,650	$258,823
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	24,626	6,370	1,611	35,269	21,297
Net Asset Value and redemption price per share	$13.62	$13.37	$11.11	$9.97	$12.15
Offering Price Per Share (a)	$14.11	$13.85	$11.51	$10.33	$12.59

(a) There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b) Cost of Foreign Currency	$—	$—	$29,871	$169	$—

See accompanying notes to financial statements.

111

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2014 (Unaudited)

				Commodity Strategies	Commodity
	U.S. 500	Long/Short	International 500	Enhanced Volatility	Strategies Volatility
	Enhanced Volatility	Strategies	Enhanced Volatility	Weighted Fund	Weighted Fund
	Weighted Fund	Fund	Weighted Fund	(Consolidated)	(Consolidated)
ASSETS:
Affiliated investments, at cost	$9,713,834	$—	$—	$452,816	$556,773
Unaffiliated investments, at cost	218,266,921	23,964,926	101,910,557	10,017,744	11,344,401
Total investments, at cost	$227,980,755	$23,964,926	$101,910,557	$10,470,560	$11,901,174
Affiliated investments, at value	$10,325,514	$—	$—	$452,816	$556,773
Unaffiliated investments, at value	240,411,237	25,535,072	99,481,654	10,015,872	11,335,831
Total investments, at value	$250,736,751	$25,535,072	$99,481,654	$10,468,688	$11,892,604
Foreign currency (b)	—	—	49,479	—	—
Foreign exchange contracts appreciation	—	—	25	—	—
Receivable for securities sold	77,704	7,161	—	—	—
Receivable for fund shares sold	388,871	—	25,460	—	9,876
Dividends and interest receivable	261,104	27,130	208,514	44,723	40,726
Deposit with broker for futures contracts	320,083	738,900	317,860	527,167	1,176,633
Prepaid expenses and other assets	59,173	2,819	16,905	5,029	7,748
Total Assets	251,843,686	26,311,082	100,099,897	11,045,607	13,127,587

LIABILITIES:
Securities lending collateral	28,394,568	3,011,782	900,300	—	—
Payable for fund shares redeemed	150,704	—	19,678	—	89
Accrued advisory fees	233,053	22,530	96,087	9,279	8,007
Accrued 12b-1 fees	65,694	850	13,082	—	594
Futures variation margin payable	18,533	137,365	33,259	267,777	572,681
Accrued expenses and other liabilities	—	2,162	20,749	5,414	3,596
Total Liabilities	28,862,552	3,174,689	1,083,155	282,470	584,967

Net Assets	$222,981,134	$23,136,393	$99,016,742	$10,763,137	$12,542,620

NET ASSETS CONSIST OF:
Paid in capital	$200,459,447	$21,627,666	$101,903,876	$11,906,525	$15,786,634
Accumulated net investment income (loss)	36,643	(29,056)	(158,356)	(315,878)	(1,560,378)
Accumulated net realized gain (loss) from investments, foreign currency transactions and futures contracts	(252,418)	106,603	(256,011)	(557,861)	(1,102,385)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	22,755,995	1,568,545	(2,439,508)	(1,872)	(8,570)
Net unrealized appreciation (depreciation) on futures contracts	(18,533)	(137,365)	(33,259)	(267,777)	(572,681)
Net Assets	$222,981,134	$23,136,393	$99,016,742	$10,763,137	$12,542,620

Class A
Net Assets	$78,551,812	$3,362,207	$24,927,958	$1,937,032	$4,320,406
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,601,136	298,011	2,257,830	225,285	603,467
Net Asset Value and redemption price per share	$14.02	$11.28	$11.04	$8.60	$7.16
Offering Price Per Share (a)	$14.88	$11.97	$11.71	$9.12	$7.60

Class C
Net Assets	$48,895,501	$82,550	$7,652,613	$212,886	$208,819
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,527,684	7,463	698,883	25,224	29,639
Net Asset Value, offering price and redemption price per share	$13.86	$11.06	$10.95	$8.44	$7.05

Class I
Net Assets	$79,422,755	$19,679,000	$62,618,091	$8,532,600	$7,996,113
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,663,396	1,735,045	5,663,538	989,206	1,113,496
Net Asset Value, offering price and redemption price per share	$14.02	$11.34	$11.06	$8.63	$7.18

Class T
Net Assets	$16,111,066	$12,636	$3,818,080	$80,619	$17,282
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,153,166	1,125	346,821	9,450	2,421
Net Asset Value and redemption price per share	$13.97	$11.23	$11.01	$8.53	$7.14
Offering Price Per Share (a)	$14.48	$11.64	$11.41	$8.84	$7.40

(a) There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b) Cost of Foreign Currency	$—	$—	$49,914	$—	$—

See accompanying notes to financial statements.

112

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2014 (Unaudited)

	Market Neutral	Enhanced	Ultra Short-Term
	Income	Fixed Income	Fixed Income
	Fund	Fund	Fund
ASSETS:
Affiliated investments, at cost	$—	$2,011,377	$—
Unaffiliated investments, at cost	64,762,149	46,337,812	14,636,870
Total investments, at cost	$64,762,149	$48,349,189	$14,636,870
Affiliated investments, at value	$—	$2,011,377	$—
Unaffiliated investments, at value	63,002,909	46,328,767	14,636,870
Total investments, at value	$63,002,909	$48,340,144	$14,636,870
Receivable for fund shares sold	11,896	—	14,826
Receivable for securities lending	1,584	—	—
Dividends and interest receivable	84,066	148,620	42,923
Due from advisor	—	—	4,206
Deposit with broker for futures contracts	4,865,532	863,362	—
Futures variation margin receivable	—	238,836	—
Prepaid expenses and other assets	34,769	4,922	5,033
Total Assets	68,000,756	49,595,884	14,703,858

LIABILITIES:
Options on futures written, premiums	165,500	—	—
Options on futures written, at value	153,720	—	—
Foreign Cash	2,297
Securities lending collateral	5,439,401	—	—
Payable for securities purchased	44,040	—	—
Payable for fund shares redeemed	60,831	57,228	9,216
Distributions payable	—	—	6,158
Futures variation margin payable	598,745	—	—
Accrued advisory fees	39,155	17,282	—
Accrued 12b-1 fees	4,927	1,890	793
Accrued expenses and other liabilities	—	67,595	6,875
Total Liabilities	6,343,116	143,995	23,042

Net Assets	$61,657,640	$49,451,889	$14,680,816

NET ASSETS CONSIST OF:
Paid in capital	$63,416,067	$49,434,447	$14,679,569
Accumulated net investment loss	(23,110)	(676,992)	(2,061)
Accumulated net realized gain from investments, options on futures and futures contracts	614,316	523,959	3,308
Net unrealized depreciation on investments, foreign currency translations and options on futures	(1,750,888)	(68,361)	—
Net unrealized appreciation (depreciation) on futures contracts	(598,745)	238,836	—
Net Assets	$61,657,640	$49,451,889	$14,680,816

Class A
Net Assets	$27,092,744	$28,253,090	$5,406,112
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,829,648	2,856,180	540,597
Net Asset Value and redemption price per share	$9.57	$9.89	$10.00
Offering Price Per Share (a)	$10.15	$10.49	$10.61

Class C
Net Assets	$471,366	$571,008	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	49,773	58,343	—
Net Asset Value, offering and redemption price per share	$9.47	$9.79	$—

Class I
Net Assets	$34,020,683	$20,381,448	$9,274,704
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,536,883	2,058,838	927,363
Net Asset Value, offering price and redemption price per share	$9.62	$9.90	$10.00

Class T
Net Assets	$72,847	$246,343	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,636	24,970	—
Net Asset Value and redemption price per share	$9.54	$9.87	$—
Offering Price Per Share (a)	$9.89	$10.23	$—

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively with the exception of Ultra Short-Term Fixed Income Fund which has a maximum front-end sales charge (load) of 1.00%

(b) Cost of Foreign Currency	$(2,327)	$—	$—

See accompanying notes to financial statements.

113

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2014 (Unaudited)

	Multi-Asset	Multi-Asset	Alternative
	Balanced Fund	Growth Fund	Strategies Fund
ASSETS:
Affiliated investments, at cost	$94,966,894	$45,519,524	$53,284,441
Unaffiliated investments, at cost	7,604,290	3,418,638	2,030,817
Total investments, at cost	$102,571,184	$48,938,162	$55,315,258
Affiliated investments, at value	$96,438,768	$47,490,738	$53,393,843
Unaffiliated investments, at value	7,604,290	3,418,638	2,030,817
Total investments, at value	$104,043,058	$50,909,376	$55,424,660
Receivable for securities sold	135,391	33,555	120,308
Dividends and interest receivable	494	339	348
Due from advisor	—	—	1,901
Prepaid expenses and other assets	23,669	19,261	24,875
Total Assets	104,202,612	50,962,531	55,572,092

LIABILITIES:
Payable for securities purchased	—	7,549	—
Payable for fund shares redeemed	67,164	36,902	199,665
Due to manager	—	1,162	—
Accrued 12b-1 fees	35,088	16,481	18,855
Accrued expenses and other liabilities	22,020	8,063	8,390
Total Liabilities	124,272	70,157	226,910

Net Assets	$104,078,340	$50,892,374	$55,345,182

NET ASSETS CONSIST OF:
Paid in capital	$101,354,657	$47,723,829	$72,304,256
Accumulated net investment loss	(102,237)	(58,168)	(3,346,353)
Accumulated net realized gain (loss) from investments and futures contracts	1,354,046	1,255,499	(14,002,542)
Net unrealized appreciation on investments and foreign currency translations	1,471,874	1,971,214	389,821
Net Assets	$104,078,340	$50,892,374	$55,345,182

Class A
Net Assets	$81,343,180	$41,177,471	$44,925,114
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,793,861	3,522,269	4,405,898
Net Asset Value and redemption price per share	$11.97	$11.69	$10.20
Offering Price Per Share (a)	$12.70	$12.40	$10.82

Class C
Net Assets	$14,091,553	$5,983,106	$7,963,405
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,198,718	527,218	801,140
Net Asset Value, offering and redemption price per share	$11.76	$11.35	$9.94

Class T
Net Assets	$8,643,607	$3,731,797	$2,456,663
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	723,773	322,996	243,293
Net Asset Value and redemption price per share	$11.94	$11.55	$10.10
Offering Price Per Share (a)	$12.37	$11.97	$10.47

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.

See accompanying notes to financial statements.

114

COMPASS EMP FUNDS
Statements of Operations
For the Six Months Ended December 31, 2014 (Unaudited)

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility Weighted	500 Volatility	500 Volatility	500 Volatility	Volatility
	Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
Investment Income:
Dividend income	$418,825	$143,030	$411,472	$249,744	$639,980
Interest income	213	145	229	486	38
Securities lending income	6,256	7,898	108	1,799	2,778
Less: foreign dividend tax withheld	(237)	(24)	(48,427)	(26,231)	—
Total Investment Income	425,057	151,049	363,382	225,798	642,796

Expenses:
Investment advisory fees	193,381	80,651	176,216	118,180	144,589
12b-1 Fees:
Class A	24,461	9,247	15,452	10,858	13,698
Class C	5,515	8,822	622	8,771	5,155
Class T	858	179	36	804	539
Administration fees	28,987	20,587	48,541	39,606	13,429
Registration fees	7,453	7,398	7,398	7,398	9,917
Audit Fees	5,703	2,414	4,060	2,414	3,510
Printing expenses	4,550	1,792	3,524	2,251	2,754
Custody fees	3,178	1,227	36,165	94,247	1,260
Compliance officer fees	2,533	1,015	1,784	1,014	1,518
Non 12b-1 shareholder servicing fees	1,940	1,217	2,422	975	5,798
Professional fees	1,651	661	1,156	661	988
Trustees’ fees	1,561	1,561	1,561	1,562	1,561
Insurance expenses	1,205	480	857	477	709
Miscellaneous expenses	2,576	2,521	2,576	2,521	2,522
Total Expenses	285,552	139,772	302,370	291,739	207,947
Less: Fees waived and expenses reimbursed by Advisor	(38,664)	(31,974)	(83,701)	(136,209)	(30,162)
Net Expenses	246,888	107,798	218,669	155,530	177,785

Net Investment Income	178,169	43,251	144,713	70,268	465,011

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions	1,931,649	654,968	281,791	102,766	693,190
Net realized gain (loss) on futures contracts	57,701	39,320	(103,836)	(118,815)	779
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	37,043	(379,609)	(3,084,323)	(1,508,707)	1,202,792
Net change in unrealized appreciation (depreciation) on futures contracts	3,520	5,758	(5,545)	17,285	3,225
Net Realized and Unrealized Gain (Loss) on Investments	2,029,913	320,437	(2,911,913)	(1,507,471)	1,899,986

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,208,082	$363,688	$(2,767,200)	$(1,437,203)	$2,364,997

See accompanying notes to financial statements.

115

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Six Months Ended December 31, 2014 (Unaudited)

				Commodity Strategies	Commodity Strategies
	U.S. 500	Long/Short	International 500	Enhanced Volatility	Volatility
	Enhanced Volatility	Strategies	Enhanced Volatility	Weighted Fund	Weighted Fund
	Weighted Fund	Fund	Weighted Fund	(Consolidated)	(Consolidated)
Investment Income:
Dividend income from unaffiliated investments	$1,947,611	$216,271	$1,210,676	$851	$—
Dividend income from affiliated investments	48,759	1,518	—	604	1,762
Interest income	638	308	1,702	38,896	51,153
Securities lending income	35,851	2,544	545	—	17
Less: foreign dividend tax withheld	(734)	(81)	(124,841)	—	—
Total Investment Income	2,032,125	220,560	1,088,082	40,351	52,932

Expenses:
Investment advisory fees	1,341,322	155,758	666,388	71,940	70,029
12b-1 fees:
Class A	94,570	4,386	36,247	2,626	4,788
Class C	201,156	318	35,325	675	960
Class T	33,015	31	9,169	215	48
Administration fees	80,453	15,098	70,235	8,545	9,106
Professional fees	30,877	3,840	14,481	1,993	2,480
Registration fees	24,768	4,987	9,807	4,987	7,453
Printing expenses	21,461	2,492	10,662	1,151	1,334
Compliance officer fees	10,920	1,274	5,080	583	766
Non 12b-1 shareholder servicing fees	9,654	1,042	9,654	975	1,249
Custody fees	8,985	1,973	63,453	1,293	1,271
Insurance expenses	5,016	599	2,358	284	365
Trustees’ fees	1,561	1,561	1,561	1,561	1,561
Interest expense	—	—	143	—	—
Miscellaneous expenses	3,836	2,576	2,576	2,631	2,576
Total Expenses	1,867,594	195,935	937,139	99,459	103,986
Less: Fees waived and expenses reimbursed by Advisor	(89,631)	(23,048)	(109,764)	(18,242)	(21,532)
Net Expenses	1,777,963	172,887	827,375	81,217	82,454

Net Investment Income (Loss)	254,162	47,673	260,707	(40,866)	(29,522)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions	7,307,738	452,760	42,625	1,000	8,513
Net realized loss on futures contracts	(26,343)	(340,823)	(450,452)	(653,602)	(1,609,794)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,525,980	596,024	(8,539,396)	(6,641)	(25,918)
Net change in unrealized depreciation on futures contracts	(21,421)	(93,640)	(34,234)	(381,605)	(815,459)
Net Realized and Unrealized Gain (Loss) on Investments	9,785,954	614,321	(8,981,457)	(1,040,848)	(2,442,658)

Net Increase (Decrease) in Net Assets Resulting From Operations	$10,040,116	$661,994	$(8,720,750)	$(1,081,714)	$(2,472,180)

See accompanying notes to financial statements.

116

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Six Months Ended December 31, 2014 (Unaudited)

	Market Neutral	Enhanced	Ultra Short-Term
	Income	Fixed Income	Fixed Income
	Fund	Fund	Fund
Investment Income:
Dividend income from unaffiliated investments	$987,404	$—	$—
Dividend income from affiliated investments	—	6,485	—
Interest income	2,670	181,876	64,676
Securities lending income	5,821	61	—
Less: foreign dividend tax withheld	(37,073)	—	—
Total Investment Income	958,822	188,422	64,676

Expenses:
Investment advisory fees	238,194	128,395	30,250
12b-1 fees:
Class A	35,122	36,778	7,021
Class C	1,846	2,185	—
Class T	187	624	—
Administration fees	31,604	20,663	7,132
Printing expenses	6,352	5,136	1,512
Registration fees	4,987	6,247	4,691
Compliance officer fees	3,290	2,534	863
Professional fees	9,546	7,385	2,609
Custody fees	1,995	4,702	997
Insurance expenses	1,570	1,386	405
Trustees’ fees	1,561	1,561	1,561
Non 12b-1 shareholder servicing fees	756	493	745
Miscellaneous expenses	3,837	5,096	2,576
Total Expenses	340,847	223,185	60,362
Less: Fees waived and expenses reimbursed by Advisor	(17,908)	(29,492)	(34,456)
Net Expenses	322,939	193,693	25,906

Net Investment Income (Loss)	635,883	(5,271)	38,770

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on unaffiliated investments	1,993,528	19,393	3,101
Net realized gain from options on futures	923,053	—	—
Net realized gain (loss) from futures contracts	(213,384)	711,271	—
Net realized gain on foreign exchange contracts	714	—	—
Net change in unrealized depreciation on unaffiliated investments and foreign exchange contracts	(3,186,613)	(117,624)	—
Net change in unrealized depreciation from options on futures	(34,508)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	(802,265)	167,642	—
Net Realized and Unrealized Gain (Loss) on Investments	(1,319,475)	780,682	3,101

Net Increase (Decrease) in Net Assets Resulting From Operations	$(683,592)	$775,411	$41,871

See accompanying notes to financial statements.

117

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Six Months Ended December 31, 2014 (Unaudited)

	Multi-Asset	Multi-Asset	Alternative
	Balanced	Growth	Strategies
	Fund	Fund	Fund
Investment Income:
Dividend income from affiliated investments	$2,196,882	$1,202,495	$1,356,878
Interest income	1,643	400	421
Total Investment Income	2,198,525	1,202,895	1,357,299

Expenses:
12b-1 fees:
Class A	102,130	52,621	61,139
Class C	72,265	32,608	44,085
Class T	22,449	9,717	6,151
Registration fees	35,783	20,384	20,384
Administration fees	12,368	19,775	22,115
Printing expenses	23,014	5,250	6,019
Custody fees	5,571	5,085	5,217
Compliance officer fees	3,744	2,795	3,292
Professional fees	16,696	8,211	9,660
Non 12b-1 shareholder servicing fees	2,629	1,775	8,329
Trustees’ fees	1,583	1,583	1,583
Insurance expenses	8,110	1,317	1,567
Interest/penalty on deficiency dividend	224,411	—	—
Miscellaneous expenses	2,630	2,521	2,576
Total Expenses	533,383	163,642	192,117
Less: Expenses reimbursed by the administrator	(224,411)	—	—
Less: Fees waived and expenses reimbursed/recouped by Advisor	15,530	(1,013)	(5,620)
Net Expenses	324,502	162,629	186,497

Net Investment Income	1,874,023	1,040,266	1,170,802

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on affiliated investments	1,388,686	1,437,907	748,586
Distributions of realized gains from affiliated underlying investment companies	1,157,291	1,196,268	229,350
Net change in unrealized depreciation on affiliated investments	(5,178,592)	(4,201,519)	(3,217,995)
Net change in unrealized depreciation from futures contracts	—	—	(70,103)
Net Realized and Unrealized Loss on Investments	(2,632,615)	(1,567,344)	(2,310,162)

Net Decrease in Net Assets Resulting From Operations	$(758,592)	$(527,078)	$(1,139,360)

See accompanying notes to financial statements.

118

COMPASS EMP FUNDS
Statements of Changes in Net Assets

	U.S. 500	U.S. 500	U.S. Small Cap	U.S. Small Cap	International	International
	Volatility	Volatility	500 Volatility	500 Volatility	500 Volatility	500 Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighed Fund	Weighed Fund
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
Operations:
Net investment income	$178,169	$321,222	$43,251	$78,843	$144,713	$374,215
Net realized gain on investments, futures contracts and foreign currency transactions	1,989,350	1,958,921	694,288	1,448,563	177,955	2,683,633
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	40,563	5,271,567	(373,851)	1,229,679	(3,089,868)	2,384,654
Net increase (decrease) in net assets resulting from operations	2,208,082	7,551,710	363,688	2,757,085	(2,767,200)	5,442,502

Distributions to Shareholders:
Net investment income
Class A	(62,229)	(231,160)	(16,746)	(241,182)	(37,613)	(453,753)
Class C	(520)	(3,172)	(361)	(40,724)	(56)	(1,913)
Class I	(112,231)	(392,280)	(29,230)	(433,168)	(97,912)	(831,173)
Class T	(706)	(1,919)	(114)	(1,715)	(51)	(173)
Net realized gains
Class A	(1,478,698)	(72,620)	(559,095)	(40,745)	(732,838)	(51,863)
Class C	(105,106)	(1,083)	(163,962)	(7,689)	(7,708)	(180)
Class I	(2,032,582)	(100,345)	(636,483)	(70,088)	(1,348,626)	(87,307)
Class T	(26,775)	(538)	(6,639)	(303)	(1,107)	(22)
Total distributions to shareholders	(3,818,847)	(803,117)	(1,412,630)	(835,614)	(2,225,911)	(1,426,384)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,167,689	8,148,526	1,220,194	3,794,251	737,382	4,331,470
Class C	673,978	975,800	585,979	1,376,676	38,060	139,686
Class I	7,368,482	27,440,535	1,555,179	10,524,231	3,685,284	24,352,475
Class T	963	243,555	20,359	29,143	14,473	—
Reinvestment of distributions
Class A	1,249,071	246,923	572,384	281,381	682,125	442,131
Class C	104,853	4,182	163,900	48,159	7,073	2,093
Class I	744,353	79,272	254,607	115,675	235,797	173,633
Class T	7,131	1,127	6,752	2,018	1,158	195
Cost of shares redeemed
Class A	(2,842,171)	(2,922,645)	(1,905,352)	(1,056,692)	(1,299,754)	(1,716,326)
Class C	(142,810)	(235,532)	(126,861)	(155,828)	(45,396)	(29,176)
Class I	(8,026,739)	(5,388,895)	(3,981,642)	(2,914,808)	(1,731,047)	(3,866,471)
Class T	—	(1,347)	(522)	(318)	—	(897)
Net increase (decrease) in net assets from share transactions of beneficial interest	304,800	28,591,501	(1,635,023)	12,043,888	2,325,155	23,828,813

Total Increase (Decrease) in Net Assets	(1,305,965)	35,340,094	(2,683,965)	13,965,359	(2,667,956)	27,844,931
Net Assets:
Beginning of period	48,296,933	12,956,839	19,678,779	5,713,420	36,149,765	8,304,834
End of period*	$46,990,968	$48,296,933	$16,994,814	$19,678,779	$33,481,809	$36,149,765
* Includes accumulated net investment income (loss) at end of period	$9,381	$6,898	$(978)	$2,222	$(75,612)	$(84,693)

Share Activity:
Shares Sold
Class A	82,748	635,084	89,581	277,114	61,600	360,080
Class C	48,316	73,817	43,805	102,977	3,107	11,464
Class I	517,535	2,200,482	112,877	706,591	304,368	2,082,296
Class T	68	18,634	1,506	2,083	1,146	—
Shares Reinvested
Class A	95,528	18,956	45,160	20,632	62,300	37,113
Class C	8,109	322	13,039	3,554	651	173
Class I	56,896	6,064	20,032	8,471	21,486	14,535
Class T	548	87	533	148	106	16
Shares Redeemed
Class A	(204,391)	(224,450)	(138,593)	(77,842)	(109,237)	(141,963)
Class C	(10,154)	(17,630)	(9,168)	(11,664)	(3,559)	(2,328)
Class I	(563,821)	(410,488)	(287,314)	(213,673)	(140,063)	(317,745)
Class T	—	(99)	(39)	(23)	—	(73)
Net increase (decrease) in shares of beneficial interest outstanding	31,382	2,300,779	(108,581)	818,368	201,905	2,043,568

See accompanying notes to financial statements.

119

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Emerging Market	Emerging Market	REC Enhanced	REC Enhanced	U.S. 500	U.S. 500
	500 Volatility	500 Volatility	Volatility	Volatility	Enhanced Volatility	Enhanced Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
Operations:
Net investment income	$70,268	$107,220	$465,011	$135,151	$254,162	$345,920
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(16,049)	(218,940)	693,969	48,635	7,281,395	5,087,981
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(1,491,422)	1,567,657	1,206,017	1,450,005	2,504,559	18,598,452
Net increase (decrease) in net assets resulting from operations	(1,437,203)	1,455,937	2,364,997	1,633,791	10,040,116	24,032,353

Distributions to Shareholders:
Net investment income
Class A	(33,145)	(49,324)	(110,050)	(55,489)	(68,221)	(492,909)
Class C	(2,183)	(4,382)	(7,254)	—	—	(95,705)
Class I	(67,790)	(62,503)	(173,260)	(79,192)	(168,253)	(782,097)
Class T	(1,040)	(816)	(2,044)	(470)	(4,688)	(34,419)
Net realized gains
Class A	—	—	(95,462)	(151,098)	(4,071,390)	(99,499)
Class C	—	—	(12,971)	(9,971)	(2,493,428)	(26,720)
Class I	—	—	(148,396)	(177,610)	(4,174,577)	(126,327)
Class T	—	—	(2,506)	(1,420)	(795,803)	(8,021)
Return of capital
Class A	—	—	—	(22,187)	—	—
Class C	—	—	—	(1,601)	—	—
Class I	—	—	—	(27,336)	—	—
Class T	—	—	—	(304)	—	—
Total distributions to shareholders	(104,158)	(117,025)	(551,943)	(526,678)	(11,776,360)	(1,665,697)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,917,257	8,942,485	1,207,790	11,118,800	17,061,932	58,167,296
Class C	439,042	1,383,248	535,190	558,009	15,477,909	29,373,290
Class I	8,527,890	9,317,493	1,262,234	17,474,084	28,278,889	96,563,649
Class T	153,963	199,200	71,294	139,352	5,165,160	8,559,904
Reinvestment of distributions
Class A	29,728	44,808	203,960	228,537	4,057,213	577,119
Class C	2,063	4,161	17,472	9,266	2,395,147	117,169
Class I	12,494	8,028	48,600	28,672	2,379,330	228,912
Class T	1,035	815	3,691	1,723	761,171	38,569
Cost of shares redeemed
Class A	(3,086,012)	(3,312,496)	(4,539,225)	(3,034,023)	(19,072,786)	(10,279,037)
Class C	(140,014)	(92,689)	(158,496)	(61,086)	(1,888,954)	(1,299,981)
Class I	(3,271,973)	(2,646,742)	(3,164,318)	(3,337,097)	(43,552,255)	(18,556,354)
Class T	(184)	(24,198)	(453)	(933)	(103,840)	(62,540)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,585,289	13,824,113	(4,512,261)	23,125,304	10,958,916	163,427,996

Total Increase (Decrease) in Net Assets	3,043,928	15,163,025	(2,699,207)	24,232,417	9,222,672	185,794,652
Net Assets:
Beginning of period	19,586,271	4,423,246	28,593,884	4,361,467	213,758,462	27,963,810
End of period*	$22,630,199	$19,586,271	$25,894,677	$28,593,884	$222,981,134	$213,758,462
* Includes accumulated net investment income (loss) at end of period	$(24,135)	$9,755	$172,403	$—	$36,643	$23,643

Share Activity:
Shares Sold
Class A	187,305	892,514	103,287	1,028,440	1,201,532	4,478,974
Class C	41,587	138,266	46,053	51,379	1,099,757	2,240,819
Class I	794,516	933,824	109,370	1,582,263	2,000,543	7,581,379
Class T	14,343	19,521	6,141	12,840	368,206	644,768
Shares Reinvested
Class A	2,926	4,305	17,686	21,088	302,551	44,610
Class C	200	399	1,512	860	180,766	9,111
Class I	1,236	769	4,201	2,629	177,467	17,557
Class T	101	77	320	159	56,974	2,989
Shares Redeemed
Class A	(291,985)	(335,203)	(390,668)	(279,153)	(1,354,179)	(780,801)
Class C	(13,217)	(9,440)	(14,104)	(5,533)	(134,980)	(96,903)
Class I	(306,295)	(264,858)	(267,550)	(308,678)	(3,059,029)	(1,413,579)
Class T	(19)	(2,548)	(38)	(87)	(7,250)	(4,637)
Net increase (decrease) in shares of beneficial interest outstanding	430,698	1,377,626	(383,790)	2,106,207	832,358	12,724,287

See accompanying notes to financial statements.

120

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Long/Short	Long/Short	International 500	International 500
	Strategies	Strategies	Enhanced Volatility	Enhanced Volatility
	Fund	Fund	Weighted Fund	Weighted Fund
	For the Six Months Ended		For the Six Months Ended
	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
Operations:
Net investment income (loss)	$47,673	$(174,354)	$260,707	$669,403
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	111,937	273,652	(407,827)	5,022,064
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	502,384	939,702	(8,573,630)	6,086,173
Net increase (decrease) in net assets resulting from operations	661,994	1,039,000	(8,720,750)	11,777,640

Distributions to Shareholders:
Net investment income
Class A	(504)	—	(50,012)	(775,591)
Class C	—	—	(1,250)	(90,486)
Class I	(16,511)	—	(173,164)	(1,257,140)
Class T	—	—	(5,138)	(37,967)
Net realized gains
Class A	(10,262)	—	(908,002)	(48,251)
Class C	(257)	—	(271,718)	(6,017)
Class I	(62,383)	—	(2,309,234)	(66,840)
Class T	(39)	—	(129,588)	(1,635)
Total distributions to shareholders	(89,956)	—	(3,848,106)	(2,283,927)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	74,407	605,952	3,938,450	19,923,245
Class C	61,200	27,067	2,778,300	5,547,029
Class I	140,686	24,050,477	21,056,541	54,512,960
Class T	—	10,979	1,250,980	3,073,613
Reinvestment of distributions
Class A	10,766	—	946,465	811,063
Class C	257	—	248,315	87,508
Class I	503	—	547,739	232,366
Class T	39	—	131,346	30,025
Cost of shares redeemed
Class A	(460,604)	(3,262,177)	(8,799,094)	(3,970,718)
Class C	(10,558)	(2,699)	(784,152)	(264,316)
Class I	(3,263,035)	(7,136,176)	(8,938,096)	(9,234,554)
Class T	—	—	(384,227)	(10,294)
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,446,339)	14,293,423	11,992,567	70,737,927

Total Increase (Decrease) in Net Assets	(2,874,301)	15,332,423	(576,289)	80,231,640

Net Assets:
Beginning of period	26,010,694	10,678,271	99,593,031	19,361,391
End of period*	$23,136,393	$26,010,694	$99,016,742	$99,593,031
* Includes accumulated net investment loss at end of period	$(29,056)	$(59,714)	$(158,356)	$(177,924)

Share Activity:
Shares Sold
Class A	6,775	57,091	336,903	1,722,881
Class C	5,599	2,563	237,599	479,259
Class I	12,628	2,231,164	1,731,308	4,752,337
Class T	—	1,021	105,237	257,380
Shares Reinvested
Class A	978	—	87,039	70,264
Class C	24	—	23,091	7,598
Class I	46	—	50,161	19,899
Class T	4	—	12,128	2,533
Shares Redeemed
Class A	(41,725)	(306,686)	(750,623)	(338,304)
Class C	(966)	(255)	(67,764)	(22,070)
Class I	(292,787)	(664,202)	(772,309)	(793,124)
Class T	—	—	(34,707)	(863)
Net increase (decrease) in shares of beneficial interest outstanding	(309,424)	1,320,696	958,063	6,157,790

See accompanying notes to financial statements.

121

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Commodity Strategy	Commodity Strategy	Commodity	Commodity
	Enhanced Volatility	Enhanced Volatility	Strategies Volatility	Strategies Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
	(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)
	For the Six Months Ended		For the Six Months Ended
	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
Operations:
Net investment loss	$(40,866)	$(115,223)	$(29,522)	$(55,477)
Net realized gain (loss) on investments, options on futures and futures contracts	(652,602)	174,726	(1,601,281)	999,995
Net change in unrealized appreciation (depreciation) on investments, options on futures and futures contracts	(388,246)	170,241	(841,377)	767,930
Net increase (decrease) in net assets resulting from operations	(1,081,714)	229,744	(2,472,180)	1,712,448

Distributions to Shareholders:
Net investment income
Class A	(16,768)	—	(391,394)	—
Class C	(2,261)	—	(24,325)	—
Class I	(101,708)	—	(1,041,101)	—
Class T	(868)	—	(2,034)	—
Total distributions to shareholders	(121,605)	—	(1,458,854)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	844,101	700,157	2,195,194	2,864,053
Class C	185,449	42,943	75,002	117,533
Class I	806,479	2,639,530	1,846,178	10,426,225
Class T	—	89,197	539	1,943
Reinvestment of distributions
Class A	16,843	—	377,710	—
Class C	2,237	—	22,121	—
Class I	4,670	—	69,261	—
Class T	586	—	2,034	—
Cost of shares redeemed
Class A	(559,388)	(2,368,925)	(1,141,646)	(2,559,478)
Class C	(15,103)	(2,635)	(13,550)	(12,375)
Class I	(763,052)	(7,252,472)	(1,188,008)	(8,098,643)
Class T	—	—	(95)	(955)
Net increase (decrease) in net assets from share transactions of beneficial interest	522,822	(6,152,205)	2,244,740	2,738,303

Total Increase (Decrease) in Net Assets	(680,497)	(5,922,461)	(1,686,294)	4,450,751

Net Assets:
Beginning of period	11,443,634	17,366,095	14,228,914	9,778,163
End of period*	$10,763,137	$11,443,634	$12,542,620	$14,228,914
* Includes accumulated net investment loss at end of period	$(315,878)	$(153,407)	$(1,560,378)	$(72,002)

Share Activity:
Shares Sold
Class A	91,686	74,774	281,479	308,164
Class C	20,608	4,592	8,823	12,282
Class I	87,366	282,813	219,347	1,154,985
Class T	—	9,282	60	203
Shares Reinvested
Class A	1,943	—	51,955	—
Class C	263	—	3,090	—
Class I	536	—	9,501	—
Class T	68	—	281	—
Shares Redeemed
Class A	(61,580)	(254,792)	(137,590)	(273,993)
Class C	(1,655)	(277)	(1,559)	(1,330)
Class I	(83,591)	(768,447)	(136,747)	(852,418)
Class T	—	—	(11)	(98)
Net increase (decrease) in shares of beneficial interest outstanding	55,644	(652,055)	298,629	347,795

See accompanying notes to financial statements.

122

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Market Neutral	Market Neutral	Enhanced	Enhanced	Ultra Short-Term	Ultra Short-Term
	Income	Income	Fixed Income	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended	December 31, 2014	For the Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
Operations:
Net investment income (loss)	$635,883	$359,379	$(5,271)	$75,647	$38,770	$75,649
Net realized gain (loss) on investments, options on futures and futures contracts	2,703,911	(1,259,511)	730,664	122,265	3,101	794
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,023,386)	1,732,306	50,018	1,015,680	—	—
Net increase (decrease) in net assets resulting from operations	(683,592)	832,174	775,411	1,213,592	41,871	76,443

Distributions to Shareholders:
Net Investment Income
Class A	(265,237)	(149,677)	(440,028)	(16,943)	(10,087)	(21,590)
Class C	(2,228)	(893)	(5,699)	—	—	—
Class I	(383,504)	(200,514)	(350,363)	(63,119)	(28,847)	(55,440)
Class T	(623)	(327)	(3,558)	(6)	—	—
Net Realized Gains
Class A	(178,488)	—	—	—	(692)	—
Class C	(3,141)	—	—	—	—	—
Class I	(229,940)	—	—	—	(1,205)	—
Class T	(485)	—	—	—	—	—
Total distributions to shareholders	$(1,063,646)	$(351,411)	$(799,648)	$(80,068)	$(40,831)	$(77,030)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,098,922	24,907,857	681,201	24,205,580	791,259	4,329,672
Class C	272,021	141,975	238,342	118,649	—	—
Class I	4,385,147	31,455,908	4,319,275	26,316,552	915,068	11,845,054
Class T	210	40,568	630	145,447	—	—
Reinvestment of distributions
Class A	442,815	149,512	439,982	16,939	11,213	19,955
Class C	3,969	825	5,513	—	—	—
Class I	34,795	10,509	3,572	973	24,245	27,877
Class T	1,108	327	3,128	6	—	—
Cost of shares redeemed
Class A	(2,601,509)	(8,013,742)	(2,997,384)	(31,681,019)	(1,361,178)	(3,545,138)
Class C	(60,395)	(15,570)	(76,508)	(492)	—	—
Class I	(3,210,086)	(7,033,912)	(2,072,813)	(8,529,227)	(2,511,371)	(5,668,473)
Class T	(1,041)	(1,389)	(3,187)	(4,285)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	365,956	41,642,868	541,751	10,589,123	(2,130,764)	7,008,947

Total Increase (Decrease) in Net Assets	(1,381,282)	42,123,631	517,514	11,722,647	(2,129,724)	7,008,360

Net Assets:
Beginning of period	63,038,922	20,915,291	48,934,375	37,211,728	16,810,540	9,802,180
End of period*	$61,657,640	$63,038,922	$49,451,889	$48,934,375	$14,680,816	$16,810,540
* Includes accumulated net investment loss at end of period	$(23,110)	$(7,401)	$(676,992)	$—	$(2,061)	$(587)

Share Activity:
Shares Sold
Class A	112,613	2,554,645	68,322	2,470,997	79,126	432,969
Class C	28,197	14,810	24,322	12,163	—	—
Class I	446,536	3,206,934	436,501	2,694,694	91,508	1,184,505
Class T	22	4,213	63	14,843	—	—
Shares Reinvested
Class A	45,982	15,227	44,353	1,733	1,121	1,996
Class C	416	85	562	—	—	—
Class I	3,599	1,076	360	99	2,424	2,788
Class T	115	33	316	1	—	—
Shares Redeemed
Class A	(267,276)	(822,131)	(300,955)	(3,220,193)	(136,117)	(354,514)
Class C	(6,249)	(1,604)	(7,781)	(50)	—	—
Class I	(329,521)	(718,805)	(208,320)	(864,646)	(251,138)	(566,847)
Class T	(108)	(144)	(322)	(436)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	34,326	4,254,339	57,421	1,109,205	(213,076)	700,897

See accompanying notes to financial statements.

123

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Multi-Asset	Multi-Asset	Multi Asset	Multi-Asset	Multi-Asset	Multi Asset
	Balanced	Balanced	Balanced	Growth	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
	For the Six Months Ended			For the Six Months Ended
	December 31, 2014	For the Period Ended	For the Year Ended	December 31, 2014	For the Period Ended	For the Year Ended
	(Unaudited)	June 30, 2014 (a)	November 30, 2013	(Unaudited)	June 30, 2014 (a)	November 30, 2013
Operations:
Net investment income	$1,874,023	$1,093,992	$211,099	$1,040,266	$1,093,538	$301,152
Net realized gain on investments, futures contracts and foreign currency transactions	1,388,686	436,708	7,458,859	1,437,907	471,611	8,605,124
Distributions of realized gains from underlying investment companies	1,157,291	4,298	—	1,196,268	2,959	—
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(5,178,592)	3,485,078	237,085	(4,201,519)	2,390,093	1,880,119

Net increase (decrease) in net assets resulting from operations	(758,952)	5,020,076	7,907,043	(527,078)	3,958,201	10,786,395

Distributions to Shareholders:
Net Investment Income
Class A	(1,645,058)	—	(2,672,969)	(925,806)	(1,085,730)	—
Class C	(181,327)	—	(735,234)	(95,034)	(104,872)	—
Class T	(149,876)	—	(410,692)	(77,594)	(85,965)	—
Net realized gains
Class A	(918,033)	(5,092,004)	(1,104,099)	(1,455,357)	(5,990,425)	—
Class C	(163,018)	(1,107,628)	(53,046)	(222,738)	(823,835)	—
Class T	(97,782)	(680,225)	(68,228)	(136,415)	(514,682)	—
Total distributions to shareholders	$(3,155,094)	$(6,879,857)	$(5,044,268)	$(2,912,944)	$(8,605,509)	$—
Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,927,315	10,876,849	62,488,448	1,738,640	3,657,935	31,589,743
Class C	1,081,742	927,874	1,760,046	253,833	1,571,681	830,245
Class T	171,582	628,912	1,051,841	124,735	750,897	974,678
Reinvestment of distributions
Class A	2,528,227	4,945,163	3,681,304	2,363,795	6,984,467	—
Class C	309,236	996,710	716,908	300,169	871,195	—
Class T	235,462	667,561	471,375	168,065	493,374	—
Cost of shares redeemed
Class A	(7,556,622)	(9,266,148)	(78,333,920)	(4,257,853)	(9,404,114)	(42,871,637)
Class C	(1,357,181)	(3,367,558)	(11,312,524)	(1,069,111)	(822,814)	(3,634,346)
Class T	(839,496)	(2,175,298)	(4,955,658)	(287,635)	(537,787)	(1,565,679)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,500,265	4,234,065	(24,432,180)	(665,362)	3,564,834	(14,676,996)

Total Increase (Decrease) in Net Assets	(2,413,421)	2,374,284	(21,569,405)	(4,105,384)	(1,082,474)	(3,890,601)

Net Assets:
Beginning of period	106,491,761	104,117,477	125,686,882	54,997,758	56,080,232	59,970,833
End of period*	$104,078,340	$106,491,761	$104,117,477	$50,892,374	$54,997,758	$56,080,232
* Includes accumulated net investment income (loss) at end of period	$(102,237)	$—	$—	$(58,168)	$—	$15,147
Share Activity:
Shares Sold
Class A	563,823	902,220	5,004,205	142,418	303,139	2,356,396
Class C	89,808	77,565	146,022	21,471	134,312	66,379
Class T	14,047	52,377	86,150	10,253	63,394	77,757
Shares Reinvested
Class A	213,713	422,303	304,336	207,169	610,530	—
Class C	26,636	86,670	60,133	27,091	78,274	—
Class T	19,954	57,154	39,076	14,899	43,584	—
Shares Redeemed
Class A	(615,415)	(766,908)	(6,294,256)	(344,813)	(739,519)	(3,212,939)
Class C	(113,315)	(285,215)	(937,191)	(90,512)	(70,579)	(295,636)
Class T	(68,590)	(179,989)	(403,323)	(24,368)	(45,441)	(122,678)
Net increase (decrease) in shares of beneficial interest outstanding	130,661	366,177	(1,994,848)	(36,392)	377,694	(1,130,721)

(a)	Represents the period December 1, 2013 to June 30, 2014.

See accompanying notes to financial statements.

124

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Alternative	Alternative	Alternative
	Strategies	Strategies	Strategies
	Fund	Fund	Fund
	For the Six Months Ended
	December 31, 2014	For the Year Ended	For the Year Ended
	(Unaudited)	June 30, 2014 (a)	November 30, 2013
Operations:
Net investment income (loss)	$1,170,802	$169,877	$(556,789)
Net realized gain on investments and futures contracts	748,586	1,745,072	3,981,902
Distributions of realized gains from underlying investment companies	229,350	4,395	—
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,288,098)	2,384,665	275,969
Net (gain) loss attributable to the non-controlling interest	—	(1,194,493)	456,576
Net increase (decrease) in net assets resulting from operations	(1,139,360)	3,109,516	4,157,658

Distributions to Shareholders:
Net Investment Income
Class A	(1,064,520)	—	—
Class C	(117,166)	—	—
Class T	(52,030)	—	—
Total distributions to shareholders	$(1,233,716)	$—	$—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,012,961	3,572,975	9,971,959
Class C	158,614	329,463	754,433
Class T	127,251	184,733	291,516
Reinvestment of distributions
Class A	868,041	(14,191,626)	(73,271,483)
Class C	109,675	(4,117,702)	(12,765,923)
Class T	47,570	(336,471)	(1,733,038)
Cost of shares redeemed
Class A	(10,217,568)	—	—
Class C	(1,600,893)	—	—
Class T	(178,469)	—	—
Net decrease in net assets from share transactions of beneficial interest - Controlling Interest	(5,672,818)	(14,558,628)	(76,752,536)

Share Transactions of Beneficial Interest - Non-controlling Interest
Non-Controlling interest on dates of initial consolidation	$—	$—	$18,857,566
Non-Controlling interest on dates of deconsolidation	(16,677,714)	(8,799,112)	—
Proceeds from shares sold	—	2,820,603	19,649,905
Cost of shares redeemed	—	(2,643,745)	(13,687,854)
Net gain (loss) attributable to non-controlling interest	—	1,194,493	(456,576)
Net increase (decrease) in net assets from share transactions of beneficial interest - Non-controlling Interest	(16,677,714)	(7,427,761)	24,363,041

Total Decrease in Net Assets	(24,723,608)	(18,876,873)	(48,231,837)

Net Assets:
Beginning of period	80,068,790	98,945,663	147,177,500
End of period*	$55,345,182	$80,068,790	$98,945,663
* Includes accumulated net investment loss at end of period	$(3,346,353)	$(210,183)	$(703,129)
Share Activity:
Shares Sold
Class A	485,699	351,172	1,010,005
Class C	15,807	33,250	78,179
Class T	12,467	17,915	29,697
Shares Reinvested
Class A	85,775	—	—
Class C	11,112	—	—
Class T	4,747	—	—
Shares Redeemed
Class A	(985,334)	(1,395,626)	(7,415,927)
Class C	(159,096)	(415,981)	(1,320,389)
Class T	(17,350)	(33,442)	(177,222)
Net decrease in shares of beneficial interest outstanding	(546,173)	(1,442,712)	(7,795,657)

(a)	Represents the period December 1, 2013 to June 30, 2014.

See accompanying notes to financial statements.

125

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.17		$11.72	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.05		0.08	0.06
Net realized and unrealized gain on investments	0.60		2.59	1.72
Total from investment operations	0.65		2.67	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.17)	(0.06)
From net realized gains on investments	(1.11)		(0.05)	—
Total distributions	(1.16)		(0.22)	(0.06)

Net asset value, end of period	$13.66		$14.17	$11.72

Total return (3)	4.95	% (4)	23.00%	17.86	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,085		$20,163	$11,641
Ratios to average net assets
Expenses, before waiver/reimbursement	1.37	% (5)	1.34%	1.63	% (5)
Expenses, net waiver/reimbursement	1.20	% (5)	1.20%	1.20	% (5)
Net investment income, before waiver/reimbursement	0.50	% (5)	0.51%	0.49	% (5)
Net investment income, net waiver/reimbursement	0.67	% (5)	0.65%	0.92	% (5)
Portfolio turnover rate	16.60	% (4)	34.08%	14.88	% (4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

126

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.06		$11.68	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.00	) (3)	(0.01)	0.01
Net realized and unrealized gain on investments	0.58		2.57	1.72
Total from investment operations	0.58		2.56	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (3)	(0.13)	(0.05)
From net realized gains on investments	(1.11)		(0.05)	—
Total distributions	(1.11)		(0.18)	(0.05)

Net asset value, end of period	$13.53		$14.06	$11.68

Total return (4)	4.55	% (5)	22.13%	17.28	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,428		$833	$32
Ratios to average net assets
Expenses, before waiver/reimbursement	2.12	% (6)	2.09%	2.38	% (6)
Expenses, net waiver/reimbursement	1.95	% (6)	1.95%	1.95	% (6)
Net investment loss, before waiver/reimbursement	(0.19	)% (6)	(0.24)%	(0.30	)% (6)
Net investment income (loss), net waiver/reimbursement	(0.02	)% (6)	(0.10)%	0.13	% (6)
Portfolio turnover rate	16.60	% (5)	34.08%	14.88	% (5)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Amount is less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

127

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.19		$11.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.07		0.12	0.07
Net realized and unrealized gain on investments	0.60		2.59	1.73
Total from investment operations	0.67		2.71	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.20)	(0.07)
From net realized gains on investments	(1.11)		(0.05)	—
Total distributions	(1.18)		(0.25)	(0.07)

Net asset value, end of period	$13.68		$14.19	$11.73

Total return (3)	5.08	% (4)	23.36%	18.07	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,143		$26,962	$1,221
Ratios to average net assets
Expenses, before waiver/reimbursement	1.12	% (5)	1.09%	1.38	% (5)
Expenses, net waiver/reimbursement	0.95	% (5)	0.95%	0.95	% (5)
Net investment income, before waiver/reimbursement	0.75	% (5)	0.76%	0.53	% (5)
Net investment income, net waiver/reimbursement	0.92	% (5)	0.90%	0.96	% (5)
Portfolio turnover rate	16.60	% (4)	34.08%	14.88	% (4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

128

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.13		$11.70	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.03		0.05	0.05
Net realized and unrealized gain on investments	0.60		2.58	1.71
Total from investment operations	0.63		2.63	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.15)	(0.06)
From net realized gains on investments	(1.11)		(0.05)	—
Total distributions	(1.14)		(0.20)	(0.06)

Net asset value, end of period	$13.62		$14.13	$11.70

Total return (3)	4.85	% (4)	22.71%	17.67	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$335		$339	$63
Ratios to average net assets
Expenses, before waiver/reimbursement	1.62	% (5)	1.59%	1.88	% (5)
Expenses, net waiver/reimbursement	1.45	% (5)	1.45%	1.45	% (5)
Net investment income, before waiver/reimbursement	0.25	% (5)	0.25%	0.25	% (5)
Net investment income, net waiver/reimbursement	0.42	% (5)	0.39%	0.68	% (5)
Portfolio turnover rate	16.60	% (4)	34.08%	14.88	% (4)

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

129

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.26		$12.14	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.03		0.06	0.05
Net realized and unrealized gain on investments	0.26		2.80	2.15
Total from investment operations	0.29		2.86	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.63)	(0.06)
From net realized gains on investments	(1.13)		(0.11)	—
Total distributions	(1.17)		(0.74)	(0.06)

Net asset value, end of period	$13.38		$14.26	$12.14

Total return (3)	2.48	% (4)	23.88%	22.04	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,176		$7,705	$3,889
Ratios to average net assets
Expenses, before waiver/reimbursement	1.61	% (5)	1.65%	2.20	% (5)
Expenses, net waiver/reimbursement	1.25	% (5)	1.25%	1.25	% (5)
Net investment income (loss), before waiver/reimbursement	0.08	% (5)	0.01%	(0.22	)% (5)
Net investment income, net waiver/reimbursement	0.44	% (5)	0.41%	0.73	% (5)
Portfolio turnover rate	23.97	% (4)	69.43%	25.25	% (4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

130

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.18		$12.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.02)		(0.04)	(0.04)
Net realized and unrealized gain on investments	0.24		2.82	2.17
Total from investment operations	0.22		2.78	2.13

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (3)	(0.58)	(0.04)
From net realized gains on investments	(1.13)		(0.11)	—
Total distributions	(1.13)		(0.69)	(0.04)

Net asset value, end of period	$13.27		$14.18	$12.09

Total return (4)	2.05	% (5)	23.21%	21.36	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,116		$1,584	$204
Ratios to average net assets
Expenses, before waiver/reimbursement	2.36	% (6)	2.40%	2.95	% (6)
Expenses, net waiver/reimbursement	2.00	% (6)	2.00%	2.00	% (6)
Net investment loss, before waiver/reimbursement	(0.61	)% (6)	(0.74)%	(1.56	)% (6)
Net investment loss, net waiver/reimbursement	(0.24	)% (6)	(0.34)%	(0.61	)% (6)
Portfolio turnover rate	23.97	% (5)	69.43%	25.25	% (5)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

131

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.29		$12.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.05		0.09	0.03
Net realized and unrealized gain on investments	0.25		2.83	2.18
Total from investment operations	0.30		2.92	2.21

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.67)	(0.06)
From net realized gains on investments	(1.13)		(0.11)	—
Total distributions	(1.18)		(0.78)	(0.06)

Net asset value, end of period	$13.41		$14.29	$12.15

Total return (3)	2.61	% (4)	24.32%	22.21	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,618		$10,327	$1,594
Ratios to average net assets
Expenses, before waiver/reimbursement	1.36	% (5)	1.40%	1.95	% (5)
Expenses, net waiver/reimbursement	1.00	% (5)	1.00%	1.00	% (5)
Net investment income (loss), before waiver/reimbursement	0.31	% (5)	0.26%	(0.51	)% (5)
Net investment income, net waiver/reimbursement	0.67	% (5)	0.66%	0.44	% (5)
Portfolio turnover rate	23.97	% (4)	69.43%	25.25	% (4)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

132

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.25		$12.12	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02		0.02	(0.00	) (3)
Net realized and unrealized gain on investments	0.25		2.83	2.17
Total from investment operations	0.27		2.85	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.61)	(0.05)
From net realized gains on investments	(1.13)		(0.11)	—
Total distributions	(1.15)		(0.72)	(0.05)

Net asset value, end of period	$13.37		$14.25	$12.12

Total return (4)	2.38	% (5)	23.77%	21.78	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$85		$62	$26
Ratios to average net assets
Expenses, before waiver/reimbursement	1.86	% (6)	1.90%	2.45	% (6)
Expenses, net waiver/reimbursement	1.50	% (6)	1.50%	1.50	% (6)
Net investment loss, before waiver/reimbursement	(0.11	)% (6)	(0.24)%	(1.00	)% (6)
Net investment income (loss), net waiver/reimbursement	0.25	% (6)	0.16%	(0.05	)% (6)
Portfolio turnover rate	23.97	% (5)	69.43%	25.25	% (5)

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

133

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.87		$10.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.04		0.12	0.15
Net realized and unrealized gain (loss) on investments	(1.03)		2.38	0.87
Total from investment operations	(0.99)		2.50	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.46)	(0.14)
From net realized gains on investments	(0.73)		(0.05)	—
Total distributions	(0.76)		(0.51)	(0.14)

Net asset value, end of period	$11.12		$12.87	$10.88

Total return (3)	(7.49	)% (4)	23.43%	10.23	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,458		$13,073	$8,274
Ratios to average net assets
Expenses, before waiver/reimbursement	1.87	% (5)	1.86%	3.67	% (5)
Expenses, net waiver/reimbursement	1.40	% (5)	1.40%	1.40	% (5)
Net investment income (loss), before waiver/reimbursement	0.19	% (5)	0.57%	(0.08	)% (5)
Net investment income, net waiver/reimbursement	0.66	% (5)	1.03%	2.19	% (5)
Portfolio turnover rate	19.68	% (4)	90.18%	27.47	% (4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

134

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.83		$10.87	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)		0.13	0.22
Net realized and unrealized gain (loss) on investments	(1.01)		2.27	0.76
Total from investment operations	(1.02)		2.40	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.39)	(0.11)
From net realized gains on investments	(0.73)		(0.05)	—
Total distributions	(0.74)		(0.44)	(0.11)

Net asset value, end of period	$11.07		$12.83	$10.87

Total return (3)	(7.84	)% (4)	22.49%	9.79	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$123		$141	$18
Ratios to average net assets
Expenses, before waiver/reimbursement	2.62	% (5)	2.61%	4.42	% (5)
Expenses, net waiver/reimbursement	2.15	% (5)	2.15%	2.15	% (5)
Net investment income (loss), before waiver/reimbursement	(0.56	)% (5)	0.63%	0.95	% (5)
Net investment income (loss), net waiver/reimbursement	(0.09	)% (5)	1.09%	3.22	% (5)
Portfolio turnover rate	19.68	% (4)	90.18%	27.47	% (4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

135

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.88		$10.89	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.06		0.16	0.24
Net realized and unrealized gain (loss) on investments	(1.03)		2.37	0.80
Total from investment operations	(0.97)		2.53	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.49)	(0.15)
From net realized gains on investments	(0.73)		(0.05)	—
Total distributions	(0.78)		(0.54)	(0.15)

Net asset value, end of period	$11.13		$12.88	$10.89

Total return (3)	(7.37	)% (4)	23.70%	10.42	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21,882		$22,932	$8
Ratios to average net assets
Expenses, before waiver/reimbursement	1.62	% (5)	1.61%	3.42	% (5)
Expenses, net waiver/reimbursement	1.15	% (5)	1.15%	1.15	% (5)
Net investment income, before waiver/reimbursement	0.44	% (5)	0.86%	1.19	% (5)
Net investment income, net waiver/reimbursement	0.91	% (5)	1.32%	3.46	% (5)
Portfolio turnover rate	19.68	% (4)	90.18%	27.47	% (4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

136

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.87		$10.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.03		0.07	0.21
Net realized and unrealized gain (loss) on investments	(1.03)		2.40	0.80
Total from investment operations	(1.00)		2.47	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.43)	(0.13)
From net realized gains on investments	(0.73)		(0.05)	—
Total distributions	(0.76)		(0.48)	(0.13)

Net asset value, end of period	$11.11		$12.87	$10.88

Total return (3)	(7.60	)% (4)	23.12%	10.13	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$18		$5	$5
Ratios to average net assets
Expenses, before waiver/reimbursement	2.12	% (5)	2.11%	3.92	% (5)
Expenses, net waiver/reimbursement	1.65	% (5)	1.65%	1.65	% (5)
Net investment income (loss), before waiver/reimbursement	(0.01	)% (5)	0.13%	0.80	% (5)
Net investment income, net waiver/reimbursement	0.46	% (5)	0.59%	3.07	% (5)
Portfolio turnover rate	19.68	% (4)	90.18%	27.47	% (4)

(1)	The Compass EMP International 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

137

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.70		$9.74	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.04		0.07	0.08
Net realized and unrealized gain (loss) on investments	(0.69)		0.96	(0.28)
Total from investment operations	(0.65)		1.03	(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.07)	(0.06)
Total distributions	(0.04)		(0.07)	(0.06)

Net asset value, end of period	$10.01		$10.70	$9.74

Total return (3)	(6.07	)% (4)	10.57%	(1.97	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,895		$9,531	$3,207
Ratios to average net assets
Expenses, before waiver/reimbursement	2.67	% (5)	3.37%	8.32	% (5)
Expenses, net waiver/reimbursement	1.45	% (5)	1.45%	1.45	% (5)
Net investment loss, before waiver/reimbursement	(0.53	)% (5)	(1.25)%	(5.69	)% (5)
Net investment income, net waiver/reimbursement	0.69	% (5)	0.67%	1.18	% (5)
Portfolio turnover rate	16.37	% (4)	48.99%	25.32	% (4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

138

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.63		$9.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)		(0.01)	0.10
Net realized and unrealized gain (loss) on investments	(0.68)		0.96	(0.33)
Total from investment operations	(0.69)		0.95	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.04)	(0.05)
Total distributions	(0.01)		(0.04)	(0.05)

Net asset value, end of period	$9.93		$10.63	$9.72

Total return (3)	(6.47	)% (4)	9.77%	(2.35	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,781		$1,602	$209
Ratios to average net assets
Expenses, before waiver/reimbursement	3.42	% (5)	4.12%	9.07	% (5)
Expenses, net waiver/reimbursement	2.20	% (5)	2.20%	2.20	% (5)
Net investment loss, before waiver/reimbursement	(1.40	)% (5)	(2.00)%	(5.40	)% (5)
Net investment income (loss), net waiver/reimbursement	(0.18	)% (5)	(0.08)%	1.47	% (5)
Portfolio turnover rate	16.37	% (4)	48.99%	25.32	% (4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

139

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.70		$9.75	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.04		0.09	0.14
Net realized and unrealized gain (loss) on investments	(0.67)		0.95	(0.32)
Total from investment operations	(0.63)		1.04	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.09)	(0.07)
Total distributions	(0.06)		(0.09)	(0.07)

Net asset value, end of period	$10.01		$10.70	$9.75

Total return (3)	(6.03	)% (4)	10.68%	(1.79	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,602		$8,236	$970
Ratios to average net assets
Expenses, before waiver/reimbursement	2.42	% (5)	3.12%	8.07	% (5)
Expenses, net waiver/reimbursement	1.20	% (5)	1.20%	1.20	% (5)
Net investment loss, before waiver/reimbursement	(0.49	)% (5)	(1.00)%	(4.81	)% (5)
Net investment income, net waiver/reimbursement	0.71	% (5)	0.92%	2.06	% (5)
Portfolio turnover rate	16.37	% (4)	48.99%	25.32	% (4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

140

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.66		$9.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.01		0.06	0.12
Net realized and unrealized gain (loss) on investments	(0.67)		0.93	(0.33)
Total from investment operations	(0.66)		0.99	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.05)	(0.07)
Total distributions	(0.03)		(0.05)	(0.07)

Net asset value, end of period	$9.97		$10.66	$9.72

Total return (3)	(6.18	)% (4)	10.24%	(2.10	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$352		$222	$37
Ratios to average net assets
Expenses, before waiver/reimbursement	2.92	% (5)	3.62%	8.57	% (5)
Expenses, net waiver/reimbursement	1.70	% (5)	1.70%	1.70	% (5)
Net investment loss, before waiver/reimbursement	(1.03	)% (5)	(1.31)%	(4.98	)% (5)
Net investment income, net waiver/reimbursement	0.19	% (5)	0.61%	1.89	% (5)
Portfolio turnover rate	16.37	% (4)	48.99%	25.32	% (4)

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

141

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.41		$10.89	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.19		0.07	0.12
Net realized and unrealized gain on investments	0.84		0.69	0.97
Total from investment operations	1.03		0.76	1.09

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.06)	(0.12)
In excess of net investment income	—		—	(0.08)
From net realized gains on investments	(0.12)		(0.16)	—
Return of capital	—		(0.02)	—
Total distributions	(0.24)		(0.24)	(0.20)

Net asset value, end of period	$12.20		$11.41	$10.89

Total return (3)	9.13	% (4)	7.14%	10.82	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,901		$12,343	$3,395
Ratios to average net assets
Expenses, before waiver/reimbursement	1.62	% (5)	1.67%	1.99	% (5)
Expenses, net waiver/reimbursement	1.40	% (5)	1.40%	1.40	% (5)
Net investment income, before waiver/reimbursement	3.07	% (5)	0.40%	1.25	% (5)
Net investment income, net waiver/reimbursement	3.29	% (5)	0.67%	1.84	% (5)
Portfolio turnover rate	26.43	% (4)	62.60%	35.24	% (4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

142

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.36		$10.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.16		(0.01)	0.09
Net realized and unrealized gain on investments	0.83		0.68	0.96
Total from investment operations	0.99		0.67	1.05

LESS DISTRIBUTIONS:
From net investment income	(0.09)		—	(0.09)
In excess of net investment income	—		—	(0.08)
From net realized gains on investments	(0.12)		(0.16)	—
Return of capital	—		(0.03)	—
Total distributions	(0.21)		(0.19)	(0.17)

Net asset value, end of period	$12.14		$11.36	$10.88

Total return (3)	8.77	% (4)	6.25%	10.45	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,357		$883	$337
Ratios to average net assets
Expenses, before waiver/reimbursement	2.37	% (5)	2.42%	2.74	% (5)
Expenses, net waiver/reimbursement	2.15	% (5)	2.15%	2.15	% (5)
Net investment income (loss), before waiver/reimbursement	2.32	% (5)	(0.31)%	0.65	% (5)
Net investment income (loss), net waiver/reimbursement	2.54	% (5)	(0.04)%	1.24	% (5)
Portfolio turnover rate	26.43	% (4)	62.60%	35.24	% (4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

143

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.41		$10.89	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.21		0.08	0.19
Net realized and unrealized gain on investments	0.83		0.70	0.91
Total from investment operations	1.04		0.78	1.10

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.08)	(0.18)
In excess of net investment income	—		—	(0.03)
From net realized gains on investments	(0.12)		(0.16)	—
Return of capital	—		(0.02)	—
Total distributions	(0.25)		(0.26)	(0.21)

Net asset value, end of period	$12.20		$11.41	$10.89

Total return (3)	9.24	% (4)	7.36%	11.00	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,378		$15,199	$608
Ratios to average net assets
Expenses, before waiver/reimbursement	1.37	% (5)	1.42%	1.74	% (5)
Expenses, net waiver/reimbursement	1.15	% (5)	1.15%	1.15	% (5)
Net investment income, before waiver/reimbursement	3.32	% (5)	0.47%	1.97	% (5)
Net investment income, net waiver/reimbursement	3.54	% (5)	0.74%	2.56	% (5)
Portfolio turnover rate	26.43	% (4)	62.60%	35.24	% (4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

144

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.37		$10.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.19		0.10	0.12
Net realized and unrealized gain on investments	0.82		0.62	0.95
Total from investment operations	1.01		0.72	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.05)	(0.12)
In excess of net investment income	—		—	(0.07)
From net realized gains on investments	(0.12)		(0.16)	—
Return of capital	—		(0.02)	—
Total distributions	(0.23)		(0.23)	(0.19)

Net asset value, end of period	$12.15		$11.37	$10.88

Total return (3)	8.98	% (4)	6.77%	10.69	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$259		$169	$21
Ratios to average net assets
Expenses, before waiver/reimbursement	1.87	% (5)	1.92%	2.24	% (5)
Expenses, net waiver/reimbursement	1.65	% (5)	1.65%	1.65	% (5)
Net investment income, before waiver/reimbursement	2.82	% (5)	0.64%	1.17	% (5)
Net investment income, net waiver/reimbursement	3.04	% (5)	0.91%	1.76	% (5)
Portfolio turnover rate	26.43	% (4)	62.60%	35.24	% (4)

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

145

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.16		$11.71	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.02		0.03	0.04
Net realized and unrealized gain on investments	0.61		2.58	1.71
Total from investment operations	0.63		2.61	1.75

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.13)	(0.04)
From net realized gains on investments	(0.76)		(0.03)	—
Total distributions	(0.77)		(0.16)	(0.04)

Net asset value, end of period	$14.02		$14.16	$11.71

Total return (3)	4.75	% (4)	22.39%	17.49	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$78,552		$77,212	$20,008
Ratios to average net assets
Expenses, before waiver/reimbursement	1.68	% (5)	1.68%	1.89	% (5)
Expenses, net waiver/reimbursement	1.60	% (5)	1.60%	1.60	% (5)
Net investment income, before waiver/reimbursement	0.20	% (5)	0.17%	0.22	% (5)
Net investment income, net waiver/reimbursement	0.28	% (5)	0.25%	0.51	% (5)
Portfolio turnover rate	27.03	% (4)	29.28%	12.78	% (4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

146

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.05		$11.67	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.03)		(0.07)	(0.03)
Net realized and unrealized gain on investments	0.60		2.57	1.72
Total from investment operations	0.57		2.50	1.69

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.02)
From net realized gains on investments	(0.76)		(0.03)	—
Total distributions	(0.76)		(0.12)	(0.02)

Net asset value, end of period	$13.86		$14.05	$11.67

Total return (3)	4.34	% (4)	21.52%	16.98	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,896		$33,464	$2,673
Ratios to average net assets
Expenses, before waiver/reimbursement	2.43	% (5)	2.43%	2.64	% (5)
Expenses, net waiver/reimbursement	2.35	% (5)	2.35%	2.35	% (5)
Net investment loss, before waiver/reimbursement	(0.55	)% (5)	(0.58)%	(0.63	)% (5)
Net investment loss, net waiver/reimbursement	(0.47	)% (5)	(0.50)%	(0.34	)% (5)
Portfolio turnover rate	27.03	% (4)	29.28%	12.78	% (4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

147

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.16		$11.71	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.04		0.07	0.05
Net realized and unrealized gain on investments	0.61		2.57	1.71
Total from investment operations	0.65		2.64	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.16)	(0.05)
From net realized gains on investments	(0.76)		(0.03)	—
Total distributions	(0.79)		(0.19)	(0.05)

Net asset value, end of period	$14.02		$14.16	$11.71

Total return (3)	4.88	% (4)	22.66%	17.65	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$79,423		$92,699	$4,205
Ratios to average net assets
Expenses, before waiver/reimbursement	1.43	% (5)	1.43%	1.64	% (5)
Expenses, net waiver/reimbursement	1.35	% (5)	1.35%	1.35	% (5)
Net investment income, before waiver/reimbursement	0.45	% (5)	0.42%	0.34	% (5)
Net investment income, net waiver/reimbursement	0.53	% (5)	0.50%	0.63	% (5)
Portfolio turnover rate	27.03	% (4)	29.28%	12.78	% (4)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

148

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$14.12		$11.69	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.01		0.00 (3)	0.00	(3)
Net realized and unrealized gain on investments	0.60		2.57	1.73
Total from investment operations	0.61		2.57	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (3)	(0.11)	(0.04)
From net realized gains on investments	(0.76)		(0.03)	—
Total distributions	(0.76)		(0.14)	(0.04)

Net asset value, end of period	$13.97		$14.12	$11.69

Total return (4)	4.63	% (5)	22.10%	17.35	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,111		$10,384	$1,077
Ratios to average net assets
Expenses, before waiver/reimbursement	1.93	% (6)	1.93%	2.14	% (6)
Expenses, net waiver/reimbursement	1.85	% (6)	1.85%	1.85	% (6)
Net investment loss, before waiver/reimbursement	(0.05	)% (6)	(0.08)%	(0.24	)% (6)
Net investment income, net waiver/reimbursement	0.03	% (6)	0.00%	0.05	% (6)
Portfolio turnover rate	27.03	% (5)	29.28%	12.78	% (5)

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

149

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.02		$10.36	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.01		(0.09)	(0.05)
Net realized and unrealized gain on investments	0.28		0.75	0.41	(3)
Total from investment operations	0.29		0.66	0.36

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (8)	—	—
From net realized gains on investments	(0.03)		—	—
Total distributions	(0.03)		—	—

Net asset value, end of period	$11.28		$11.02	$10.36

Total return (4)	2.70	% (5)	6.37%	3.60	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,362		$3,658	$6,022
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.78	% (6)	1.76%	2.06	% (6)
Expenses, net waiver/reimbursement (7)	1.60	% (6)	1.60%	1.60	% (6)
Net investment loss, before waiver/reimbursement (7)	(0.01	)% (6)	(1.02)%	(1.17	)% (6)
Net investment income (loss), net waiver/reimbursement (7)	0.17	% (6)	(0.86)%	(0.71	)% (6)
Portfolio turnover rate	14.00	% (5)	87.39%	0.14	% (5)

(1)	The Compass EMP Long/Short Strategies Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

150

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.85		$10.27	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.03)		(0.14)	(0.09)
Net realized and unrealized gain on investments	0.27		0.72	0.36	(3)
Total from investment operations	0.24		0.58	0.27

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (8)	—	—
From net realized gains on investments	(0.03)		—	—
Total distributions	(0.03)		—	—

Net asset value, end of period	$11.06		$10.85	$10.27

Total return (4)	2.26	% (5)	5.65%	2.70	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$83		$30	$5
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	2.53	% (6)	2.51%	2.81	% (6)
Expenses, net waiver/reimbursement (7)	2.35	% (6)	2.35%	2.35	% (6)
Net investment loss, before waiver/reimbursement (7)	(0.76	)% (6)	(1.49)%	(1.89	)% (6)
Net investment loss, net waiver/reimbursement (7)	(0.58	)% (6)	(1.33)%	(1.43	)% (6)
Portfolio turnover rate	14.00	% (5)	87.39%	0.14	% (5)

(1)	The Compass EMP Long/Short Strategies Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

151

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.07		$10.37	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02		(0.07)	(0.03)
Net realized and unrealized gain on investments	0.28		0.77	0.40	(3)
Total from investment operations	0.30		0.70	0.37

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (8)	—	—
From net realized gains on investments	(0.03)		—	—
Total distributions	(0.03)		—	—

Net asset value, end of period	$11.34		$11.07	$10.37

Total return (4)	2.84	% (5)	6.75%	3.70	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,679		$22,310	$4,650
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	1.53	% (6)	1.51%	1.81	% (6)
Expenses, net waiver/reimbursement (7)	1.35	% (6)	1.35%	1.35	% (6)
Net investment income (loss), before waiver/reimbursement (7)	0.24	% (6)	(0.77)%	(0.94	)% (6)
Net investment income (loss), net waiver/reimbursement (7)	0.42	% (6)	(0.61)%	(0.48	)% (6)
Portfolio turnover rate	14.00	% (5)	87.39%	0.14	% (5)

(1)	The Compass EMP Long/Short Strategies Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

152

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.98		$10.35	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	0.00	(8)	(0.05)	(0.06)
Net realized and unrealized gain on investments	0.28		0.68	0.41	(3)
Total from investment operations	0.28		0.63	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.00	) (8)	—	—
From net realized gains on investments	(0.03)		—	—
Total distributions	(0.03)		—	—

Net asset value, end of period	$11.23		$10.98	$10.35

Total return (4)	2.60	% (5)	6.09%	3.50	% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13		$12	$1
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	2.03	% (6)	2.01%	2.31	% (6)
Expenses, net waiver/reimbursement (7)	1.85	% (6)	1.85%	1.85	% (6)
Net investment loss, before waiver/reimbursement (7)	(0.26	)% (6)	(0.58)%	(1.37	)% (6)
Net investment loss, net waiver/reimbursement (7)	(0.08	)% (6)	(0.42)%	(0.91	)% (6)
Portfolio turnover rate	14.00	% (5)	87.39%	0.14	% (5)

(1)	The Compass EMP Long/Short Strategies Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

153

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.44		$10.46	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.02		0.10	0.12
Net realized and unrealized gain (loss) on investments	(0.99)		2.24	0.44
Total from investment operations	(0.97)		2.34	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.34)	(0.10)
From net realized gains on investments	(0.41)		(0.02)	—
Total distributions	(0.43)		(0.36)	(0.10)

Net asset value, end of period	$11.04		$12.44	$10.46

Total return (3)	(7.75	)% (4)	22.73%	5.61	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,928		$32,139	$11,815
Ratios to average net assets
Expenses, before waiver/reimbursement	1.85	% (5)	1.97%	3.59	% (5)
Expenses, net waiver/reimbursement	1.65	% (5)	1.65%	1.65	% (5)
Net investment income (loss), before waiver/reimbursement	0.19	% (5)	0.59%	(0.06	)% (5)
Net investment income, net waiver/reimbursement	0.39	% (5)	0.91%	1.88	% (5)
Portfolio turnover rate	26.30	% (4)	80.56%	26.59	% (4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

154

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.36		$10.43	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)		0.04	0.18
Net realized and unrealized gain (loss) on investments	(0.98)		2.19	0.34
Total from investment operations	(1.00)		2.23	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.00)		(0.28)	(0.09)
From net realized gains on investments	(0.41)		(0.02)	—
Total distributions	(0.41)		(0.30)	(0.09)

Net asset value, end of period	$10.95		$12.36	$10.43

Total return (3)	(8.03	)% (4)	21.70%	5.20	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,653		$6,255	$429
Ratios to average net assets
Expenses, before waiver/reimbursement	2.60	% (5)	2.72%	4.34	% (5)
Expenses, net waiver/reimbursement	2.40	% (5)	2.40%	2.40	% (5)
Net investment income (loss), before waiver/reimbursement	(0.57	)% (5)	0.06%	0.83	% (5)
Net investment income (loss), net waiver/reimbursement	(0.37	)% (5)	0.38%	2.77	% (5)
Portfolio turnover rate	26.30	% (4)	80.56%	26.59	% (4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

155

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.44		$10.46	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.02		0.14	0.16
Net realized and unrealized gain (loss) on investments	(0.97)		2.23	0.41
Total from investment operations	(0.95)		2.37	0.57

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.37)	(0.11)
From net realized gains on investments	(0.41)		(0.02)	—
Total distributions	(0.43)		(0.39)	(0.11)

Net asset value, end of period	$11.06		$12.44	$10.46

Total return (3)	(7.53	)% (4)	22.99%	5.67	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$62,618		$57,920	$7,063
Ratios to average net assets
Expenses, before waiver/reimbursement	1.60	% (5)	1.72%	3.34	% (5)
Expenses, net waiver/reimbursement	1.40	% (5)	1.40%	1.40	% (5)
Net investment income, before waiver/reimbursement	0.44	% (5)	0.84%	0.55	% (5)
Net investment income, net waiver/reimbursement	0.64	% (5)	1.16%	2.49	% (5)
Portfolio turnover rate	26.30	% (4)	80.56%	26.59	% (4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

156

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$12.41		$10.45	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.01		0.18	0.23
Net realized and unrealized gain (loss) on investments	(0.98)		2.13	0.31
Total from investment operations	(0.97)		2.31	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.33)	(0.09)
From net realized gains on investments	(0.41)		(0.02)	—
Total distributions	(0.43)		(0.35)	(0.09)

Net asset value, end of period	$11.01		$12.41	$10.45

Total return (3)	(7.81	)% (4)	22.42%	5.45	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,818		$3,278	$53
Ratios to average net assets
Expenses, before waiver/reimbursement	2.10	% (5)	2.22%	3.84	% (5)
Expenses, net waiver/reimbursement	1.90	% (5)	1.90%	1.90	% (5)
Net investment income (loss), before waiver/reimbursement	(0.06	)% (5)	1.18%	1.51	% (5)
Net investment income, net waiver/reimbursement	0.14	% (5)	1.50%	3.45	% (5)
Portfolio turnover rate	26.30	% (4)	80.56%	26.59	% (4)

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

157

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.55		$9.39	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.04)		(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.84)		0.24	(0.56)
Total from investment operations	(0.88)		0.16	(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		—	—
Total distributions	(0.07)		—	—

Net asset value, end of period	$8.60		$9.55	$9.39

Total return (3)	(9.17	)% (4)	1.70%	(6.10	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,937		$1,845	$3,505
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.92	% (5)	1.98%	1.71	% (5)
Expenses, net waiver/reimbursement (6)	1.60	% (5)	1.60%	1.60	% (5)
Net investment loss, before waiver/reimbursement (6)	(1.22	)% (5)	(1.35)%	(0.88	)% (5)
Net investment loss, net waiver/reimbursement (6)	(0.90	)% (5)	(0.97)%	(0.77	)% (5)
Portfolio turnover rate	0.00	% (4)	41.81%	0.07	% (4)

(1)	The Compass EMP Commodity Strategy Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

158

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.43		$9.34	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.07)		(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.83)		0.25	(0.57)
Total from investment operations	(0.90)		0.09	(0.66)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		—	—
Total distributions	(0.09)		—	—

Net asset value, end of period	$8.44		$9.43	$9.34

Total return (3)	(9.54	)% (4)	0.96%	(6.60	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$213		$57	$16
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.67	% (5)	2.73%	2.46	% (5)
Expenses, net waiver/reimbursement (6)	2.35	% (5)	2.35%	2.35	% (5)
Net investment loss, before waiver/reimbursement (6)	(1.97	)% (5)	(2.10)%	(1.62	)% (5)
Net investment loss, net waiver/reimbursement (6)	(1.65	)% (5)	(1.72)%	(1.51	)% (5)
Portfolio turnover rate	0.00	% (4)	41.81%	0.07	% (4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

159

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.60		$9.41	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.03)		(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.84)		0.26	(0.55)
Total from investment operations	(0.87)		0.19	(0.59)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		—	—
Total distributions	(0.10)		—	—

Net asset value, end of period	$8.63		$9.60	$9.41

Total return (3)	(9.05	)% (4)	2.02%	(5.90	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,533		$9,452	$13,844
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.67	% (5)	1.73%	1.46	% (5)
Expenses, net waiver/reimbursement (6)	1.35	% (5)	1.35%	1.35	% (5)
Net investment loss, before waiver/reimbursement (6)	(0.97	)% (5)	(1.10)%	(0.76	)% (5)
Net investment loss, net waiver/reimbursement (6)	(0.65	)% (5)	(0.72)%	(0.65	)% (5)
Portfolio turnover rate	0.00	% (4)	41.81%	0.07	% (4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

160

COMPASS EMP COMMODITY STRATEGY ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.51		$9.37	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.05)		(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.84)		0.23	(0.57)
Total from investment operations	(0.89)		0.14	(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		—	—
Total distributions	(0.09)		—	—

Net asset value, end of period	$8.53		$9.51	$9.37

Total return (3)	(9.34	)% (4)	1.49%	(6.30	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$81		$89	$1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.17	% (5)	2.23%	1.96	% (5)
Expenses, net waiver/reimbursement (6)	1.85	% (5)	1.85%	1.85	% (5)
Net investment loss, before waiver/reimbursement (6)	(1.47	)% (5)	(1.30)%	(1.15	)% (5)
Net investment loss, net waiver/reimbursement (6)	(1.15	)% (5)	(0.92)%	(1.04	)% (5)
Portfolio turnover rate	0.00	% (4)	41.81%	0.07	% (4)

(1)	The Compass EMP Strategy Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

161

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.78		$8.86	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.03)		(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.62)		0.97	(1.11)
Total from investment operations	(1.65)		0.92	(1.14)

LESS DISTRIBUTIONS:
From net investment income	(0.97)		—	—
Total distributions	(0.97)		—	—

Net asset value, end of period	$7.16		$9.78	$8.86

Total return (3)	(17.01	)% (4)	10.38%	(11.40	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,320		$3,987	$3,309
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.72	% (5)	1.70%	1.53	% (5)
Expenses, net waiver/reimbursement (6)	1.40	% (5)	1.40%	1.40	% (5)
Net investment loss, before waiver/reimbursement (6)	(0.93	)% (5)	(0.82)%	(0.67	)% (5)
Net investment loss, net waiver/reimbursement (6)	(0.61	)% (5)	(0.52)%	(0.54	)% (5)
Portfolio turnover rate	0.00	% (4)	13.00%	0.18	% (4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

162

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.66		$8.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.06)		(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.59)		0.96	(1.11)
Total from investment operations	(1.65)		0.84	(1.18)

LESS DISTRIBUTIONS:
From net investment income	(0.96)		—	—
Total distributions	(0.96)		—	—

Net asset value, end of period	$7.05		$9.66	$8.82

Total return (3)	(17.28	)% (4)	9.52%	(11.80	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$209		$186	$73
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.47	% (5)	2.45%	2.28	% (5)
Expenses, net waiver/reimbursement (6)	2.15	% (5)	2.15%	2.15	% (5)
Net investment loss, before waiver/reimbursement (6)	(1.68	)% (5)	(1.57)%	(1.42	)% (5)
Net investment loss, net waiver/reimbursement (6)	(1.36	)% (5)	(1.27)%	(1.29	)% (5)
Portfolio turnover rate	0.00	% (4)	13.00%	0.18	% (4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

163

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.82		$8.87	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.02)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.63)		0.98	(1.11)
Total from investment operations	(1.65)		0.95	(1.13)

LESS DISTRIBUTIONS:
From net investment income	(0.99)		—	—
Total distributions	(0.99)		—	—

Net asset value, end of period	$7.18		$9.82	$8.87

Total return (3)	(16.92	)% (4)	10.71%	(11.30	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,996		$10,035	$6,379
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.47	% (5)	1.45%	1.28	% (5)
Expenses, net waiver/reimbursement (6)	1.15	% (5)	1.15%	1.15	% (5)
Net investment loss, before waiver/reimbursement (6)	(0.68	)% (5)	(0.57)%	(0.48	)% (5)
Net investment loss, net waiver/reimbursement (6)	(0.36	)% (5)	(0.27)%	(0.35	)% (5)
Portfolio turnover rate	0.00	% (4)	13.00%	0.18	% (4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

164

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.74		$8.85	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.04)		(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.61)		0.96	(1.10)
Total from investment operations	(1.65)		0.89	(1.15)

LESS DISTRIBUTIONS:
From net investment income	(0.95)		—	—
Total distributions	(0.95)		—	—

Net asset value, end of period	$7.14		$9.74	$8.85

Total return (3)	(17.09	)% (4)	10.06%	(11.50	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17		$20	$18
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.97	% (5)	1.95%	1.78	% (5)
Expenses, net waiver/reimbursement (6)	1.65	% (5)	1.65%	1.65	% (5)
Net investment loss, before waiver/reimbursement (6)	(1.18	)% (5)	(1.07)%	(0.91	)% (5)
Net investment loss, net waiver/reimbursement (6)	(0.86	)% (5)	(0.77)%	(0.78	)% (5)
Portfolio turnover rate	0.00	% (4)	13.00%	0.18	% (4)

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

165

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.84		$9.78	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09		0.11	(0.01)
Net realized and unrealized gain (loss) on investments	(0.20)		0.00 (7)	(0.21)
Total from investment operations	(0.11)		0.11	(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.05)	—
From net realized gains on investments	(0.06)		—	—
Total distributions	(0.16)		(0.05)	—

Net asset value, end of period	$9.57		$9.84	$9.78

Total return (3)	(1.15	)% (4)	1.15%	(2.20	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$27,093		$28,924	$11,648
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.21	% (5)	1.25%	1.35	% (5)
Expenses, net waiver/reimbursement (6)	1.15	% (5)	1.15%	1.15	% (5)
Net investment income (loss), before waiver/reimbursement (6)	1.81	% (5)	0.99%	(0.43	)% (5)
Net investment income (loss), net waiver/reimbursement (6)	1.87	% (5)	1.09%	(0.23	)% (5)
Portfolio turnover rate	96.51	% (4)	190.17%	0.08	% (4)

(1)	The Compass EMP Market Nuetral Income Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

166

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.74		$9.74	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06		0.01	(0.06)
Net realized and unrealized gain (loss) on investments	(0.21)		0.02	(0.20)
Total from investment operations	(0.15)		0.03	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.03)	—
From net realized gains on investments	(0.06)		—	—
Total distributions	(0.12)		(0.03)	—

Net asset value, end of period	$9.47		$9.74	$9.74

Total return (3)	(1.52	)% (4)	0.34%	(2.60	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$471		$267	$137
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.96	% (5)	2.00%	2.10	% (5)
Expenses, net waiver/reimbursement (6)	1.90	% (5)	1.90%	1.90	% (5)
Net investment income (loss), before waiver/reimbursement (6)	1.06	% (5)	(0.04)%	(1.13	)% (5)
Net investment income (loss), net waiver/reimbursement (6)	1.12	% (5)	0.06%	(0.93	)% (5)
Portfolio turnover rate	96.51	% (4)	190.17%	0.08	% (4)

(1)	The Compass EMP Market Nuetral Income Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

167

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.89		$9.81	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.10		0.10	0.00	(3)
Net realized and unrealized gain (loss) on investments	(0.20)		0.04	(0.19)
Total from investment operations	(0.10)		0.14	(0.19)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.06)	—
From net realized gains on investments	(0.06)		—	—
Total distributions	(0.17)		(0.06)	—

Net asset value, end of period	$9.62		$9.89	$9.81

Total return (4)	(1.02	)% (5)	1.44%	(1.90	)% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,021		$33,773	$9,095
Ratios to average net assets
Expenses, before waiver/reimbursement (7)	0.96	% (6)	1.00%	1.10	% (6)
Expenses, net waiver/reimbursement (7)	0.90	% (6)	0.90%	0.90	% (6)
Net investment income (loss), before waiver/reimbursement (7)	2.06	% (6)	0.87%	(0.20	)% (6)
Net investment income, net waiver/reimbursement (7)	2.12	% (6)	0.97%	0.00	% (6)
Portfolio turnover rate	96.51	% (5)	190.17%	0.08	% (5)

(1)	The Compass EMP Market Nuetral Income Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

168

COMPASS EMP MARKET NEUTRAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.81		$9.77	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.08		0.06	(0.03)
Net realized and unrealized gain (loss) on investments	(0.20)		0.02	(0.20)
Total from investment operations	(0.12)		0.08	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.04)	—
From net realized gains on investments	(0.06)		—	—
Total distributions	(0.15)		(0.04)	—

Net asset value, end of period	$9.54		$9.81	$9.77

Total return (3)	(1.28	)% (4)	0.85%	(2.30	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$73		$75	$34
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.46	% (5)	1.50%	1.60	% (5)
Expenses, net waiver/reimbursement (6)	1.40	% (5)	1.40%	1.40	% (5)
Net investment income (loss), before waiver/reimbursement (6)	1.56	% (5)	0.49%	(0.63	)% (5)
Net investment income (loss), net waiver/reimbursement (6)	1.62	% (5)	0.59%	(0.43	)% (5)
Portfolio turnover rate	96.51	% (4)	190.17%	0.08	% (4)

(1)	The Compass EMP Market Nuetral Income Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

169

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended		For the Period Ended
	(Unaudited)		June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$9.90		$9.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.01)		0.00	(7)	0.01
Net realized and unrealized gain (loss) on investments	0.16		0.19		(0.29)
Total from investment operations	0.15		0.19		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.00	) (7)	(0.01)
Total distributions	(0.16)		(0.00)		(0.01)

Net asset value, end of period	$9.89		$9.90		$9.71

Total return (3)	1.46	% (4)	2.00%		(2.76	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$28,253		$30,145		$36,826
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	0.96	% (5)	0.94%		1.02	% (5)
Expenses, net waiver/reimbursement (6)	0.85	% (5)	0.85%		0.85	% (5)
Net investment income (loss), before waiver/reimbursement (6)	(0.23	)% (5)	(0.06)%		0.06	% (5)
Net investment income (loss), net waiver/reimbursement (6)	(0.12	)% (5)	0.03%		0.23	% (5)
Portfolio turnover rate	0.00	% (4)	26.52%		0.04	% (4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class A commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

170

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.80		$9.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.04)		(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.15		0.19	(0.28)
Total from investment operations	0.11		0.12	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		—	(0.01)
Total distributions	(0.12)		—	(0.01)

Net asset value, end of period	$9.79		$9.80	$9.68

Total return (3)	1.13	% (4)	1.24%	(3.15	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$571		$404	$282
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.71	% (5)	1.69%	1.77	% (5)
Expenses, net waiver/reimbursement (6)	1.60	% (5)	1.60%	1.60	% (5)
Net investment loss, before waiver/reimbursement (6)	(0.98	)% (5)	(0.81)%	(0.58	)% (5)
Net investment loss, net waiver/reimbursement (6)	(0.87	)% (5)	(0.72)%	(0.41	)% (5)
Portfolio turnover rate	0.00	% (4)	26.52%	0.04	% (4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class C commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

171

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$9.91		$9.72	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)	0.01		0.03	0.03
Net realized and unrealized gain (loss) on investments	0.15		0.19	(0.29)
Total from investment operations	0.16		0.22	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.03)	(0.02)
Total distributions	(0.17)		(0.03)	(0.02)

Net asset value, end of period	$9.90		$9.91	$9.72

Total return (3)	1.59	% (4)	2.25%	(2.60	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$20,381		$18,139	$1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	0.71	% (5)	0.69%	0.77	% (5)
Expenses, net waiver/reimbursement (6)	0.60	% (5)	0.60%	0.60	% (5)
Net investment income, before waiver/reimbursement (6)	0.02	% (5)	0.19%	0.31	% (5)
Net investment income, net waiver/reimbursement (6)	0.13	% (5)	0.28%	0.48	% (5)
Portfolio turnover rate	0.00	% (4)	26.52%	0.04	% (4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class I commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

172

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T
	For the Six Months Ended
	December 31, 2014		For the Year Ended		For the Period Ended
	(Unaudited)		June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$9.88		$9.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.15		0.19		(0.29)
Total from investment operations	0.13		0.17		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.00	) (7)	(0.01)
Total distributions	(0.14)		(0.00)		(0.01)

Net asset value, end of period	$9.87		$9.88		$9.71

Total return (3)	1.34	% (4)	1.76%		(2.80	)% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$246		$246		$102
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.21	% (5)	1.19%		1.27	% (5)
Expenses, net waiver/reimbursement (6)	1.10	% (5)	1.10%		1.10	% (5)
Net investment loss, before waiver/reimbursement (6)	(0.48	)% (5)	(0.31)%		(0.08	)% (5)
Net investment income (loss), net waiver/reimbursement (6)	(0.37	)% (5)	(0.22)%		0.09	% (5)
Portfolio turnover rate	0.00	% (4)	26.52%		0.04	% (4)

(1)	The Compass EMP Enhanced Fixed Income Fund Class T commenced operations on November 19, 2012.

(2)	Per share amounts calculated using average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

173

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.00		$10.00	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.03	0.03
Net realized and unrealized gain on investments (2)	0.00		0.00	0.00
Total from investment operations	0.02		0.03	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.03)	(0.03)
From net realized gains on investments	(0.00	) (2)	—	—
Total distributions	(0.02)		(0.03)	(0.03)

Net asset value, end of period	$10.00		$10.00	$10.00

Total return (3)	0.22	% (4)	0.30%	0.25	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,406		$5,965	$5,161
Ratios to average net assets
Expenses, before waiver/reimbursement	0.96	% (5)	0.96%	1.06	% (5)
Expenses, net waiver/reimbursement	0.50	% (5)	0.50%	0.55	% (5)
Net investment loss, before waiver/reimbursement	(0.10	)% (5)	(0.14)%	(0.06	)% (5)
Net investment income, net waiver/reimbursement	0.36	% (5)	0.32%	0.45	% (5)
Portfolio turnover rate	0	% (4)	0%	0	% (4)

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class A commenced operations on November 19, 2012.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

174

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class I
	For the Six Months Ended
	December 31, 2014		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$10.00		$10.00	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.06	0.03
Net realized and unrealized gain on investments (2)	0.00		0.00	0.00
Total from investment operations	0.03		0.06	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.06)	(0.03)
From net realized gains on investments	(0.00	) (2)	—	—
Total distributions	(0.03)		(0.06)	(0.03)

Net asset value, end of period	$10.00		$10.00	$10.00

Total return (3)	0.35	% (4)	0.61%	0.40	% (4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,275		$10,846	$4,642
Ratios to average net assets
Expenses, before waiver/reimbursement	0.71	% (5)	0.71%	0.81	% (5)
Expenses, net waiver/reimbursement	0.25	% (5)	0.25%	0.30	% (5)
Net investment income, before waiver/reimbursement	0.15	% (5)	0.11%	0.25	% (5)
Net investment income, net waiver/reimbursement	0.61	% (5)	0.57%	0.76	% (5)
Portfolio turnover rate	0	% (4)	0%	0	% (4)

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class I commenced operations on November 19, 2012.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

175

COMPASS EMP MULTI-ASSET BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A

	For the Six Months Ended		For the Seven Months		For the	For the	For the	For the Five Month		For the
	December 31. 2014		Period Ended		Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	(Unaudited)		June 30, 2014 (1)		November 30, 2013	November 30, 2012	November 30, 2011	November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period	$12.45		$12.70		$12.36	$12.18	$12.64	$11.86		$10.93
Activity from investment operations:
Net investment income	0.23	(2)	0.14	(2)	0.04 (2)	0.01 (2)	0.12	0.02		0.15
Net realized and unrealized gain (loss)	(0.33)		0.45		0.84	0.24	0.07 (3)	0.78		0.93
Total from investment operations	(0.10)		0.59		0.88	0.25	0.19	0.80		1.08
Less distributions from:
Net investment income	(0.25)		—		(0.16)	—	(0.10)	(0.02)		(0.15)
Net realized gains	(0.13)		(0.84)		(0.38)	(0.07)	(0.55)	—		—
Total distributions	(0.38)		(0.84)		(0.54)	(0.07)	(0.65)	(0.02)		(0.15)

Paid in capital from redemption fees	—		—		—	0.00 (4)	0.00 (4)	0.00	(4)	0.00 (4)

Net asset value, end of period	$11.97		$12.45		$12.70	$12.36	$12.18	$12.64		$11.86

Total return (5)	(0.70	)% (8)	5.10	% (8)	7.36%	2.03%	1.40%	6.73	% (8)	9.87%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$81,343		$82,534		$77,160	$87,255	$75,842	$35,516		$29,880
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	0.49	% (7)	0.49	% (7)	1.08%	1.13%	1.22%	1.32	% (7)	1.37%
After fees waived and expenses absorbed/recouped (6)	0.49	% (7)	0.50	% (7)	0.92%	1.15%	1.15%	1.15	% (7)	1.15%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed/recouped (6)	3.29	% (7)	1.94	% (7)	0.13%	0.08%	0.61%	0.22	% (7)	1.12%
After fees waived and expenses absorbed/recouped (6)	3.29	% (7)	1.93	% (7)	0.29%	0.06%	0.68%	0.39	% (7)	1.34%
Portfolio turnover rate	13	% (8)	12	% (8)	111%	58%	235%	16	% (8)	96%

(1)	The period does not include the consolidation of the wholly owned subsidiary.

(2)	Per share amounts calculated using the average shares method.

(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Redemption fees resulted in less than $0.01 per share.

(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

176

COMPASS EMP MULTI-ASSET BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C

	For the Six Months Ended		For the Seven Month		For the		For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended		Year Ended		Year Ended	Period Ended		Year Ended
	(Unaudited)		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011	November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period	$12.18		$12.50		$12.13		$12.05		$12.58	$11.82		$10.92
Activity from investment operations:
Net investment income (loss)	0.17		0.09	(2)	(0.05	) (2)	(0.09	) (2)	0.04	(0.02)		0.08
Net realized and unrealized gain (loss)	(0.31)		0.43		0.83		0.24		0.06 (3)	0.78		0.91
Total from investment operations	(0.14)		0.52		0.78		0.15		0.10	0.76		0.99
Less distributions from:
Net investment income	(0.15)		—		(0.03)		—		(0.08)	—		(0.09)
Net realized gains	(0.13)		(0.84)		(0.38)		(0.07)		(0.55)	—		—
Total distributions	(0.28)		(0.84)		(0.41)		(0.07)		(0.63)	—		(0.09)

Paid in capital from redemption fees	—		—		—		0.00	(4)	0.00 (4)	0.00	(4)	0.00 (4)

Net asset value, end of period	$11.76		$12.18		$12.50		$12.13		$12.05	$12.58		$11.82

Total return (5)	(1.01	)% (8)	4.59	% (8)	6.64%		1.22%		0.65%	6.43	% (8)	9.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$14,092		$14,559		$16,455		$24,847		$21,383	$10,691		$7,124
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	1.24	% (7)	1.24	% (7)	1.83%		1.88%		1.97%	2.07	% (7)	2.13%
After fees waived and expenses absorbed/recouped (6)	1.24	% (7)	1.25	% (7)	1.67%		1.90%		1.90%	1.90	% (7)	1.90%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (6)	2.45	% (7)	1.34	% (7)	(0.62)%		(0.67)%		(0.13)%	(0.53	)% (7)	0.32%
After fees waived and expenses absorbed/recouped (6)	2.45	% (7)	1.33	% (7)	(0.46)%		(0.69)%		(0.06)%	(0.36	)% (7)	0.55%
Portfolio turnover rate	13	% (8)	12	% (8)	111%		58%		235%	16	% (8)	96%

(1)	The period does not include the consolidation of the wholly owned subsidiary.

(2)	Per share amounts calculated using the average shares method.

(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Redemption fees resulted in less than $0.01 per share.

(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

177

COMPASS EMP MULTI-ASSET BALANCED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T

	For the Six Months Ended		For the Seven Month		For the	For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended	Year Ended		Year Ended	Period Ended		Year Ended
	(Unaudited)		June 30, 2014 (1)		November 30, 2013	November 30, 2012		November 30, 2011	November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period	$12.39		$12.67		$12.27	$12.12		$12.61	$11.84		$12.23
Activity from investment operations:
Net investment income (loss)	0.20		0.12	(2)	0.01 (2)	(0.02	) (2)	0.08	0.01		0.11
Net realized and unrealized gain (loss)	(0.31)		0.44		0.84	0.24		0.07 (3)	0.77		(0.38)
Total from investment operations	(0.11)		0.56		0.85	0.22		0.15	0.78		(0.27)
Less distributions from:
Net investment income	(0.21)		—		(0.07)	—		(0.09)	(0.01)		(0.12)
Net realized gains	(0.13)		(0.84)		(0.38)	(0.07)		(0.55)	—		—
Total distributions	(0.34)		(0.84)		(0.45)	(0.07)		(0.64)	(0.01)		(0.12)

Paid in capital from redemption fees	—		—		—	0.00	(4)	0.00 (4)	0.00	(4)	0.00 (4)

Net asset value, end of period	$11.94		$12.39		$12.67	$12.27		$12.12	$12.61		$11.84

Total return (5)	(0.76	)% (8)	4.86	% (8)	7.14%	1.79%		1.10%	6.60	% (8)	(2.21)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$8,644		$9,399		$10,502	$13,585		$13,513	$7,939		$4,967
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	0.74	% (7)	0.74	% (7)	1.33%	1.38%		1.47%	1.57	% (7)	1.63%
After fees waived and expenses absorbed/recouped (6)	0.74	% (7)	0.75	% (7)	1.17%	1.40%		1.40%	1.40	% (7)	1.40%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (6)	2.86	% (7)	1.76	% (7)	(0.12)%	(0.17)%		0.41%	(0.03	)% (7)	0.67%
After fees waived and expenses absorbed/recouped (6)	2.86	% (7)	1.75	% (7)	0.04%	(0.19)%		0.48%	0.14	% (7)	0.90%
Portfolio turnover rate	13	% (8)	12	% (8)	111%	58%		235%	16	% (8)	96%

(1)	The period does not include the consolidation of the wholly owned subsidiary.

(2)	Per share amounts calculated using the average shares method.

(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Redemption fees resulted in less than $0.01 per share.

(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

178

COMPASS EMP MULTI-ASSET GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A

	For the Six Months Ended		For the Seven Month		For the	For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended	Year Ended		Year Ended	Period Ended		Year Ended
	(Unaudited)		June 30, 2014 (1)		November 30, 2013	November 30, 2012		November 30, 2011	November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period	$12.54		$13.97		$11.66	$11.98		$12.80	$11.38		$10.56
Activity from investment operations:
Net investment income (loss)	0.26		0.26	(2)	0.08 (2)	(0.03	) (2)	0.10	(0.03)		0.03
Net realized and unrealized gain (loss)	(0.39)		0.61		2.23	(0.29)		(0.04)	1.45		0.83
Total from investment operations	(0.13)		0.87		2.31	(0.32)		0.06	1.42		0.86
Less distributions from:
Net investment income	(0.28)		(0.35)		—	—		(0.10)	—		(0.04)
Net realized gains	(0.44)		(1.95)		—	—		(0.78)	—		—
Total distributions	(0.72)		(2.30)		—	—		(0.88)	—		(0.04)

Paid in capital from redemption fees	—		—		—	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)

Net asset value, end of period	$11.69		$12.54		$13.97	$11.66		$11.98	$12.80		$11.38

Total return (4)	(0.88	)% (7)	7.82	% (7)	19.81%	2.67	% #	0.08%	12.48	% (7)	8.12%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$41,177		$44,095		$46,693	$48,959		$54,198	$15,832		$14,170
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (5)	0.51	% (6)	0.56	% (6)	1.09%	1.51%		1.68%	1.93	% (6)	1.97%
After fees waived and expenses absorbed (5)	0.50	% (6)	0.50	% (6)	1.09%	1.45%		1.45%	1.45	% (6)	1.45%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (5)	4.12	% (6)	3.63	% (6)	0.58%	(0.28)%		0.03%	(1.12	)% (6)	(0.32)%
After fees waived and expenses absorbed (5)	4.13	% (6)	3.69	% (6)	0.58%	(0.22)%		0.26%	(0.64	)% (6)	0.20%
Portfolio turnover rate	8	% (7)	4	% (7)	151%	108%		341%	31	% (7)	115%

(1)	The period does not include the consolidation of the wholly owned subsidiary.

(2)	Per share amounts calculated using the average shares method.

(3)	Redemption fees resulted in less than $0.01 per share.

(4)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(5)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

179

COMPASS EMP MULTI-ASSET GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C

	For the Six Months Ended		For the Seven Month		For the		For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended		Year Ended		Year Ended	Period Ended		Year Ended
	(Unaudited)		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011	November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period	$12.15		$13.55		$11.40		$11.80		$12.65	$11.28		$10.51
Activity from investment operations:
Net investment income (loss)	0.17		0.19	(2)	(0.02	) (2)	(0.11	) (2)	(0.02)	(0.07)		(0.02)
Net realized and unrealized gain (loss)	(0.35)		0.61		2.17		(0.29)		(0.02)	1.44		0.80
Total from investment operations	(0.18)		0.80		2.15		(0.40)		(0.04)	1.37		0.78
Less distributions from:
Net investment income	(0.18)		(0.25)		—		—		(0.03)	—		(0.01)
Net realized gains	(0.44)		(1.95)		—		—		(0.78)	—		—
Total distributions	(0.62)		(2.20)		—		—		(0.81)	—		(0.01)

Paid in capital from redemption fees	—		—		—		0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)

Net asset value, end of period	$11.35		$12.15		$13.55		$11.40		$11.80	$12.65		$11.28

Total return (4)	(1.28	)% (7)	7.36	% (7)	18.86%		(3.39	)% #	(0.71)%	12.15	% (7)	7.38%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$5,983		$6,913		$5,787		$7,480		$7,432	$4,085		$3,363
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (5)	1.26	% (6)	1.31	% (6)	1.84%		2.26%		2.43%	2.68	% (6)	2.72%
After fees waived and expenses absorbed (5)	1.25	% (6)	1.25	% (6)	1.84%		2.20%		2.20%	2.20	% (6)	2.20%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (5)	2.89	% (6)	2.88	% (6)	(0.16)%		(1.03)%		(0.57)%	(1.87	)% (6)	(0.96)%
After fees waived and expenses absorbed (5)	2.90	% (6)	2.94	% (6)	(0.16)%		(0.97)%		(0.34)%	(1.39	)% (6)	(0.44)%
Portfolio turnover rate	8	% (7)	4	% (7)	151%		108%		341%	31	% (7)	115%

(1)	The period does not include the consolidation of the wholly owned subsidiary.

(2)	Per share amounts calculated using the average shares method.

(3)	Redemption fees resulted in less than $0.01 per share.

(4)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(5)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

180

COMPASS EMP MULTI-ASSET GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T

	For the Six Months Ended		For the Seven Month		For the		For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended		Year Ended		Year Ended	Period Ended		Period Ended
	(Unaudited)		June 30, 2014 (1)		November 30, 2013		November 30, 2012		November 30, 2011	November 30, 2010 (1)		June 30, 2010 (1)

Net asset value, beginning of period	$12.38		$13.81		$11.56		$11.90		$12.76	$11.36		$12.49
Activity from investment operations:
Net investment income (loss)	0.24		0.23	(2)	0.04	(2)	(0.05	) (2)	0.08	(0.04)		0.07
Net realized and unrealized gain (loss)	(0.38)		0.62		2.21		(0.29)		(0.05)	1.44		(1.15)
Total from investment operations	(0.14)		0.85		2.25		(0.34)		0.03	1.40		(1.08)
Less distributions from:
Net investment income	(0.25)		(0.33)		—		—		(0.11)	—		(0.05)
Net realized gains	(0.44)		(1.95)		—		—		(0.78)	—		—
Total distributions	(0.69)		(2.28)		—		—		(0.89)	—		(0.05)

Paid in capital from redemption fees	—		—		—		0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)

Net asset value, end of period	$11.55		$12.38		$13.81		$11.56		$11.90	$12.76		$11.36

Total return (4)	(0.98	)% (7)	7.65	% (7)	19.46	% #	(2.86	)% #	(0.23)%	12.32	% (7)	(8.65)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$3,732		$3,990		$3,600		$3,532		$3,533	$932		$382
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed (5)	0.76	% (6)	0.81	% (6)	1.34%		1.76%		1.93%	2.18	% (6)	2.19%
After fees waived and expenses absorbed (5)	0.75	% (6)	0.75	% (6)	1.34%		1.70%		1.70%	1.70	% (6)	1.70%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (5)	3.87	% (6)	3.38	% (6)	0.31%		(0.53)%		(0.23)%	(1.37	)% (6)	0.13%
After fees waived and expenses absorbed (5)	3.88	% (6)	3.44	% (6)	0.31%		(0.47)%		0.00%	(0.89	)% (6)	0.62%
Portfolio turnover rate	8	% (7)	4	% (7)	151%		108%		341%	31	% (7)	115%

(1)	The period does not include the consolidation of the wholly owned subsidiary.

(2)	Per share amounts calculated using the average shares method.

(3)	Redemption fees resulted in less than $0.01 per share.

(4)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(5)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

181

COMPASS EMP ALTERNATIVE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class A

	For the Six Months Ended		For the Seven Month		For the		For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended		Year Ended		Year Ended	Period Ended		Period Ended
	(Unaudited)		June 30, 2014 (2)(12)		November 30, 2013 (12)		November 30, 2012		November 30, 2011	November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$10.58		$10.07		$9.69		$10.28		$10.37	$9.46		$10.00
Activity from investment operations:
Net investment income (loss)	0.21		0.03	(3)	(0.04	) (3)	(0.07	) (3)	(0.01)	(0.02)		—	(5)
Net realized and unrealized gain (loss)	(0.35)		0.66		0.38		(0.52)		0.03 (4)	0.93		(0.54)
Total from investment operations	(0.14)		0.69		0.34		(0.59)		0.02	0.91		(0.54)
Less distributions from:
Net investment income	(0.24)		—		—		—		—	—		—
Return of capital	—		—		—		—		(0.11)	—		—
Total distributions	(0.24)		—		—		—		(0.11)	—		—

Paid in capital from redemption fees	—		—		—		0.00	(6)	0.00 (6)	0.00	(6)	0.00	(6)

Less(gain) loss attributable to non-controlling interest (3)	—		(0.18)		0.04		—		—	—		—

Net asset value, end of period	$10.20		$10.58		$10.07		$9.69		$10.28	$10.37		$9.46

Total return (7)	(1.30	)% (11)	5.06	% (11)	3.92%		(5.74)%		0.17%	9.62%		(5.40)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$44,925		$51,003		$59,079		$118,926		$187,460	$4,776		$1,266
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.52	% (10)	1.73	% (9,10)	1.68	% (9)	1.37%		1.45%	4.21	% (10)	13.37	% (10)
After fees waived and expenses absorbed/recouped (8)	0.50	% (10)	1.47	% (9,10)	1.61	% (9)	1.41%		1.45%	1.45	% (10)	1.45	% (10)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	4.01	% (10)	0.31	% (9,10)	(0.46	)% (9)	(0.67)%		(0.10)%	(3.51	)% (10)	(11.88	)% (10)
After fees waived and expenses absorbed/recouped (8)	4.03	% (10)	0.57	% (9,10)	(0.39	)% (9)	(0.71)%		(0.10)%	(0.75	)% (10)	0.04	% (10)
Portfolio turnover rate	10	% (11)	49	% (11)	153%		137%		278%	24	% (11)	81	% (11)

(1)	The Compass EMP Alternative Strategies Fund Class A commenced operations on December 30, 2009.

(2)	The period does not include the consolidation of the wholly owned subsidiary.

(3)	Per share amounts calculated using the average shares method.

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Net investment income resulted in less than $0.01 per share

(6)	Redemption fees resulted in less than $0.01 per share.

(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends. Total return does not reflect the impact of sales charges.

(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(9)	These ratios include the impact of the controlling interest. Excluding the controlling interest the ratios would have been as follows:

Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.59%	1.19%
After fees waived and expenses absorbed/recouped (8)	0.50%	1.19%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.94%	(0.25)%
After fees waived and expenses absorbed/recouped (8)	1.03%	(0.25)%

(10)	Annualized.

(11)	Not annualized.

(12)	The period includes consolidation of majority owned subsidiaries.

See accompanying notes to financial statements.

182

COMPASS EMP ALTERNATIVE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class C

	For the Six Months Ended		For the Seven Month		For the		For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended		Year Ended		Year Ended	Period Ended		Period Ended
	(Unaudited)		June 30, 2014 (2)(10)		November 30, 2013 (10)		November 30, 2012		November 30, 2011	November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$10.27		$9.82		$9.51		$10.17		$10.29	$9.41		$10.00
Activity from investment operations:
Net investment income (loss)	0.16		(0.01	) (3)	(0.11	) (3)	(0.15	) (3)	(0.04)	(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.34)		0.64		0.38		(0.51)		(0.02)	0.93		(0.58)
Total from investment operations	(0.18)		0.63		0.27		(0.66)		(0.06)	0.88		(0.59)
Less distributions from:
Net investment income	(0.15)		—		—		—		—	—		—
Return of capital	—		—		—		—		(0.06)	—		—
Total distributions	(0.15)		—		—		—		(0.06)	—		—

Paid in capital from redemption fees	—		—		—		0.00	(4)	0.00 (4)	0.00	(4)	0.00	(4)

Less (gain) loss attributable to non-controlling interest (3)	—		(0.18)		0.04		—		—	—		—

Net asset value, end of period	$9.94		$10.27		$9.82		$9.51		$10.17	$10.29		$9.41

Total return (5)	(1.76	)% (9)	4.58%		3.26%		(6.49)%		(0.61)%	9.35%		(5.90)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,963		$9,581		$12,918		$24,340		$23,893	$1,183		$733
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (6)	1.27	% (8)	2.48	% (7,8)	2.43	% (7)	2.12%		2.20%	4.96	% (8)	14.12	% (8)
After fees waived and expenses absorbed/recouped (6)	1.25	% (8)	2.22	% (7,8)	2.36	% (7)	2.16%		2.20%	2.20	% (8)	2.20	% (8)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (6)	3.11	% (8)	(0.41	)% (7,8)	(1.21	)% (7)	(1.42)%		(1.05)%	(4.26	)% (8)	(12.60	)% (8)
After fees waived and expenses absorbed/recouped (6)	3.13	% (8)	(0.15	)% (7,8)	(1.14	)% (7)	(1.46)%		(1.05)%	(1.50	)% (8)	(0.68	)% (8)
Portfolio turnover rate	10	% (9)	49	% (9)	153%		137%		278%	24	% (9)	81	% (9)

(1)	The Compass EMP Alternative Strategies Fund Class C commenced operations on December 30, 2009.

(2)	The period does not include the consolidation of the wholly owned subsidiary.

(3)	Per share amounts calculated using the average shares method.

(4)	Redemption fees resulted in less than $0.01 per share.

(5)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(6)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(7)	These ratios include the impact of the controlling interest. Excluding the controlling interest the ratios would have been as follows:

Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	1.34%	1.94%
After fees waived and expenses absorbed/recouped (8)	1.25%	1.94%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.22%	(1.00)%
After fees waived and expenses absorbed/recouped (8)	0.31%	(1.00)%

(8)	Annualized.

(9)	Not annualized.

(10)	The period includes consolidation of majority owned subsidiaries.

See accompanying notes to financial statements.

183

COMPASS EMP ALTERNATIVE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period

	Class T

	For the Six Months Ended		For the Seven Month		For the		For the		For the	For the Five Month		For the
	December 31, 2014		Period Ended		Year Ended		Year Ended		Year Ended	Period Ended		Period Ended
	(Unaudited)		June 30, 2014 (2)(12)		November 30, 2013 (12)		November 30, 2012		November 30, 2011	November 30, 2010 (2)		June 30, 2010 (1)(2)

Net asset value, beginning of period	$10.47		$9.98		$9.62		$10.24		$10.34	$9.44		$10.00
Activity from investment operations:
Net investment income (loss)	0.21		0.02	(3)	(0.06	) (3)	(0.04	) (3)	(0.02)	(0.03)		—	(5)
Net realized and unrealized gain (loss)	(0.36)		0.65		0.38		(0.58)		0.02 (4)	0.93		(0.56)
Total from investment operations	(0.15)		0.67		0.32		(0.62)		—	0.90		(0.56)
Less distributions from:
Net investment income	(0.22)		—		—		—		—	—		—
Return of capital	—		—		—		—		(0.10)	—		—
Total distributions	(0.22)		—		—		—		(0.10)	—		—

Paid in capital from redemption fees	—		—		—		0.00	(6)	0.00 (6)	0.00	(6)	0.00	(6)

Less(gain) loss attributable to non-controlling interest (3)	—		(0.18)		0.04		—		—	—		—

Net asset value, end of period	$10.10		$10.47		$9.98		$9.62		$10.24	$10.34		$9.44

Total return (7)	(1.43	)% (11)	4.91%		3.74%		(6.06)%		(0.07)%	9.53%		(5.60)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$2,457		$2,549		$2,585		$3,912		$3,132	$118		$30
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.77	% (10)	1.98	% (9,10)	1.93	% (9)	1.62%		1.70%	4.46	% (10)	13.62	% (10)
After fees waived and expenses absorbed/recouped (8)	0.75	% (10)	1.72	% (9,10)	1.86	% (9)	1.66%		1.70%	1.70	% (10)	1.70	% (10)
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	4.01	% (10)	0.07	% (9,10)	(0.71	)% (9)	(0.92)%		(0.55)%	(3.76	)% (10)	(12.15	)% (10)
After fees waived and expenses absorbed/recouped (8)	4.03	% (10)	0.33	% (9,10)	(0.64	)% (9)	(0.96)%		(0.55)%	(1.00	)% (10)	(0.23	)% (10)
Portfolio turnover rate	10	% (11)	49	% (11)	153%		137%		278%	24	% (11)	81	% (11)

(1)	The Compass EMP Alternative Strategies Fund Class T commenced operations on December 30, 2009.

(2)	The period does not include the consolidation of the wholly owned subsidiary.

(3)	Per share amounts calculated using the average shares method.

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)	Net investment loss resulted in less than $0.01 per share.

(6)	Redemption fees resulted in less than $0.01 per share.

(7)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

(8)	These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(9)	These ratios include the impact of the controlling interest. Excluding the controlling interest the ratios would have been as follows:

Ratios of net expenses to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.84%	1.37%
After fees waived and expenses absorbed/recouped (8)	0.75%	1.37%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped (8)	0.69%	(0.50)%
After fees waived and expenses absorbed/recouped (8)	0.78%	(0.50)%

(10)	Annualized.

(11)	Not annualized.

(12)	The period includes consolidation of majority owned subsidiaries.

See accompanying notes to financial statements.

184

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the “Trust”), was organized as a Delaware business trust on April 11, 2012. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty one series. These financial statements include sixteen series of the Trust (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified. The investment objectives of each Fund are set forth below. The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the “Manager” or “Compass”).

The following Funds commenced operations on December 31, 2008 and their objectives are as follows:

-	Compass EMP Multi-Asset Balanced Fund (“Balanced Fund”) - total return, which the Balanced Fund considers to be a combination of interest, capital gains, dividends and distributions.

-	Compass EMP Multi-Asset Growth Fund (“Growth Fund”) - long-term capital appreciation.

The Compass EMP Alternative Strategies Fund (“Alternative Fund”) commenced operations on December 30, 2009 and seeks to achieve long-term capital appreciation.

The Balanced Fund, Growth Fund and Alternative Fund were previously part of Mutual Fund Series Trust, formerly known as the Catalyst Funds and reorganized into the Trust on March 29, 2013.

The following Funds commenced operations on November 19, 2012 and their objectives are as follows:

-	Compass EMP US 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

-	Compass EMP US Small Cap 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

-	Compass EMP International 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

-	Compass EMP Emerging Market 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

-	Compass EMP REC Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.

-	Compass EMP US 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

-	Compass EMP Long/Short Strategies Fund - capital appreciation.

-	Compass EMP International 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

-	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (formerly Compass EMP Commodity Long/Short Strategies Fund) - capital appreciation.

-	Compass EMP Commodity Strategies Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

-	Compass EMP Market Neutral Income Fund (formerly Compass EMP Long/Short Fixed Income Fund) - total return.

-	Compass EMP Enhanced Fixed Income Fund - total return.

-	Compass EMP Ultra Short-Term Fixed Income Fund - current income.

Each Fund currently offers Class A, Class C, Class I and Class T shares with the exception of the Balanced Fund, Growth Fund, and Alternative Fund which offer Class A, Class C, and Class T shares and the Ultra Short-Term Fixed Income Fund which offers Class A and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current mean price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar

185

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available may be valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b) Exchange Traded Funds – Each Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c) Valuation of Underlying of Funds - Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2014:

Compass EMP U.S. 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$45,169,962	$—	$—	$45,169,962
Short-Term Investments	1,491,934	—	—	1,491,934
Collateral for Securities Loaned	6,424,094	—	—	6,424,094
Long Futures Contracts	15,195	—	—	15,195
Total	$53,101,185	$—	$—	$53,101,185
186

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$16,145,481	$—	$—	$16,145,481
Short-Term Investments	687,999	—	—	687,999
Collateral for Securities Loaned	3,394,186	—	—	3,394,186
Long Futures Contracts	12,410	—	—	12,410
Total	$20,240,076	$—	$—	$20,240,076

Compass EMP International 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$33,015,396	$—	$—	$33,015,396
Warrants	1,682	—	—	1,682
Short-Term Investments	339,873	—	—	339,873
Collateral for Securities Loaned	360,225	—	—	360,225
Total	$33,717,176	$—	$—	$33,717,176

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$5,320	$—	$—	$5,320
Total	$5,320	$—	$—	$5,320

Compass EMP Emerging Market 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$19,994,292	$—	$—	$19,994,292
Exchange Traded Funds*	1,813,458	—	—	1,813,458
Warrants	1,995	—	—	1,995
Short-Term Investments	757,529	—	—	757,529
Long Futures Contracts	14,725	—	—	14,725
Total	$22,581,999	$—	$—	$22,581,999

Compass EMP REC Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
REITS *	$24,656,638	$—	$—	$24,656,638
Short-Term Investments	1,007,065	—	—	1,007,065
Collateral for Securities Loaned	5,315,746	—	—	5,315,746
Long Futures Contracts	7,155	—	—	7,155
Total	$30,986,604	$—	$—	$30,986,604

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$208,122,256	$—	$—	$208,122,256
Exchange Traded Fund	10,325,514	—	—	10,325,514
Short-Term Investments	3,894,413	—	—	3,894,413
Collateral for Securities Loaned	28,394,568	—	—	28,394,568
Total	$250,736,751	$—	$—	$250,736,751

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$18,533	$—	$—	$18,533
Total	$18,533	$—	$—	$18,533

Compass EMP Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$21,577,511	$—	$—	$21,577,511
Short-Term Investments	945,779	—	—	945,779
Collateral for Securities Loaned	3,011,782	—	—	3,011,782
Total	$25,535,072	$—	$—	$25,535,072

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$137,365	$—	$—	$137,365
Total	$137,365	$—	$—	$137,365
187

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Compass EMP International 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$93,181,494	$—	$—	$93,181,494
Short-Term Investments	5,399,860	—	—	5,399,860
Collateral for Securities Loaned	900,300	—	—	900,300
Total	$99,481,654	$—	$—	$99,481,654

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$33,259	$—	$—	$33,259
Total	$33,259	$—	$—	$33,259

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$452,816	$—	$—	$452,816
Bond & Notes *	—	1,148,830	—	1,148,830
Short-Term Investments	3,917,987	4,949,055	—	8,867,042
Short Futures Contracts	$5,119	—	—	5,119
Total	$4,375,922	$6,097,885	$—	$10,473,807

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$272,896	$—	$—	272,896
Total	$272,896	$—	$—	$272,896

Compass EMP Commodity Strategies Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$556,773	$—	$—	$556,773
Bond & Notes *	—	3,985,075	—	3,985,075
Short-Term Investments	3,502,161	3,848,595	—	7,350,756
Short Futures Contracts	2,621	—	—	2,621
Total	$4,061,555	$7,833,670	$—	$11,895,225

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$575,305	$—	$—	$575,305
Total	$575,305	$—	$—	$575,305

Compass EMP Market Neutral Income Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$49,290,174	$—	$—	$49,290,174
Short-Term Investments	8,273,334	—	—	8,273,334
Collateral for Securities Loaned	5,439,401	—	—	5,439,401
Long Futures Contracts	91,450	—	—	91,450
Total	$63,094,359	$—	$—	$63,094,359

Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options on Futures	$153,720	—	—	$153,720
Short Futures Contracts	690,195	—	—	690,195
Total	$843,915	$—	$—	$843,915

Compass EMP Enhanced Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$2,011,377	$—	$—	$2,011,377
Bond & Notes *	—	9,250,614	—	9,250,614
Short-Term Investments	24,930,117	12,148,036	—	37,078,153
Long Futures Contracts	238,836	—	—	238,836
Total	$27,180,330	$21,398,650	$—	$48,578,980

Compass EMP Ultra Short-Term Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$14,636,870	$—	$14,636,870
Total	$—	$14,636,870	$—	$14,636,870
188

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Compass EMP Multi-Asset Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$8,936,071	$—	$—	$8,936,071
Mutual Funds	87,502,697	—	—	87,502,697
Short-Term Investments	7,604,290	—	—	7,604,290
Total	$104,043,058	$—	$—	$104,043,058

Compass EMP Multi-Asset Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$7,589,524	$—	$—	$7,589,524
Mutual Funds	39,901,214	—	—	39,901,214
Short-Term Investments	3,418,638	—	—	3,418,638
Total	$50,909,376	$—	$—	$50,909,376

Compass EMP Alternative Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$3,836,603	$—	$—	$3,836,603
Mutual Funds	49,557,240	—	—	49,557,240
Short-Term Investments	2,030,817	—	—	2,030,817
Total	$55,424,660	$—	$—	$55,424,660

*	Please refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Fair Value Levels at the end of the period.

d) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off -balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

189

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the six months ended December 31, 2014 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

U.S. 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$15,195

U.S. Small Cap 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$12,410

U.S. International 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$(5,320)

Emerging Market 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$14,725

REC Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$7,155

U.S. 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$(18,533)

Long/Short Strategies Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$(137,365)

International 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$(33,259)

Commodity Strategies Enhanced Volatility Weighted Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin receivable / (payable)	$(267,777)

Commodity Strategies Volatility Weighted Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin receivable / (payable)	$(572,681)
190

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Market Neutral Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts / Equity price risk	Futures variation margin receivable / (payable)	$(598,745)**

Equity contracts / Equity price risk	Options on futures written, at value	(153,720)

Total		$(752,465)

Enhanced Fixed Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Fixed income contracts / Interest rate risk	Futures variation margin receivable / (payable)	$238,836

*	Consolidated

**	Includes only current variation margin.

The amounts of realized and changes in unrealized gains and losses on options on futures and futures contracts during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

U.S. 500 Volatility Weighted
Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$57,701	$3,520

U.S. Small Cap 500 Volatility
Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$39,320	$5,758

International 500 Volatility
Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(103,836)	$(5,545)

Emerging Market 500 Volatility
Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(118,815)	$17,285

REC Enhanced Volatility
Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$779	$3,225

U.S. 500 Enhanced Volatility
Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(26,343)	$(21,421)
191

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Long/Short Strategies Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(340,823)	$(93,640)

International 500 Enhanced
Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(450,452)	$(34,234)

Commodity Strategies Enhanced
Volatility Weighted Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(653,602)	$(381,605)

Commodity Strategies Volatility
Weighted Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity price risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$(1,609,794)	$(815,459)

Market Neutral Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
		or (Loss) on	(Depreciation)
Contract Type/	Location of Gain or (Loss) On	Futures Contracts	on Futures Contracts
Primary Risk Exposure	Derivatives	and Options on Futures	and Options on Futures

Equity contracts / Equity price risk
Options On Futures	Net realized gain on options on futures Net change in unrealized appreciation (depreciation) on investments and options on futures	923,053	(34,508)
Futures Contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	(213,384)	(802,265)
		$709,669	$(836,773)

Enhanced Fixed Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Fixed income contracts / Interest rate risk	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) from futures contracts	$711,271	$167,642
192

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Offsetting of Financial Assets and Derivative Assets - The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2014:

Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
U.S. 500 Volatility Weighted Fund	$15,195	$—	$240,812	$256,007
U.S. Small Cap 500 Volatility Weighted Fund	12,410	—	118,383	130,793
International 500 Volatility Weighted Fund	(5,320)	—	56,122	50,802
Emerging Market 500 Volatility Weighted Fund	14,725	—	46,164	60,889
REC Enhanced Volatility Weighted Fund	7,155	—	121,735	128,890
U.S. 500 Enhanced Volatility Weighted Fund	(18,533)	—	320,083	301,550
Long Short Strategies Fund	(137,365)	—	738,900	601,535
International 500 Enhanced Volatility Weighted Fund	(33,259)	—	317,860	284,601
Commodity Strategies Enhanced Volatility Weighted Fund	(267,777)	—	527,167	259,390
Commodity Strategies Volatility Weighted Fund	(572,681)	—	1,176,633	603,952
Market Neutral Income Fund	(598,745)	—	4,865,532	4,266,787
Enhanced Fixed Income Fund	238,836	—	863,362	1,102,198

e) Consolidation of Subsidiaries – The financial statements of the Commodity Strategies Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass. Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.

During the year ended November 30, 2013 and the period ended June 30, 2014, the Alternative Fund had a controlling interest in each of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund. The Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund and the Compass EMP Commodity Strategies Volatility Weighted Fund each have investments in wholly owned CFCs and report their financial statements on a consolidated basis with their respective wholly owned CFCs. As a result of this controlling interest the Financial Statements of the Alternative Fund included the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (and its respective CFC) and the Compass EMP Commodity Strategies Volatility Weighted Fund (and its respective CFC).

On July 1, 2014 Management made the determination that the financial presentation that would be most meaningful to shareholders going forward for the Alternative Fund was on an unconsolidated basis as the financials of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (and its respective CFC) and the Compass EMP Commodity Strategies Volatility Weighted Fund (and its respective CFC) were now presented in the same report. Previously the Alternative Fund had a fiscal year end of November 30th and presented its Financials in a separate report from the other Funds in which it had a controlling interest.

As a result on July 1, 2014 the Financial Statements of the Compass EMP Long Short Strategies Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (and its respective CFC) and the Compass EMP Commodity Strategies Volatility Weighted Fund (and its respective CFC) were deconsolidated. The non-controlling interest on the date of consolidation was $16,677,714 and is notated as such on the Statements of Changes in Net Assets.

f) Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

193

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

g) Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to -market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Consolidated Statements of Operations, if any.

h) Option Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of put option contracts written and the premiums received by the Funds during the six months ended December 31, 2014, was as follows:

	Market Neutral Income Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	161	$134,838
Options written	159	166,950
Options exercised	—	—
Options expired	—	—
Options closed	(320)	(301,788)
Options outstanding, end of period	—	$—

i) Federal Income Tax – The Funds have qualified, except as described below, and intend to continue to qualify as regulated investment companies (“RICs”) and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required. During the five month period ended November 30, 2010, the Alternative Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification and annual income tests. Accordingly, the Fund filed as a “C” corporation for the period ended November 30, 2010. As a “C” corporation, the Fund was subject to federal income taxes on any taxable income for that period. However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. The Alternative Fund met these requirements and the Fund re-elected RIC status for the year ending November 30, 2011. Therefore, no provision was made for federal income or excise taxes related to the year ended November 30, 2011.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate. The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011. In order to qualify for this relief, the Balanced Fund paid to its shareholders a “deficiency dividend” and will need to pay interest and penalties to the Internal Revenue Service. The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund and will be reimbursed by the Administrator. As of December 31, 2014 interest and penalties are estimated to be $224,411.

194

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Consolidated Statements of Operations. As of December 31, 2014, the Funds did not incur any interest or penalties except as described above. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns filed for the open tax years (2012 – 2014), or expected to be taken in the Funds’ tax returns for the year ended June 30, 2015, and has concluded that no provision for income tax is required in these financial statements. These open tax periods and years are subject to examination by the applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ tax returns is presently in progress.

j) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

k) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

l) Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

n) Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

o) Redemption fees and sales charges (loads) – A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds. A maximum sales charge of 5.75% is imposed on Class A shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund, which is 1.00%. A maximum sales charge of 3.50% is imposed on Class T shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
U.S. 500 Volatility Weighted Fund	$7,391,233	$11,462,671
U.S. Small Cap 500 Volatility Weighted Fund	4,140,253	7,537,767
International 500 Volatility Weighted Fund	6,776,488	6,768,927
Emerging Market 500 Volatility Weighted Fund	8,111,991	3,418,141
REC Enhanced Volatility Weighted Fund	7,080,808	12,618,789
U.S. 500 Enhanced Volatility Weighted Fund	57,271,865	59,229,927
Long/Short Strategies Fund	3,221,614	7,081,216
International 500 Enhanced Volatility Weighted Fund	29,238,760	25,702,138
Commodity Strategies Enhanced Volatility Weighted Fund *	—	—
Commodity Strategies Volatility Weighted Fund *	—	2,083,906
Market Neutral Income Fund	46,098,975	46,492,00
Enhanced Fixed Income Fund	—	9,341,041
Ultra Short-Term Fixed Income Fund	—	—
Multi-Asset Balanced Fund	13,085,855	14,195,255
Multi-Asset Growth Fund	9,226,102	12,478,678
Alternative Strategies Fund	5,637,484	11,433,458
195

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.85% of average net assets of the U.S. 500 Volatility Weighted Fund, 0.90% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.00% of the International 500 Volatility Weighted Fund, 1.05% of the Emerging Market Volatility Weighted Fund, REC Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted Fund, 1.25% of the U.S. 500 Enhanced Volatility Weighted Fund, International 500 Enhanced Volatility Weighted Fund, Commodity Strategies Enhanced Volatility Weighted Fund, and the Long/Short Strategies Fund, 0.75% of the Market Neutral Income Fund, 0.50% of the Enhanced Fixed Income Fund, and 0.40% of the Ultra Short-Term Fixed Income Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). The Multi-Asset Balanced, Multi-Asset Growth, and Alternative Strategies Funds do not charge a management fee.

		Due To/(From) Manager
Fund	Management Fees	at June 30, 2014
U.S. 500 Volatility Weighted Fund	$193,381	$29,097
U.S. Small Cap 500 Volatility Weighted Fund	80,651	8,038
International 500 Volatility Weighted Fund	176,216	14,957
Emerging Market 500 Volatility Weighted Fund	118,180	(18,029)
REC Enhanced Volatility Weighted Fund	144,589	19,586
U.S. 500 Enhanced Volatility Weighted Fund	1,341,322	233,053
Long/Short Strategies Fund	155,758	22,530
International 500 Enhanced Volatility Weighted Fund	666,388	96,087
Commodity Strategies Enhanced Volatility Weighted Fund	71,940	9,279
Commodity Strategies Volatility Weighted Fund	70,029	8,007
Market Neutral Income Fund	238,194	39,155
Enhanced Fixed Income Fund	128,395	17,282
Ultra Short-Term Fixed Income Fund	30,250	(4,206)
Multi-Asset Balanced Fund	—	—
Multi-Asset Growth Fund	—	1,162
Alternative Strategies	—	(1,901)

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.95% of the U.S. 500 Volatility Weighted Fund’s average daily net assets, 1.00% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.15% of the International 500 Volatility Weighted Fund, the REC Enhanced Volatility Weighted Fund, and Commodity Strategies Volatility Weighted Fund, at 1.20% of the Emerging Market 500 Volatility Weighted Fund, at 1.35% of the U.S. 500 Enhanced Volatility Weighted Fund, Commodity Strategies Enhanced Volatility Weighted Fund, and the Long/Short Strategies Fund, at 1.40% of the International 500 Enhanced Volatility Weighted Fund, at 0.95% of the Market Neutral Income Fund, at 0.60% of the Enhanced Fixed Income Fund and at 0.45% of the Ultra Short-Term Fixed Income Fund’s average daily net assets through October 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

196

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

For the six months ended December 31, 2014, the Manager waived management fees and reimbursed expenses as follows:

Management Fees Waived /
Expense Reimbursed /
Fund	(Recaptured)
U.S. 500 Volatility Weighted Fund	$38,664
U.S. Small Cap 500 Volatility Weighted Fund	31,974
International 500 Volatility Weighted Fund	83,701
Emerging Market 500 Volatility Weighted Fund	136,209
REC Enhanced Volatility Weighted Fund	30,162
U.S. 500 Enhanced Volatility Weighted Fund	89,631
Long/Short Strategies Fund	23,048
International 500 Enhanced Volatility Weighted Fund	109,764
Commodity Strategies Enhanced Volatility Weighted Fund	18,242
Commodity Strategies Volatility Weighted Fund	21,532
Market Neutral Income Fund	17,908
Enhanced Fixed Income Fund	29,492
Ultra Short-Term Fixed Income Fund	34,456
Multi-Asset Balanced Fund	(15,530)
Multi-Asset Growth Fund	1,013
Alternative Strategies Fund	5,620

As of June 30, 2014, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2016	June 30, 2017	Total
U.S. 500 Volatility Weighted Fund	$22,927	$60,111	$83,038
U.S. Small Cap 500 Volatility Weighted Fund	20,528	62,236	82,764
International 500 Volatility Weighted Fund	109,220	156,294	265,514
Emerging Market 500 Volatility Weighted Fund	150,002	282,199	432,201
REC Enhanced Volatility Weighted Fund	10,798	55,433	66,231
U.S. 500 Enhanced Volatility Weighted Fund	23,076	113,611	136,687
Long/Short Strategies Fund	14,806	44,987	59,793
International 500 Enhanced Volatility Weighted Fund	130,961	214,072	345,033
Commodity Strategies Enhanced Volatility Weighted Fund	14,579	59,019	73,598
Commodity Strategies Volatility Weighted Fund	13,511	49,104	62,615
Market Neutral Income Fund	13,054	43,172	49,945
Enhanced Fixed Income Fund	24,387	55,861	80,248
Ultra Short-Term Fixed Income Fund	17,354	71,367	88,721

	November 30,	November 30,	June 30, 2017	Total
Fund	2015	2016
Multi-Asset Balanced Fund	$—	$—	$—	$43,432
Multi-Asset Growth Fund	43,253	—	7,117	153,945
Alternative Strategies Fund	—	—	22,842	22,842

The Funds have entered into an Investment Company Services Agreement (the “Services Agreement”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Services Agreement, GFS provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives customary fess from each Fund.

Certain officers of the Funds are officers and/or employees of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares, 1.00% of its average daily net assets for Class C shares and 0.50% of its average daily net assets for Class T shares and is paid to Northern Lights Distributors,

197

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

For the six months ended December 31, 2014, the Funds incurred 12b-1 fees attributable to Class A, C and T shares as follows:

Fund	Class A	Class C	Class T
U.S. 500 Volatility Weighted Fund	$24,461	$5,515	$858
U.S. Small Cap 500 Volatility Weighted Fund	9,247	8,822	179
International 500 Volatility Weighted Fund	15,452	622	36
Emerging Market 500 Volatility Weighted Fund	10,858	8,771	804
REC Enhanced Volatility Weighted Fund	13,698	5,155	539
U.S. 500 Enhanced Volatility Weighted Fund	94,570	201,156	33,015
Long/Short Strategies Fund	4,386	318	31
International 500 Enhanced Volatility Weighted Fund	36,247	35,325	9,169
Commodity Strategies Enhanced Volatility Weighted Fund	2,626	675	215
Commodity Strategies Volatility Weighted Fund	4,788	960	48
Market Neutral Income Fund	35,122	1,846	187
Enhanced Fixed Income Fund	36,778	2,185	624
Ultra Short-Term Fixed Income Fund	7,021	—	—
Multi-Asset Balanced Fund	102,130	72,265	22,449
Multi-Asset Growth Fund	52,621	32,608	9,717
Alternative Strategies Fund	61,139	44,085	6,151

A maximum sales charge of 5.75% is imposed on Class A shares of the Funds and a maximum sales charge of 3.50% is imposed on Class T shares of the Funds. For the six months ended December 31, 2014, the Distributor received sales charges on sales of the Funds Class A shares and Class T shares.

The Distributor and the Manager have advised the Funds that the amounts are as follows:

Fund	Class A	Class T
U.S. 500 Volatility Weighted Fund	$2,932	$—
U.S. Small Cap 500 Volatility Weighted Fund	290	101
International 500 Volatility Weighted Fund	370	77
Emerging Market 500 Volatility Weighted Fund	842	745
REC Enhanced Volatility Weighted Fund	138	256
U.S. 500 Enhanced Volatility Weighted Fund	31,984	20,297
Long/Short Strategies Fund	84	—
International 500 Enhanced Volatility Weighted Fund	3,067	4,984
Commodity Strategies Enhanced Volatility Weighted Fund	37	—
Commodity Strategies Volatility Weighted Fund	—	2
Market Neutral Income Fund	66	—
Enhanced Fixed Income Fund	405	—
Ultra Short-Term Fixed Income Fund	—	—
Multi-Asset Balanced Fund	2,159	681
Multi-Asset Growth Fund	410	598
Alternative Strategies Fund	1,429	475
198

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

(4)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2014, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Band & Co. c/o U.S Bank N.A.	U.S. 500 Volatility Weighted Fund	31.63%
Charles Schwab & Co., Inc. FBO	U.S. 500 Volatility Weighted Fund	27.23%
Charles Schwab & Co., Inc. FBO	U.S. Small Cap 500 Volatility Weighted Fund	33.67%
Band & Co. c/o U.S Bank N.A.	U.S. Small Cap 500 Volatility Weighted Fund	26.45%
Band & Co. c/o U.S Bank N.A.	International 500 Volatility Weighted Fund	50.35%
Charles Schwab & Co., Inc. FBO	International 500 Volatility Weighted Fund	28.46%
Charles Schwab & Co., Inc. FBO	Emerging Market 500 Volatility Weighted Fund	30.15%
Band & Co c/o US Bank NA	REC Enhanced Volatility Weighted Fund	45.77%
LPL FINANCIAL	REC Enhanced Volatility Weighted Fund	31.54%
LPL FINANCIAL	U.S. 500 Enhanced Volatility Weighted Fund	32.11%
Band & Co. c/o U.S Bank N.A.	International 500 Enhanced Volatility Weighted Fund	26.54%
Band & Co. c/o U.S Bank N.A.	Long/Short Strategies Fund	84.44%
Band & Co. c/o U.S Bank N.A.	Commodity Strategies Enhanced Volatility Weighted Fund	74.79%
Band & Co. c/o U.S Bank N.A.	Commodity Strategies Volatility Weighted Fund	60.48%
Charles Schwab & Co., Inc. FBO	Commodity Strategies Volatility Weighted Fund	20.05%
Band & Co. c/o U.S Bank N.A.	Market Neutral Income Fund	36.35%
Charles Schwab & Co., Inc. FBO	Market Neutral Income Fund	35.92%
Charles Schwab & Co., Inc. FBO	Enhanced Fixed Income Fund	49.21%
Band & Co. c/o U.S Bank N.A.	Enhanced Fixed Income Fund	33.97%
Charles Schwab & Co., Inc. FBO	Ultra Short-Term Fixed Income	28.22%
Andrew S Blank	Ultra Short-Term Fixed Income	36.71%
NFS LLC FEBO	Multi-Asset Balanced Fund	59.96%
NFS LLC FEBO	Multi-Asset Growth Fund	59.92%

(5)	CREDIT FACILITY

The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with U.S. Bank, National Association (“U.S. Bank”). Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing. During the six months ended December 31, 2014, the International 500 Enhanced Volatility Weighted Fund paid $143 in interest on the line of credit.

(6)	SECURITIES LENDING

The Compass EMP Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned or at least 105% of the value of foreign securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

199

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2014.

Gross Amounts of Assets Presented in the Statements of Assets and Liabilities

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral (1)	Investment Income
U.S. 500 Volatility Weighted Fund	$6,424,094	$6,424,094	1.50%
U.S. Small Cap 500 Volatility Weighted Fund	$3,394,186	$3,394,186	5.30%
International 500 Volatility Weighted Fund	$360,225	$360,225	0.03%
Emerging Market 500 Volatility Weighted Fund	$—	$—	0.00%
REC Enhanced Volatility Weighted Fund	$5,315,746	$5,315,746	0.99%
U.S. 500 Enhanced Volatility Weighted Fund	$28,394,568	$28,394,568	1.37%
Long Short Strategies Fund	$3,011,782	$3,011,782	0.96%
International 500 Enhanced Volatility Weighted Fund	$900,300	$900,300	0.10%
Commodity Strategies Enhanced Volatility Weighted Fund	$—	$—	0.00%
Commodity Strategies Volatility Weighted Fund	$—	$—	0.00%
Market Neutral Income Fund	$5,439,401	$5,439,401	0.64%
Enhanced Fixed Income Fund	$—	$—	0.00%
Ultra Short-Term Fixed Income Fund	$—	$—	0.00%
Multi-Asset Balanced Fund	$—	$—	0.00%
Multi-Asset Growth Fund	$—	$—	0.00%
Alternative Strategies Fund	$—	$—	0.00%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following periods was as follows:

For the period ended June 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. 500 Volatility Weighted Fund	$799,487	$3,630	$—	$803,117
U.S. Small Cap 500 Volatility Weighted Fund	834,084	1,530	—	835,614
International 500 Volatility Weighted Fund	1,424,794	1,590	—	1,426,384
Emerging Market 500 Volatility Weighted Fund	117,025	—	—	117,025
REC Enhanced Volatility Weighted Fund	384,526	90,724	51,428	526,678
U.S. 500 Enhanced Volatility Weighted Fund	1,653,808	11,889	—	1,665,697
Long/Short Strategies Fund	—	—	—	—
International 500 Enhanced Volatility Weighted Fund	2,283,927	—	—	2,283,927
Commodity Strategies Enhanced Volatility Weighted Fund	—	—	—	—
Commodity Strategies Volatility Weighted Fund	—	—	—	—
Market Neutral Income Fund	351,411	—	—	351,411
Enhanced Fixed Income Fund	80,068	—	—	80,068
Ultra Short-Term Fixed Income Fund	77,030	—	—	77,030
Multi-Asset Balanced Fund	3,825,986	3,053,871	—	6,879,857
Multi-Asset Growth Fund	7,014,674	1,590,835	—	8,605,509
Alternative Strategies Fund	—	—	—	—

For the year ended November 30, 2013:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
Multi-Asset Balanced Fund	$3,915,651	$1,128,617	$—	$5,044,268
Multi-Asset Growth Fund	—	—	—	—
Alternative Strategies Fund	—	—	—	—

200

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

For the period ended June 30, 2013:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. 500 Volatility Weighted Fund	$53,771	$—	$—	$53,771
U.S. Small Cap 500 Volatility Weighted Fund	15,482	—	—	15,482
International 500 Volatility Weighted Fund	107,622	—	—	107,622
Emerging Market 500 Volatility Weighted Fund	25,766	—	—	25,766
REC Enhanced Volatility Weighted Fund	63,046	—	—	63,046
U.S. 500 Enhanced Volatility Weighted Fund	47,928	—	—	47,928
Long/Short Strategies Fund	—	—	—	—
International 500 Enhanced Volatility Weighted Fund	125,231	—	—	125,231
Commodity Strategies Enhanced Volatility Weighted Fund	—	—	—	—
Commodity Strategies Volatility Weighted Fund	—	—	—	—
Market Neutral Income Fund	—	—	—	—
Enhanced Fixed Income Fund	49,482	—	3,761	53,243
Ultra Short-Term Fixed Income Fund	22,800	—	—	22,800

For the year ended November 30, 2012:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
Multi-Asset Balanced Fund	$—	$610,911	$—	$610,911
Multi-Asset Growth Fund	—	—	—	—
Alternative Strategies Fund	—	—	—	—

As of June 30, 2014, the components of distributable earnings / (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
U.S. 500 Volatility Weighted Fund	$812,053	$850,131	$—	$—	$—	$6,367,162	$8,029,346
U.S. Small Cap 500 Volatility Weighted Fund	486,241	330,269	—	—	—	1,686,216	2,502,726
International 500 Volatility Weighted Fund	1,155,930	728,572	—	—	—	2,602,779	4,487,281
Emerging Market 500 Volatility Weighted Fund	27,130	—	(40,520)	—	(168,662)	1,248,164	1,066,112
REC Enhanced Volatility Weighted Fund	—	—	—	—	—	1,305,567	1,305,567
U.S. 500 Enhanced Volatility Weighted Fund	2,371,047	1,644,464	—	—	—	20,242,420	24,257,931
Long/Short Strategies Fund	—	23,882	—	—	(61,416)	974,223	936,689
International 500 Enhanced Volatility Weighted Fund	2,714,848	1,058,085	—	—	—	5,908,789	9,681,722
Commodity Strategies Enhanced Vol Weighted Fund	121,093	—	(22,647)	13,773	(57,057)	4,769	59,931
Commodity Strategies Volatility Weighted Fund	1,456,795	—	(94)	(787,029)	—	17,348	687,020
Market Neutral Income Fund	—	—	(146,164)	—	(1,169,033)	1,304,008	(11,189)
Enhanced Fixed Income Fund	127,927	—	(186,732)	—	(14,535)	115,019	41,679
Ultra Short-Term Fixed Income Fund	2,823	—	—	(2,616)	—	—	207
Multi-Asset Balanced Fund	—	—	—	—	—	6,637,368	6,637,368
Multi-Asset Growth Fund	436,860	—	—	—	—	6,171,707	6,608,567
Alternative Strategies Fund	—	—	(5,493,744)	—	—	3,123,539	(2,370,205)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark-to market on open futures contracts and adjustments for C-Corporation return of capital distributions, passive foreign investment companies and the Funds’ wholly-owned subsidiaries.

201

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Losses
U.S. 500 Volatility Weighted Fund	$—
U.S. Small Cap 500 Volatility Weighted Fund	—
International 500 Volatility Weighted Fund	—
Emerging Market 500 Volatility Weighted Fund	—
REC Enhanced Volatility Weighted Fund	—
U.S. 500 Enhanced Volatility Weighted Fund	—
Long/Short Strategies Fund	61,416
International 500 Enhanced Volatility Weighted Fund	—
Commodity Strategies Enhanced Volatility Weighted Fund	—
Commodity Strategies Volatility Weighted Fund	—
Market Neutral Income	—
Enhanced Fixed Income Fund	—
Ultra Short-Term Fixed Income Fund	—
Multi-Asset Balanced Fund	—
Multi-Asset Growth Fund	—
Alternative Strategies Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Post October
Losses
U.S. 500 Volatility Weighted Fund	$—
U.S. Small Cap 500 Volatility Weighted Fund	—
International 500 Volatility Weighted Fund	—
Emerging Market 500 Volatility Weighted Fund	168,662
REC Enhanced Volatility Weighted Fund	—
U.S. 500 Enhanced Volatility Weighted Fund	—
Long/Short Strategies Fund	—
International 500 Enhanced Volatility Weighted Fund	—
Commodity Strategies Enhanced Volatility Weighted Fund	57,057
Commodity Strategies Volatility Weighted Fund	—
Market Neutral Income Fund	1,169,033
Enhanced Fixed Income Fund	14,535
Ultra Short-Term Fixed Income Fund	—
Multi-Asset Balanced Fund	—
Multi-Asset Growth Fund	—
Alternative Strategies Fund	—

202

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

At June 30, 2014 the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring FYE	Short-Term	Long-Term	Total
U.S. 500 Volatility Weighted Fund		$—	$—	$—
U.S. Small Cap 500 Volatility Weighted Fund		—	—	—
International 500 Volatility Weighted Fund		—	—	—
Emerging Market 500 Volatility Weighted Fund	Non-expiring	10,770	29,750	40,520
REC Enhanced Volatility Weighted Fund		—	—	—
U.S. 500 Enhanced Volatility Weighted Fund		—	—	—
Long/Short Strategies Fund		—	—	—
International 500 Enhanced Volatility Weighted Fund		—	—	—
Commodity Strategies Enhanced Volatility Weighted Fund	Non-expiring	22,647	—	22,647
Commodity Strategies Volatility Weighted Fund	Non-expiring	—	94	94
Market Neutral Income Fund	Non-expiring	—	146,164	146,164
Enhanced Fixed Income Fund	Non-expiring	118,521	68,211	186,732
Ultra Short-Term Fixed Income Fund		—	—	—
Multi-Asset Balanced Fund		—	—	—
Multi-Asset Growth Fund		—	—	—
Alternative Strategies Fund	11/30/18	7,027	—	7,027
	11/30/19	4,438,025	—	4,438,025
	Non-expiring	—	1,048,692	1,048,692

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and foreign currency gains (losses), the reclassification of fund distributions and tax adjustments for passive foreign investment companies and C-Corporation return-of-capital distributions, resulted in reclassification for the period ended June 30, 2014 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
U.S. 500 Volatility Weighted Fund	$—	$314,207	$(314,207)
U.S. Small Cap 500 Volatility Weighted Fund	—	639,826	(639,826)
International 500 Volatility Weighted Fund	—	852,145	(852,145)
Emerging Market 500 Volatility Weighted Fund	—	19,560	(19,560)
REC Enhanced Volatility Weighted Fund	—	—	—
U.S. 500 Enhanced Volatility Weighted Fund	—	1,082,853	(1,082,853)
Long/Short Strategies Fund	(71,583)	141,998	(70,415)
International 500 Enhanced Volatility Weighted Fund	—	1,326,720	(1,326,720)
Commodity Strategies Enhanced Volatility Weighted Fund	—	—	—
Commodity Strategies Volatility Weighted Fund	—	—	—
Market Neutral Income Fund	(9,959)	(5,577)	15,536
Enhanced Fixed Income Fund	—	132,348	(132,348)
Ultra Short-Term Fixed Income Fund	—	794	(794)
Multi-Asset Balanced Fund	(22,675)	(1,093,992)	1,116,667
Multi-Asset Growth Fund	—	167,882	(167,882)
Alternative Strategies Fund	(267,488)	250,739	16,749

(8)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are managed by Compass, or an affiliate of Compass or which are distributed by an affiliate of the Funds’ distributor. Companies which are affiliates of the Funds’ at December 31, 2014 are noted in the Funds’ Schedule of Investments. Transactions during the six months ended December 31, 2014 with companies which are affiliates are as follows:

US 500 Enhanced Volatility Weighted Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized	Dividend	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Period

Compass EMP US 500 Enhanced Volatility Weighted Index ETF	$—	$16,890,126	$7,176,292	$—	$611,680	$1,518	$10,325,514

203

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Commodity Strategies Enhanced Volatility Weighted Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized	Dividend	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Period

Compass EMP Ultra Short-Term Fixed Income Fund	$452,816	$—	$—	$—	$—	$604	$452,816

Commodity Strategies Volatility Weighted Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized	Dividend	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Period

Compass EMP Ultra Short-Term Fixed Income Fund	$556,773	$—	$—	$—	$—	$1,762	$556,773

Enhanced Fixed Income Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized	Dividend	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Period

Compass EMP Ultra Short-Term Fixed Income Fund	$2,011,377	$—	$—	$—	$—	$6,485	$2,011,377

Multi-Asset Balanced Fund

	Value -				Change in
	Beginning of			Realized Gain /	Unrealized	Dividend	LTCG from	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Affiliates	Period
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	$—	$10,441	$—	$—	$(166)	$8	$—	$10,275
Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF	—	2,120,716	119,406	4,266	118,195	26,124	—	2,123,771
Compass EMP US 500 Enhanced Volatility Index ETF	—	2,120,099	117,978	3,866	110,441	10,904	—	2,116,428
Compass EMP US 500 Volatility Weighted Index ETF	—	3,266,821	183,095	5,813	147,820	20,836	—	3,237,359
Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF	—	1,456,858	94,563	3,020	82,923	5,965	—	1,448,238
Compass EMP Enhanced Fixed Income Fund - Cl. I	17,458,194	365,093	1,011,970	17,819	(32,246)	292,986	—	16,796,890
Compass EMP Market Neutral Income Fund - Cl. I	14,031,019	238,843	721,587	(24,713)	(352,644)	238,082	—	13,170,918
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I	2,972,466	156,063	—	—	(308,077)	33,303	—	2,820,452
Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	2,962,938	303,211	—	—	(852,933)	333,952	—	2,413,216
Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	3,161,546	153,407	366,066	29,629	(210,712)	14,612	—	2,767,804
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	11,761,019	969,582	238,840	24,117	(1,328,579)	300,235	123,058	11,187,299
Compass EMP International 500 Volatility Weighted Fund - Cl. I	8,818,773	1,087,494	175,288	16,356	(1,220,278)	326,171	227,713	8,527,057
Compass EMP Long/Short Strategies Fund - Cl. I	6,973,045	—	299,290	10,997	153,116	19,338	6,814	6,837,868
Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	4,380,904	—	585,445	43,945	245,340	87,782	1,771	4,084,744
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	14,433,231	325,010	5,007,877	656,830	(733,901)	196,037	333,883	9,673,293
Compass EMP US 500 Volatility Weighted Fund - Cl. I	10,824,226	417,507	3,837,583	504,685	(740,765)	208,679	372,496	7,168,070
Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	3,560,712	94,710	1,436,267	92,056	(256,126)	81,869	91,556	2,055,085
TOTAL	$101,338,073	$13,085,855	$14,195,255	$1,388,686	$(5,178,592)	$2,196,883	$1,157,291	$96,438,767

204

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Multi-Asset Growth Fund

	Value -				Change in
	Beginning of			Realized Gain /	Unrealized	Dividend	LTCG from	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	(Loss)	Gain / (Loss)	Income	Affiliates	Period
Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF	$—	$1,576,810	$203,461	$7,281	$76,462	$19,840	$—	$1,457,092
Compass EMP US 500 Enhanced Volatility Weighted Index ETF	—	3,147,033	373,650	10,108	141,912	16,694	—	2,925,403
Compass EMP US 500 Volatility Weighted Index ETF	—	2,516,633	348,264	9,370	95,191	16,242	—	2,272,930
Compass EMP US Discovery 500 Enhanced Volatility Weighted Fund ETF	—	983,648	115,310	4,032	61,729	4,220	—	934,099
Compass EMP Emerging Market 500 Volatility Weighted Fund - Cl. I	3,285,407	97,792	375,371	30,256	(217,461)	15,108	—	2,820,623
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	11,571,287	213,924	642,663	84,241	(1,328,909)	280,059	114,479	9,897,880
Compass EMP International 500 Volatility Weighted Fund - Cl. I	9,287,251	730,262	469,788	44,639	(1,265,260)	324,057	225,669	8,327,104
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	14,291,001	—	5,514,272	737,063	(791,677)	186,509	317,498	8,722,115
Compass EMP US 500 Volatility Weighted Fund - Cl. I	11,341,046	—	3,384,698	453,620	(718,012)	237,788	424,520	7,691,956
Compass EMP US Small Cap 500 Volatility Weighted Fund - Cl. I	3,690,934	—	1,051,201	57,297	(255,494)	101,978	114,102	2,441,536
TOTAL	$53,466,926	$9,266,102	$12,478,678	$1,437,907	$(4,201,519)	$1,202,495	$1,196,268	$47,490,738

Alternative Strategies Fund

	Value -				Change in
	Beginning of			Realized Gain	Unrealized Gain	Dividend	LTCG from	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	/ (Loss)	/ (Loss)	Income	Affiliates	Period
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	$—	$878,022	$13,743	$(96)	$(11,598)	$1,886	$72	$852,585
Compass EMP US 100 High Dividend Enhanced Volatility Weighted Index ETF	—	1,558,961	150,124	4,204	81,559	18,746	—	1,494,600
Compass EMP US 500 Enhanced Volatility Weighted Index ETF	—	1,563,000	148,376	2,762	72,033	7,767	—	1,489,419
Compass EMP Market Neutral Income Fund - Cl. I	10,731,726	43,092	1,253,209	(18,603)	(266,340)	175,700	—	9,236,666
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund - Cl. I	5,983,346	325,709	467,819	(21,551)	(586,727)	63,594	—	5,232,958
Compass EMP Commodity Strategies Volatility Weighted Fund - Cl. I	5,964,696	1,203,018	305,902	(3,799)	(1,685,568)	637,682	—	5,172,445
Compass EMP International 500 Enhanced Volatility Weighted Fund - Cl. I	6,836,919	65,682	1,004,122	58,669	(762,511)	147,243	59,367	5,194,637
Compass EMP Long/Short Strategies Fund - Cl. I	14,535,704	—	2,160,765	73,474	246,099	38,530	13,477	12,694,512
Compass EMP REC Enhanced Volatility Weighted Fund - Cl. I	9,113,434	—	1,914,951	126,928	439,533	175,702	3,475	7,764,944
Compass EMP US 500 Enhanced Volatility Weighted Fund - Cl. I	8,305,891	—	4,014,447	526,598	(556,965)	90,028	152,959	4,261,077
TOTAL	$61,471,716	$5,637,484	$11,433,458	$748,586	$(3,030,485)	$1,356,878	$229,350	$53,393,843

(9)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Commodity Strategies Enhanced Volatility Weighted Fund, the Commodity Strategies Volatility Weighted Fund, and the Enhanced Fixed Income Fund currently invest a portion of their assets in AIM STIT – Liquid Assets Portfolio, Institutional Class (“AIM”). Commodity Strategies Enhanced Volatility Weighted Fund, the Commodity Strategies Volatility Weighted Fund, and the Enhanced Fixed Income Fund may redeem their investment from AIM at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Commodity Strategies Enhanced Volatility Weighted Fund, the Commodity Strategies Volatility Weighted Fund, and the Enhanced Fixed Income Fund may be directly affected by the performance of AIM. AIM is registered under the 1940 Act as an open-ended management investment company. AIM invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of AIM, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with Commodity Strategies Enhanced Volatility Weighted Fund’s, the Commodity Strategies Volatility Weighted Fund’s, and the Enhanced Fixed Income Fund’s financial statements. As of December 31, 2014 the percentage of the fund’s net assets invested in AIM was 34.2%, 31.0%, and 50.4%, for the Commodity Strategies Enhanced Volatility Weighted Fund, the Commodity Strategies Volatility Weighted Fund, and the Enhanced Fixed Income Fund, respectively.

205

COMPASS EMP FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

On November 26, 2014, Compass entered into a definitive agreement with Victory Capital Management Inc. (“Victory”) to sell certain assets and certain liabilities of Compass to Victory (the “Acquisition”). As a result of the Acquisition, Victory will acquire substantially all of the assets of Compass that relate to its provision of investment management or investment advisory services to the Funds, including the books and records relating to the Funds and the investment performance of the portfolio management team of the Funds. The closing of the Acquisition is expected to occur in the first half of 2015 or as soon as practical thereafter (the “Closing”), provided all of the conditions to the Closing are met. The Acquisition will cause the investment advisory agreement between Compass and the Trust, on behalf of the Funds to automatically terminate as required by law. On January 29, 2015, the Board met to consider the approval of a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Funds, and Victory. The New Advisory Agreement is substantially similar in all material respects to the current advisory agreement with Compass. The effective date of the New Advisory Agreement with respect to the Funds will be the later of the date shareholders of the Funds approve the New Advisory Agreement, or upon the closing of the Acquisition.

206

COMPASS EMP FUNDS EXPENSE EXAMPLES
December 31, 2014 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

207

COMPASS EMP FUNDS
EXPENSE EXAMPLES (Continued)
December 31, 2014 (Unaudited)

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	7/1/14	12/31/14	Period(a)	12/31/14	Period(a)

Compass EMP U.S. 500 Vol. Weighted – Cl. A	1.20%	$1,000.00	$1,049.50	$6.20	$1,019.16	$6.11
Compass EMP U.S. 500 Vol. Weighted – Cl. C	1.95%	$1,000.00	$1,045.50	$10.05	$1,015.38	$9.91
Compass EMP U.S. 500 Vol. Weighted – Cl. I	0.95%	$1,000.00	$1,050.80	$4.91	$1,020.42	$4.84
Compass EMP U.S. 500 Vol. Weighted – Cl. T	1.45%	$1,000.00	$1,048.50	$7.49	$1,017.90	$7.38
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. A	1.25%	$1,000.00	$1,024.80	$6.38	$1,018.90	$6.36
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. C	2.00%	$1,000.00	$1,020.50	$10.19	$1,015.12	$10.16
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. I	1.00%	$1,000.00	$1,026.10	$5.11	$1,020.16	$5.09
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. T	1.50%	$1,000.00	$1,023.80	$7.65	$1,017.64	$7.63
Compass EMP Intl. 500 Vol. Weighted – Cl. A	1.40%	$1,000.00	$925.10	$6.79	$1,018.15	$7.12
Compass EMP Intl. 500 Vol. Weighted – Cl. C	2.15%	$1,000.00	$921.60	$10.41	$1,014.37	$10.92
Compass EMP Intl. 500 Vol. Weighted – Cl. I	1.15%	$1,000.00	$926.30	$5.58	$1,019.41	$5.85
Compass EMP Intl. 500 Vol. Weighted – Cl. T	1.65%	$1,000.00	$924.00	$8.00	$1,016.89	$8.39
Compass EMP Emerging Market 500 Vol. Weighted – Cl. A	1.45%	$1,000.00	$939.30	$7.09	$1,017.90	$7.38
Compass EMP Emerging Market 500 Vol. Weighted – Cl. C	2.20%	$1,000.00	$935.30	$10.73	$1,014.12	$11.17
Compass EMP Emerging Market 500 Vol. Weighted – Cl. I	1.20%	$1,000.00	$939.70	$5.87	$1,019.16	$6.11
Compass EMP Emerging Market 500 Vol. Weighted – Cl. T	1.70%	$1,000.00	$938.20	$8.31	$1,016.64	$8.64
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$1,047.50	$8.26	$1,017.14	$8.13
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$1,043.40	$12.10	$1,013.36	$11.93
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$1,048.80	$6.97	$1,018.40	$6.87
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$1,046.30	$9.54	$1,015.88	$9.40
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. A	1.65%	$1,000.00	$922.50	$8.00	$1,016.89	$8.39
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. C	2.40%	$1,000.00	$919.70	$11.61	$1,013.11	$12.18
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. I	1.40%	$1,000.00	$924.70	$6.79	$1,108.15	$7.12
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. T	1.90%	$1,000.00	$921.90	$9.20	$1,015.63	$9.65
Compass EMP REC Enhanced Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,091.30	$7.38	$1,018.15	$7.12
Compass EMP REC Enhanced Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,087.70	$11.31	$1,014.37	$10.92
Compass EMP REC Enhanced Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,092.40	$6.07	$1,019.41	$5.85
Compass EMP REC Enhanced Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,089.80	$8.69	$1,016.89	$8.39
Compass EMP Commodity Strategies Vol. Weighted – Cl. A	1.40%	$1,000.00	$829.90	$6.46	$1,018.15	$7.12
Compass EMP Commodity Strategies Vol. Weighted – Cl. C	2.15%	$1,000.00	$827.20	$9.90	$1,014.37	$10.92
Compass EMP Commodity Strategies Vol. Weighted – Cl. I	1.15%	$1,000.00	$830.80	$5.31	$1,019.41	$5.85
Compass EMP Commodity Strategies Vol. Weighted – Cl. T	1.65%	$1,000.00	$829.10	$7.61	$1,016.89	$8.39
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$908.30	$7.70	$1,017.14	$8.13
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$904.60	$11.28	$1,013.36	$11.93
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$909.50	$6.50	$1,018.40	$6.87
Compass EMP Commodity Strategies Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$906.60	$8.89	$1,015.88	$9.40
Compass EMP Long/Short Strategies – Cl. A	1.60%	$1,000.00	$1,027.00	$8.17	$1,017.14	$8.13
Compass EMP Long/Short Strategies – Cl. C	2.35%	$1,000.00	$1,022.60	$11.98	$1,013.36	$11.93
Compass EMP Long/Short Strategies – Cl. I	1.35%	$1,000.00	$1,028.40	$6.90	$1,018.40	$6.87
Compass EMP Long/Short Strategies – Cl. T	1.85%	$1,000.00	$1,026.00	$9.45	$1,015.88	$9.40
Compass EMP Market Neutral Income – Cl. A	1.15%	$1,000.00	$988.50	$5.76	$1,019.41	$5.85
Compass EMP Market Neutral Income – Cl. C	1.90%	$1,000.00	$984.80	$9.51	$1,015.63	$9.65
Compass EMP Market Neutral Income – Cl. I	0.90%	$1,000.00	$989.80	$4.51	$1,020.67	$4.58
Compass EMP Market Neutral Income – Cl. T	1.40%	$1,000.00	$987.20	$7.01	$1,018.15	$7.12
Compass EMP Enhanced Fixed Income – Cl. A	0.85%	$1,000.00	$1,014.60	$4.32	$1,020.92	$4.33
Compass EMP Enhanced Fixed Income – Cl. C	1.60%	$1,000.00	$1,011.30	$8.11	$1,017.14	$8.13
Compass EMP Enhanced Fixed Income – Cl. I	0.60%	$1,000.00	$1,015.90	$3.05	$1,022.18	$3.06
Compass EMP Enhanced Fixed Income – Cl. T	1.10%	$1,000.00	$1,013.40	$5.58	$1,019.66	$5.60
Compass Ultra Short-Term Fixed Income – Cl. A	0.50%	$1,000.00	$1,002.20	$2.52	$1,022.68	$2.55
Compass Ultra Short-Term Fixed Income – Cl. I	0.25%	$1,000.00	$1,003.50	$1.26	$1,023.95	$1.28
Compass EMP Multi-Asset Balanced – Cl. A	0.50%	$1,000.00	$993.00	$2.51	$1,022.68	$2.55
Compass EMP Multi-Asset Balanced – Cl. C	1.25%	$1,000.00	$989.90	$2.51	$1,018.90	$2.54
Compass EMP Multi-Asset Balanced – Cl. T	0.75%	$1,000.00	$992.40	$2.51	$1,021.42	$2.55
Compass EMP Multi-Asset Growth – Cl. A	0.50%	$1,000.00	$991.20	$2.51	$1,022.68	$2.55
Compass EMP Multi-Asset Growth – Cl. C	1.25%	$1,000.00	$987.20	$2.50	$1,018.90	$2.54
Compass EMP Multi-Asset Growth – Cl. T	0.75%	$1,000.00	$990.20	$2.51	$1,021.42	$2.55
Compass EMP Alternative Strategies – Cl. A	0.50%	$1,000.00	$987.00	$2.50	$1,022.68	$2.55
Compass EMP Alternative Strategies – Cl. C	1.25%	$1,000.00	$982.40	$2.50	$1,018.90	$2.54
Compass EMP Alternative Strategies – Cl. T	0.75%	$1,000.00	$985.70	$2.50	$1,021.42	$2.55

(a)	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

208

COMPASS EMP FUNDS
SUPPLEMENTAL INFORMATION
December 31, 2014 (Unaudited)

At a meeting held on August 21, 2014, the Board of Trustees (the “Board or the Trustees”) of the Compass EMP Funds Trust (the “Trust” or the “Fund”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined by the Investment Company Act of 1940, as amended, approved the renewal of the investment management agreement (the “Advisory Agreement”) between Compass Efficient Model Portfolios, LLC (the “Adviser”) and the Trust. In connection with the Board’s consideration of the Advisory Agreement, the Adviser provided the Board with written materials. In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances. Further, each Trustee may have afforded a different weight to different factors. Matters considered by the Trustees in connection with the Board’s renewal of the Advisory Agreement included the following.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser relating to the Advisory Agreement. The Trustees considered the depth and experience of the Adviser’s personnel with responsibilities to the Funds. The Trustees considered that the Adviser maintains a continuous investment program for the Funds and also exercises oversight of the performance and compliance programs of the various service providers. The Trustees reviewed the description provided by the Adviser of its practices for monitoring compliance with each Fund’s investment limitations and considered that the Adviser did not experience any material compliance issues since the last renewal of the Advisory Agreement, and concluded that such practices were adequate. The Board, including the Independent Trustees, concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to each Funds was satisfactory and reasonable.

Performance. The Trustees agreed that the performance of each Fund should be considered individually because each Fund has different strategies, objectives and benchmarks for performance. The Trustees considered the year-to-date and since inception total returns for each Fund as compared to its respective CEMP index and non-CEMP index benchmarks, among other factors. The Trustees also considered the Morningstar Peer Group analysis for each Fund provided by the Adviser. The Trustees also considered the presentation of the Adviser earlier in the Meeting and noted the following with respect to each Fund:

U.S. 500 Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 6. 55% and 26. 30%, respectively. The Trustees also noted that the Fund had underperformed its benchmark indices, the Compass EMP U.S. Large Cap Volatility Weighted Index and the S&P 500 Index. They observed that the Compass EMP U.S. Large Cap Volatility Weighted Index returned 7. 03% for the year-to-date period and 27. 85% for the since inception period, and the S&P 500 Index returned 7. 14% and 26. 63%, over the same periods, respectively. The Board noted that the underperformance of the Fund in comparison to the indices to large inflows to the Fund compared to the Fund’s asset level during the strong bull market in 2013.

Small Cap Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 1. 59% and 29. 64%, respectively. The Trustees noted that the Fund had underperformed its benchmark indices, the Compass EMP U.S. Small Cap Volatility Weighted Index and the Russell 2000 Index. They noted that the Compass EMP U.S. Small Cap Volatility Weighted Index returned 2. 15% for the year-to-date period and 32. 33% for the since inception period, and that the Russell 2000 Index returned 3. 19% and 30. 67%, over the same periods, respectively. The Board considered that the underperformance of the Fund in comparison to the indices again, was tied heavily to the strong bull market in 2013.

International Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 6. 74% and 21. 36%, respectively. The Trustees noted that the Fund had underperformed the Compass EMP International 500 Volatility Weighted Fund Index over the year-to-date and since inception periods, outperformed the MSCI EAFE Index over the year-to-date period, and underperformed the MSCI EAFE Index over the since inception period. They observed that the Compass EMP International 500 Volatility Weighted Fund Index returned 7. 27% for the year-to-date period and 25. 02% for the since inception period, and that the MSCI EAFE Index returned 5. 14% and 22. 64% over the same periods, respectively. The Board noted that the underperformance of the Fund in comparison to the indices was in part due to large inflows to the indices compared to the Fund’s asset level during the strong bull market in 2013.

Emerging Market Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 7. 66% and 5. 37%, respectively. The Trustees also noted that the Fund had underperformed the CEMP Emerging Market 500 Volatility Weighted Index over the year-to-date and since inception time periods, outperformed the Dow Jones Emerging Markets Index over the year-to-date time period, and underperformed the Dow Jones Emerging Markets Index over the since inception time period. They observed that the CEMP Emerging Market 500 Volatility Weighted Index returned 8. 67% for the year-to-date period and 8. 97% for the since inception period, and that the Dow Jones Emerging Markets Index returned 7. 05% and 9. 20% over the same periods, respectively. The Board noted that the underperformance of the Fund in comparison to the indices was in part a result of the Fund’s India exposure to a Wisdom Tree ETF and heavy international trading costs.

209

COMPASS EMP FUNDS
SUPPLEMENTAL INFORMATION
December 31, 2014 (Unaudited) (Continued)

U.S. 500 Enhanced Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 6. 16% and 25. 57%, respectively. The Trustees also noted that the Fund had underperformed its benchmark indices, the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index and the S&P 500 Index. They observed that the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index returned 7. 03% for year-to-date period and 27. 85% for the since inception period, and that the S&P 500 Index returned 7. 14% and 26. 63% over the same periods, respectively. They further reasoned that the Fund was performing reasonably in line with its benchmarks.

International 500 Enhanced Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 6. 56% and 17. 67%, respectively. The Trustees also noted that the Fund had underperformed the CEMP International 500 Long/Cash Volatility Weighted Index, which returned of 7. 28% and 21. 49% over the same periods, respectively. The Board further noted that the Fund outperformed the MSCI EAFE Index over the year-to-date period, but underperformed the index over the since inception period, observing that the index returned 5. 24% and 22. 64% over the respective periods. They further reasoned that the Fund was performing reasonably in line with its benchmarks.

REC Fund. The Trustees noted that the Fund had positive absolute returns for the year-to-date and since inception periods of 9. 02% and 11. 50%, respectively. The Trustees also noted that the Fund had underperformed both the CEMP U.S. REIT Long/Cash Volatility Weighted Index and the Dow Jones U.S. Select REIT Index. They observed that the CEMP U. S. REIT Long/Cash Volatility Weighted Index returned 9. 54% for the year-to-date period and 13. 87% for the since inception period, and that the Dow Jones U.S. Select REIT Index returned 18. 24% and 15. 38% over the same periods, respectively. The Board also noted that the Fund was in the 97th percentile of its Morningstar Real Estate Peer Group for the year-to-date period, but exhibited a higher percentile rank for the second quarter of 2014. The Trustees reasoned that given recent performance, the Fund had the potential to exhibit improved performance relative to its benchmarks over a full market cycle.

Commodity Strategies Fund. The Trustees noted that the Fund had a positive absolute return for the year-to-date period of 9. 11% and had a (1. 12)% return for the since inception period. The Trustees considered that the Fund had underperformed compared to the CEMP Commodity Volatility Weighted Index, which returned 9. 35% and (0. 64)% over the year-to-date and since inception periods, respectively. They also noted that the Fund outperformed the Dow Jones USB Index, which returned 7. 06% and (3. 55)% over the same periods, respectively. The Trustees also considered that the Fund was in the 13th percentile of its Morningstar Category Peer Group for the year-to-date period.

Commodity Enhanced Fund. The Trustees noted that the Fund had a positive absolute return for the year-to-date period of 4. 01% and had a (2. 50)% return for the since inception period. The Trustees also noted the Fund underperformed the Dow Jones UBS Commodity Index for year-to date period and outperformed the index for the since inception period, observing that the index returned 7. 06% and (3. 55)% over those periods, respectively. The Trustees noted that no return data was included in the Board Materials for the Fund’s other benchmark index, the Commodity Long/Cash Volatility Weighted Index for the year-to-date and since inception periods.

Long/Short Fund. The Trustees noted that the Fund had absolute positive returns for the year-to-date and since inception periods of 3. 17% and 6. 51%, respectively. The Trustees noted that the Fund had outperformed the Barclays Equity Long/Short Index, which returned 1. 61% and over the year-to-date period. They noted that return data for the index was not included in the Board Materials for the since inception period. The Trustees further noted that the Fund outperformed its Morningstar Category Peer Group for the quarter and year-to-date periods.

Market Neutral Fund. The Trustees noted that the Fund had a positive absolute return for the year-to-date period of 2. 60% and had returned (0. 30)% since the Fund’s inception. The Trustees also noted that return data for the Fund’s since inception period was not included in the Board Materials for the Fund’s benchmark indices, the Barclays Equity Market Neutral Index and the Barclays Aggregate Bond Index. The Trustees noted the indices had year-to-date returns of 2. 32% and 3. 93%, respectively. The Trustees further considered that the Fund had underperformed compared to the Barclays Aggregate Bond Index due to having minimal bond exposure.

Enhanced Fixed Fund. The Trustees noted that the Fund had a positive absolute return for the year-to-date period of 1. 87% and returned (0. 26)% since the Fund’s inception. The Trustees also noted that return data for Fund’s benchmark indices had not been included in the Board Materials, but that the Fund was in the 94th percentile of its Morningstar World Bond Peer group for the year-to-date period and had performed similarly with respect to that group over the quarter and 1-year periods. The Trustees reasoned that given recent positive absolute returns, the Fund had the potential to exhibit improved performance over a full market cycle.

210

COMPASS EMP FUNDS
SUPPLEMENTAL INFORMATION
December 31, 2014 (Unaudited) (Continued)

Ultra Fixed Fund. The Trustees noted that the Fund had absolute positive returns for the year-to-date and since inception periods of 0. 27% and 0. 59%, respectively. The Trustees noted that over the year-to-date period, the Fund outperformed the Citigroup 3-Month Treasury Bill Index, which returned 0. 02%, but underperformed its Morningstar Ultrashort Bond Peer Group, which returned 0. 44%. The Trustees noted that since inception return data for the benchmarks was not included in the Board Materials.

MA Balanced Fund. The Trustees noted the Fund had absolute positive returns for the year-to-date and since inception periods of 4. 45% and 7. 75%, respectively. They further noted that while total return data for the Fund’s benchmark and since inception data for the Fund’s Morningstar Conservative Allocation Peer Group were not included in the Board Materials, they observed that the Fund was in the 54th percentile of its Peer Group for the year-to-date period and in the 42nd percentile of the Peer Group for the 1 year period.

MA Growth Fund. The Trustees noted the Fund had absolute positive returns for the year-to-date and since inception periods of 5. 73% and 9. 19%, respectively. They further noted that while total return data for the Fund’s benchmark and since inception data for the Fund’s Morningstar Moderate Allocation Peer Group were not included in the Board Materials, they observed that the Fund was in the 32nd percentile of its Peer Group for the year-to-date period and in the 1st percentile of the Peer Group for the 1 year period.

Alternative Fund. The Trustees noted the Fund had absolute positive returns for the year-to-date and since inception periods of 5. 06% and 1. 49%, respectively. They further noted that while total return data for the Fund’s benchmark and since inception data for the Fund’s Morningstar Multialternative Peer Group were not included in the Board Materials, they observed that the Fund was in the 10th percentile of its Peer Group for the year-to-date period and in the 24th percentile of the Peer Group for the 1 year period. The Trustees agreed that the Adviser had consistently applied its rules-based methodology, that the Adviser and the Trustees continue to have confidence in the methodology, and that each Fund’s performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Board reviewed each Fund’s advisory fee and overall expense structure as compared to each Fund’s respective Peer Group comprised of other mutual funds selected by the Adviser with similar investment objectives, strategies and size. The Board considered that there was an expense limitation agreement in place with respect to each Fund, and that the Adviser intended to renew the agreement with respect to all the Funds at yet to be determined levels. The Board noted the annual advisory fees and net expense ratios for each Fund, as compared to each Fund’s Peer Group, as reported by the Adviser at the Meeting. The Trustees reasoned that each Fund’s fees were reasonably in line with those of the applicable Peer Group, and concluded that each Fund’s fees were not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. They reviewed the Adviser’s current marketing efforts for the Funds and projections for asset growth for each Fund over the next 12 months, and discussed the expense limitation agreements currently in place. It was the consensus of the Board that, given the projected asset growth and in light of the economies currently being passed on to shareholders through the expense limitation agreements, the absence of breakpoints with respect to each Fund, was acceptable at this time.

Profitability. The Trustees also considered the Adviser’s level of profits with respect to each Fund. They reviewed the reports of gross revenues provided by the Adviser for each of the Legacy and non-Legacy Funds for the 2013 fiscal year and the 2014 fiscal year. They also reviewed the net revenues for each such Fund for the month of June 2014 and the 2014 fiscal year. They considered the Adviser’s report that the Adviser continued to waive management fees (in part or in full) for the majority of the Funds, as well as the fact that there was an expense limitation agreement in place with respect to each Fund. The Trustees also discussed the level of compensation of the Adviser’s principals, and the impact of those expenses on the Adviser’s profits. The Trustees concluded that based on the services provided, the fees were reasonable and that the profits from the Adviser’s relationship with the Funds at current asset levels were not excessive.

Conclusion. The Trustees, having requested and received such information from the Adviser as they believed reasonably necessary to evaluate the terms of the Advisory Agreement, and assisted by the advice of independent counsel, determined that continuation of the Advisory Agreement for an additional one-year term is in the best interests of each Fund and its shareholders.

211

PRIVACY NOTICE

Rev. July 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■   Social Security number and wire transfer instructions

■   account transactions and transaction history

■   investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Compass EMP Funds chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-888-944-4367

212

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open and account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes-information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■     Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds’ investment adviser.

■     Compass EMP Funds Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

213

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Compass EMP Trust

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date 3/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date 3/11/15

By (Signature and Title)

/s/Robert W. Walker

Robert W. Walker, Treasurer

Date 3/11/15